JPMORGAN TRUST I
JPMorgan Intermediate Tax Free Bond Fund

(the “Trust I Acquiring Fund”)

JPMORGAN TRUST II
JPMorgan Core Plus Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
(known as the “JPMorgan Short Term Municipal Bond Fund”
prior to April 30, 2009)

(each a “Trust II Acquiring Fund” and collectively, the “Trust II Acquiring Funds” and together with the Trust I Acquiring Fund, the “Acquiring Funds”)

JPMORGAN TRUST I
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund

(each a “Trust I Acquired Fund” and collectively, the “Trust I Acquired Funds”)

JPMORGAN TRUST II
JPMorgan Intermediate Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund

(each a “Trust II Acquired Fund” and collectively, the “Trust II Acquired Funds” and, together with the Trust I Acquired Funds, the “Acquired Funds”)

245 Park Avenue
New York, New York 10167

Combined Special Meeting of Shareholders to be held June 15, 2009

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the Acquired Funds (“Your Fund”). The Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II called a special meeting of shareholders of Your Fund scheduled for June 15, 2009, at 245 Park Avenue, New York, NY 10167, at 10:00 a.m., New York time. Your Fund’s special meeting is referred to as the “Meeting.” The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations (each, a “Reorganization” and, collectively, the “Reorganizations”), including the Reorganization of Your Fund.

An analysis has been performed to identify overlapping or similar products in order to take advantage of potential operational and administrative efficiencies. At meetings held in November 2008 and February 2009, JPMorgan Funds Management made proposals to the Boards of Trustees of the JPMorgan Funds related to the proposed Reorganizations. On February 18, 2009, the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II approved the proposed Reorganizations and concurred that the proposed Reorganizations are in the best interest of each Acquired Fund and Acquiring Fund (as defined below).

J.P. Morgan Investment Management Inc. (“JPMIM”), JPMorgan Investment Advisors Inc. (“JPMIA”) and the Funds’ distributor and administrator have contractually agreed to waive their fees or reimburse the expenses of the Acquiring Funds as needed in order to ensure that the net expense level for each class of shares of the Acquiring Funds following the Reorganizations is equal to or less than the net expense levels (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest (including interest related to investments in inverse floaters), taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) in effect prior to the Reorganization for the corresponding class of the Acquired Funds. These contractual fee waivers and/or reimbursements will stay in effect until June 30, 2010.

The attached Proxy Statement/Prospectus seeks shareholder approval of the following proposals that will be considered at the Meeting:

1. To approve a proposed Agreement and Plan of Reorganization for Your Fund (“Reorganization Agreement”), pursuant to which Your Fund will transfer all of its assets and liabilities to the corresponding series of the Acquiring Fund listed opposite Your Fund’s name in the following chart in exchange for shares of the corresponding Fund:

Acquired Fund	Acquiring Fund
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund

JPMorgan Tax Aware Enhanced Income Fund JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund (known as the “JPMorgan Short Term Municipal Bond Fund” prior to April 30, 2009)*
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund

*	Please note that the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and will also change its main investment strategies prior to the time of the Reorganization. Because these changes will occur prior to the Reorganization and the Proxy Statement/Prospectus enclosed with this letter describes the Acquiring Funds whose shares you will receive through the Reorganization, the Proxy Statement/Prospectus reflects those changes. Therefore, the Proxy Statement/Prospectus refers to the “JPMorgan Short-Intermediate Municipal Bond Fund,” describes the new main investment strategies, and does not describe the main investment strategies of the JPMorgan Short Term Municipal Bond Fund in effect as of the date of the Proxy Statement/Prospectus.

If the Reorganization pertaining to Your Fund is approved by shareholders, you will have an interest in the corresponding Acquiring Fund on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes.

If the relevant Reorganization is not approved by shareholders, then each Acquired Fund for which the Reorganization is not approved will remain in existence and continue within its current trust (i.e., JPMorgan Trust I or JPMorgan Trust II), and the Board of Trustees of that Fund will consider what, if any, additional steps to take, including potential liquidation of the Fund.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of JPMorgan Trust I recommends that shareholders of the Trust I Acquired Funds vote “FOR” the proposal, and the Board of JPMorgan Trust II recommends that shareholders of the Trust II Acquired Funds vote “FOR” the proposal.

We strongly invite your participation by asking you to review these materials and complete and return your proxy card as soon as possible.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us regardless of the number of shares held by you. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received no later than the time of the Meeting on June 15, 2009. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions, before you vote, please call 1-866-963-6135.

In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.
(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.
(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card.

NOTE: You may receive more than one proxy package if you hold shares in more than one account or in more than one Acquired Fund.

Please be sure to vote each account or Acquired Fund by using one of the methods described on the proxy cards or by signing and dating each card and enclosing it in the postage-paid envelope provided for each card.

Sincerely,

George C.W. Gatch
President
JPMorgan Trust I
JPMorgan Trust II

April 24, 2009

JPMORGAN TRUST I

JPMorgan Intermediate Tax Free Bond Fund

(the “Trust I Acquiring Fund”)

JPMORGAN TRUST II
JPMorgan Core Plus Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
(known as the “JPMorgan Short Term Municipal Bond Fund”
prior to April 30, 2009)

(each a “Trust II Acquiring Fund” and collectively, the “Trust II Acquiring Funds” and together with the Trust I Acquiring Fund, the “Acquiring Funds”)

JPMORGAN TRUST I
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund

(each a “Trust I Acquired Fund” and collectively, the “Trust I Acquired Funds”)

JPMORGAN TRUST II
JPMorgan Intermediate Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund

(each a “Trust II Acquired Fund” and collectively, the “Trust II Acquired Funds” and together with the Trust I Acquired Funds, the “Acquired Funds”)

245 Park Avenue
New York, New York 10167

NOTICE OF COMBINED SPECIAL MEETING OF SHAREHOLDERS
To Be Held on June 15, 2009

To the shareholders of the Acquired Funds:

NOTICE IS HEREBY GIVEN that a Combined Special Meeting of shareholders of each of the Acquired Funds will be held at 245 Park Avenue, New York, NY 10167, on June 15, 2009 at 10:00 a.m., New York time (the “Meeting”), for the following purposes:

1. To approve the Agreement and Plan of Reorganization by and among JPMorgan Trust I and JPMorgan Trust II pursuant to which each Acquired Fund will transfer all of its assets attributable to each class of its shares to the corresponding Acquiring Fund, as indicated below, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

Acquired Fund	Acquiring Fund
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund

JPMorgan Tax Aware Enhanced Income Fund JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund (known as the “JPMorgan Short Term Municipal Bond Fund” prior to April 30, 2009)*
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund

JPMorgan Kentucky Municipal Bond Fund JPMorgan Louisiana Municipal Bond Fund JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

*	Please note that the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and will also change its main investment strategies prior to the time of the Reorganization. Because these changes will occur prior to the Reorganization and the Proxy Statement/Prospectus enclosed with this letter describes the Acquiring Funds whose shares you will receive through the Reorganization, the Proxy Statement/Prospectus reflects those changes. Therefore, the Proxy Statement/Prospectus refers to the “JPMorgan Short-Intermediate Municipal Bond Fund,” describes the new main investment strategies, and does not describe the main investment strategies of the JPMorgan Short Term Municipal Bond Fund in effect as of the date of the Proxy Statement/Prospectus.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Whether or not you plan to attend the Meeting in person, please vote. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.
(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.
(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed proxy card.

Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II,

Frank J. Nasta

Secretary
JPMorgan Trust I
JPMorgan Trust II

April 24, 2009

PROXY STATEMENT/PROSPECTUS

April 24, 2009

PROXY STATEMENT FOR:

JPMORGAN TRUST I
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund

(each a “Trust I Acquired Fund” and collectively, the “Trust I Acquired Funds”)

JPMORGAN TRUST II
JPMorgan Intermediate Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund

(each a “Trust II Acquired Fund” and collectively, the “Trust II Acquired Funds” and together with the Trust I Acquired Funds, the “Acquired Funds”)

PROSPECTUS FOR:

JPMORGAN TRUST I
JPMorgan Intermediate Tax Free Bond Fund

(the “Trust I Acquiring Fund”)

JPMORGAN TRUST II
JPMorgan Core Plus Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
(known as the “JPMorgan Short Term Municipal Bond Fund”
prior to April 30, 2009)

(each a “Trust II Acquiring Fund” and collectively, the “Trust II Acquiring Funds” and together with the Trust I Acquiring Fund, the “Acquiring Funds”)

245 Park Avenue
New York, New York 10167

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished on or about April 24, 2009 in connection with the solicitation of proxy cards by the Boards of Trustees (each a “Board”) of JPMorgan Trust I and JPMorgan Trust II for a Special Meeting of shareholders of each of the Acquired Funds listed above (the “Meeting”). The Meeting will be held on June 15, 2009, at 10:00 a.m., New York time, at 245 Park Avenue, New York, NY 10167.

i

At the Meeting, shareholders will be asked to consider and act upon the following proposals:

1. To approve the Agreement and Plan of Reorganization (each a “Reorganization Agreement”), providing for (i) the acquisition of all assets and assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund opposite its name in the following chart (each a “Reorganization” and collectively, the “Reorganizations”), and (ii) the subsequent liquidation of each Acquired Fund:

Acquired Fund	Acquiring Fund
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund

JPMorgan Tax Aware Enhanced Income Fund JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund (known as the “JPMorgan Short Term Municipal Bond Fund” prior to April 30, 2009)*
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund

JPMorgan Kentucky Municipal Bond Fund JPMorgan Louisiana Municipal Bond Fund JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

*	Please note that the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and will also change its main investment strategies prior to the time of the Reorganization. Because these changes will occur prior to the Reorganization and the Proxy Statement/Prospectus enclosed with this letter describes the Acquiring Funds whose shares you will receive through the Reorganization, the Proxy Statement/Prospectus reflects those changes. Therefore, the Proxy Statement/Prospectus refers to the “JPMorgan Short-Intermediate Municipal Bond Fund,” describes the new main investment strategies, and does not describe the main investment strategies of the JPMorgan Short Term Municipal Bond Fund in effect as of the date of the Proxy Statement/Prospectus.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

Under each proposed Reorganization Agreement, each shareholder of an Acquired Fund would be entitled to receive shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Acquired Funds are being asked to approve a transaction that will result in their holding shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

Share classes of the Acquired Funds. Each of the Acquired Funds offers share classes as indicated in the chart below:

Acquired Fund	Class A	Class B	Class C	Select Class	Institutional Class	Ultra
JPMorgan Bond Fund	X	X	X	X	X	X
JPMorgan Short Term Bond Fund	X			X	X
JPMorgan Tax Aware Enhanced Income Fund	X			X	X
JPMorgan Tax Aware Short-Intermediate Income Fund				X	X
JPMorgan Intermediate Bond Fund	X	X	X	X		X
JPMorgan Kentucky Municipal Bond Fund	X	X		X
JPMorgan Louisiana Municipal Bond Fund	X	X		X
JPMorgan West Virginia Municipal Bond Fund	X	X		X

Effects on share classes of proposed Reorganizations. If a Reorganization is approved by shareholders of an Acquired Fund, each holder of a Class of shares of that Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund according to the table below. The aggregate net asset value of the Class of shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the Class of shares of the Acquired Fund held by the Acquired Fund shareholders before the transfer.

Acquired Fund		Acquiring Fund
JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Select Class	→	Select Class
Institutional Class	→	Institutional Class*
Ultra	→	Ultra

JPMorgan Short Term Bond Fund		JPMorgan Short Duration Bond Fund
Class A	→	Class A
Select Class	→	Select Class
Institutional Class	→	Ultra

JPMorgan Tax Aware Enhanced Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
Class A	→	Class A
Select Class	→	Select Class
Institutional Class	→	Institutional Class*

JPMorgan Tax Aware Short-Intermediate Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
Select Class	→	Select Class
Institutional Class	→	Institutional Class*

JPMorgan Intermediate Bond Fund		JPMorgan Core Bond Fund
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Select Class	→	Select Class
Ultra	→	Ultra

JPMorgan Kentucky Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class

JPMorgan Louisiana Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class

JPMorgan West Virginia Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class

*	An Institutional Class will be added to the JPMorgan Core Plus Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund to accommodate the Reorganizations, if approved.

The Reorganizations are being structured as federal income tax-free reorganizations. See “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences.” Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

The Acquired and Acquiring Funds are series of open-end management investment companies. Most of the Acquired Funds have similar investment objectives, as well as similar investment strategies, compared to their corresponding Acquiring Funds. The Acquired Funds and the Acquiring Funds are sometimes referred to herein as the “Funds”. There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

Please note that the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and will also change its main investment strategies prior to the time of the Reorganization. Because these changes will occur prior to the Reorganization and the Proxy Statement/Prospectus enclosed with this letter describes the Acquiring Funds whose shares you will receive through the Reorganization, the Proxy Statement/Prospectus reflects those changes. Therefore, the Proxy Statement/Prospectus refers to the “JPMorgan Short-Intermediate Municipal Bond Fund,” describes the new main investment strategies, and does not describe the main investment strategies of the JPMorgan Short Term Municipal Bond Fund in effect as of the date of the Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Funds that a prospective investor should know before investing. The Statement of Additional Information (“SAI”) for the JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, and JPMorgan Short Duration Bond Fund, dated July 1, 2008, as supplemented; the SAI for the JPMorgan Intermediate Tax Free Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund, dated July 1, 2008; and the SAI dated April 24, 2009 relating to this Proxy Statement/Prospectus and the Reorganizations are incorporated by reference into this Proxy Statement/Prospectus, which means they are considered legally a part of the Proxy Statement/Prospectus. You may receive a copy of the SAIs without charge by contacting the JPMorgan Funds at (800) 480-4111, or by writing to the JPMorgan Funds at JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528. Except for the SAI relating to this Proxy Statement/Prospectus and the Reorganizations, incorporated into this Proxy Statement/Prospectus, the SAIs may also be obtained by visiting the JPMorgan Funds website at www.jpmorganfunds.com.

For more information regarding the Acquired Funds, see their respective prospectuses and SAIs, as amended to date, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference. Each annual report and semi-annual report for the Acquired Funds highlights certain important information, such as investment results and financial information, and they have been filed with the SEC and are incorporated herein by reference. You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports of the Acquired Funds without charge by calling (800) 480-4111, by writing JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or by visiting the JPMorgan Funds website at www.jpmorganfunds.com.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

Accompanying this Proxy Statement/Prospectus as Appendix B is a copy of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN AN ACQUIRED FUND AND AN ACQUIRING FUND IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE ACQUIRED FUND’S OR ACQUIRING FUND’S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Page
PROPOSAL	1
SUMMARY	2
Proposed Reorganizations	2
Effect of Proposed Reorganizations of the Acquired Funds	3
Comparison of Investment Objectives and Main Investment Strategies	3
Comparison of Fees and Expenses	7
Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements	20
Comparison of Purchase, Redemption and Exchange Policies and Procedures	20
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS	21
Principal Risks of Investing in the Funds	29
Investment Restrictions	34
INFORMATION ABOUT THE REORGANIZATIONS	34
The Reorganization Agreement	34
Description of the Acquiring Funds’ Shares	35
Reasons for the Reorganizations and Board Considerations	35
Federal Income Tax Consequences	36
INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUNDS	39
Additional Compensation to Financial Intermediaries	40
Performance of the Acquiring Funds	40
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND ACQUIRED FUNDS	47
Financial Highlights	47
Distributor	47
Administrator	47
FORM OF ORGANIZATION	47
CAPITALIZATION	48
DIVIDENDS AND DISTRIBUTIONS	53
OTHER BUSINESS	53
SHAREHOLDER COMMUNICATIONS WITH THE BOARD	53
VOTING INFORMATION	53
Proxy Solicitation	54
Quorum	54
Vote Required	54
Effect of Abstentions and Broker “Non-Votes”	55
Adjournments	55
Shareholder Proposals	55
Record Date, Outstanding Shares and Interests of Certain Persons	55
LEGAL MATTERS	55
APPENDIX A — Legal Proceedings and Additional Fee and Expense Information Affecting the JPMorgan Trust II Funds and Former One Group Mutual Funds	A-1
APPENDIX B — Form of Reorganization Agreement Among JPMorgan Trust I Funds and JPMorgan Trust II Funds	B-1
APPENDIX C — How to Do Business with the Acquiring Funds	C-1
APPENDIX D — Comparison of Investment Objectives, Main Investment Strategies and Investment Restrictions, and Information Regarding Fund Managers and Acquiring Funds’ Investment Processes	D-1
APPENDIX E — Financial Highlights of the Acquiring Funds	E-1
APPENDIX F — Record Date, Outstanding Shares and Interests of Certain Persons	F-1

v

PROPOSAL

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

Q. How will a Reorganization affect me?

A.  Under the terms of each Reorganization, the assets of each Acquired Fund will be combined with those of the corresponding Acquiring Fund and you will become a shareholder of the Acquiring Fund. Following the Reorganization, you will receive shares of the corresponding Acquiring Fund that are equal in aggregate net asset value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization. Shareholders of Class A, Class B, Class C, Select Class, Institutional Class and Ultra shares of the Acquired Funds will receive Class A, Class B, Class C, Select Class, Institutional Class and Ultra shares, respectively, of the corresponding Acquiring Fund, except that Institutional Class shareholders of the JPMorgan Short Term Bond Fund will receive Ultra shares of the JPMorgan Short Duration Bond Fund.

Q. Why is each Reorganization being recommended?

A.  Each Acquired Fund is broadly similar to one of the Acquiring Funds in terms of its investment objectives and restrictions, and thus has resulted in overlapping product offerings. The proposed Reorganizations would consolidate similar Acquired and Acquiring Funds.

In addition to eliminating the overlapping product offerings, the proposed Reorganizations are expected to benefit shareholders by potentially creating operational and administrative efficiencies.

See below for a discussion regarding any impact on the fees that you will pay.

Q. How will the Reorganizations affect the fees to be paid by the Acquiring Funds, and how do they compare to the fees payable by the Acquired Funds?

The Acquiring Funds will not experience any contractual fee changes and the net expense ratios after proposed fee waivers and/or expense reimbursements for each acquiring class, post Reorganization, will be equal to or less than those in place for the applicable class of the Acquired Funds prior to the Reorganization. J.P. Morgan Investment Management Inc. (“JPMIM”) or JPMorgan Investment Advisors Inc. (“JPMIA”), as applicable, JPMorgan Distribution Services, Inc., (“JPMDS”) and JPMorgan Funds Management, Inc. (“JPMFM”) have committed to waiving their fees and/or reimbursing the expenses of the Acquiring Funds in order to maintain the net expense ratios (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest (including interest related to investments in inverse floaters), taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) at the level in effect prior to the Reorganization for the acquired class until June 30, 2010. There is no guarantee such waivers and/or reimbursements will be continued after June 30, 2010.

Institutional Class Shares of the JPMorgan Short Term Bond Fund charge a separate shareholder servicing fee, whereas Ultra Shares of the JPMorgan Short Duration Bond Fund are not subject to a shareholder servicing fee. As a result, post Reorganization, former Institutional Class shareholders of the JPMorgan Short Term Bond Fund will receive shares in a class that does not charge a separate shareholder service fee.

Pro forma expense information is included for your reference in this Proxy Statement/Prospectus.

Q. Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.  No. The full value of shares of the Acquired Funds will be exchanged for shares of the corresponding Acquiring Funds without any sales load, commission, redemption fee, or other transactional fee being imposed. JPMIM, JPMIA, JPMDS and/or JPMFM will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization including any costs associated with the solicitation of proxies. Brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with each Reorganization, however, will be borne by the Funds.

Q. Will I have to pay any federal income taxes as a result of a Reorganization?

A.  Each transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of each Reorganization, each Acquired Fund and Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Acquired Funds and the Acquiring

Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q. What happens if the Reorganization Agreement is not approved?

A.  If the Reorganization for any individual Acquired Fund is not approved by shareholders, then that individual Acquired Fund will remain in existence and continue within its current trust, and the Board of Trustees of the Fund will consider what, if any, additional steps to take, including potential liquidation of the Fund.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix B.

Proposed Reorganizations

After considering the Reorganizations at meetings in November 2008 and February 2009, the Board of Trustees of JPMorgan Trust I and the Board of Trustees of JPMorgan Trust II approved the Reorganization Agreement on February 18, 2009. Subject to the approval of the shareholders of the Acquired Funds, the Reorganization Agreement provides for the transfer of all of the assets and assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder, and the complete liquidation of the Acquired Funds.

Acquired Fund	Acquiring Fund
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund

JPMorgan Tax Aware Enhanced Income Fund JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund (known as the “JPMorgan Short Term Municipal Bond Fund” prior to April 30, 2009)*
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund

JPMorgan Kentucky Municipal Bond Fund JPMorgan Louisiana Municipal Bond Fund JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

*	Please note that the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and will also change its main investment strategies prior to the time of the Reorganization. Because these changes will occur prior to the Reorganization and the Proxy Statement/Prospectus enclosed with this letter describes the Acquiring Funds whose shares you will receive through the Reorganization, the Proxy Statement/Prospectus reflects those changes. Therefore, the Proxy Statement/Prospectus refers to the “JPMorgan Short-Intermediate Municipal Bond Fund,” describes the new main investment strategies, and does not describe the main investment strategies of the JPMorgan Short Term Municipal Bond Fund in effect as of the date of the Proxy Statement/Prospectus.

Effects on share classes of proposed Reorganizations. If a Reorganization is approved by shareholders of an Acquired Fund, each holder of a Class of shares of that Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund, except that Institutional Class Shares of the JPMorgan Short Term Bond Fund will receive Ultra Shares of the JPMorgan Short Duration Bond Fund. The aggregate net asset value of the Class of shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the Class of shares of the Acquired Fund held by the Acquired Fund shareholders before the transfer.

The Reorganizations are scheduled to be effective after the close of business on June 26, 2009, or on another date as the parties may agree (“Closing Date”). As a result of a Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. Though each Reorganization, if approved by shareholders, is scheduled to occur on the Closing Date, each Reorganization is not contingent on the approval of any other Reorganization. Therefore, the failure of shareholders to approve one Reorganization will not affect the closing of any other Reorganization.

See “INFORMATION ABOUT THE REORGANIZATIONS” below. For more information about the characteristics of the classes of shares offered by the Funds, see “SUMMARY — COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS below, as well as “How to Do Business with the Funds” in Appendix C.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS — Reasons for the Reorganizations and Board Considerations,” the Board of JPMorgan Trust I on behalf of the Trust I Acquired Funds, and the Board of JPMorgan Trust II on behalf of the Trust II Acquired Funds, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), have concluded that the Reorganizations would be in the best interests of the shareholders of each of the Trust I Acquired Funds and Trust II Acquired Funds, respectively, and that the interests of shareholders of each of the Trust I Acquired Funds and Trust II Acquired Funds, respectively, would not be diluted as a result of the Reorganizations, and, therefore, have submitted the Reorganization Agreement for approval to the shareholders of the Trust I Acquired Funds and Trust II Acquired Funds, respectively. The Board of JPMorgan Trust I and the Board of JPMorgan Trust II recommend that shareholders of the Trust I Acquired Funds and Trust II Acquired Funds vote “FOR” the proposed Reorganization Agreement effecting the Reorganization.

For each of the Acquired Funds, approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. More than 50% of the outstanding shares entitled to vote constitutes a quorum for the Meeting. For each Acquired Fund, shares of all classes vote together as a single class. See “VOTING INFORMATION” below.

As a condition to the closing of each Reorganization, each Acquired Fund and Acquiring Fund will have received from Ropes & Gray LLP (or other suitable counsel) an opinion of legal counsel to the effect that the respective Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Fund as a result of any Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor. For more information about the federal income tax consequences of the Reorganizations, see “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences” below.

Effect of Proposed Reorganizations of the Acquired Funds

If shareholders of an Acquired Fund approve the Reorganization Agreement, shareholders of the Acquired Fund will become shareholders of a class of the corresponding Acquiring Fund on or about June 26, 2009, immediately after the closing of the Reorganization. Please note that both JPMorgan Trust I and JPMorgan Trust II are Delaware statutory trusts.

Comparison of Investment Objectives and Main Investment Strategies

This section will help you compare the investment objectives and main investment strategies of the Acquired Funds and the Acquiring Funds. Some of the investment policies of each Fund are “fundamental investment policies” and others are “non-fundamental investment policies.” Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while a Fund’s board of trustees has the ability to change non-fundamental policies without a shareholder vote.

Please be aware that this is only a brief discussion. For more information about the Funds’ investment objectives, investment strategies and principal risks, please see “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS,” beginning on page 21. A more thorough comparison of the Funds and their investment objectives and main investment strategies can be found in Appendix D. Additional information regarding the Acquired Funds can be found in their respective prospectuses.

JPMorgan Bond Fund and
JPMorgan Core Plus Bond Fund

The investment objective of the JPMorgan Bond Fund is to seek to provide high total return consistent with moderate risk of capital and maintenance of liquidity. The investment objective of the JPMorgan Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The JPMorgan Core Plus Bond Fund’s investment objective may not be changed without shareholder approval, whereas the Board of Trustees of the JPMorgan Bond Fund may change the Fund’s investment objective without shareholder approval.

The main investment strategies of each Fund are comparable. The JPMorgan Bond Fund invests at least 80% of its Assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. As a matter of fundamental policy, the JPMorgan Core Plus Bond Fund will invest at least 80% of its Assets in bonds, which are defined by the Fund as debt securities with a maturity of 90 days or more at the time of issuance, issued by the U.S. government or its agencies and instrumentalities, corporations, foreign corporations, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations. For purposes of these policies, “Assets” mean net assets plus the amount of borrowings for investment purposes.

Though the main investment strategies are comparable, there are some differences between the Funds. The JPMorgan Core Plus Bond Fund has greater flexibility than the JPMorgan Bond Fund to invest in extended sectors such as high yield securities and non-U.S. securities. The JPMorgan Bond Fund is only permitted to invest up to 25% of the Fund’s total assets in foreign securities, including securities denominated in foreign currencies, whereas the JPMorgan Core Plus Bond Fund may invest up to 35% of its total assets in such securities. Additionally, the JPMorgan Bond Fund is limited to investing up to 25% of its net assets in below investment grade securities, while the JPMorgan Core Plus Bond Fund is limited, under normal circumstance, to investing up to 35% of its net assets in such securities.

JPMorgan Short Term Bond Fund and
JPMorgan Short Duration Bond Fund

The investment objective of the JPMorgan Short Term Bond Fund is to seek to provide high total return, consistent with low volatility of principal. The investment objective of the JPMorgan Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities. The JPMorgan Short Duration Bond Fund’s investment objective may not be changed without shareholder approval, whereas the JPMorgan Short Term Bond Fund’s investment objective may be changed without shareholder approval.

The main investment strategies of each Fund are also comparable. Under normal circumstances, the JPMorgan Short Term Bond Fund invests at least 80% of its Assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between zero and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index. The JPMorgan Short Duration Bond Fund invests at least 80% of its Assets in bonds. Bonds are defined by the Fund as debt securities with a maturity of 90 days or more at the time of issuance, issued by the U.S. government or its agencies and instrumentalities, corporations, foreign corporations, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations. For purposes of these policies, “Assets” mean net assets plus the amount of borrowings for investment purposes.

There are, however, several differences in the Funds investment strategies. Up to 25% of the JPMorgan Short Term Bond Fund’s total assets may be invested in foreign debt securities, including debt securities denominated in foreign currencies, whereas the JPMorgan Short Duration Bond Fund does not use foreign securities as part of its principal investment strategies. As part of its main investment strategies, the JPMorgan Short Duration Bond Fund may invest up to 20% of its net assets in preferred stock and may also purchase taxable or tax-exempt municipal securities, unlike the JPMorgan Short Term Bond Fund. Lastly, the JPMorgan Short Term Bond Fund may engage in short sales (including mortgage To Be Announced (“TBA”) transactions), unlike the JPMorgan Short Duration Bond Fund.

JPMorgan Tax Aware Enhanced Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund

The investment objectives of the Funds are similar. The JPMorgan Tax Aware Enhanced Income Fund’s investment objective is to provide high after tax current income consistent with principal preservation. The JPMorgan Short-Intermediate Municipal Bond Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. The JPMorgan Short-Intermediate Municipal Bond Fund’s investment objective may not be changed without shareholder approval, whereas the investment objective of the JPMorgan Tax Aware Enhanced Income Fund may be changed without shareholder approval.

1	Please note that the investment strategies of the JPMorgan Short-Intermediate Municipal Bond Fund reflect the strategies of the Fund as they will be at the time of the Reorganization and not necessarily the strategies of the Fund prior to that time.

The main investment strategies of each Fund are comparable because they invest in municipal securities or other debt securities. The JPMorgan Tax Aware Enhanced Income Fund invests at least 50% of its assets in tax-exempt securities, although it may also invest up to 50% of its assets in taxable fixed income securities, such as asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, and may invest up to 25% of its total assets in foreign securities. The JPMorgan Short-Intermediate Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from federal income tax, and may invest more than 25% of its total assets in municipal housing authority obligations. The JPMorgan Short-Intermediate Municipal Bond Fund may also invest in auction rate and restricted securities. “Assets” means net assets plus the amount of borrowings for investment purposes.

However, there are some differences in the Funds’ investment strategies. The JPMorgan Tax Aware Enhanced Income Fund’s duration is no longer than 1.5 years, whereas the JPMorgan Short-Intermediate Municipal Bond Fund has no stated duration. Rather, the JPMorgan Short-Intermediate Municipal Bond Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

As a fundamental policy, the JPMorgan Short-Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities that are exempt from federal income tax; whereas the JPMorgan Tax Aware Enhanced Income Fund may invest up to 50% of its assets in taxable securities. Both Funds invest in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch. However, the JPMorgan Tax Aware Enhanced Income Fund requires at least 75% of securities be rated A or better, whereas JPMorgan Short-Intermediate Municipal Bond Fund has no similar requirement.

JPMorgan Tax Aware Short-Intermediate Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund1

The investment objectives of the Funds are similar. The JPMorgan Tax Aware Short-Intermediate Income Fund seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities. The JPMorgan Short-Intermediate Municipal Bond Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. The JPMorgan Short-Intermediate Municipal Bond Fund’s investment objective may not be changed without shareholder approval, whereas the investment objective of the JPMorgan Tax Aware Short-Intermediate Income Fund may be changed without shareholder approval.

The main investment strategies of each Fund are comparable because they primarily invest in municipal securities or other debt securities. Under normal circumstances, the JPMorgan Tax Aware Short-Intermediate Income Fund will invest at least 80% of the value of its Assets in debt investments. The JPMorgan Short-Intermediate Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from federal income tax, and may invest more than 25% of its total assets in municipal housing authority obligations. The JPMorgan Short-Intermediate Municipal Bond Fund may also invest in auction rate and restricted securities. “Assets” means net assets plus the amount of borrowings for investment purposes.

However, there are some differences in the Funds’ investment strategies. The JPMorgan Tax Aware Short-Intermediate Income Fund’s duration will range between 1.5 and 3.75 years and the average weighted maturity of its portfolio will be between one and five years whereas the JPMorgan Short-Intermediate Municipal Bond Fund has no stated duration. Rather, the JPMorgan Short-Intermediate Municipal Bond Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

1	Please note that the investment strategies of the JPMorgan Short-Intermediate Municipal Bond Fund reflect the strategies of the Fund as they will be at the time of the Reorganization and not necessarily the strategies of the Fund prior to that time.

Unlike the JPMorgan Short-Intermediate Municipal Bond Fund, the JPMorgan Tax Aware Short-Intermediate Income Fund may invest up to 25% of its total assets in foreign securities and may invest in ETFs. Also, whereas the JPMorgan Short-Intermediate Municipal Bond Fund as a fundamental policy invests at least 80% of its net assets in municipal securities that are exempt from federal income tax, the JPMorgan Tax Aware Short-Intermediate Income Fund invest at least 50% of its assets in tax exempt securities but may also invest up to 50% of its assets in taxable securities. Both Funds invest in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch. However, the JPMorgan Tax Aware Short-Intermediate Income Fund allows no more than 10% of securities to be rated B or BB, whereas JPMorgan Short-Intermediate Municipal Bond Fund has no similar requirement.

JPMorgan Intermediate Bond Fund and
JPMorgan Core Bond Fund

The JPMorgan Intermediate Bond Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities, while the JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Funds’ investment objectives may not be changed without shareholder approval.

The main investment strategies of the Funds also are similar. As a matter of fundamental policy, each Fund will invest at least 80% of its Assets in bonds, which are defined by the Funds as debt securities with a maturity of 90 days or more at the time of issuance, issued by the U.S. government or its agencies and instrumentalities, corporations, foreign corporations, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations. With respect to the JPMorgan Intermediate Bond Fund, at least 50% of its Assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, whereas the JPMorgan Core Bond Fund does not have any such requirement. For purposes of these policies, “Assets” mean net assets plus the amount of borrowings for investment purposes. The JPMorgan Intermediate Bond Fund seeks to maintain an average weighted maturity between three and ten years, while the JPMorgan Core Bond Fund seeks to maintain an average weighted maturity between four and twelve years. The JPMorgan Core Bond Fund also may purchase taxable or tax-exempt municipal securities, unlike the JPMorgan Intermediate Bond Fund. Each Fund also may invest in preferred stock.

JPMorgan Kentucky Municipal Bond Fund and
JPMorgan Intermediate Tax Free Bond Fund

The JPMorgan Kentucky Municipal Bond Fund seeks current income exempt from federal income tax and Kentucky state personal income tax, consistent with the preservation of principal. The JPMorgan Intermediate Tax Free Bond Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the JPMorgan Intermediate Tax Free Bond Fund’s investment objective, “gross income” means gross income for federal tax purposes. The Funds’ investment objectives may be changed without shareholder approval.

The main investment strategies of the Funds are similar. Under normal circumstances, JPMorgan Kentucky Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and Kentucky state personal income tax. The JPMorgan Intermediate Tax Free Bond Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The JPMorgan Intermediate Tax Free Bond Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan Kentucky Municipal Bond Fund will invest primarily in municipal securities issued by entities within Kentucky, while the JPMorgan Intermediate Tax Free Bond Fund will invest in municipal securities issued by entities in any state. Therefore, holders of the JPMorgan Intermediate Tax Free Bond Fund as a result of the proposed reorganizations will not receive income that is designed to be exempt from any particular state’s income tax. Additionally, the JPMorgan Intermediate Tax Free Bond Fund’s particular investments are limited to 20% in bonds that may generate Alternative Minimum Tax. The Funds’ average weighted maturities also differ; while the JPMorgan Intermediate Tax Free Bond Fund has an average weighted maturity between three and ten years, the JPMorgan Kentucky Municipal Bond Fund maintains an average weighted maturity between three and fifteen years. However, the Funds currently have similar durations of approximately five years.

JPMorgan Louisiana Municipal Bond Fund and
JPMorgan Intermediate Tax Free Bond Fund

The JPMorgan Louisiana Municipal Bond Fund seeks current income exempt from federal income tax and Louisiana state personal income tax, consistent with the preservation of principal. The JPMorgan Intermediate Tax Free Bond Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the JPMorgan Intermediate Tax Free Bond Fund’s investment objective, “gross income” means gross income for federal tax purposes. The Funds’ investment objectives may be changed without shareholder approval.

The main investment strategies of the Funds are similar. Under normal circumstances, the JPMorgan Louisiana Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and Louisiana state personal income tax. The JPMorgan Intermediate Tax Free Bond Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The JPMorgan Intermediate Tax Free Bond Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan Louisiana Municipal Bond Fund will invest primarily in municipal securities issued by entities within Louisiana, while the JPMorgan Intermediate Tax Free Bond Fund will invest in municipal securities issued by entities in any state. Therefore, holders of the JPMorgan Intermediate Tax Free Bond Fund as a result of the proposed reorganizations will not receive income that is designed to be exempt from any particular state’s income tax. Additionally, the JPMorgan Intermediate Tax Free Bond Fund’s particular investments are limited to 20% in bonds that may generate Alternative Minimum Tax. The Funds’ average weighted maturities also differ; while the JPMorgan Intermediate Tax Free Bond Fund has an average weighted maturity between three and ten years, the JPMorgan Louisiana Municipal Bond Fund maintains an average weighted maturity between three and fifteen years. However, the Funds currently have similar durations of approximately five years.

JPMorgan West Virginia Municipal Bond Fund and
JPMorgan Intermediate Tax Free Bond Fund

The JPMorgan West Virginia Municipal Bond Fund seeks current income exempt from federal income tax and West Virginia state personal income tax, consistent with the preservation of principal. The JPMorgan Intermediate Tax Free Bond Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the JPMorgan Intermediate Tax Free Bond Fund’s investment objective, “gross income” means gross income for federal tax purposes. The Funds’ investment objectives may be changed without shareholder approval.

The main investment strategies of the Funds are similar. Under normal circumstances, the JPMorgan West Virginia Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and West Virginia state personal income tax. The JPMorgan Intermediate Tax Free Bond Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The JPMorgan Intermediate Tax Free Bond Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan West Virginia Municipal Bond Fund will invest primarily in municipal securities issued by entities within West Virginia, while the JPMorgan Intermediate Tax Free Bond Fund will invest in municipal securities issued by entities in any state. Therefore, holders of the JPMorgan Intermediate Tax Free Bond Fund as a result of the proposed reorganizations will not receive income that is designed to be exempt from any particular state’s income tax. Additionally, the JPMorgan Intermediate Tax Free Bond Fund’s particular investments are limited to 20% in bonds that may generate Alternative Minimum Tax. The Funds’ average weighted maturities also differ; while the JPMorgan Intermediate Tax Free Bond Fund has an average weighted maturity between three and ten years, the JPMorgan West Virginia Municipal Bond Fund maintains an average weighted maturity between three and fifteen years. However, the Funds currently have similar durations of approximately five years.

Comparison of Fees and Expenses

Although operating expenses vary among the Funds and distribution and shareholder service fees differ among share classes, JPMIM or JPMIA, as applicable, JPMFM and JPMDS have contractually agreed to waive their fees and/or reimburse the expenses of the Acquiring Funds, as needed, in order to ensure that the net expense ratios for the share classes of the Acquiring Funds following the Reorganizations are equal to or less than the net expense levels (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest (including interest related to investments in inverse floaters), taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) in effect prior to the Reorganization for the corresponding share classes of the Acquired Funds. These contractual fee waivers and/or reimbursements will stay in effect until June 30, 2010. There is no guarantee such waivers and/or reimbursements will be continued after June 30, 2010.

Shareholders of Institutional Class Shares of the JPMorgan Short Term Bond Fund will receive Ultra Shares of the JPMorgan Short Duration Bond Fund. (The JPMorgan Short Duration Bond Fund does not offer Institutional Class Shares.) Neither Ultra Shares nor Institutional Class Shares have distribution (12b-1) fees. However unlike Institutional Class Shares, which have a shareholder service fee of 0.10% of the average daily net assets of the Fund, Ultra Shares have no shareholder service fees.

The following tables (1) compare the current fees and expenses of each Fund, as of August 31, 2008, and (2) show the estimated fees and expenses for each class of shares of the combined fund, on a pro forma basis, as if each Reorganization occurred on September 1, 2007.

JPMorgan Bond Fund and JPMorgan Core Plus Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing September 1, 2007 through August 31, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Bond Fund						JPMorgan Core Plus Bond Fund					JPMorgan Core Plus Bond Fund (Pro Forma Combined)
	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Institutional Class Shares	Ultra Shares	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Ultra Shares	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Institutional Class Shares	Ultra Shares
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.75%	0.00%	0.00%	0.00%	0.25%	0.75%	0.75%	0.00%	0.00%	0.25%	0.75%	0.75%	0.00%	0.00%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.10%	0.00%	0.25%	0.25%	0.25%	0.25%	0.00%	0.25%	0.25%	0.25%	0.25%	0.10%	0.00%
Other Expenses	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.17%[1]	0.17%[1]	0.17%[1]	0.17%[1]	0.17%[1]	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%[2]	1.49%[2]	1.49%[2]	0.74%[2]	0.59%[2]	0.49%[2]	0.97%[2]	1.47%[2]	1.47%[2]	0.72%[2]	0.47%[2]	0.97%	1.47%	1.47%	0.72%	0.57%	0.47%
Fee Waiver and/or Expense Reimbursement	–0.23%[3]	–0.08%[3]	–0.08%[3]	–0.08%[3]	–0.09%[3]	–0.08%[3]	–0.05%[4]	–0.02%[4]	–0.02%[4]	–0.05%[4]	–0.02%[4]	–0.21%[5]	–0.06%[5]	–0.06%[5]	–0.06%[5]	–0.07%[5]	–0.06%[5]
Net Expenses	0.76%	1.41%	1.41%	0.66%	0.50%	0.41%	0.92%	1.45%	1.45%	0.67%	0.45%	0.76%	1.41%	1.41%	0.66%	0.50%	0.41%

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended 8/31/08.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on the fiscal year ended 2/29/08, and do not include Acquired Fund Fees and Expenses.

[3]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expense related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.50%, 1.50%, 0.69%, 0.49% and 0.40% of the average daily net assets of Class A, Class B, Class C, Select Class, Institutional Class and Ultra Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 0.98%, 1.48%, 1.48%, 0.73%, 0.58% and 0.48% and Net Expenses would have been 0.75%, 1.40%, 1.40%, 0.65%, 0.49% and 0.40% of the average daily net assets of Class A, Class B, Class C, Select Class, Institutional Class and Ultra Shares, respectively. Due to the contractual expense cap on the Fund’s Ultra Shares which currently requires fund level waivers (i.e., waivers that apply to all share classes of the Fund), the “Net Expenses” for the Class B, Class C, and Select Class Shares are further below their contractual expense caps than they would otherwise be. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.92%, 1.57%, 1.57%, 0.67% and 0.45% of the average daily net assets of Class A, Class B, Class C, Select Class and Ultra Shares, respectively, through 6/30/09. Due to the contractual expense cap on the Fund’s Ultra Shares which currently requires fund level waivers (i.e., waivers that apply to all share classes of the Fund), the “Net Expenses” for the Class B and Class C Shares are further below their contractual expense caps than they would otherwise be. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.40%, 1.40%, 0.65%, 0.49% and 0.40% of the average daily net assets of Class A, Class B, Class C, Select Class, Institutional Class and Ultra Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 0.96%, 1.46%, 1.46%, 0.71%, 0.56% and 0.46% and Net Expenses would have been 0.75%, 1.40%, 1.40%, 0.65%, 0.49% and 0.40% of the average daily net assets of Class A, Class B, Class C, Select Class, Institutional Class and Ultra Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in the JPMorgan Bond Fund, the JPMorgan Core Plus Bond Fund and the combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Fund’s and the combined Fund’s contractual expense caps, respectively, and total annual operating expenses thereafter, and

•	all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You Sell Your Shares Your Cost Would Be:
	JPMorgan Bond Fund					JPMorgan Core Plus Bond Fund					JPMorgan Core Plus Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class A*	$450	$656	$880	$1,522		$465	$668	$886	$1,516		$450	$652	$871	$1,502
Class B**	644	763	1,006	1,637	***	648	763	1,001	1,620	***	644	759	997	1,617	***
Class C**	244	463	806	1,773		248	463	801	1,756		244	459	797	1,752
Select Class	67	229	404	911		68	225	396	890		67	224	395	889
Institutional Class	51	180	320	729		n/a	n/a	n/a	n/a		51	176	311	707
Ultra	42	149	266	608		46	149	261	590		42	145	257	586

If You Do Not Sell Your Shares, Your Cost for Class B and Class C Shares Would Be:
	JPMorgan Bond Fund					JPMorgan Core Plus Bond Fund					JPMorgan Core Plus Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class B	144	463	806	1,637	***	148	463	801	1,620	***	144	459	797	1,617	***
Class C	144	463	806	1,773		148	463	801	1,756		144	459	797	1,752

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

***	Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JPMorgan Short Term Bond Fund and
JPMorgan Short Duration Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the September 1, 2007 through August 31, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Short Term Bond Fund			JPMorgan Short Duration Bond Fund			JPMorgan Short Duration Bond Fund (Pro Forma Combined)
	Class A Shares	Select Class Shares	Institutional Class Shares	Class A Shares	Select Class Shares	Ultra Shares	Class A Shares	Select Class Shares	Ultra Shares
Management Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25
Distribution (Rule 12b-1) Fees	0.25%	0.00%	0.00%	0.25%	0.00%	0.00%	0.25%	0.00%	0.00
Shareholder Service Fees	0.25%	0.25%	0.10%	0.25%	0.25%	0.00%	0.25%	0.25%	0.00
Other Expenses	0.16%[1]	0.16%[1]	0.16%[1]	0.13%[1]	0.13%[1]	0.13%[1]	0.13%	0.13%	0.13
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01
Total Annual Fund Operating Expenses	0.92%[2]	0.67%[2]	0.52%[2]	0.89%[2]	0.64%[2]	0.39%[2]	0.89%	0.64%	0.39
Fee Waiver and/or Expense Reimbursement	–0.16%[3]	–0.11%[3]	–0.21%[3]	–0.08%[4]	–0.08%[4]	0.00%[4]	–0.13%[5]	–0.08%[5]	–0.08
Net Expenses	0.76%	0.56%	0.31%	0.81%	0.56%	0.39%	0.76%	0.56%	0.31

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended 8/31/08.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended 2/29/08, and do not include Acquired Fund Fees and Expenses.

[3]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.60% and 0.30% of the average daily net assets of Class A, Select Class and Institutional Class Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.91%, 0.66% and 0.51%, and Net Expenses would have been 0.75%, 0.55%, and 0.30%, of the average daily net assets of the Class A, Select Class and Institutional Class Shares, respectively. Due to the contractual expense cap on the Fund’s Institutional Class Shares which currently requires fund level waivers (i.e., waivers that apply to all share classes of the Fund), the “Net Expenses” for the Select Class Shares are further below their contractual expense caps than they would otherwise be. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80%, 0.55% and 0.44% of the average daily net assets of Class A, Select Class and Ultra Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.88%,0.63% and 0.38%, and Net Expenses would have been 0.80%, 0.55% and 0.38%, of the average daily net assets of the Class A, Select Class and Ultra Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.55% and 0.30% of the average daily net assets of Class A, Select Class and Ultra Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.88%, 0.63% and 0.38%, and Net Expenses would have been 0.75%, 0.55% and 0.30%, of the average daily net assets of the Class A, Select Class and Ultra Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Short Term Bond Fund, the JPMorgan Short Duration Bond Fund and the combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Fund’s and the combined Fund’s contractual expense caps, respectively, and total annual operating expenses thereafter, and

•	all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Whether or Not You Sell Your Shares, Your Cost Would Be:
	JPMorgan Short Term Bond Fund				JPMorgan Short Duration Bond Fund				JPMorgan Short Duration Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A*	$301	$496	$708	$1,316	$306	$495	$699	$1,289	$301	$490	$695	$1,285
Select Class	57	203	362	824	57	197	349	791	57	197	349	791
Ultra	n/a	n/a	n/a	n/a	40	125	219	493	32	117	211	485
Institutional Class	32	146	270	632	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*	Assumes sales charge is deducted when shares are purchased.

JPMorgan Tax Aware Enhanced Income Fund,
JPMorgan Tax Aware Short-Intermediate Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing September 1, 2007 through August 31, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Tax Aware Enhanced Income Fund			JPMorgan Tax Aware Short- Intermediate Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Class A Shares	Select Class Shares	Institutional Class Shares	Select Class Shares	Institutional Class Shares	Class A Shares	Select Class Shares
Management Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25%	0.00%	0.00%	0.00%	0.00%	0.25%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.10%	0.25%	0.10%	0.25%	0.25%
Other Expenses	0.22%[1]	0.22%[1]	0.22%[1]	0.17%[1]	0.17%[1]	0.19%[1]	0.19%[1]
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.00%[2]	0.75%[2]	0.60%[2]	0.68%[2]	0.53%[2]	0.95%[3]	0.70%[3]
Fee Waiver and/or Expense Reimbursement	–0.22%[4]	–0.22%[4]	–0.32%[4]	–0.11%[5]	–0.11%[5]	–0.14%[6]	–0.14%[6]
Net Expenses	0.78%	0.53%	0.28%	0.57%	0.42%	0.81%	0.56%

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Tax Aware Enhanced Income Fund)*			JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Tax Aware Short-Intermediate Income Fund)*			JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined)*
	Class A Shares	Select Class Shares	Institutional Class Shares	Class A Shares	Select Class Shares	Institutional Class Shares	Class A Shares	Select Class Shares	Institutional Class Shares
Management Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25%	0.00%	0.00%	0.25%	0.00%	0.00%	0.25%	0.00%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.10%	0.25%	0.25%	0.10%	0.25%	0.25%	0.10%
Other Expenses	0.17%	0.17%	0.17%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.93%	0.68%	0.53%	0.92%	0.67%	0.52%	0.92%	0.67%	0.52%
Fee Waiver and/or Expense Reimbursement	–0.17%[7]	–0.17%[7]	–0.27%[7]	–0.15%[8]	–0.15%[8]	–0.25%[8]	–0.15%[9]	–0.15%[9]	–0.25%[9]
Net Expenses	0.76%	0.51%	0.26%	0.77%	0.52%	0.27%	0.77%	0.52%	0.27%

*	Because both the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may merge with the JPMorgan Short-Intermediate Municipal Bond Fund, the pro forma columns represent the three possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Tax Aware Enhanced Income Fund merger but do not approve the JPMorgan Tax Aware Short-Intermediate Income Fund merger; (2) shareholders approve the JPMorgan Tax Aware Short-Intermediate Income Fund merger but do not approve the JPMorgan Tax Aware Enhanced Income Fund merger; or (3) shareholders approve both the JPMorgan Tax Aware Enhanced Income Fund merger and the JPMorgan Tax Aware Short-Intermediate Income Fund merger.

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended 8/31/08. “Other Expenses” for the Tax Aware Short-Intermediate Income Fund and the Pro Forma Combined Funds including the assets of the Tax Aware Short-Intermediate Income Fund include expenses related to the Fund’s liability with respect to floating rate notes issued by trusts whose inverse floater certificates are held by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions (“Imputed Interest on Floating Rate Notes”). Therefore, the Fund’s net asset value per share and total returns have not been affected by these additional expenses.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended 10/31/08, and do not include Acquired Fund Fees and Expenses.

[3]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended 2/29/08, and do not include Acquired Fund Fees and Expenses.

[4]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.50% and 0.25% of the average daily net assets of Class A, Select Class and Institutional Class Shares, respectively, through 2/28/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.97%, 0.72% and 0.57%, and Net Expenses would have been 0.75%, 0.50%, and 0.25%, of the average daily net assets of the Class A, Select Class and Institutional Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest (which includes imputed interest), taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.55% and 0.40% of the average daily net assets of Select Class and Institutional Class Shares, respectively, through 2/28/10. Without the Imputed Interest on Floating Rate Notes and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.66% and 0.51%, and Net Expenses would have been 0.55% and 0.40%, of the average daily net assets of the Select Class and Institutional Class shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[6]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% and 0.55% of the average daily net assets of Class A and Select Class shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.94% and 0.69%, and Net Expenses would have been 0.80% and 0.55%, of the average daily net assets for Class A and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[7]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.50% and 0.25% of the average daily net assets of Class A, Select Class and Institutional Class Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.92%, 0.67%, and 0.52%, and Net Expenses would have been 0.75%, 0.50% and 0.25% of the average daily net assets for Class A, Select Class and Institutional Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[8]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest (which includes imputed interest), taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.50% and 0.25% of the average daily net assets of Class A, Select Class and Institutional Class Shares, respectively, through 6/30/10. Without the Imputed Interest on Floating Rate Notes and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.90%, 0.65%, and 0.50%, and Net Expenses would have been 0.75%, 0.50% and 0.25% of the average daily net assets for Class A, Select Class and Institutional Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[9]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest (which includes imputed interest), taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 0.50% and 0.25% of the average daily net assets of Class A, Select Class and Institutional Class Shares, respectively, through 6/30/10. Without the Imputed Interest on Floating Rate Notes and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.90%, 0.65%, and 0.50%, and Net Expenses would have been 0.75%, 0.50%,and 0.25% of the average daily net assets for Class A, Select Class and Institutional Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Short-Intermediate Municipal Bond Fund and the combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Fund’s and the combined Fund’s contractual expense caps, respectively, and total annual operating expenses thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Whether or Not You Sell Your Shares, Your Cost Would Be:
	JPMorgan Tax Aware Enhanced Income Fund				JPMorgan Tax Aware Short-Intermediate Income Fund				JPMorgan Short-Intermediate Municipal Bond Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A*	$303	$515	$744	$1,403	n/a	n/a	n/a	n/a	$306	$507	$725	$1,353
Select Class	$54	$218	$395	$910	$58	$206	$368	$836	57	210	376	857
Institutional Class	29	160	303	719	43	159	285	654	n/a	n/a	n/a	n/a

	JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Tax Aware Enhanced Income Fund)				JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Tax Aware Short-Intermediate Income Fund)				JPMorgan Short-Intermediate Municipal Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A*	$301	$498	$712	$1,327	$302	$497	$709	$1,317	$302	$497	$709	$1,317
Select Class	52	200	362	830	53	199	358	820	53	199	358	820
Institutional Class	27	143	269	639	28	141	266	629	28	141	266	629

*	Assumes sales charge is deducted when shares are purchased.

JPMorgan Intermediate Bond Fund and
JPMorgan Core Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing September 1, 2007 through August 31, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Intermediate Bond Fund					JPMorgan Core Bond Fund					JPMorgan Core Bond (Pro Forma Combined)
	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Ultra Shares	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Ultra Shares	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Ultra Shares
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.75%	0.00%	0.00%	0.25%	0.75%	0.75%	0.00%	0.00%	0.25%	0.75%	0.75%	0.00%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.00%	0.25%	0.25%	0.25%	0.25%	0.00%	0.25%	0.25%	0.25%	0.25%	0.00%
Other Expenses	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.98%[2]	1.48%[2]	1.48%[2]	0.73%[2]	0.48%[2]	0.99%[2]	1.49%[2]	1.49%[2]	0.74%[2]	0.49%[2]	0.99%	1.49%	1.49%	0.74%	0.49%
Fee Waiver and/or Expense Reimbursement	–0.15%[3]	0.00%[3]	0.00%[3]	–0.15%[3]	0.00%[3]	–0.23%[4]	–0.02%[4]	–0.02%[4]	–0.13%[4]	0.00%[4]	–0.23%[5]	–0.08%[5]	–0.08%[5]	–0.15%[5]	–0.08%[5]
Net Expenses	0.83%	1.48%	1.48%	0.58%	0.48%	0.76%	1.47%	1.47%	0.61%	0.49%	0.76%	1.41%	1.41%	0.59%	0.41%

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended 8/31/08.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended 2/29/08, and do not include Acquired Fund Fees and Expenses.

[3]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.83%, 1.48%, 1.48%, 0.58% and 0.48% of the average daily net assets of Class A, Class B, Class C, Select Class and Ultra Shares, respectively, through 6/30/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.46%, 1.46%, 0.60% and 0.48%, of the average daily net assets of the Class A, Class B, Class C, Select Class and Ultra Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.98%, 1.48%, 1.48%, 0.73% and 0.48%, and Net Expenses would have been 0.75%, 1.46%, 1.46%, 0.60% and 0.48%, of the average daily net assets of the Class A, Class B, Class C, Select Class and Ultra Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.40%, 1.40%, 0.58% and 0.40%, of the average daily net assets of the Class A, Class B, Class C, Select Class and Ultra Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.98%, 1.48%, 1.48%, 0.73% and 0.48%, and Net Expenses would have been 0.75%, 1.40%, 1.40%, 0.58% and 0.40%, of the average daily net assets of the Class A, Class B, Class C, Select Class and Ultra Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Intermediate Bond Fund, the JPMorgan Core Bond Fund and the combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Fund’s and the combined Fund’s contractual expense caps, respectively, and total annual operating expenses thereafter, and

•	all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You Sell Your Shares, Your Cost Would Be:
	JPMorgan Intermediate Bond Fund					JPMorgan Core Bond Fund					JPMorgan Core Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class A*	$457	$661	$882	$1,518		$450	$656	$880	$1,522		$450	$656	$880	$1,522
Class B**	651	768	1,008	1,633	***	650	769	1,011	1,643	***	644	763	1,006	1,637	***
Class C**	251	468	808	1,768		250	469	811	1,778		244	463	806	1,773
Select Class	59	218	391	892		62	223	399	906		60	221	397	904
Ultra	49	154	269	604		50	157	274	616		42	149	266	608

If You Do Not Sell Your Shares, Your Cost for Class B and Class C Shares Would Be:
	JPMorgan Intermediate Bond Fund					JPMorgan Core Bond Fund					JPMorgan Core Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class B	151	468	808	1,633	***	150	469	811	1,643	***	144	463	806	1,637	***
Class C	151	468	808	1,768		150	469	811	1,778		144	463	806	1,773

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

***	Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund,
JPMorgan West Virginia Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund*

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing September 1, 2007 through August 31, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Kentucky Municipal Bond Fund			JPMorgan Louisiana Municipal Bond Fund			JPMorgan West Virginia Municipal Bond Fund			JPMorgan Intermediate Tax Free Bond Fund
	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.28%[1]	0.28%[1]	0.28%[1]	0.31%[1]	0.31%[1]	0.31%[1]	0.26%[1]	0.26%[1]	0.26%[1]	0.13%[1]	0.13%[1]	0.13%[1]
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%[2]	1.58%[2]	0.83%[2]	1.12%[2]	1.62%[2]	0.87%[2]	1.06%[2]	1.56%[2]	0.81%[2]	0.94%[2]	1.44%[2]	0.69%[2]
Fee Waiver and/or Expense Reimbursement	–0.20%[3]	–0.05%[3]	–0.20%[3]	–0.23%[4]	–0.08%[4]	–0.23%[4]	–0.18%[5]	–0.03%[5]	–0.18%[5]	–0.18%[6]	0.00%[6]	–0.09%[6]
Net Expenses	0.88%	1.53%	0.63%	0.89%	1.54%	0.64%	0.88%	1.53%	0.63%	0.76%	1.44%	0.60%

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Kentucky Municipal Bond Fund)*			JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Louisiana Municipal Bond Fund)*			JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the West Virginia Municipal Bond Fund)*			JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of all of the Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund and West Virginia Municipal Bond Fund)*
	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares	Class A Shares	Class B Shares	Select Class Shares
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%	0.25%	0.75%	0.00%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%	1.44%	0.69%	0.94%	1.44%	0.69%	0.94%	1.44%	0.69%	0.94%	1.44%	0.69%
Fee Waiver and/or Expense Reimbursement	–0.18%[7]	0.00%[7]	–0.09%[7]	–0.18%[8]	0.00%[8]	–0.09%[8]	–0.18%[9]	0.00%[9]	–0.09%[9]	–0.18%[10]	0.00%[10]	–0.09%[10]
Net Expenses	0.76%	1.44%	0.60%	0.76%	1.44%	0.60%	0.76%	1.44%	0.60%	0.76%	1.44%	0.60%

*	Because the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund may merge with the JPMorgan Intermediate Tax Free Bond Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Kentucky Municipal Bond Fund reorganization but do not approve the JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (2) shareholders approve the JPMorgan Louisiana Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (3) shareholders approve both the JPMorgan West Virginia Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan Louisiana Municipal Bond Fund reorganizations; and (4) shareholders approve all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations.

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended 8/31/08.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended 2/29/08, and do not include Acquired Fund Fees and Expenses.

[3]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.88%, 1.53% and 0.63% of the average daily net assets of Class A, Class B and Select Class Shares, respectively, through 6/30/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.88%, 1.53% and 0.63%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 1.11%, 1.61% and 0.86%, and Net Expenses would have been 0.88%, 1.53% and 0.63%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIA, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.88%, 1.53% and 0.63%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[6]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.93%, 1.43% and 0.68%, and Net Expenses would have been 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[7]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.93%, 1.43% and 0.68%, and Net Expenses would have been 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[8]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.93%, 1.43% and 0.68%, and Net Expenses would have been 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[9]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.93%, 1.43% and 0.68%, and Net Expenses would have been 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[10]	JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively, through 6/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.93%, 1.43% and 0.68%, and Net Expenses would have been 0.75%, 1.43% and 0.59%, of the average daily net assets of the Class A, Class B and Select Class Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund, the JPMorgan Intermediate Tax Free Bond Fund and the combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Fund’s and the combined Fund’s contractual expense caps, respectively, and total annual operating expenses thereafter, and

•	all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You Sell Your Shares, Your Cost Would Be:
	JPMorgan Kentucky Municipal Bond Fund					JPMorgan Louisiana Municipal Bond Fund					JPMorgan West Virginia Municipal Bond Fund					JPMorgan Intermediate Tax Free Bond Fund
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class A*	$461	$686	$930	$1,625		$462	$696	$947	$1,667		$461	$682	$921	$1,605		$ 450	$ 646	$ 859	$1,471
Class B**	656	794	1,056	1,740	***	657	803	1,074	1,782	***	656	790	1,047	1,720	***	647	756	987	1,588***
Select Class	64	245	441	1,007		65	255	460	1,051		64	241	432	985		61	212	375	850

	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Kentucky Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Louisiana Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the West Virginia Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class A*	$450	$646	$859	$1,471		$450	$646	$859	$1,471		$450	$646	$859	$1,471		$450	$646	$859	$1,471
Class B**	647	756	987	1,588	***	647	756	987	1,588	***	647	756	987	1,588	***	647	756	987	1,588	***
Select Class	61	212	375	850		61	212	375	850		61	212	375	850		61	212	375	850

If You Do Not Sell Your Shares, Your Cost for Class B Shares Would Be:
	JPMorgan Kentucky Municipal Bond Fund					JPMorgan Louisiana Municipal Bond Fund					JPMorgan West Virginia Municipal Bond Fund					JPMorgan Intermediate Tax Free Bond Fund
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class B**	156	494	856	1,740	***	157	503	874	1,782	***	156	490	847	1,720	***	147	456	787	1,588***

	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Kentucky Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the Louisiana Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, assuming Reorganization of only the West Virginia Municipal Bond Fund)					JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years		1 Year	3 Years	5 Years	10 Years
Class B**	147	456	787	1,588	***	147	456	787	1,588	***	147	456	787	1,588	***	147	456	787	1,588	***

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

***	Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements of the Acquired Funds are substantially similar to those of the Acquiring Funds. Shareholders of Institutional Class Shares of the JPMorgan Short Term Bond Fund will receive Ultra Shares of the JPMorgan Short Duration Bond Fund. Neither Ultra Shares nor Institutional Class Shares have distribution (12b-1) fees. However unlike Institutional Class Shares, which have a shareholder service fee of 0.10% of the average daily net assets of the Fund, Ultra Shares have no shareholder service fees.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The procedures for making purchases, redemptions and exchanges of the Acquired Funds are substantially similar to those of the Acquiring Funds, except as set forth below.

Shareholders of Institutional Class Shares of the JPMorgan Short Term Bond Fund will receive Ultra Shares of the JPMorgan Short Duration Bond Fund. Below is a comparison between the purchase and exchange policies and procedures of these two share classes (the share classes have identical redemption policies).

	Institutional Class Shares	Ultra Shares
Purchase Policies and Procedures
Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares.
Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Ultra Shares may be purchased by investors (i) whose investments in a Fund are made and directed on their behalf by investment representatives at JPMIM, JPMIA, or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account) and (ii) whose Discretionary Account’s initial investment in the JPMorgan Short Duration Bond Fund is at least $5,000,000.
Ultra Shares also may be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.
Accounts may be opened with the Fund’s transfer agent either directly or through a Financial Intermediary.

Investment Minimums
Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.
Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum.

Ultra Shares are subject to a $5,000,000 minimum investment requirement for all investors except 401(k) and other retirement plans administered by the Retirement Services affiliate of JPMorgan Chase Bank, N.A. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Exchange Policies and Procedures
Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements.
Ultra Shares of the Funds may be exchanged for Ultra Shares of other JPMorgan Funds or any other class of the same Fund, subject to any investment minimum or eligibility requirements.

Because Institutional Class shareholders of the JPMorgan Short Term Bond Fund are only subject to a $3,000,000 minimum investment and are not required to invest pursuant to a discretionary investment management agreement or trust agreement (as described in “Purchase Policies and Procedures” in the table above), Institutional Class shareholders of the JPMorgan Short Term Bond Fund may not meet the investment minimum or eligibility requirements for the Ultra Shares of the JPMorgan Short Duration Bond Fund. Therefore, the JPMorgan Short Duration Bond Fund, in order to accommodate the Reorganization, if approved, is waiving its investment minimum and eligibility requirements only for Institutional Class shareholders of the JPMorgan Short Term Bond Fund. Following the Reorganization, former Institutional Class shareholders of the JPMorgan Short Term Bond Fund will not be able to exchange their Ultra Shares of JPMorgan Short Duration Bond Fund for Ultra Shares of any other JPMorgan Fund for which they do not meet the investment minimum and eligibility requirements, but may exchange for Institutional Class Shares of any other JPMorgan Fund.

Please see “How to Do Business with the Funds” in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each of the Acquired Funds is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of the Acquired Funds dated February 28, 2009, and July 1, 2008, as supplemented. For a complete discussion of the Acquiring Funds’ investment objectives, strategies and principal risks, as well as a full comparison against the Acquired Funds, please see Appendix D. Please note that the Principal Risks of each Fund are presented in alphabetical order and not in the order of importance of the risk to a Fund.

JPMorgan Bond Fund and
JPMorgan Core Plus Bond Fund

	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
Investment Objective	The Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.	The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
Main Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. “Assets” means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund’s duration within one year of that of the Barclays Capital U.S. Aggregate Index.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
Up to 25% of the Fund’s total assets may be invested in foreign securities, including debt securities denominated in foreign currencies. The Fund typically will hedge 70% of its non-dollar investments back to the U.S. dollar, through the use of derivatives including forward foreign currency contracts, but may not always do so.
At least 75% of net assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), Fitch Ratings (“Fitch”) or the equivalent by another national rating organization, including at least 65% of Assets rated A or better. Up to 25% of net assets may be invested in securities rated below investment grade (junk bonds). The Fund may also invest in securities that are unrated but are deemed by the adviser, JPMIM, to be of comparable quality.
The Fund may engage in short sales.

The Fund mainly invests in investment grade debt securities or unrated debt securities that are determined to be of comparable quality by the adviser, JPMIA. In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan assignments and participations, and other debt securities (including foreign and emerging market debt securities) rated below investment grade (i.e., high yield or junk bonds).
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” mean net assets plus the amount of borrowings for investment purposes.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), Fitch Ratings (“Fitch”), meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively, or the equivalent by another national rating organization, or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities subject to the limitations on such securities set forth above).

	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
Main Investment Strategy (continued)
The Fund’s average weighted maturityˆ will ordinarily range between five and twenty years, although the Fund may shorten its average weighted maturity to as little as two years if deemed appropriate for temporary defensive purposes.
The Fund may also engage in securities lending.

Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Currency Risk
• Derivatives Risk
• Foreign Securities and Emerging Market Risks
• Government Securities Risk
• High Portfolio Turnover Risk
• High Yield Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Short Selling Risk
• Temporary Defensive Positions Risk

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Convertible Securities Risk
• Credit Risk
• Currency Risk
• Derivatives Risk
• Equity Market Risk
• Foreign Securities and Emerging Market Risks
• Government Securities Risk
• High Yield Securities Risk
• Interest Rate Risk
• Loan Risk
• Prepayment and Call Risk
• Redemption Risk
• Securities Lending Risk
• Sovereign Debt Securities Risk
• Temporary Defensive Positions Risk

*	The Principal Risks descriptions are found in “Principal Risks of Investing in the Funds,” beginning on page 29.

ˆ	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Short Term Bond Fund and JPMorgan Short Duration Bond Fund

	JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund
Investment Objective	The Fund seeks to provide high total return, consistent with low volatility of principal.	The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
Main Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between zero and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index. The dollar weighted average maturity of the Fund’s portfolio will not exceed three years.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help

The Fund mainly invests in investment grade debt securities or unrated debt securities which the adviser, JPMIA, determines to be of comparable quality, with short to intermediate remaining maturities. These include U.S. government obligations, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities and mortgage-backed securities, asset-backed securities, corporate debt obligations, and other structured investments including collateralized mortgage obligations.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” mean net assets plus the amount of borrowings for investment purposes.
Up to 20% of the Fund’s net assets may be invested in preferred stock.
The Fund also may purchase taxable or tax-exempt municipal securities. The Fund may invest in bonds and

	JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund
Main Investment Strategy (continued)
manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
Up to 25% of the Fund’s total assets may be invested in foreign debt securities, including debt securities denominated in foreign currencies. The Fund typically hedges 70% of its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so.
At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody’s, S&P, Fitch or the equivalent by another national rating organization, including at least 75% “A” or better. Up to 10% of total assets may be invested in securities rated below investment grade (junk bonds). It may also invest in unrated securities deemed by the adviser, JPMIM, to be of comparable quality.
The Fund may engage in short sales.

other debt securities that are rated in the lowest investment grade category. The Fund’s effective average weighted maturityˆ ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
The Fund may also engage in securities lending.

Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Currency Risk
• Derivatives Risk
• Foreign Securities and Emerging Market Risks
• Government Securities Risk
• High Portfolio Turnover Risk
• High Yield Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Short Selling Risk
• Temporary Defensive Positions Risk

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Derivatives Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Securities Lending Risk
• Temporary Defensive Positions and Redemption Risks

*	The Principal Risks descriptions are found in “Principal Risks of Investing in the Funds”, beginning on page 29.

ˆ	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The term “Short Term” in a Fund’s name refers to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Tax Aware Enhanced Income Fund,
JPMorgan Tax Aware Short-Intermediate Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund1

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund
Investment Objective	The Fund’s goal is to provide high after tax current income consistent with principal preservation.	The Fund seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities.	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Main Investment Strategy
The Fund invests in municipal securities that the adviser, JPMIM, believes have the potential to provide high current income that is free from federal income tax. The Fund also may invest in taxable fixed income securities. These securities may be of any maturity, but under normal circumstances the Fund’s duration will be no longer than 1.5 years.
Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.
The Fund is designed to provide a high level of after tax current income, price stability and liquidity. The Fund’s strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity the adviser determines will generate the highest after tax income (although the Fund intends to invest at least 50% of its assets in tax exempt securities).

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in debt investments. “Assets” means net assets plus the amount of borrowings for investment purposes.
The Fund invests in municipal securities that the adviser, JPMIM, believes have the potential to provide high current income that is exempt from federal income tax and consistent with principal preservation. The Fund also may invest in taxable debt securities that the adviser believes have the potential to provide high after tax current income.
Under normal market conditions the Fund’s duration will range between 1.5 and 3.75 years, similar to that of the Barclays Capital 1–5 Year Municipal Blend Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of December 31, 2008, the duration of the Barclays Capital 1–5 Year Municipal Blend Index was 2.86 years, although the duration will likely vary in the future. The average dollar weighted maturity of the Fund’s portfolio will be between one and five years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years. From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.
Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.
The Fund will, from time to time, invest more than 25% of its total assets in municipal housing authority obligations. Up to 20% of the Fund’s assets may be held in cash and cash equivalents.
The Fund invests in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch. With respect to short-term securities such as tax-exempt commercial paper, notes and

1	Please note that the investment strategies of the JPMorgan Short-Intermediate Municipal Bond Fund reflect the strategies of the Fund as they will be at the time of the Reorganization and not necessarily the strategies of the Fund prior to that time.

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund
Main Investment Strategy (continued)
Up to 25% of the Fund’s total assets may be invested in foreign securities. All of the securities purchased by the Fund must be rated as investment grade by Moody’s, S&P, Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively, or the equivalent by another national rating organization, or unrated but deemed by the adviser to be of comparable quality, at the time of purchase, including at least 75% in securities rated A or better.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains by minimizing the net gains available for distribution. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.
The Fund intends to invest at least 50% of its Assets in tax exempt securities.
Up to 25% of the Fund’s Assets may be invested in foreign securities. At least 90% of Assets must be invested in securities that, at the time of purchase, are rated as investment grade by Moody’s, S&P, Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively, or the equivalent by another national rating organization, or unrated but are deemed by the adviser to be of comparable quality. No more than 10% of the Fund’s Assets may be invested in securities rated B or BB.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

variable rate demand obligations, the Fund invests in securities rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. The Fund may also invest in unrated securities of comparable quality.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund
Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Derivatives Risk
• ETF and Investment Company Risk
• Foreign Securities Risk
• Government Securities Risk
• Interest Rate Risk
• Municipal Obligations Risk
• Prepayment and Call Risk
• Redemption Risk
• Tax Aware Investing Risk
• Temporary Defensive Positions Risk

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Derivatives Risk
• ETF and Investment Company Risk
• Foreign Securities Risk
• Government Securities Risk
• High Portfolio Turnover Risk
• Interest Rate Risk
• Municipal Obligations Risk
• Prepayment and Call Risk
• Redemption Risk
• Repurchase Agreement Risk
• Tax Aware Investing Risk
• Temporary Defensive Positions Risk
• Alternative Minimum Tax Risk • Credit Risk • Derivatives Risk • Interest Rate Risk • Municipal Obligations Risk • Prepayment and Call Risk • Temporary Defensive Positions and Redemption Risks

*	The Principal Risks descriptions are found in “Principal Risks of Investing in the Funds,” beginning on page 29.

ˆ	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Intermediate Bond Fund and
JPMorgan Core Bond Fund

	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund
Investment Objective	The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.	The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Main Investment Strategy
The Fund mainly invests in investment grade debt securities of all types or unrated debt securities which the adviser, JPMIA, determines to be of comparable quality, including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed, asset-backed securities, and collateralized mortgage obligations.
As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund’s net assets include borrowing by the Fund for investment purposes.
Up to 20% of the Fund’s total assets may be invested in preferred stock.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Fund’s average weighted maturityˆ will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that average weighted maturity to as little as one year for temporary defensive purposes.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
The Fund may also engage in securities lending

The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality, as well as preferred stock. Such securities include U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” mean net assets plus the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Fund’s average weighted maturityˆ will ordinarily range between four and 12 years, although the Fund may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.
The Fund also may purchase taxable or tax-exempt municipal securities.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.
The Fund may also engage in securities lending.

Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Derivatives Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Securities Lending Risk
• Temporary Defensive Positions and Redemptions Risks

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk
• Credit Risk
• Derivatives Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Securities Lending Risk
• Temporary Defensive Positions and Redemptions Risks

*	The Principal Risks descriptions are found in “Principal Risks of Investing in the Funds,” beginning on page 29.

ˆ	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The term “Intermediate” in a Fund’s name refers to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan West Virginia Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund

	JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Investment Objective	Each Fund seeks current income exempt from federal income tax and the relevant state personal income tax, consistent with the preservation of principal.
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

Main Investment Strategy
Under normal circumstances, each Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal income tax and the relevant state personal income tax. This is a fundamental policy. For purposes of this policy, a Fund’s net assets include borrowings by the Fund for investment purposes. A portion of each Fund’s total assets also may be invested in municipal bonds issued by other states and territories.
Up to 100% of each Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.
The securities in which each Fund invests may have fixed rates of return or floating or variable rates. Each Fund’s average weighted maturityˆ normally will be between three and 15 years, although each Fund may invest in securities with any maturity.
Each Fund invests in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch. With respect to short-term securities such as tax-exempt commercial paper, notes and variable rate demand obligations, each Fund invests in securities rated in one of the two highest investment grade categories. The JPMorgan Louisiana Municipal Bond Fund may also invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody’s or SP-2 by S&P. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. Each Fund may also invest in unrated securities of comparable quality.
Each Fund may also invest in zero- coupon, pay-in-kind and deferred payment securities. Each Fund may invest in mortgage-backed and asset-backed securities.
Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.
Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.
The Fund invests in securities that are rated as investment grade by Moody’s, S&P or Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively. It may also invest in unrated securities of comparable quality.
The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in mortgage-backed and asset-backed securities.
The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. The average dollar weighted maturity of the Fund’s portfolio will be between three and ten years.
Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.
There may be times when there are not enough municipal obligations available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.
The Fund may invest in zero-coupon securities and forward commitments.

	JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Principal Risks*
•  Alternative Minimum Tax Risk
• Credit Risk
• Derivatives Risk
• Geographic Concentration Risk
• Interest Rate Risk
• Municipal Obligations Risk
• Non-Diversified Fund Risk
• Prepayment and Call Risk
• Temporary Defensive Positions and Redemption Risk
• Zero Coupon Bond Risk (for JPMorgan West Virginia Municipal Bond Fund only)

•  Alternative Minimum Tax Risk
• Credit Risk
• Derivatives Risk
• Government Securities Risk
• Interest Rate Risk
• Municipal Obligations Risk
• Prepayment and Call Risk
• Temporary Defensive Positions and Redemption Risk

*	The Principal Risks descriptions are found in “Principal Risks of Investing in the Funds,” beginning on page 29.

ˆ	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The term “Intermediate” in a Fund’s name refers to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

Principal Risks of Investing in the Funds

Below is a detailed description of the risks identified in each Fund’s “Principal Risks” section from the tables above. Please note that a risk is a principal risk of a Fund if identified above.

Alternative Minimum Tax. If a Fund may invest all of its assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax, shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gain distributed by a Fund may be taxable.

Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Risk. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and investments held by a Fund. Such default could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. In addition to high yield securities, a Fund (except with respect to the JPMorgan Tax Aware Enhanced Income Fund and the JPMorgan Tax Aware Short-Intermediate Income Fund) may invest in securities (and municipal bonds, in the case of the

JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund) that are rated in the lowest investment grade category. The JPMorgan Louisiana Municipal Bond Fund may also invest in short-term tax-exempt municipal securities rated in lower categories. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investments. Many derivatives will give rise to a form of leverage. As a result, a Fund may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Derivatives also expose a Fund to the credit risk of the derivative counterparty.

The JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may use derivatives for hedging and non-hedging purposes. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Derivatives also expose the fund to the credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes may increase a Fund’s potential for loss.

The JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may also use zero-coupon securities, dollar-rolls, forward commitments, and repurchase agreements. Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments. Dollar-rolls, forward commitments and repurchase agreements involve some risk to a Fund if the other party does not meet its obligation under the agreement.

Since the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund employ a tax-sensitive strategy, the Funds are exposed to the risk that derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk,” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.

ETF and Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price and movement of an investment company that is an Exchange Traded Fund (“ETF”) may not track the underlying index and may result in a loss.

Foreign Securities Risk. To the extent a Fund invests in foreign securities, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange-rates and exchange control regulations.

Foreign Securities and Emerging Market Risks. If a Fund may invest in securities of foreign issuers, an investment in that Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, a Fund’s yield on those securities would be decreased.

Geographic Concentration Risk (JPMorgan Kentucky Municipal Bond Fund only). Because the Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, risks arise which might not be present if the Fund invested in securities of issuers located in additional states. Because of limitations in Kentucky’s constitution, securities issued by Kentucky and its agencies are general obligations of the issuer only in those very rare instances when they are approved by the voters in a statewide referendum. In all other instances, payment is dependent on only the revenues generated directly from the properties financed by the securities or on the lease payments from a user, which may be bound only by a short-term lease. Securities issued by counties, cities, taxing districts and other political subdivisions of Kentucky are not so restricted but are subject to various other limitations. Securities issued by some other states or their agencies or political subdivisions are not subject to limitations such as those contained in Kentucky’s constitution.

Geographic Concentration Risk (JPMorgan Louisiana Municipal Bond Fund only). Because the Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors affecting Louisiana may have a disproportionately negative impact on the Fund’s investments. In addition to typical factors impacting the Louisiana economy such as overall economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives, Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly on that of the economy of New Orleans and its surrounding areas. Louisiana’s economy is heavily dependent on a single industry — the energy industry (oil and gas). However, prior to the hurricanes, Louisiana had made significant efforts to diversify its economy with the tourism industry as a whole having become the second largest private employer in the State. It is likely that the Louisiana economy and these industries in particular will suffer financial or operational difficulties resulting from the effects of the hurricanes, and these anticipated difficulties could adversely affect the ability of Louisiana municipal issuers to make prompt payments of principal and interest. The default or credit-rating downgrade of one of these issuers could adversely affect the market value and marketability of all Louisiana municipal securities and have a negative impact on the Fund’s performance.

Geographic Concentration Risk (JPMorgan West Virginia Municipal Bond Fund only). Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors affecting West Virginia, including economic conditions, constitutional amendments, and legislative and executive measures may have a disproportionately negative effect on the Fund’s investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and environmental concerns and litigation have adversely affected that industry.

Government Securities Risk. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

High Portfolio Turnover Risk. Portfolio turnover may vary greatly from year to year a well as within a particular year. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in such securities. Such sales may also result in realization of taxable gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact a Fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

High Yield Securities Risk. High yield, high risk securities (also known as junk bonds) may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, a Fund (except for the JPMorgan Short Term Bond Fund) is intended for investors who are able and willing to assume a high degree of risk.

Interest Rate Risk (applicable to all of the Funds except the JPMorgan Tax Aware Enhanced Income Fund, the JPMorgan Tax Aware Short-Intermediate Income Fund and the JPMorgan Short-Intermediate Municipal Bond Fund). For Funds that mainly invest in bonds and other debt securities, these securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Interest Rate Risk (applicable to the JPMorgan Short-Intermediate Municipal Bond Fund only). Fixed income securities are subject to the risk that a rise in interest rates will cause their values to fall. Fixed income securities that have comparatively longer durations are susceptible to greater declines when interest rates rise than those fixed income securities with shorter durations. In order to limit the risk posed by rising interest rates and to keep the Fund’s share price within a relatively narrow range, the Fund invests in short duration fixed income securities. However, by pursuing this short duration strategy, the Fund risks offering less income than funds that pursue longer duration fixed income securities, and in times of declining interest rates, at which time the values of fixed income securities rise, the Fund may offer total lower returns than funds that invest in fixed income securities with longer durations.

Interest Rate Risk (applicable to the JPMorgan Tax Aware Enhanced Income Fund and the JPMorgan Tax Aware Short-Intermediate Income Fund only). The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Fixed income securities that have comparatively longer durations are susceptible to greater declines when interest rates rise than those fixed income securities with shorter durations. In order to limit the risk posed by rising interest rates and to keep the Fund’s share price within a relatively narrow range, the Fund invests in short duration fixed income securities. However, by pursuing this short duration strategy, the Fund risks offering less income than funds that pursue longer duration fixed income securities, and in times of declining interest rates, at which time the values of fixed income securities rise, the Fund may offer total lower returns than funds that invest in fixed income securities with longer durations.

Loan Risk. Like other high yield, corporate debt instruments, loan assignments and participations (Loans) (including those rated below investment grade) are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although a Fund limits its investments in illiquid securities to no more than 15% of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser. Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Municipal Obligations Risk (JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund only). Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Municipal Obligations Risk (JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan West Virginia Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund only). Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example they may be difficult to trade or interest payments may be tied only to a specific stream of revenues. Certain of the municipal securities may be insured. Some of the underlying providers of insurance have recently had their credit rating downgraded, and could potentially default on their obligations in the future. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Furthermore, there may be times that, in the opinion of the adviser, municipal securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies. During such times, or in response to other unusual market conditions, the adviser may invest any portion of a Fund’s assets in securities subject to federal income tax, or may hold any portion of a Fund’s assets in cash.

Non-Diversified Fund Risk. If non-diversified, a Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in a Fund’s shares being more sensitive to economic results among those issuing the securities.

Prepayment and Call Risk. The issuer of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Securities Lending Risk. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

Short Selling Risk. Short sales require the Fund to borrow a security to make delivery to the buyer. A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. In addition, a Fund may enter into short sales of instruments such as mortgage TBAs which do not involve borrowing a security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Taking short positions in securities and investing in derivatives each results in a form of leverage. Leverage involves special risks. There is no assurance that a Fund will leverage its portfolio or, if it does, that the use of leverage will result in a higher return on your investment. In addition, a Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Sovereign Debt Securities Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Aware Investing Risk. A Fund’s tax aware strategies may reduce the amount of taxable income that you recognize as a result of your investment in a Fund, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax income.

Managing a Fund to maximize after-tax returns may also potentially have a negative effect on a Fund’s performance. Because tax consequences are considered in managing a Fund, a Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Temporary Defensive Positions Risk. To respond to unusual circumstances and for cash management purposes, a Fund may invest any portion of its total assets in cash and cash equivalents. These investments may prevent a Fund from meeting its investment objective.

Temporary Defensive Positions and Redemption Risks. To respond to unusual circumstances and for cash management purposes, a Fund may invest any portion of its total assets in cash and cash equivalents. These investments may prevent a Fund from meeting its investment objective. A Fund may have to sell securities at a loss in order to fund shareholder redemptions.

Zero Coupon Bond Risk. The market value of a zero coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year, even though the holder receives no interest payment on the bond during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon bonds) to its shareholders each year to maintain its status as a registered investment company and to eliminate tax at a Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

Investment Restrictions

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions. Please refer to Appendix D for a summary of these fundamental and non-fundamental restrictions across the Funds.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement between JPMorgan Trust I and JPMorgan Trust II attached to this Proxy Statement/Prospectus as Appendix B. The Reorganization Agreement provides that each Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the corresponding Acquired Fund in exchange for shares of the corresponding Acquiring Fund. Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur after the close of business on June 26, 2009, or on another date as the parties may agree (“Closing Date”). The net asset value per share of each Acquired Fund and the net asset value per share of the Acquiring Fund will be determined by dividing the Fund’s assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the valuation procedures of the Acquiring Funds (which are identical to those of the Acquired Funds) and are described in the Acquiring Funds’ prospectuses and Statements of Additional Information.

The number of full and fractional shares of the corresponding Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of business of the NYSE, usually 4:00 pm New York time, on the Closing Date on a class-by-class basis. As promptly as practicable after the Closing Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization for each class of shares. Each Acquired Fund will accomplish the liquidation and distribution with respect to each class of its shares by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Acquired Fund onto the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired Funds will simultaneously be canceled on the books of the Acquired Funds. The Acquiring Funds will not issue certificates in connection with such exchange.

After such distribution, the Acquired Funds will take all necessary steps under Delaware law, their Declarations of Trust and any other applicable law to effect a complete termination of the Acquired Funds.

The Board of Trustees of JPMorgan Trust I has determined with respect to each of the Trust I Acquired Funds and Trust I Acquiring Fund and the Board of Trustees of JPMorgan Trust II has determined with respect to the Trust II Acquired Funds and Trust II Acquiring Funds that participation in the Reorganizations is in the best interests of each of those Funds and that the interests of the shareholders of each of those Funds will not be diluted as a result of each Reorganization. JPMIM or JPMIA, as applicable, JPMDS and/or JPMFM will waive their fees and/or reimburse the Fund in an amount sufficient to offset the costs incurred by the Fund relating to each Reorganization, including the cost of any proxy soliciting, but excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets incurred in connection with the Reorganization.

The Reorganization Agreement may be terminated and any Reorganization may be abandoned at any time prior to the consummation of such Reorganization, before or after approval by the shareholders of the Acquired Fund, if circumstances should develop that, in the respective Boards’ opinions, make proceeding with a particular Reorganization inadvisable. The Reorganization Agreement provides that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of any Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (ii) each Acquiring Fund and each Acquired Fund receives an opinion from Ropes & Gray LLP (or other suitable counsel) that the transactions contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Approval of the Reorganization Agreement by and for any Acquired Fund will require the affirmative vote of the shares of such Acquired Fund, as described below. See “VOTING INFORMATION” below. The Reorganization of each Acquired Fund is not contingent on the approval of any other Reorganization of any other Acquired Fund. Therefore, the failure of shareholders to approve any one Reorganization will not affect the closing of any other Reorganization.

Shareholders of record of the Acquired Funds as of the Closing Date will receive shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Funds’ Shares

Full and fractional shares of the Class A, Class B, Class C, Select Class, Institutional Class and Ultra Shares of each of the Acquiring Funds, as applicable, will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Funds do not issue share certificates. The shares of the Acquiring Funds to be issued to Acquired Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, as more fully described below in “How to Do Business with the Funds” attached as Appendix C to this Proxy Statement/Prospectus.

Reasons for the Reorganizations and Board Considerations

As noted above, the Reorganization has been approved by the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II.

The proposed Reorganizations were presented for consideration to the Boards of JPMorgan Trust I and JPMorgan Trust II at a board meeting in November 2008, and were approved on February 18, 2009. Following presentations by JPMIA, JPMIM and JPMFM, the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II, including all of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined, with respect to the Funds overseen by that Board, that (1) each of the proposed Reorganizations would be in the best interests of each affected Fund that the respective Board oversees, and (2) each of the proposed Reorganizations would not result in the dilution of the interests of the Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•	the elimination of overlapping or similar product offerings;

•	the similarity of the investment objectives, strategies, policies and restrictions of the Acquired Funds in the Reorganizations with those of the Acquiring Funds;

•	the investment performance of the Acquiring Funds as compared to that of the Acquired Funds;

•	the relative size of the Acquiring and Acquired Funds;

•	the fact that the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and the JPMorgan West Virginia Municipal Bond Fund are relatively small in size compared to the JPMorgan Intermediate Tax Free Bond Fund, which offers a greater diversification of investments, and have not garnered significant assets;

•	the effect the Reorganizations would have on annual fund operating expenses, shareholder fees and expenses;

•	the direct and indirect federal income tax consequences of the Reorganizations, including the availability of capital loss carryforwards;

•	JPMIM or JPMIA, as applicable, the Administrator and the Distributor will waive their fees and/or reimburse expenses of the Funds in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganizations. These waivers and reimbursements will not include brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets;

•	any potential dilutive factors of the Reorganizations; and

•	potential alternatives to the proposed Reorganizations such as selling or liquidating the Acquired Funds.

The Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II considered the potential consequences to shareholders of the Funds from each of the specific Reorganizations. In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Trustees also took into account those interests of each Fund that were in common with those of the other Funds for which Reorganizations are proposed.

Significantly in this respect, JPMIA, JPMIM, JPMDS and JPMFM have contractually agreed to waive fees or reimburse the expenses of the Acquiring Funds, as needed, in order to assure that, for the Acquired Funds in the Reorganizations, the net expense level for the Acquiring Funds is equal to or less than the net expense levels (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest (including interest related to investments in inverse floaters), taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) in effect prior to the Reorganization for the Acquired Fund class. These contractual fee waivers and expense reimbursements will continue in effect through June 30, 2010. There is no guarantee such waivers/reimbursements will be continued after June 30, 2010.

The Boards also noted favorably that the Reorganizations would be structured as federal tax-free transactions. For purposes of federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders. However, as a result of the Reorganizations, the Acquired Funds and their shareholders may lose the benefit of certain tax losses that could have been used to offset or defer the distribution of future gains. In addition, any Acquired Fund tax losses available after the application of the loss limitation rules would be spread over the larger asset base of the combined Fund, and its potential tax benefits spread over a larger shareholder base. The Boards also noted that JPMIA or JPMIM, as applicable, JPMFM and/or JPMDS, would waive fees or reimburse the Funds for the costs and expenses of the Reorganizations, except for brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets, which would be borne by the Funds.

THE BOARDS OF THE JPMORGAN TRUST I AND JPMORGAN TRUST II, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATIONS.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In each case, as a condition to the closing of each Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Ropes & Gray LLP (or other suitable counsel) to the effect that for federal income tax purposes:

(1)  The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)  Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)  Under Section 362(b) of the Code, the basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4)  Under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(5)  Under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6)  Under Section 354 of the Code, the shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)  Under Section 358 of the Code, the aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)  Under Section 1223(1) of the Code, the holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

(9)  The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of each Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

Each of the Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the closing date of the Reorganization, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, since the shareholders of each of the Acquired Funds will receive shares of the respective Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

However, based on data through December 31, 2008, the Reorganizations are expected to result in loss limitations and loss forfeitures as described below. However, since the Reorganizations are not expected to close until June 2009, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganizations. Further, a Fund’s ability to use a loss (even in the absence of Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses. In addition, absent the Reorganizations, each of the Acquired Funds would be limited to using its capital loss carryforwards in each of the eight taxable years succeeding the loss year.

As a result of the Reorganization of JPMorgan Bond Fund into JPMorgan Core Plus Bond Fund, the potential use of JPMorgan Bond Fund’s losses is expected to be significantly restricted. As of February 29, 2008, JPMorgan Bond Fund had approximately $48 million in capital loss carryforwards. As of December 31, 2008, JPMorgan Bond Fund also had realized book-basis losses of approximately $207 million; this figure will change prior to the Reorganization. Based on JPMorgan Bond Fund’s net assets as of December 31, 2008, after the Reorganization the combined fund would be limited to using approximately $7.7 million of JPMorgan Bond Fund’s pre-Reorganization losses annually. In addition, any potential tax benefits from those losses would be spread over the larger shareholder base of the combined fund. There is no assurance that JPMorgan Bond Fund would be able to use its capital loss carryforwards in the absence of the Reorganization since that would depend on the realization of gains prior to the expiration of such losses.

As a result of the Reorganization of JPMorgan Short Term Bond Fund into JPMorgan Short Duration Bond Fund, the potential use of JPMorgan Short Term Bond Fund’s losses is expected to be significantly restricted. As of February 29, 2008, JPMorgan Short Term Bond Fund had approximately $45 million in capital loss carryforwards. As of December 31, 2008, JPMorgan Short Term Bond Fund also had realized book-basis losses of approximately $46 million; this figure will change prior to the Reorganization. Based on JPMorgan Short Term Bond Fund’s net assets as of December 31, 2008, after the Reorganization the combined fund would be limited to using approximately $1 million of JPMorgan Short Term Bond Fund’s pre-Reorganization losses annually. In addition, any potential tax benefits from those losses would be spread over the larger shareholder base of the combined fund. There is no assurance that JPMorgan Short Term Bond Fund would be able to use its capital loss carryforwards in the absence of the Reorganization since that would depend on the realization of gains prior to the expiration of such losses.

As a result of the Reorganization of each of JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund into JPMorgan Short-Intermediate Municipal Bond Fund, the potential use of JPMorgan Tax Aware Enhanced Income Fund’s and JPMorgan Tax Aware Short-Intermediate Income Fund’s losses, respectively, are expected to be significantly restricted. As of October 31, 2008, each of JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund had approximately $26 million apiece in capital loss carryforwards. As of December 31, 2008, JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund also had realized book-basis losses of approximately $358,000 and $940,000, respectively; these figures will change prior to the Reorganization. Based on JPMorgan Tax Aware Enhanced Income Fund’s net assets as of December 31, 2008, after the Reorganization the combined fund would be limited to using approximately $3.5 million of JPMorgan Tax Aware Enhanced Income Fund’s pre-Reorganization losses annually. Based on JPMorgan Tax Aware Short-Intermediate Income Fund’s net assets as of December 31, 2008, after the Reorganization the combined fund would be limited to using approximately $12.2 million of JPMorgan Tax Aware Short-Intermediate Income Fund’s pre-Reorganization losses annually. In addition, with respect to each Reorganization, any potential tax benefits from those losses would be spread over the larger shareholder base of the combined fund. There is no assurance that either JPMorgan Tax Aware

Enhanced Income Fund or JPMorgan Tax Aware Short-Intermediate Income Fund would be able to use its capital loss carryforwards in the absence of the Reorganization since that would depend on the realization of gains prior to the expiration of such losses.

As a result of the Reorganization of JPMorgan Intermediate Bond Fund into JPMorgan Core Bond Fund, the potential use of JPMorgan Intermediate Bond Fund’s losses is not expected to be significantly restricted. As of February 29, 2008, JPMorgan Intermediate Bond Fund had approximately $21 million in capital loss carryforwards. As of December 31, 2008, JPMorgan Intermediate Bond Fund also had realized book-basis losses of approximately $10.7 million; this figure will change prior to the Reorganization. Any potential tax benefits from those losses would be spread over the larger shareholder base of the combined fund.

As a result of the Reorganization of each of JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund, the potential use of each of these Acquired Fund’s losses is not expected to be significantly restricted. As of February 29, 2008, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund had approximately $90,000, $144,000 and $624,000, respectively, in capital loss carryforwards. Any potential tax benefits from those losses would be spread over the larger shareholder base of the combined fund. As of December 31, 2008, each of these Acquired Funds had realized book-basis capital gains.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF
THE ACQUIRING FUNDS

JPMorgan Investment Advisors Inc. is the investment adviser to the JPMorgan Core Plus Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund (the “JPMIA Acquiring Funds”). JPMIA, 1111 Polaris Parkway, Columbus, OH 43240, makes the day-to-day investment decisions for the JPMIA Acquiring Funds and continuously reviews, supervises and administers the JPMIA Acquiring Funds’ investment programs. JPMIA performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Acquiring Funds. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”).

During the fiscal year ended February 29, 2008, the following advisory fees (net of waivers) were paid to JPMIA at an annual rate as a percentage of each JPMIA Acquiring Fund’s average daily net assets:

JPMorgan Core Plus Bond Fund	0.30%
JPMorgan Short Duration Bond Fund	0.18%
JPMorgan Core Bond Fund	0.29%
JPMorgan Short-Intermediate Municipal Bond Fund	0.25%

J.P. Morgan Investment Management Inc. is the investment adviser to the JPMorgan Intermediate Tax Free Bond Fund (the “JPMIM Acquiring Fund”). JPMIM, 245 Park Avenue, New York, NY 10167, makes the day-to-day investment decisions for the JPMIM Acquiring Funds and continuously reviews, supervises and administers the JPMIM Acquiring Funds’ investment program. JPMIM performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Acquiring Funds advised by JPMIM. JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase.

During the fiscal year ended February 29, 2008, the following advisory fees (net of waivers) were paid to JPMIM at an annual rate as a percentage of each JPMIM Acquiring Fund’s average daily net assets:

JPMorgan Intermediate Tax Free Bond Fund	0.30%

A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Acquiring Funds is available in the semi-annual reports for these Funds dated August 31, 2008.

All of the Reorganizations except for the JPMorgan Intermediate Bond Fund merging into the JPMorgan Core Bond Fund will result in a change in the Acquired Fund’s adviser. Following the Reorganization, the shareholders of the JPMorgan Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund, which are currently advised by JPMIM, will become shareholders of funds advised by JPMIA.

Likewise, following the Reorganization, the shareholders of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund, which are currently advised by JPMIA, will become shareholders of funds advised by JPMIM. JPMIM and JPMIA are affiliated through their parent entity, JPMorgan Chase. Furthermore, although the adviser will change, the investment advisory agreements for the Acquiring Funds are similar to those of the Acquired Funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this proxy statement/ prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM or JPMIA, as applicable and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the JPMorgan Funds over other investment options they make available to their customers.

Performance of the Acquiring Funds

Following each Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The bar charts and tables that follow provide some indication of the risk of an investment in each Acquiring Fund by showing changes in the Funds’ performance from year to year. The bar charts show the performance for one class of each Acquiring Fund for each full calendar year since inception or over the past ten years. The table shows each Fund’s average annual total returns for different calendar periods over the past ten years.

The performance figures in the tables for Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance is not necessarily an indication of how any of the Funds will perform in the future.

These calculations assume that all dividends and distributions are reinvested in the Funds. Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than shown. To obtain current yield information call (800) 480-4111 or visit www.jpmorganfunds.com. Please see “SUMMARY — Comparison of Fees and Expenses” for information about the difference among the share classes.

JPMorgan Core Plus Bond Fund (Select Class Shares)

  YEAR-BY-YEAR RETURNS*,1,2

Best Quarter	3rd quarter, 2001	3.78%	Worst Quarter	3rd quarter, 2008	–3.20%

*	The Fund consolidated with the Pegasus Multi-Sector Bond Fund on 3/22/99. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was considered the accounting survivor. Therefore, all performance information for the Fund for periods prior to 3/22/99 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

1	The Fund’s fiscal year end is the last day of February.

2	Effective 9/15/2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Average Annual Total Returns (%) (With Maximum Sales Charges)

Shows performance over time, for periods ended December 31, 2008*,**

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	(7.48)	1.69	3.71
Return After Taxes on Distributions	(9.22)	0.00	1.69
Return After Taxes on Distributions and Sale of Fund Shares	(4.84)	0.47	1.94

CLASS B
Return Before Taxes	(9.40)	1.53	3.58	[3]

CLASS C***
Return Before Taxes	(5.48)	1.89	3.47

SELECT CLASS
Return Before Taxes	(3.66)	2.73	4.36

ULTRA****
Return Before Taxes	(3.44)	2.90	4.45

BARCLAYS CAPITAL U.S. AGGREGATE INDEX1,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	4.65	5.63

LIPPER INTERMEDIATE INVESTMENT GRADE INDEX2,ˆ
(Reflects No Deduction for Taxes)	(4.71)	2.28	4.24

After-tax returns are shown for only the Class A Shares and not the other classes offered by this proxy statement/prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The Fund consolidated with the Pegasus Multi-Sector Bond Fund on 3/22/99. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was considered the accounting survivor. Therefore, all performance information for the Fund for periods prior to 3/22/99 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

**	Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

***	Historical performance shown for Class C Shares prior to its inception on 5/30/00 is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

****	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

1	The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges, if applicable.

2	The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “Past 10 Years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

JPMorgan Short Duration Bond Fund (Select Class Shares)

  YEAR-BY-YEAR RETURNS1

Best Quarter	3rd quarter, 2001	3.24%	Worst Quarter	2nd quarter, 2004	–0.90%

1	The Fund’s fiscal year end is the last day of February.

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2008

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	1.02	2.68	3.93
Return After Taxes on Distributions	(0.28)	1.48	2.39
Return After Taxes on Distributions and Sale of Fund Shares	0.65	1.57	2.41

SELECT CLASS
Return Before Taxes	3.63	3.42	4.42

ULTRA CLASS*
Return Before Taxes	3.88	3.62	4.52

BARCLAYS CAPITAL 1–3 YEAR GOVERNMENT/CREDIT BOND INDEX1,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	4.97	3.81	4.79

LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX2,ˆ
(Reflects No Deduction for Taxes)	3.46	3.13	3.98

After-tax returns are shown for only the Class A Shares and not the other classes offered by this proxy statement/prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

1	The Barclays Capital 1–3 Year Government/Credit Bond Index (formerly the Lehman Brothers 1–3 Year Government/Credit Bond Index) is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges, if applicable.

2	The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

JPMorgan Short-Intermediate Municipal Bond Fund1 (Select Class Shares)

  YEAR-BY-YEAR RETURNS*,2

Best Quarter	2nd quarter, 2002	2.39%	Worst Quarter	2nd quarter, 2004	–1.51%

*	Performance data include performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on 3/22/99.

1	On 4/30/09, the JPMorgan Short Term Municipal Bond Fund will change its name to the JPMorgan Short-Intermediate Municipal Bond Fund and also will change some of its main investment strategies. Performance in the bar chart is that of the JPMorgan Short Term Municipal Bond Fund prior to the change in some of the main investment strategies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance shown above might be less pertinent for investors considering whether to purchase shares of the Fund.

2	The Fund’s fiscal year end is the last day of February.

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2008*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	0.24	1.79	2.81
Return After Taxes on Distributions	0.23	1.78	2.79
Return After Taxes on Distributions and Sale of Fund Shares	1.10	1.89	2.81
SELECT CLASS
Return After Taxes	2.76	2.51	3.31

BARCLAYS CAPITAL SHORT MUNICIPAL BOND INDEX1,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	5.37	3.23	3.96

LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX2,ˆ
(Reflects No Deduction for Taxes)	0.96	2.03	2.80

After-tax returns are shown for only the Class A Shares and not the other classes offered by this proxy statement/prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance data include the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on 3/22/99.

1	The Barclays Capital Short Municipal Bond Index (formerly the Lehman Brothers Short Municipal Bond Index) is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges, if applicable.

2	The Lipper Short Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

JPMorgan Core Bond Fund (Select Class Shares)

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	3rd quarter, 2001	5.13%	Worst Quarter	2nd quarter, 2004	–2.22%

*	The Fund consolidated with the Pegasus Bond Fund on 3/22/99. The performance information for periods prior to 3/22/99 reflects the performance of the Pegasus Bond Fund and its predecessor.

1	The Fund’s fiscal year end is the last day of February.

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2008*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	(0.09)	3.35	4.92
Return After Taxes on Distributions	(1.77)	1.69	2.91
Return After Taxes on Distributions and Sale of Fund Shares	(0.08)	1.87	2.96

CLASS B
Return Before Taxes	(1.89)	3.12	4.77	[3]

CLASS C**
Return Before Taxes	2.12	3.46	4.69

SELECT CLASS
Return Before Taxes	3.96	4.31	5.55

ULTRA CLASS***
Return Before Taxes	4.24	4.48	5.63

BARCLAYS CAPITAL U.S. AGGREGATE INDEX1,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	4.65	5.63

LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX2,ˆ
(Reflects No Deduction for Taxes)	8.14	4.75	5.27

After-tax returns are shown for only the Class A Shares and not the other classes offered by this proxy statement/prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The Fund consolidated with the Pegasus Bond Fund on 3/22/99. The performance information for periods prior to 3/22/99 reflects the performance of the Pegasus Bond Fund and its predecessor.

**	Historical performance shown for Class C Shares prior to its inception on 3/22/99 is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

***	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

1	The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges, if applicable.

2	The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “Past 10 Years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

JPMorgan Intermediate Tax Free Bond Fund (Select Class Shares)

  YEAR-BY-YEAR RETURNS1

Best Quarter	3rd quarter, 2002	4.13%	Worst Quarter	2nd quarter, 2004	–2.23%

1	The Fund’s fiscal year end is the last day of February.

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2008*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	(1.76)	2.06	3.60
Return After Taxes on Distributions	(1.76)	2.04	3.53
Return After Taxes on Distributions and Sale of Fund Shares	0.03	2.27	3.60

CLASS B
Return Before Taxes	(3.59)	1.49	3.50

CLASS C
Return Before Taxes	0.46	1.85	3.49

SELECT CLASS
Return Before Taxes	2.34	2.78	3.96
Return After Taxes on Distributions	2.34	2.75	3.90
Return After Taxes on Distributions and Sale of Fund Shares	2.81	2.91	3.94

BARCLAYS CAPITAL COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX1,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	2.49	3.35	4.52

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX2,ˆ
(Reflects No Deduction for Taxes)	(2.27)	1.91	3.39

After-tax returns are shown for only the Class A Shares and not the other classes offered by this proxy statement/prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance in the table for the period before the Class A, Class B and Class C Shares were launched on December 31, 2003 is based on the performance of Select Class Shares of the Fund, which invest in the same portfolio of securities. During these periods the actual returns of Class A, Class B and Class C Shares would have been lower than those shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares.

1	The Barclays Capital Competitive Intermediate (1–17 Year) Maturities Index (formerly the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index) represents the performance of municipal bonds with maturities from 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses including sales charges, if applicable.

2	The Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

ADDITIONAL INFORMATION ABOUT
THE ACQUIRING FUNDS AND ACQUIRED FUNDS

Information about the JPMorgan Bond Fund, JPMorgan Short Term Bond Fund and the JPMorgan Intermediate Bond Fund is included in the Prospectuses of the JPMorgan Income Funds dated July 1, 2008, as supplemented. Additional information regarding these Funds and the JPMorgan Core Plus Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund is included in (i) the SAI for each Fund filed July 1, 2008, as supplemented; (ii) the Annual Reports for each Fund for the 12-month period ended February 29, 2008; and (iii) the Semi-Annual Reports for each Fund for the six-month period ended August 31, 2008.

Information about the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund is included in the Prospectus of the JPMorgan Municipal Bond Funds (Class A, B and C Shares) dated July 1, 2008, as supplemented. Additional information regarding these Funds and the JPMorgan Intermediate Tax Free Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund is included in (i) the SAI for each Fund filed July 1, 2008, as supplemented; (ii) the Annual Reports for each Fund for the 12-month period ended February 29, 2008; and (ii) the Semi-Annual Reports for each Fund for the six-month period ended August 31, 2008.

Information about the JPMorgan Tax Aware Enhanced Income Fund and the JPMorgan Tax Aware Short-Intermediate Income Fund is included in the Prospectuses of the JPMorgan Tax Aware Funds dated February 28, 2009, as supplemented. Additional information regarding these Funds is included in (i) the SAI for each Fund filed February 28, 2009, as supplemented; (ii) the Annual Reports for each Fund for the 12-month period ended October 31, 2008; and (iii) the Semi-Annual Reports for each Fund for the six-month period ended April 30, 2008.

Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Fund at (800) 480-4111, by writing to the relevant Fund at JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or (with the exception of the Proxy Statement/Prospectus) by visiting the JPMorgan Funds website at www.jpmorganfunds.com.

JPMorgan Trust I and JPMorgan Trust II are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights

The financial highlights of the Acquiring Funds are provided in Appendix E. Certain information reflects financial results for a single Fund share of each class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Funds (assuming reinvestment of all dividends and distributions). The information in the financial highlights tables (except for information for the six months ended August 31, 2008) has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is incorporated by reference. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Distributor

JPMorgan Distribution Services, Inc., whose address is 245 Park Avenue, New York, NY 10167, serves as the distributor to the Acquiring Funds. JPMDS is an affiliate of JPMIM, JPMIA and JPMorgan Chase Bank, N.A., and is a direct, wholly-owned subsidiary of JPMorgan Chase.

Administrator

JPMorgan Funds Management, Inc. whose address is 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trusts (“JPMorgan Funds Management” or the “Administrator”). JPMorgan Funds Management is an affiliate of JPMIA and JPMIM and is an indirect wholly-owned subsidiary of JPMorgan Chase.

FORM OF ORGANIZATION

The JPMorgan Intermediate Tax Free Bond Fund, JPMorgan Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund are each a series of the JPMorgan Trust I, an open-end management investment company formed as a Delaware business trust on November 12,

2004, pursuant to a Declaration of Trust dated November 5, 2004. The JPMorgan Trust I is governed by a Board of Trustees consisting of thirteen members.

The JPMorgan Core Plus Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Core Bond Fund, the JPMorgan Short-Intermediate Municipal Bond Fund, the JPMorgan Intermediate Bond Fund, the JPMorgan Kentucky Municipal Bond Fund, the JPMorgan Louisiana Municipal Bond Fund and the JPMorgan West Virginia Municipal Bond Fund is each a series of the JPMorgan Trust II, an open-end management investment company formed as a Delaware business trust on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. The JPMorgan Trust II is governed by a Board of Trustees consisting of thirteen members. Both JPMorgan Trust II and JPMorgan Trust I have the same Board members.

JPMorgan Trust I and JPMorgan Trust II have substantially similar organization documents. Shareholders should refer to the provisions of the governing documents of these entities and the relevant state law for a more thorough comparison.

CAPITALIZATION

Only shareholders of record at the close of business on March 23, 2009 (the “Record Date”) will be entitled to receive notice of, and to vote at, the Meeting.

The following table shows the capitalization of each of the Acquiring Funds and each of the Acquired Funds as of August 31, 2008, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquired Funds, which would have occurred at August 31, 2008 in connection with the proposed Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Funds will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fundˆ	Pro Forma Adjustments	JPMorgan Core Plus Bond Fund (Pro Forma Combined)
Class A
Net Assets (000’s)	$18,211	$43,347	$—	$61,558
Shares Outstanding (000’s)	2,330	5,767	93	8,190
Net Asset Value Per Share	$7.82	$7.52	—	$7.52

Class B
Net Assets (000’s)	$3,155	$4,660	$—	$7,815
Shares Outstanding (000’s)	407	617	11	1,035
Net Asset Value Per Share	$7.76	$7.55	—	$7.55

Class C
Net Assets (000’s)	$5,450	$10,808	$—	$16,258
Shares Outstanding (000’s)	699	1,432	23	2,154
Net Asset Value Per Share	$7.80	$7.55	—	$7.55

Select Class
Net Assets (000’s)	$76,636	$876,612	$—	$953,248
Shares Outstanding (000’s)	9,903	116,688	298	126,889
Net Asset Value Per Share	$7.74	$7.51	—	$7.51

Institutional Class
Net Assets (000’s)	$141,811	$—	$—	$141,811
Shares Outstanding (000’s)	18,340	—	543	18,883
Net Asset Value Per Share	$7.73	$—	—	$7.51

Ultra
Net Assets (000’s)	$98,320	$14,470	$—	$112,790
Shares Outstanding (000’s)	12,721	1,926	366	15,013
Net Asset Value Per Share	$7.73	$7.51	—	$7.51

ˆ	The Fund’s Institutional Class Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Fund’s Institutional Class Shares.

	JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund	Pro Forma Adjustments	JPMorgan Short Duration Bond Fund (Pro Forma Combined)
Class A
Net Assets (000’s)	$8,426	$68,327	$—	$76,753
Shares Outstanding (000’s)	1,002	6,447	(207)	7,242
Net Asset Value Per Share	$8.41	$10.60	$—	$10.60

Select Class
Net Assets (000’s)	$14,744	$1,777,107	$—	$1,791,851
Shares Outstanding (000’s)	1,751	167,581	(360)	168,972
Net Asset Value Per Share	$8.42	$10.60	$—	$10.60

Institutional Class*
Net Assets (000’s)	$22,300	$—	$(22,300)	$—
Shares Outstanding (000’s)	2,651	—	(2,651)	—
Net Asset Value Per Share	$8.41	$—	$—	$—

Ultra*
Net Assets (000’s)	$—	$316,758	$22,300	$339,058
Shares Outstanding (000’s)	—	29,869	2,104	31,973
Net Asset Value Per Share	$—	$10.60	$—	$10.60

*	If the Reorganization is approved by shareholders, Institutional Class shareholders of JPMorgan Short Term Bond Fund will receive Ultra Shares of JPMorgan Short Duration Bond Fund when the Reorganization is completed on the Closing Date.

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fundˆ[1]	Pro Forma Adjustments	JPMorgan Short- Intermediate Municipal Bond Fund (Pro Forma Combined)*
Class A
Net Assets (000’s)	$1,304	$54,530	$—	$55,834
Shares Outstanding (000’s)	132	5,315	(5)	5,442
Net Asset Value Per Share	$9.89	$10.26	$—	$10.26

Select Class
Net Assets (000’s)	$22,329	$177,416	$—	$199,745
Shares Outstanding (000’s)	2,257	17,239	(87)	19,409
Net Asset Value Per Share	$9.89	$10.29	$—	$10.29

Institutional Class
Net Assets (000’s)	$59,129	$—	$—	$59,129
Shares Outstanding (000’s)	5,983	—	(237)	5,746
Net Asset Value Per Share	$9.88	$—	$—	$10.29

*	Because both the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may merge with the JPMorgan Short-Intermediate Municipal Bond Fund, the pro forma columns represent the three possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Tax Aware Enhanced Income Fund reorganization but do not approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization; (2) shareholders approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization but do not approve the JPMorgan Tax Aware Enhanced Income Fund reorganization; or (3) shareholders approve both the JPMorgan Tax Aware Enhanced Income Fund reorganization and the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization.

ˆ	The Fund’s Institutional Class Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Fund’s Institutional Class Shares.

1	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fundˆ[1]	Pro Forma Adjustments	JPMorgan Short- Intermediate Municipal Bond Fund (Pro Forma Combined)*
Select Class
Net Assets (000’s)	$206,970	$177,416	$—	$384,386
Shares Outstanding (000’s)	21,178	17,239	(1,064)	37,353
Net Asset Value Per Share	$9.77	$10.29	$—	$10.29

Institutional Class
Net Assets (000’s)	$50,298	$—	$—	$50,298
Shares Outstanding (000’s)	5,144	—	(256)	4,888
Net Asset Value Per Share	$9.78	$—	$—	$10.29

*	Because both the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may merge with the JPMorgan Short-Intermediate Municipal Bond Fund, the pro forma columns represent the three possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Tax Aware Enhanced Income Fund reorganization but do not approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization; (2) shareholders approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization but do not approve the JPMorgan Tax Aware Enhanced Income Fund reorganization; or (3) shareholders approve both the JPMorgan Tax Aware Enhanced Income Fund reorganization and the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization.

ˆ	The Fund’s Institutional Class Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Fund’s Institutional Class Shares.

1	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fundˆ[1]	Pro Forma Adjustments	JPMorgan Short- Intermediate Municipal Bond Fund (Pro Forma Combined)*[1]
Class A
Net Assets (000’s)	$1,304	$—	$54,530	$—	$55,834
Shares Outstanding (000’s)	132	—	5,315	(5)	5,442
Net Asset Value Per Share	$9.89	$—	$10.26	$—	$10.26

Select Class
Net Assets (000’s)	$22,329	$206,970	$177,416	$—	$406,715
Shares Outstanding (000’s)	2,257	21,178	17,239	(1,151)	39,523
Net Asset Value Per Share	$9.89	$9.77	$10.29	$—	$10.29

Institutional Class
Net Assets (000’s)	$59,129	$50,298	$—	$—	$109,427
Shares Outstanding (000’s)	5,983	5,144	—	(492)	10,635
Net Asset Value Per Share	$9.88	$9.78	$—	$—	$10.29

*	Because both the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund may merge with the JPMorgan Short-Intermediate Municipal Bond Fund, the pro forma columns represent the three possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Tax Aware Enhanced Income Fund reorganization but do not approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization; (2) shareholders approve the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization but do not approve the JPMorgan Tax Aware Enhanced Income Fund reorganization; or (3) shareholders approve both the JPMorgan Tax Aware Enhanced Income Fund reorganization and the JPMorgan Tax Aware Short-Intermediate Income Fund reorganization.

ˆ	The Fund’s Institutional Class Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Fund’s Institutional Class Shares.

1	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	Pro Forma Adjustments	JPMorgan Core Bond Fund (Pro Forma Combined)
Class A
Net Assets (000’s)	$107,623	$872,849	$—	$980,472
Shares Outstanding (000’s)	10,398	82,089	(276)	92,211
Net Asset Value Per Share	$10.35	$10.63	$—	$10.63

Class B
Net Assets (000’s)	$45,218	$77,174	$—	$122,392
Shares Outstanding (000’s)	4,439	7,264	(183)	11,520
Net Asset Value Per Share	$10.19	$10.62	$—	$10.62

Class C
Net Assets (000’s)	$35,362	$191,776	$—	$227,138
Shares Outstanding (000’s)	3,471	17,949	(161)	21,259
Net Asset Value Per Share	$10.19	$10.68	$—	$10.68

Select Class
Net Assets (000’s)	$646,159	$2,753,199	$—	$3,399,358
Shares Outstanding (000’s)	62,486	259,116	(1,673)	319,929
Net Asset Value Per Share	$10.34	$10.63	$—	$10.63

Ultra
Net Assets (000’s)	$126,526	$742,360	$—	$868,886
Shares Outstanding (000’s)	12,232	69,851	(327)	81,756
Net Asset Value Per Share	$10.34	$10.63	$—	$10.63

	JPMorgan Kentucky Municipal Bond Fund	JPMorgan Intermediate Tax Free Fund	Pro Forma Adjustments	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**
Class A
Net Assets (000’s)	$12,262	$93,445	$—	$105,707
Shares Outstanding (000’s)	1,228	8,689	(87)	9,830
Net Asset Value Per Share	$9.99	$10.75	$—	$10.75

Class B
Net Assets (000’s)	$2,576	$5,763	$—	$8,339
Shares Outstanding (000’s)	260	544	(17)	787
Net Asset Value Per Share	$9.91	$10.59	$—	$10.59

Select Class
Net Assets (000’s)	$60,785	$2,740,386	$—	$2,801,171
Shares Outstanding (000’s)	6,096	258,119	(372)	263,843
Net Asset Value Per Share	$9.97	$10.62	$—	$10.62

**	Because the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund may merge with the JPMorgan Intermediate Tax Free Bond Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Kentucky Municipal Bond Fund reorganization but do not approve the JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (2) shareholders approve the JPMorgan Louisiana Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (3) shareholders approve both the JPMorgan West Virginia Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan Louisiana Municipal Bond Fund reorganizations; and (4) shareholders approve all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations.

	JPMorgan Louisiana Municipal Bond Fund	JPMorgan Intermediate Tax Free Fund	Pro Forma Adjustments	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**
Class A
Net Assets (000’s)	$41,356	$93,445	$—	$134,801
Shares Outstanding (000’s)	4,194	8,689	(347)	12,536
Net Asset Value Per Share	$9.86	$10.75	$—	$10.75

Class B
Net Assets (000’s)	$4,424	$5,763	$—	$10,187
Shares Outstanding (000’s)	448	544	(30)	962
Net Asset Value Per Share	$9.87	$10.59	$—	$10.59

Select Class
Net Assets (000’s)	$28,574	$2,740,386	$—	$2,768,960
Shares Outstanding (000’s)	2,900	258,119	(209)	260,810
Net Asset Value Per Share	$9.86	$10.62	$—	$10.62

**	Because the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund may merge with the JPMorgan Intermediate Tax Free Bond Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Kentucky Municipal Bond Fund reorganization but do not approve the JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (2) shareholders approve the JPMorgan Louisiana Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (3) shareholders approve both the JPMorgan West Virginia Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan Louisiana Municipal Bond Fund reorganizations; and (4) shareholders approve all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations.

	JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Fund	Pro Forma Adjustments	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**
Class A
Net Assets (000’s)	$14,520	$93,445	$—	$107,965
Shares Outstanding (000’s)	1,452	8,689	(101)	10,040
Net Asset Value Per Share	$10.00	$10.75	$—	$10.75

Class B
Net Assets (000’s)	$3,319	$5,763	$—	$9,082
Shares Outstanding (000’s)	332	544	(19)	857
Net Asset Value Per Share	$9.99	$10.59	$—	$10.59

Select Class
Net Assets (000’s)	$74,493	$2,740,386	$—	$2,814,879
Shares Outstanding (000’s)	7,534	258,119	(520)	265,133
Net Asset Value Per Share	$9.89	$10.62	$—	$10.62

**	Because the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund may merge with the JPMorgan Intermediate Tax Free Bond Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Kentucky Municipal Bond Fund reorganization but do not approve the JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (2) shareholders approve the JPMorgan Louisiana Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (3) shareholders approve both the JPMorgan West Virginia Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan Louisiana Municipal Bond Fund reorganizations; and (4) shareholders approve all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations.

	JPMorgan Kentucky Municipal Bond Fund	JPMorgan Louisiana Municipal Bond Fund	JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Fund	Pro Forma Adjustments	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**
Class A
Net Assets (000’s)	$12,262	$41,356	$14,520	$93,445	$—	$161,583
Shares Outstanding (000’s)	1,228	4,194	1,452	8,689	(536)	15,027
Net Asset Value Per Share	$9.99	$9.86	$10.00	$10.75	$—	$10.75

Class B
Net Assets (000’s)	$2,576	$4,424	$3,319	$5,763	$—	$16,082
Shares Outstanding (000’s)	260	448	332	544	(66)	1,518
Net Asset Value Per Share	$9.91	$9.87	$9.99	$10.59	$—	$10.59

Select Class
Net Assets (000’s)	$60,785	$28,574	$74,493	$2,740,386	$—	$2,904,238
Shares Outstanding (000’s)	6,096	2,900	7,534	258,119	(1,101)	273,548
Net Asset Value Per Share	$9.97	$9.86	$9.89	$10.62	$—	$10.62

**	Because the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund may merge with the JPMorgan Intermediate Tax Free Bond Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Kentucky Municipal Bond Fund reorganization but do not approve the JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (2) shareholders approve the JPMorgan Louisiana Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations; (3) shareholders approve both the JPMorgan West Virginia Municipal Bond Fund reorganization but do not approve the JPMorgan Kentucky Municipal Bond Fund and JPMorgan Louisiana Municipal Bond Fund reorganizations; and (4) shareholders approve all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund reorganizations.

DIVIDENDS AND DISTRIBUTIONS

Each Fund generally declares dividends on the last business day of each month and pays such dividends on the first business day of the following month. Capital gains, if any, for each of the Funds are distributed at least annually. For all Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or Contingent Deferred Sales Charge (“CDSC”), unless the shareholder elects to be paid in cash. Following the Reorganizations, Acquired Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the relevant Acquiring Fund.

OTHER BUSINESS

Neither Board intends to present any other business at the Meeting with respect to the Acquired Funds or Acquiring Funds, except with respect to the election of Trustees for JPMorgan Trust II. This change is described in a separate proxy statement, which is being provided to affected shareholders. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

JPMorgan Trust I and/or JPMorgan Trust II shareholders who wish to communicate with the relevant Board of Trustees should send communications in writing to the attention of the Secretary of JPMorgan Funds at 245 Park Avenue, New York, NY 10167, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Boards of the Acquired Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about April 24, 2009. Only shareholders of record as of the close of business on March 23, 2009 (the “Record Date”), will be entitled to notice of, and to vote at, the Meeting, and any adjournment or postponement thereof. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted “FOR” approval of the Reorganization Agreement and “FOR” any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the JPMorgan Funds a subsequently dated proxy, (2) delivering to the JPMorgan Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (3) otherwise giving notice of revocation in an open meeting, in all cases prior to the exercise of the authority granted in the proxy card. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganizations contemplated thereby.

Proxy Solicitation

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of JPMIA, JPMIM and their affiliates or by proxy soliciting firms retained by the Funds. JPMFM has retained Computershare Fund Services (“Computershare”), a proxy solicitor, to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. By contract with JPMFM, Computershare, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining such proxy solicitor is expected to be less than $125,000. The cost of retaining such proxy solicitor will be deemed an expense relating to the Meeting. JPMIA, JPMIM and their affiliates will waive their fees or reimburse expenses to the extent necessary to cover the costs of the solicitation. In addition, JPMIA and JPMIM may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.

As the meeting date approaches, shareholders of the Funds may receive a call from a representative of JPMIA, JPMIM, an affiliate of JPMIA or JPMIM, as applicable, or Computershare (each a “Solicitor”) if the Funds have not yet received their vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to get information from the shareholder to verify his identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by the Funds, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the Solicitor will send the shareholder a letter to confirm the shareholder’s vote and asking the shareholder to call a Solicitor immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Quorum

More than 50% of the outstanding shares entitled to vote constitutes a quorum for the Meeting.

Vote Required

If a quorum is present at the relevant Meeting, under the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of an Acquired Fund is required to approve the Reorganization Agreement. A majority is defined, under the 1940 Act, as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of such Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of such Acquired Fund.

Shareholders of the Acquired Funds are entitled to one vote for each dollar of Net Asset Value represented by such Shareholder’s shares as of the Record Date and a proportionate fractional vote with respect to the remainder of the Net Asset Value of such shares, if any. For each Acquired Fund, shares of all classes vote together as a single class.

Effect of Abstentions and Broker “Non-Votes”

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the applicable Acquired Fund as inspectors of elections (also known as “tellers”) for the Meeting. The tellers will count the total number of votes cast “FOR” approval of the Reorganization for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by the proxy cards that reflect abstentions and “broker non-votes” as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposal. “Broker non-votes” are proxies for shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adjournments

In the event that sufficient votes to approve a proposal are not received, a person named as proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by a majority of the shares represented at the Meeting, either in person or by proxy. For purposes of calculating a vote to adjourn the Meeting, “broker non-votes” will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. In addition, shares represented by properly executed proxy cards that constitute abstentions will have the effect of a vote against any such adjournment. In the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned, except if the adjournment is for more than 60 days from the date set for the original meeting or a new record date is fixed for the adjourned meeting.

Shareholder Proposals

You may request inclusion in the JPMorgan Fund’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The JPMorgan Funds are not required to hold regular meetings of shareholders, and in order to minimize costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of the Fund’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date, Outstanding Shares and Interests of Certain Persons

Only shareholders of record of the Acquired Funds at the close of business on the Record Date are entitled to receive notice of, and to vote at, their respective Meeting and at any postponement or adjournment thereof. Please see Appendix F for information pertaining to the outstanding shares and interests of certain persons in the Acquired Funds.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the JPMorgan Funds will be passed upon by Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900, Washington, D.C. 20005-3948, or other suitable counsel. Also, please see Appendix A for information on legal proceedings.

THE BOARD OF THE JPMORGAN TRUST I, INCLUDING THE NON-INTERESTED TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE TRUST I ACQUIRED FUNDS APPROVE THE REORGANIZATION AGREEMENT.

THE BOARD OF THE JPMORGAN TRUST II, INCLUDING THE NON-INTERESTED TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE TRUST II ACQUIRED FUNDS APPROVE THE REORGANIZATION AGREEMENT.

APPENDIX A
LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMORGAN TRUST II FUNDS
AND FORMER ONE GROUP MUTUAL FUNDS

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), JPMDS, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The foregoing speaks only as of the date of this Proxy Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the Acquiring Fund.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates for Reduced Rate Funds or management fees for non-Reduced Rate Funds, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIA that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates, if applicable, or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIA and/or its affiliates, as applicable.

The table below shows the ratios for Class A, Class B, Class C, Select Class, Institutional Class, and Ultra Shares (as applicable) of the Acquiring Funds offered in this prospectus subject to the Non-Reduced Rate. The expenses in the following table are shown on a pro forma basis as of July 1, 2009 as if the Reorganizations are approved and completed.

NON-REDUCED RATE FUND

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Plus Bond Fund	A	0.76%	0.97%
	B	1.41%	1.47%
	C	1.41%	1.47%
	Select	0.66%	0.72%
	Institutional*	0.50%	0.57%
	Ultra	0.41%	0.47%

JPMorgan Short Duration Bond Fund	A	0.76%	0.89%
	Select	0.56%	0.64%
	Ultra	0.31%	0.39%

JPMorgan Short-Intermediate Municipal Bond Fund	A	0.76%	0.93%
(Assuming Reorganization of only JPMorgan Tax Aware Enhanced Income Fund)	Select	0.51%	0.68%
	Institutional*	0.26%	0.53%

JPMorgan Short-Intermediate Municipal Bond Fund
(Assuming Reorganization of only JPMorgan Tax Aware Short-Intermediate Income Fund)	Select	0.52%	0.67%
	Institutional*	0.27%	0.52%

JPMorgan Short-Intermediate Municipal Bond Fund	A	0.77%	0.92%
(Proforma Combined)	Select	0.52%	0.67%
	Institutional*	0.27%	0.52%

JPMorgan Core Bond Fund	A	0.76%	0.99%
	B	1.41%	1.49%
	C	1.41%	1.49%
	Select	0.59%	0.74%
	Ultra	0.41%	0.49%

NON-REDUCED RATE FUND

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Intermediate Tax Free Bond Fund	A	0.76%	0.94%
(Assuming Reorganization of only JPMorgan Kentucky Municipal Bond Fund)	B	1.44%	1.44%
	Select	0.60%	0.69%

JPMorgan Intermediate Tax Free Bond Fund	A	0.76%	0.94%
(Assuming Reorganization of only JPMorgan Louisiana Municipal Bond Fund)	B	1.44%	1.44%
	Select	0.60%	0.69%

JPMorgan Intermediate Tax Free Bond Fund	A	0.76%	0.94%
(Assuming Reorganization of only JPMorgan West Virginia Municipal Bond Fund)	B	1.44%	1.44%
	Select	0.60%	0.69%

JPMorgan Intermediate Tax Free Bond Fund	A	0.76%	0.94%
(Assuming Reorganization of all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund)	B	1.44%	1.44%
	Select	0.60%	0.69%

*	If the Reorganizations are approved, an Institutional Class will be added to the JPMorgan Core Plus Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund to accommodate the Reorganizations.

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of a Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/09, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted;

•	There is no sales charge (load) on reinvested dividends; and

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIA and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

Non-Reduced Rate Funds

JPMorgan Core Plus Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%	$144	5.00%	3.59%	3.59%
June 30, 2011	99	6.12	4.37	4.03	155	10.25	7.25	3.53
June 30, 2012	103	11.42	8.58	4.03	160	15.76	11.03	3.53
June 30, 2013	107	16.99	12.96	4.03	166	21.55	14.95	3.53
June 30, 2014	112	22.84	17.51	4.03	172	27.63	19.01	3.53
June 30, 2015	116	28.98	22.24	4.03	178	34.01	23.21	3.53
June 30, 2016	121	35.43	27.17	4.03	184	40.71	27.56	3.53
June 30, 2017	126	42.21	32.30	4.03	191	47.75	32.06	3.53
June 30, 2018	131	49.32	37.63	4.03	198	55.13	36.72	3.53
June 30, 2019	136	56.78	43.17	4.03	205	62.89	41.55	3.53

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$244	4.00%	2.59%	2.59%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$144	$644	5.00%	0.00%	3.59%	–1.41%	3.59%	–1.41%
June 30, 2011	155	555	10.25	6.25	7.25	3.25	3.53	–0.33
June 30, 2012	160	460	15.76	12.76	11.03	8.03	3.53	0.73
June 30, 2013	166	466	21.55	18.55	14.95	11.95	3.53	0.83
June 30, 2014	172	372	27.63	25.63	19.01	17.01	3.53	1.79
June 30, 2015	178	278	34.01	33.01	23.21	22.21	3.53	2.69
June 30, 2016	184	184	40.71	40.71	27.56	27.56	3.53	3.53
June 30, 2017	191	191	47.75	47.75	32.06	32.06	3.53	3.53
June 30, 2018	131	131	55.13	55.13	37.39	37.39	4.03	4.03
June 30, 2019	136	136	62.89	62.89	42.92	42.92	4.03	4.03

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select				Institutional
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$67	5.00%	4.34%	4.34%	$51	5.00%	4.50%	4.50%
June 30, 2011	77	10.25	8.81	4.28	61	10.25	9.13	4.43
June 30, 2012	80	15.76	13.46	4.28	64	15.76	13.96	4.43
June 30, 2013	83	21.55	18.32	4.28	66	21.55	19.01	4.43
June 30, 2014	87	27.63	23.38	4.28	69	27.63	24.28	4.43
June 30, 2015	91	34.01	28.66	4.28	72	34.01	29.79	4.43
June 30, 2016	95	40.71	34.17	4.28	76	40.71	35.54	4.43
June 30, 2017	99	47.75	39.91	4.28	79	47.75	41.54	4.43
June 30, 2018	103	55.13	45.90	4.28	82	55.13	47.82	4.43
June 30, 2019	107	62.89	52.15	4.28	86	62.89	54.36	4.43

	Ultra
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$42	5.00%	4.59%	4.59%
June 30, 2011	50	10.25	9.33	4.53
June 30, 2012	53	15.76	14.28	4.53
June 30, 2013	55	21.55	19.46	4.53
June 30, 2014	57	27.63	24.87	4.53
June 30, 2015	60	34.01	30.53	4.53
June 30, 2016	63	40.71	36.44	4.53
June 30, 2017	66	47.75	42.62	4.53
June 30, 2018	69	55.13	49.08	4.53
June 30, 2019	72	62.89	55.83	4.53

JPMorgan Short Duration Bond Fund

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$301	2.64%	1.89%	1.89%
June 30, 2011	93	7.77	6.08	4.11
June 30, 2012	96	13.16	10.44	4.11
June 30, 2013	100	18.82	14.98	4.11
June 30, 2014	104	24.76	19.71	4.11
June 30, 2015	109	30.99	24.63	4.11
June 30, 2016	113	37.54	29.75	4.11
June 30, 2017	118	44.42	35.08	4.11
June 30, 2018	123	51.64	40.63	4.11
June 30, 2019	128	59.22	46.41	4.11

	Select				Ultra
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$57	5.00%	4.44%	4.44%	$32	5.00%	4.69%	4.69%
June 30, 2011	68	10.25	8.99	4.36	42	10.25	9.52	4.61
June 30, 2012	71	15.76	13.75	4.36	44	15.76	14.56	4.61
June 30, 2013	74	21.55	18.71	4.36	46	21.55	19.85	4.61
June 30, 2014	78	27.63	23.88	4.36	48	27.63	25.37	4.61
June 30, 2015	81	34.01	29.28	4.36	50	34.01	31.15	4.61
June 30, 2016	85	40.71	34.92	4.36	52	40.71	37.20	4.61
June 30, 2017	88	47.75	40.80	4.36	55	47.75	43.52	4.61
June 30, 2018	92	55.13	46.94	4.36	57	55.13	50.14	4.61
June 30, 2019	96	62.89	53.35	4.36	60	62.89	57.06	4.61

JPMorgan Short-Intermediate Municipal Bond Fund*
(assuming Reorganization of only JPMorgan Tax Aware Enhanced Income Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$301	2.64%	1.89%	1.89%
June 30, 2011	97	7.77	6.04	4.07
June 30, 2012	101	13.16	10.36	4.07
June 30, 2013	105	18.82	14.85	4.07
June 30, 2014	109	24.76	19.52	4.07
June 30, 2015	113	30.99	24.39	4.07
June 30, 2016	118	37.54	29.45	4.07
June 30, 2017	123	44.42	34.72	4.07
June 30, 2018	128	51.64	40.20	4.07
June 30, 2019	133	59.22	45.91	4.07

	Select				Institutional
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$52	5.00%	4.49%	4.49%	$27	5.00%	4.74%	4.74%
June 30, 2011	73	10.25	9.00	4.32	57	10.25	9.42	4.47
June 30, 2012	76	15.76	13.71	4.32	59	15.76	14.31	4.47
June 30, 2013	79	21.55	18.63	4.32	62	21.55	19.42	4.47
June 30, 2014	82	27.63	23.75	4.32	65	27.63	24.76	4.47
June 30, 2015	86	34.01	29.10	4.32	68	34.01	30.34	4.47
June 30, 2016	90	40.71	34.67	4.32	71	40.71	36.16	4.47
June 30, 2017	94	47.75	40.49	4.32	74	47.75	42.25	4.47
June 30, 2018	98	55.13	46.56	4.32	77	55.13	48.61	4.47
June 30, 2019	102	62.89	52.89	4.32	81	62.89	55.25	4.47

*	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

JPMorgan Short-Intermediate Municipal Bond Fund*
(assuming Reorganization of only JPMorgan Tax Aware Short-Intermediate Income Fund)

	Select				Institutional
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$53	5.00%	4.48%	4.48%	$28	5.00%	4.73%	4.73%
June 30, 2011	72	10.25	9.00	4.33	56	10.25	9.42	4.48
June 30, 2012	75	15.76	13.72	4.33	58	15.76	14.32	4.48
June 30, 2013	78	21.55	18.65	4.33	61	21.55	19.45	4.48
June 30, 2014	81	27.63	23.79	4.33	64	27.63	24.80	4.48
June 30, 2015	85	34.01	29.15	4.33	66	34.01	30.39	4.48
June 30, 2016	88	40.71	34.74	4.33	69	40.71	36.23	4.48
June 30, 2017	92	47.75	40.57	4.33	72	47.75	42.33	4.48
June 30, 2018	96	55.13	46.66	4.33	76	55.13	48.71	4.48
June 30, 2019	100	62.89	53.01	4.33	79	62.89	55.37	4.48

*	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

JPMorgan Short-Intermediate Municipal Bond Fund* (Proforma Combined Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$302	2.64%	1.88%	1.88%
June 30, 2011	96	7.77	6.04	4.08
June 30, 2012	100	13.16	10.37	4.08
June 30, 2013	104	18.82	14.87	4.08
June 30, 2014	108	24.76	19.56	4.08
June 30, 2015	112	30.99	24.44	4.08
June 30, 2016	117	37.54	29.51	4.08
June 30, 2017	122	44.42	34.80	4.08
June 30, 2018	127	51.64	40.30	4.08
June 30, 2019	132	59.22	46.02	4.08

	Select				Institutional
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$53	5.00%	4.48%	4.48%	$28	5.00%	4.73%	4.73%
June 30, 2011	72	10.25	9.00	4.33	56	10.25	9.42	4.48
June 30, 2012	75	15.76	13.72	4.33	58	15.76	14.32	4.48
June 30, 2013	78	21.55	18.65	4.33	61	21.55	19.45	4.48
June 30, 2014	81	27.63	23.79	4.33	64	27.63	24.80	4.48
June 30, 2015	85	34.01	29.15	4.33	66	34.01	30.39	4.48
June 30, 2016	88	40.71	34.74	4.33	69	40.71	36.23	4.48
June 30, 2017	92	47.75	40.57	4.33	72	47.75	42.33	4.48
June 30, 2018	96	55.13	46.66	4.33	76	55.13	48.71	4.48
June 30, 2019	100	62.89	53.01	4.33	79	62.89	55.37	4.48

*	Known as the JPMorgan Short Term Municipal Bond Fund prior to April 30, 2009.

JPMorgan Core Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%	$144	5.00%	3.59%	3.59%
June 30, 2011	101	6.12	4.35	4.01	157	10.25	7.23	3.51
June 30, 2012	105	11.42	8.54	4.01	163	15.76	10.99	3.51
June 30, 2013	110	16.99	12.89	4.01	168	21.55	14.89	3.51
June 30, 2014	114	22.84	17.42	4.01	174	27.63	18.92	3.51
June 30, 2015	119	28.98	22.13	4.01	180	34.01	23.09	3.51
June 30, 2016	123	35.43	27.02	4.01	187	40.71	27.41	3.51
June 30, 2017	128	42.21	32.12	4.01	193	47.75	31.88	3.51
June 30, 2018	133	49.32	37.42	4.01	200	55.13	36.51	3.51
June 30, 2019	139	56.78	42.93	4.01	207	62.89	41.31	3.51

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$244	4.00%	2.59%	2.59%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$144	$644	5.00%	0.00%	3.59%	–1.41%	3.59%	–1.41%
June 30, 2011	157	557	10.25	6.25	7.23	3.23	3.51	–0.35
June 30, 2012	163	463	15.76	12.76	10.99	7.99	3.51	0.71
June 30, 2013	168	478	21.55	18.55	14.89	11.89	3.51	0.81
June 30, 2014	174	374	27.63	25.63	18.92	16.92	3.51	1.77
June 30, 2015	180	280	34.01	33.01	23.09	22.09	3.51	2.67
June 30, 2016	187	187	40.71	40.71	27.41	27.41	3.51	3.51
June 30, 2017	193	193	47.75	47.75	31.88	31.88	3.51	3.51
June 30, 2018	133	133	55.13	55.13	37.17	37.17	4.01	4.01
June 30, 2019	139	139	62.89	62.89	42.67	42.67	4.01	4.01

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select				Ultra
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$60	5.00%	4.41%	4.41%	$42	5.00%	4.59%	4.59%
June 30, 2011	79	10.25	8.86	4.26	52	10.25	9.31	4.51
June 30, 2012	82	15.76	13.50	4.26	55	15.76	14.24	4.51
June 30, 2013	86	21.55	18.33	4.26	57	21.55	19.39	4.51
June 30, 2014	89	27.63	23.37	4.26	60	27.63	24.77	4.51
June 30, 2015	93	34.01	28.63	4.26	63	34.01	30.40	4.51
June 30, 2016	97	40.71	34.11	4.26	65	40.71	36.28	4.51
June 30, 2017	101	47.75	39.82	4.26	68	47.75	42.43	4.51
June 30, 2018	106	55.13	45.78	4.26	71	55.13	48.85	4.51
June 30, 2019	110	62.89	51.99	4.26	75	62.89	55.56	4.51

JPMorgan Intermediate Tax Free Bond Fund
(assuming Reorganization of only JPMorgan Kentucky Municipal Bond Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%
June 30, 2011	96	6.12	4.40	4.06
June 30, 2012	100	11.42	8.64	4.06
June 30, 2013	104	16.99	13.05	4.06
June 30, 2014	108	22.84	17.64	4.06
June 30, 2015	113	28.98	22.42	4.06
June 30, 2016	117	35.43	27.39	4.06
June 30, 2017	122	42.21	32.56	4.06
June 30, 2018	127	49.32	37.94	4.06
June 30, 2019	132	56.78	43.55	4.06

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$147	$647	5.00%	0.00%	3.56%	–1.44%	3.56%	–1.44%
June 30, 2011	152	552	10.25	6.25	7.25	3.25	3.56	–0.30
June 30, 2012	157	457	15.76	12.76	11.06	8.08	3.56	0.76
June 30, 2013	163	463	21.55	18.55	15.02	12.02	3.56	0.86
June 30, 2014	169	369	27.63	25.63	19.11	17.11	3.56	1.82
June 30, 2015	175	275	34.01	33.01	23.35	22.35	3.56	2.72
June 30, 2016	181	181	40.71	40.71	27.75	27.75	3.56	3.56
June 30, 2017	187	187	47.75	47.75	32.29	32.29	3.56	3.56
June 30, 2018	127	127	55.13	55.13	37.66	37.66	4.06	4.06
June 30, 2019	132	132	62.89	62.89	43.25	43.25	4.06	4.06

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$61	5.00%	4.40%	4.40%
June 30, 2011	74	10.25	8.90	4.31
June 30, 2012	77	15.76	13.59	4.31
June 30, 2013	80	21.55	18.49	4.31
June 30, 2014	84	27.63	23.60	4.31
June 30, 2015	87	34.01	28.92	4.31
June 30, 2016	91	40.71	34.48	4.31
June 30, 2017	95	47.75	40.28	4.31
June 30, 2018	99	55.13	46.32	4.31
June 30, 2019	103	62.89	52.63	4.31

JPMorgan Intermediate Tax Free Bond Fund
(assuming Reorganization of only JPMorgan Louisiana Municipal Bond Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%
June 30, 2011	96	6.12	4.40	4.06
June 30, 2012	100	11.42	8.64	4.06
June 30, 2013	104	16.99	13.05	4.06
June 30, 2014	108	22.84	17.64	4.06
June 30, 2015	113	28.98	22.42	4.06
June 30, 2016	117	35.43	27.39	4.06
June 30, 2017	122	42.21	32.56	4.06
June 30, 2018	127	49.32	37.94	4.06
June 30, 2019	132	56.78	43.55	4.06

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$147	$647	5.00%	0.00%	3.56%	–1.44%	3.56%	–1.44%
June 30, 2011	152	552	10.25	6.25	7.25	3.25	3.56	–0.30
June 30, 2012	157	457	15.76	12.76	11.06	8.08	3.56	0.76
June 30, 2013	163	463	21.55	18.55	15.02	12.02	3.56	0.86
June 30, 2014	169	369	27.63	25.63	19.11	17.11	3.56	1.82
June 30, 2015	175	275	34.01	33.01	23.35	22.35	3.56	2.72
June 30, 2016	181	181	40.71	40.71	27.75	27.75	3.56	3.56
June 30, 2017	187	187	47.75	47.75	32.29	32.29	3.56	3.56
June 30, 2018	127	127	55.13	55.13	37.66	37.66	4.06	4.06
June 30, 2019	132	132	62.89	62.89	43.25	43.25	4.06	4.06

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$61	5.00%	4.40%	4.40%
June 30, 2011	74	10.25	8.90	4.31
June 30, 2012	77	15.76	13.59	4.31
June 30, 2013	80	21.55	18.49	4.31
June 30, 2014	84	27.63	23.60	4.31
June 30, 2015	87	34.01	28.92	4.31
June 30, 2016	91	40.71	34.48	4.31
June 30, 2017	95	47.75	40.28	4.31
June 30, 2018	99	55.13	46.32	4.31
June 30, 2019	103	62.89	52.63	4.31

JPMorgan Intermediate Tax Free Bond Fund
(assuming Reorganization of only JPMorgan West Virginia Municipal Bond Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%
June 30, 2011	96	6.12	4.40	4.06
June 30, 2012	100	11.42	8.64	4.06
June 30, 2013	104	16.99	13.05	4.06
June 30, 2014	108	22.84	17.64	4.06
June 30, 2015	113	28.98	22.42	4.06
June 30, 2016	117	35.43	27.39	4.06
June 30, 2017	122	42.21	32.56	4.06
June 30, 2018	127	49.32	37.94	4.06
June 30, 2019	132	56.78	43.55	4.06

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$147	$647	5.00%	0.00%	3.56%	–1.44%	3.56%	–1.44%
June 30, 2011	152	552	10.25	6.25	7.25	3.25	3.56	–0.30
June 30, 2012	157	457	15.76	12.76	11.06	8.08	3.56	0.76
June 30, 2013	163	463	21.55	18.55	15.02	12.02	3.56	0.86
June 30, 2014	169	369	27.63	25.63	19.11	17.11	3.56	1.82
June 30, 2015	175	275	34.01	33.01	23.35	22.35	3.56	2.72
June 30, 2016	181	181	40.71	40.71	27.75	27.75	3.56	3.56
June 30, 2017	187	187	47.75	47.75	32.29	32.29	3.56	3.56
June 30, 2018	127	127	55.13	55.13	37.66	37.66	4.06	4.06
June 30, 2019	132	132	62.89	62.89	43.25	43.25	4.06	4.06

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$61	5.00%	4.40%	4.40%
June 30, 2011	74	10.25	8.90	4.31
June 30, 2012	77	15.76	13.59	4.31
June 30, 2013	80	21.55	18.49	4.31
June 30, 2014	84	27.63	23.60	4.31
June 30, 2015	87	34.01	28.92	4.31
June 30, 2016	91	40.71	34.48	4.31
June 30, 2017	95	47.75	40.28	4.31
June 30, 2018	99	55.13	46.32	4.31
June 30, 2019	103	62.89	52.63	4.31

JPMorgan Intermediate Tax Free Bond Fund (assuming Reorganization of all of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund)

	Class A
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$450	1.06%	0.33%	0.33%
June 30, 2011	96	6.12	4.40	4.06
June 30, 2012	100	11.42	8.64	4.06
June 30, 2013	104	16.99	13.05	4.06
June 30, 2014	108	22.84	17.64	4.06
June 30, 2015	113	28.98	22.42	4.06
June 30, 2016	117	35.43	27.39	4.06
June 30, 2017	122	42.21	32.56	4.06
June 30, 2018	127	49.32	37.94	4.06
June 30, 2019	132	56.78	43.55	4.06

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2010	$147	$647	5.00%	0.00%	3.56%	–1.44%	3.56%	–1.44%
June 30, 2011	152	552	10.25	6.25	7.25	3.25	3.56	–0.30
June 30, 2012	157	457	15.76	12.76	11.06	8.08	3.56	0.76
June 30, 2013	163	463	21.55	18.55	15.02	12.02	3.56	0.86
June 30, 2014	169	369	27.63	25.63	19.11	17.11	3.56	1.82
June 30, 2015	175	275	34.01	33.01	23.35	22.35	3.56	2.72
June 30, 2016	181	181	40.71	40.71	27.75	27.75	3.56	3.56
June 30, 2017	187	187	47.75	47.75	32.29	32.29	3.56	3.56
June 30, 2018	127	127	55.13	55.13	37.66	37.66	4.06	4.06
June 30, 2019	132	132	62.89	62.89	43.25	43.25	4.06	4.06

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2010	$61	5.00%	4.40%	4.40%
June 30, 2011	74	10.25	8.90	4.31
June 30, 2012	77	15.76	13.59	4.31
June 30, 2013	80	21.55	18.49	4.31
June 30, 2014	84	27.63	23.60	4.31
June 30, 2015	87	34.01	28.92	4.31
June 30, 2016	91	40.71	34.48	4.31
June 30, 2017	95	47.75	40.28	4.31
June 30, 2018	99	55.13	46.32	4.31
June 30, 2019	103	62.89	52.63	4.31

APPENDIX B

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the JPMorgan Trust I and JPMorgan Trust II, Delaware statutory trusts. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF REORGANIZATION AGREEMENT AMONG JPMORGAN TRUST I FUNDS AND
JPMORGAN TRUST II FUNDS

JPMORGAN TRUST I
JPMORGAN TRUST II

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this day of ___, ________, 2009, by and between JPMorgan Trust I, a Delaware statutory trust (“Trust I”), on behalf of the Trust I Acquiring Fund (as defined in the table below) and the Trust I Acquired Funds (as defined in the table below) and JPMorgan Trust II, a Delaware statutory trust (“Trust II,” together with Trust I, a “Trust” or the “Trusts”), on behalf of the Trust II Acquiring Funds (as defined in the table below) and the Trust II Acquired Funds (as defined in the table below).

Each of the Trust I Acquired Funds and Trust II Acquired Funds listed below is an “Acquired Fund” and together they are the “Acquired Funds”
Each a “Trust I Acquired Fund,” and collectively the “Trust I Acquired Funds”	Each a “Trust II Acquired Fund” and collectively the “Trust II Acquired Funds”
JPMorgan Bond Fund	JPMorgan Intermediate Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Kentucky Municipal Bond Fund
JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Louisiana Municipal Bond Fund
JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan West Virginia Municipal Bond Fund

Each of the Trust I Acquiring Fund and Trust II Acquiring Funds listed below is an “Acquiring Fund” and together they are the “Acquiring Funds”
The “Trust I Acquiring Fund”	Each a “Trust II Acquiring Fund” and collectively the “Trust II Acquiring Funds”
JPMorgan Intermediate Tax Free Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Core Bond Fund

WHEREAS, each of the Acquired Funds and the Acquiring Funds is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of each Acquired Fund to the respective Acquiring Fund in exchange solely for shares of beneficial interest of such Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the respective Acquired Fund and (3) the distribution of the Acquiring Fund Shares to the Shareholders of each Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganizations”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Trustees of Trust I and Trust II have determined, with respect to each Trust I Acquiring Fund and Trust II Acquiring Fund, respectively, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the respective Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of such Acquired Fund by the Acquiring Fund is in the best interests of each Acquiring Fund, and that the interests of the existing Shareholders of the Acquiring Funds would not be diluted as a result of these transactions; and

WHEREAS, the Trustees of Trust I and Trust II have determined, with respect to each Trust I Acquired Fund and Trust II Acquired Fund, respectively, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the respective Acquiring Fund is in the best interests of each Acquired Fund and that the interests of the existing Shareholders of the Acquired Funds would not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATIONS

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Trust I and Trust II, on behalf of each of their respective Acquired Funds, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the respective Acquiring Fund, and Trust I and Trust II, on behalf of each of their respective Acquiring Funds, agrees in exchange therefor (a) to deliver to the respective Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund of the respective class (the “Merger Shares”) set forth on Schedule B having an aggregate net asset value equal to the value of the properties and assets of the Acquired Fund attributable to the shares of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund attributable to those shares of the Acquired Fund as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2), and (b) to assume all liabilities of the respective Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The property and assets of Trust I and Trust II attributable to each of their respective Acquired Funds, and to be sold, assigned, conveyed, transferred and delivered to and acquired by Trust I and Trust II, on behalf of each of the corresponding Acquiring Funds, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by an Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). Each Acquired Fund will sell, assign, convey, transfer and deliver to the respective Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 Each Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. Trust I and Trust II, on behalf of each of their respective Acquiring Funds, shall assume all of the liabilities of the respective Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, Trust I and Trust II shall take such actions necessary to complete the liquidation of each of their respective Acquired Funds. To complete the liquidation, Trust I and Trust II, on behalf of each of their respective Acquired Funds, shall (a) distribute to its Shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by Trust I and Trust II, on behalf of their respective Acquired Funds, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of such Acquired Fund on the books of the respective Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the applicable

Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of each Acquired Fund. The Acquiring Funds shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the respective Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7 The consummation of the transactions provided for in this Agreement with respect to an Acquired Fund and the respective Acquiring Fund is not contingent upon the consummation of the transactions provided for in this Agreement as to any other Acquired Fund(s) and Acquiring Fund(s).

2.	VALUATION

2.1 The value of the Assets of each Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 pm New York time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the respective Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of each Acquiring Fund’s Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Board of Trustees of Trust I and Trust II, as applicable.

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to each Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be June 26, 2009, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., New York time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 Trust I and Trust II shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for each Acquired Fund (“Acquired Fund Custodian”), to deliver to Trust I or Trust II, on behalf of each of the respective Acquiring Funds, at the Closing, a certificate of an authorized officer stating that (i) the Assets of each Acquired Fund have been delivered in proper form to the respective Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for each Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the respective Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of each Acquired Fund deposited with such depositories. The cash to be transferred by each Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 Trust I and Trust II shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to Trust I and Trust II, on behalf of the respective Acquiring Funds at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. Each Acquiring Fund shall deliver to the Secretary of the respective Acquired

Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to such Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of any Acquiring Fund or any Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Acquired Fund or any Acquiring Fund is impracticable (in the judgment of the Board of Trustees of Trust I with respect to either the Trust I Acquiring Fund or Trust I Acquired Funds and the Board of Trustees of Trust II with respect to either the Trust II Acquiring Funds or Trust II Acquired Funds), the Closing Date shall be postponed with respect to such Acquired Fund or Acquiring Fund until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to Trust I and Trust II in Schedule 4.1 to this Agreement, each of Trust I and Trust II, on behalf of each of their respective Acquired Funds and in their individual capacity solely with respect to their Trust, represents and warrants as follows:

(a)  Each Trust I Acquired Fund is duly established as a series of Trust I, and each Trust II Acquired Fund is duly established as a series of Trust II, each of which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust, as amended (collectively, the “Charter”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Each of Trust I and Trust II is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Each of Trust I and Trust II has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b)  Each of Trust I and Trust II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“ 1933 Act”), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott Rodino Act.

(d)  The current prospectus and statement of additional information of each Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  On the Closing Date, Trust I and Trust II, on behalf of each of their respective Acquired Funds, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, Trust I and Trust II, on behalf of the respective Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)  Each Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of Trust I and Trust II, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust I and Trust II, on behalf of each of their respective Acquired Funds, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Trust I and Trust II, on behalf of each of their respective Acquired Funds, is a party or by which it is bound.

(g)  All material contracts or other commitments of each Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the respective Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Trust I’s or to Trust II’s knowledge, threatened against Trust I or Trust II, with respect to any Trust I Acquired Fund or Trust II Acquired Fund, as applicable, or any of such Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Each of Trust I and Trust II, on behalf of each of their respective Acquired Funds, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of each Acquired Fund for the fiscal year ended February 28, 2009 (for JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund, for the fiscal year ended October 31, 2008) have been audited by [                                            ], Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Schedule of Investments for the six months ended April 30, 2009, for JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund (true and correct copies of which have been furnished to Trust I and Trust II, on behalf of their respective Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of each such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)  Since February 28, 2009 (and for JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund, since April 30, 2009), there has not been any material adverse change in each Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by each such Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by an Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of an Acquired Fund shall not constitute a material adverse change.

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Trust I and Trust II’s knowledge, as applicable, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), each Acquired Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, each Acquired Fund has distributed or, with respect to its taxable year most recently ended and its taxable year ending on the Closing Date, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(m)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Trust I and Trust II, on behalf of their respective Acquired Funds, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. Each Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the respective Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board of Trustees of Trust I and Trust II, and by the approval of each Acquired Fund’s Shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Trust I and Trust II, on behalf of each of their respective Acquired Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The combined proxy statement and prospectus (“Proxy Statement/Prospectus”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to each Acquired Fund, Trust I and Trust II, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Funds for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to Trust I and Trust II in Schedule 4.2 to this Agreement, each of Trust I and Trust II, on behalf of each of their respective Acquiring Funds and in their individual capacity solely with respect to their Trust, represents and warrants as follows:

(a)  Each Trust I Acquiring Fund is duly established as a series of Trust I and each Trust II Acquiring Fund is duly established as a series of Trust II, each of which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Each of Trust I and Trust II is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Each of Trust I and Trust II has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b)  Each of Trust I and Trust II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of each Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  Each Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or bylaws of Trust I and Trust II, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust I and Trust II, on behalf of each of their respective Acquiring Funds, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Trust I and Trust II, on behalf of each of their respective Acquiring Funds, is a party or by which it is bound.

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Trust I’s or to Trust II’s knowledge, threatened against Trust I or Trust II, with respect to any Trust I Acquiring Fund or Trust II Acquiring Fund, as applicable, or any of such Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, Trust I and Trust II, on behalf of each of their respective Acquiring Funds, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at February 28, 2009, have been audited by [______], Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to Trust I and Trust II, on behalf of their respective Acquired Funds) present fairly, in all material respects, the financial condition of each Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of each such Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)  Since February 28, 2009, there has not been any material adverse change in each Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by each such Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment restrictions. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Trust I’s and of Trust II’s knowledge, as applicable, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation, each Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, each Acquiring Fund has distributed or, with respect to its taxable year most recently ended, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(k)  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Trust I and Trust II, on behalf of their respective Acquiring Funds, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Funds, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by Trust I and Trust II, on behalf of their respective Acquiring Funds.

(l)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of Trust I, on behalf of the Trust I Acquiring Fund, and the Board of Trustees of Trust II, on behalf of the Trust II Acquiring Funds, and this Agreement constitutes a valid and binding obligation of Trust I and Trust II, on behalf of each of their respective Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)  The Proxy Statement/Prospectus to be included in the Registration Statement, insofar as it relates to each Acquiring Fund, Trust I, Trust II and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Funds for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

Trust I, on behalf of each Trust I Acquired Fund and the Trust I Acquiring Fund, and Trust II, on behalf of each Trust II Acquired Fund and each Trust II Acquiring Fund, respectively, hereby further covenant as follows:

5.1 Each Acquired Fund and the respective Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 Trust I and Trust II will call a meeting of the Shareholders of each Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 Each Acquired Fund will assist the respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, each Acquiring Fund and each Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 Trust I and Trust II, on behalf of their respective Acquiring Funds, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganizations (“Registration Statement”). Each Acquired Fund will provide to the respective Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 Each of the Acquiring Funds and each of the Acquired Funds covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Trust I and Trust II, on behalf of each of their respective Acquired Funds, each covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Trust I and Trust II, on behalf of each of their respective Acquiring Funds, may reasonably deem necessary or desirable in order to vest in and confirm (a) each Trust’s, on behalf of its respective Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) each Trust’s, on behalf of its respective Acquiring Funds, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 Each Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of Trust I and Trust II, on behalf of each of their respective Acquired Funds, to consummate the transactions provided for herein shall be subject, at their own election, to the performance by Trust I and Trust II, on behalf of each of their respective Acquiring Funds, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of Trust I and Trust II, on behalf of each of their respective Acquiring Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 Trust I and Trust II, on behalf of each of their respective Acquiring Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust I and Trust II, on behalf of each of their respective Acquiring Funds, on or before the Closing Date.

6.3 Trust I and Trust II, on behalf of each of their respective Acquiring Funds, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as Trust I and Trust II, on behalf of each of their respective Acquired Funds, may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust I and Trust II, on behalf of each of their respective Acquired Funds, have title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Trust I’s and Trust II’s, on behalf of each of their respective Acquiring Funds, assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 Trust I and Trust II, on behalf of each of their respective Acquiring Funds, shall have delivered to the corresponding Acquired Fund a certificate executed in the name of Trust I and Trust II, on behalf of each of their respective Acquiring Funds, by the President or Vice President and the Treasurer or Assistant Treasurer of Trust I and Trust II, in a form reasonably satisfactory to Trust I and Trust II, on behalf of the corresponding Acquired Funds, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Trust I and Trust II shall reasonably request.

6.5 Each Acquired Fund and the respective Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of Trust I and Trust II, on behalf of each of their respective Acquiring Funds, to consummate the transactions provided for herein shall be subject, at the election of Trust I and Trust II , to the performance by Trust I and Trust II, on behalf of each of their respective Acquired Funds, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of Trust I and Trust II, on behalf of each of their respective Acquired Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Trust I and Trust II, on behalf of each of their respective Acquired Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust I and Trust II, on behalf of such Acquired Fund, on or before the Closing Date.

7.3 Trust I and Trust II, on behalf of each of their respective Acquired Funds, shall have delivered to the respective Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Trust I and Trust II, on behalf of their respective Acquired Funds. Trust I and Trust II shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as Trust I and Trust II, on behalf of their respective Acquiring Funds may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust I’s and Trust II s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Trust I’s and Trust II’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 Trust I and Trust II, on behalf of each of their respective Acquired Funds, shall have delivered to the corresponding Acquiring Funds, a certificate executed in the name of Trust I or Trust II, on behalf of each of their respective Acquired Funds, by the President or Vice President and the Treasurer or Assistant Treasurer of Trust I or Trust II, respectively, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as Trust I and Trust II, on behalf of their respective Acquiring Funds, shall reasonably request.

7.5 Each Acquired Fund and the respective Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Trust I or Trust II, on behalf of each of an Acquired Fund or an Acquiring Fund, as applicable, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement as to such Acquired Fund and Acquiring Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund with respect to each Acquired Fund in accordance with the provision of the Charter and by-laws of Trust I and Trust II, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither Trust I or Trust II may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to Trust I’s or to Trust II’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by Trust I and Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or any Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 With respect to each Reorganization, the parties shall have received an opinion of Ropes & Gray LLP (or other suitable counsel) dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and Acquired Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; (iv) under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund in liquidation; (vi) under Section 354 of the Code, the shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares; (vii) under

Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (viii) under Section 1223(1) of the Code, the holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder. Ropes & Gray LLP (or other suitable counsel) will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Ropes & Gray LLP’s (or other suitable counsel’s) opinion. Notwithstanding anything herein to the contrary, neither Trust I nor Trust II may waive the conditions set forth in this paragraph 8.5.

8.6 Trust I and Trust II shall have received the opinion of Ropes & Gray LLP (or other suitable counsel) dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to Trust I and Trust II, on behalf of their respective Acquiring Funds and Acquired Funds) substantially to the effect that, based upon certain facts and certifications made by Trust I and Trust II, on behalf of each of their respective Acquiring Funds and Acquired Funds, and their authorized officers, (a) each of Trust I and Trust II is a duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquiring Fund and Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of Trust I and Trust II; (b) each Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquired Fund by the Acquiring Trust, on behalf of their respective Acquiring Fund, of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; (c) each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquiring Fund by the Acquired Trust, on behalf of the respective Acquired Fund, of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such assets to the respective Acquiring Fund; (d) this Agreement has been duly authorized, executed and delivered on behalf of each Acquiring Fund and Acquired Fund and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws, constitutes the valid and binding obligation of each Acquiring Fund and Acquired Fund, enforceable against the Acquiring Fund and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (e) the Acquiring Fund Shares to be issued for transfer to each Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by each Acquiring Fund against delivery of all of the assets of the respective Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the applicable Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (f) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or bylaws of Trust I and Trust II or result in a violation of the terms and provision of the agreements to which Trust I and Trust II or an Acquiring Fund or an Acquired Fund is a party or by which either Trust I and Trust II or an Acquiring Fund or an Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental body is required for the consummation by Trust I and Trust II and each Acquiring Fund or Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (g) to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to Trust I and Trust II or any Acquiring Fund or Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, neither Trust I and Trust II nor any Acquiring Fund or Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, there is no legal or governmental proceeding relating to Trust I and Trust II or any Acquiring Fund or Acquired Fund pending on or before the date of mailing of the Proxy Statement or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (h) Trust I and Trust II are registered with the Commission as an investment company under the 1940 Act; and (i) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (1) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (2) no proceedings for that purpose have been instituted or threatened by the Commission.

8.7 The Assets of each Acquired Fund will include no assets which the respective Acquiring Fund, by reason of limitations contained in its Charter or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.	INDEMNIFICATION

9.1 Each Trust I Acquired Fund and Trust I Acquiring Fund, solely out of its assets and property (including any amounts paid to the corresponding Trust II Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), severally and not jointly, agrees to indemnify and hold harmless the corresponding Trust II Acquiring Fund or Trust II Acquired Fund and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the respective Trust II Acquiring Fund or Trust II Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by a Trust I Acquired Fund or Trust I Acquiring Fund, as applicable of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Trust I or its Trustees or officers prior to the Closing Date, provided that such indemnification by any Trust I Acquired Fund or Trust I Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 Each Trust II Acquiring Fund and Trust II Acquired Fund, solely out of its assets and property including (including any amounts paid to the corresponding Trust I Acquired Fund or Trust I Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), severally and not jointly, agrees to indemnify and hold harmless Trust I and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Trust I Acquired Fund or Trust I Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by a Trust II Acquiring Fund or Trust II Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Trust II or its Trustees or officers prior to the Closing Date, provided that such indemnification by any Trust II Acquiring Fund or Trust II Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKERAGE FEES AND BROKERAGE EXPENSES

10.1 Trust I and Trust II represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc., as applicable, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to its Reorganization. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a Shareholders’ meeting pursuant to paragraph 5.2. The costs of the Reorganizations will not include brokerage fees and brokerage expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 Trust I and Trust II agree that neither party has made any representation, warranty or covenant, on behalf of either an Acquiring Fund or an Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more Acquiring Funds or the respective Acquired Funds by resolution of the either the Board of Trustees of Trust I or the Board of Trustees of Trust II, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Fund(s) or the respective Acquired Fund(s), respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Trust I and Trust II.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to either Trust I or Trust II, at 245 Park Avenue, New York, NY 10167, in each case to the attention of the Trust’s secretary and with a copy to Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900, Washington, DC 20005, attn: Alan G. Priest.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 Pursuant to Rule 145 under the 1933 Act, each Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, each Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to such Acquiring Fund Shares. Each Acquired Fund shall provide the respective Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMorgan Trust I, on behalf of its series on Schedule A	JPMorgan Trust II, on behalf of its series on Schedule A
By:	By:
Name:	Name:
Title:	Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	JPMorgan Investment Advisors Inc.
By:	By:
Name:	Name:
Title:	Title:
JPMorgan Distribution Services Inc.	JPMorgan Funds Management Inc.
By:	By:
Name:	Name:
Title:	Title:

Schedule A

JPMorgan Trust I Acquired Funds	JPMorgan Trust II Acquired Funds
JPMorgan Bond Fund	JPMorgan Intermediate Bond Fund
JPMorgan Short Term Bond Fund	JPMorgan Kentucky Municipal Bond Fund
JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Louisiana Municipal Bond Fund
JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan West Virginia Municipal Bond Fund

JPMorgan Trust I Acquiring Fund	JPMorgan Trust II Acquiring Funds
JPMorgan Intermediate Tax Free Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Core Bond Fund

Schedule B

Acquired Fund		Acquiring Fund
JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Select Class	→	Select Class
Institutional Class	→	Institutional Class
Ultra	→	Ultra
JPMorgan Short Term Bond Fund		JPMorgan Short Duration Bond Fund
Class A	→	Class A
Select Class	→	Select Class
Institutional Class	→	Ultra
JPMorgan Tax Aware Enhanced Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
Class A	→	Class A
Select Class	→	Select Class
Institutional Class	→	Institutional Class
JPMorgan Tax Aware Short-Intermediate Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
Select Class	→	Select Class
Institutional Class	→	Institutional Class
JPMorgan Intermediate Bond Fund		JPMorgan Core Bond Fund
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Select Class	→	Select Class
Ultra	→	Ultra
JPMorgan Kentucky Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class

JPMorgan Louisiana Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class
JPMorgan West Virginia Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	→	Class A
Class B	→	Class B
Select Class	→	Select Class

APPENDIX C
HOW TO DO BUSINESS WITH THE ACQUIRING FUNDS

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A, Class B and Class C Shares

Class A, Class B and Class C Shares may be purchased by the general public.

Select Class Shares

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares. See “How do I open an account?” Select Class Shares may also be purchased:

•	Through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund;

•	Directly from the Fund by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates.

Institutional Class Shares

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares. See “How do I open an account?”

Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

Ultra Shares

Ultra Shares may be purchased by investors (i) whose investments in a Fund are made and directed on their behalf by investment representatives at JPMIM, JPMIA, or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account) and (ii) whose Discretionary Account’s initial investment in the Funds (other than the Bond Fund) is at least $5,000,000. The initial investment in the Bond Fund is at least $20,000,000. Ultra Shares also may be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

The JPMorgan Short Duration Bond Fund is waiving these investment minimum and eligibility requirements for Institutional Class shareholders of the JPMorgan Short Term Bond Fund who receive Ultra Shares of the JPMorgan Short Duration

Bond Fund through the Reorganization. However, these shareholders will be subject to all investment minimum and eligibility requirements for purchases of additional Ultra Shares and exchanges. Please see “Exchanging Fund Shares” below.

For Ultra Shares, accounts may be opened with the Fund’s transfer agent either directly or through a Financial Intermediary. If you have questions about eligibility, please call 1-800-480-4111.

•	Ultra Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Ultra Shares have lower annual expense ratios than Institutional Class Shares and Select Class Shares as the Ultra Shares have no ongoing shareholder service fees.

•	Each Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. New York time will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. New York time. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the JPMorgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Acquiring Fund’s respective Statement of Additional Information for a further description of these arrangements. Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity.

Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses. NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the JPMorgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the JPMorgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds.

The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the JPMorgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. New York time. On occasion, the NYSE will close before 4:00 p.m. New York time. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A, Class B and Class C Shares

Class A, Class B and Class C Shares for all Funds, except Class C Shares of the JPMorgan Short Duration Bond Fund, are subject to a $1,000 minimum investment requirement per Fund. The minimum initial investment is $10,000 for Class C Shares of the JPMorgan Short Duration Bond Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund.

You should purchase no more than $99,999 of Class B Shares. The section of this prospectus entitled “What kind of shares can I buy?” provides information that can help you choose the appropriate share class among Class A, Class B, and Class C shares.

Select Class Shares

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class shares.

Institutional Class Shares

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Ultra Shares

Ultra Shares of the Funds are subject to a $5,000,000 (the JPMorgan Bond Fund is subject to a $20,000,000 minimum investment requirement) minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For Ultra Shares, minimums are waived for 401(k) and other retirement plans administered by the Retirement Services affiliate of JPMorgan Chase Bank, N.A. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares. Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
(EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. New York time on the settlement date. You will be responsible for any expenses and losses to the Funds. If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
(EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM, JPMIA, or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares

Class A Shares of a Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class B Shares

Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

Class C Shares

Class C Shares of the JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Fund.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Select Class Shares

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund.

Institutional Class Shares

Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund.

Ultra Class Shares

Ultra Shares of the Funds may be exchanged for Ultra Shares of other JPMorgan Funds or any other class of the same Fund, subject to any investment minimum or eligibility requirements. Institutional Class shareholders of the JPMorgan Short Term Bond Fund, following their merger into the Ultra Shares of JPMorgan Short Duration Bond Fund, may exchange their Ultra Shares for Institutional Class Shares of other JPMorgan Funds or any other class of the JPMorgan Short Duration Bond Fund, subject to any investment minimum and eligibility requirements.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. For Class A, Class B and Class C Shares, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. New York time (or before the NYSE closes, if the NYSE closes before 4:00 p.m. New York time).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchange.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. New York time (or before the NYSE closes, if the NYSE closes before 4:00 p.m. New York time) will be effective at that day’s price. Your Financial Intermediary may have an earlier cutoff time for redemption orders.

A redemption order must be in good order and supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption request before 4:00 p.m. New York time (or before the NYSE closes if the NYSE closes before 4:00 p.m. New York time), you will receive the NAV per share calculated after your redemption order is received in good order, minus any applicable CDSC and/or redemption fee.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request. Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

ADDITIONAL INFORMATION REGARDING CLASS A, CLASS B, AND CLASS C SHARES

What kind of shares can I buy?

This prospectus offers Class A, Class B and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

You will not pay a sales charge at the time of purchase. However, the Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the JPMorgan Bond Fund, the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund or the JPMorgan Core Bond Fund, and a commission of 2.75% to Financial Intermediaries, who sell Class B Shares of the JPMorgan Short Duration Bond Fund.

A CDSC will apply on shares of the Funds, other than the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund, sold within six years, and on shares of the JPMorgan Short Duration Bond Fund sold within four years. CDSC periods are measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares of the Funds, except for Class B Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund, automatically convert to Class A Shares after eight years. Class B Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund automatically convert to Class A Shares after six years. Conversion periods are measured from the first day of the month in which the shares were purchased.

Class B Shares should not be used for investments of more than $99,999 individually or in the aggregate.

Individual purchases of $100,000 or more will be rejected. In addition, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B Shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

Class C Shares

You will not pay a sales charge at the time of purchase. Except with respect to the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund, a CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years (at least four years for the JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund) and you would prefer not to pay an upfront sales charge, you may consider buying Class B Shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charge for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The tables below show the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

If you buy Class A Shares of the JPMorgan Core Plus Bond Fund or the JPMorgan Core Bond Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries.

Total Sales Charge For Fund1

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in a Fund.

**	If you purchased $1 million or more of Class A Shares of the Funds prior to August 1, 2006 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. On or after August 1, 2006, if you purchased $1 million or more of Class A Shares of the Funds and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Short Duration Bond Fund or the JPMorgan Short-Intermediate Municipal Bond Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries.

Total Sales Charge For Fund1

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000–$999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional information for more details.

If you buy Class A Shares of the JPMorgan Intermediate Tax Free Bond Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries.

Total Sales Charge For Fund1

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in a Fund.

**	If you purchased $1 million or more of Class A Shares of the Fund, prior to August 1, 2006 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of either of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. On or after August 1, 2006, if you purchase $1 million or more of Class A Shares of the Fund, and are not assessed a sale charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of either of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of either of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the JPMorgan Funds that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the JPMorgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A, Class B and Class C Shares of JPMorgan Funds. You may then combine purchases of Class A, Class B and Class C Shares of one or more JPMorgan Funds you make over the next 13 months and pay the same sales charge on Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining your current sales charge breakpoint which will be reduced by the Letter of Intent, but will not be counted toward the Letter of Intent sales charge reduction. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statements of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund), provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code.)

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

Class B Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Core Bond Fund, the JPMorgan Bond Fund, the JPMorgan Kentucky Municipal Bond Fund, the JPMorgan Louisiana Municipal Bond Fund or the JPMorgan West Virginia Municipal Bond Fund within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

If you redeem Class B Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, or the JPMorgan Short Duration Bond Fund prior to the fourth anniversary of the purchase date measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	3.00
1–2	3.00
2–3	2.00
3–4	1.00
More than 4	None

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Core Bond Fund or the JPMorgan Bond Fund, and a commission of 2.75% to Financial Intermediaries who sell Class B Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares. Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Core Bond Fund, the JPMorgan Bond Fund, the JPMorgan Kentucky Municipal Bond Fund, the JPMorgan Louisiana Municipal Bond Fund and the JPMorgan West Virginia Municipal Bond Fund automatically convert after eight years. Class B Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund automatically convert after six years. Conversion periods are measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. Class A Shares of a Fund received as a result of the conversion will not be subject to a redemption fee even if they are redeemed within 60 days of conversion. Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, except with respect to the JPMorgan Short Duration Bond Fund, if you redeem Class C Shares of the Funds within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

There is no CDSC assessed on Class C Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the JPMorgan Short Duration Bond Fund.

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds other than the JPMorgan Short Duration Bond Fund.

How the Class B and Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the JPMT II Funds purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less.

For Class B Shares of the JPMT II Funds purchased on or after November 1, 2002 and Class C Shares, the CDSC is based on the original cost of the shares. For Class B and Class C Shares of the JPMT I Funds purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C Shares of the JPMT I Funds purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information. No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. Except for Class C Shares of the JPMorgan Short Duration Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. For Class C Shares of the JPMorgan Short Duration Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $10,000 as long as your initial investment is at least $1,000 and you agree to make regular month investments of at least $1,000. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account. You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Class B Purchases of $100,000 or more. You should not utilize a systematic investment plan for purchases of $100,000 or more of Class B Shares. We will no longer debit your bank account if the Fund has determined that your purchase of Class B Shares when aggregated with the value of Class B Shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Can I redeem on a systematic basis?

1.	Yes

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information.

New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

APPENDIX D
COMPARISON OF INVESTMENT OBJECTIVES, MAIN INVESTMENT STRATEGIES AND INVESTMENT RESTRICTIONS, AND INFORMATION REGARDING FUND MANAGERS AND ACQUIRING FUNDS’ INVESTMENT PROCESSES

I.	Comparison of Investment Objectives, Main Investment Strategies and Fund Managers

JPMorgan Bond Fund and JPMorgan Core Plus Bond Fund

Investment Objectives

The JPMorgan Bond Fund (the “Bond Fund”) seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. The JPMorgan Core Plus Bond Fund (the “Core Plus Bond Fund”), on the other hand, seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

Investment Strategies

Under normal circumstances, the Bond Fund invests at least 80% of its Assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. As a matter of fundamental policy, the Core Plus Bond Fund will invest at least 80% of its Assets in bonds. Both Funds define “Assets” as net assets plus the amount of borrowings for investment purposes. With respect to the Core Plus Bond Fund, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The securities in which the Bond Fund primarily invests may be of any maturity, but under normal market conditions the management team will keep the Fund’s duration within one year of that of the Barclays Capital U.S. Aggregate Index. As of May 30, 2008, the Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) duration was 4.63, although the duration will likely vary in the future. The Core Plus Bond Fund’s average weighted maturity, on the other hand, will ordinarily range between five and twenty years, although the Fund may shorten its average weighted maturity to as little as two years if deemed appropriate for temporary defensive purposes.

Both Funds may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which they can invest. Both Funds may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. In addition, both Funds may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Under normal conditions, at least 75% of the Bond Fund’s net assets, and at least 65% of the Core Plus Bond Fund’s total assets, must be invested in securities that, at the time of purchase, are rated investment grade or better by Moody’s, S&P, Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively, or the equivalent by another national rating organization. For the Bond Fund, this must include at least 65% of Assets rated A or better. Both Funds may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Bond Fund may invest up to 25% of net assets in securities rated below investment grade (junk bonds). The Core Plus Bond Fund also may invest in bonds, convertible securities, preferred stock, loan assignments and participations, and other debt securities (including foreign and emerging market debt securities) rated below investment grade (i.e., high yield or junk bonds). Junk bonds also include unrated securities that JPMIA believes to be of comparable quality to debt securities that are rated below investment grade. These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. JPMIA will invest across the credit spectrum to provide the Core Plus Bond Fund exposure to various credit rating categories.

The balance of the Core Plus Bond Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics).

Both Funds may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include mortgage-backed securities, investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and, for the Core Plus Bond Fund, asset-backed securities.

The Core Plus Bond Fund may also invest in equity securities including common stock, convertible securities, and preferred stock.

Both Funds may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. In addition to the mortgage dollar rolls, the Core Plus Bond Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities.

Up to 25% of the Bond Fund’s total assets, and up to 35% of the Core Plus Bond Fund’s net assets, may be invested in foreign securities, including securities denominated in foreign currencies (for the Core Plus Bond Fund some of which may be below investment grade securities subject to the limitations on such securities set forth above). Foreign securities are issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets).

Both Funds may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives, including forward foreign currency contracts. The Bond Fund will typically hedge 70% of its non-dollar investments in this way, but may not always do so. In addition to hedging non-dollar investments, both Funds may also use such derivatives to increase income or gain to the Funds and/or as part of their risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Bond Fund may also engage in short sales.

The Core Plus Bond Fund may engage in securities lending. The Fund may invest in loan assignments and participations (“Loans”) and commitments to purchase loan assignments (“Unfunded Commitments”). Loans will typically consist of senior floating rate loans (“Senior Loans”), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (“Junior Loans”). Loans may be issued by obligors in the United States or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

For cash management or temporary defensive purposes, both Funds may invest any portion of its total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both Funds’ Board of Trustees may change any of these investment policies without shareholder approval. With respect to the Core Plus Bond Fund, this does not include the Fund’s investment objective and such policies that are designated as fundamental.

Both Funds are diversified as defined in the Investment Company Act of 1940, as amended.

Fund Managers

Timothy N. Neumann, Managing Director and CFA charterholder, and William Eigen, Managing Director and CFA charterholder, are the lead portfolio managers who are responsible for the day-to-day management of the Bond Fund. Mr. Neumann has been the portfolio manager for the Bond Fund since 2000. An employee of JPMIM since 1997, Mr. Neumann is the head of the New York portfolio manager group and lead portfolio manager for core investment grade strategies, working with the macro team and sector teams to deliver account-specific portfolio strategies. Mr. Eigen has been the head of Core Plus and Absolute Return Fixed Income strategies at JPMIM since April 2008. In addition to his role as portfolio manager for the Bond Fund, he has also served as portfolio manager for Highbridge Capital Management, LLC (“Highbridge”), an indirect majority owned subsidiary of JPMorgan Chase & Co., since August 2005. Prior to his position with Highbridge, Mr. Eigen served as an analyst and lead portfolio manager at Fidelity Investments from 1994 to 2005 where he was responsible for managing multi-sector income strategies.

The portfolio management team for the Core Plus Bond Fund is led by Gary J. Madich, Managing Director and CFA charterholder, who is responsible for the overall allocation of the Fund. In addition to Mr. Madich, the three members of the portfolio management team with the most significant responsibility for day-to-day management of the Fund are Mark M. Jackson, Vice President and CFA charterholder, Frederick A. Sabetta, Vice President, CPA, and CFA charterholder, and Richard Figuly, Vice President. The team also includes additional portfolio managers who make day-to-day decisions concerning all alternative strategies such as emerging market debt. Mr. Madich has been the lead portfolio manager of the Fund since December 2006. Mr. Madich is the Chief Investment Officer for the Columbus Fixed Income Securities Group responsible for overseeing all fixed income investment management, including taxable and tax-free portfolio management, high net worth accounts, institutional accounts, mutual funds, and fixed income research and trading. An employee of JPMIA since 1995, he is a member of JPMorgan Asset Management’s Americas Executive Committee and serves as chairman of the Columbus Fixed Income Policy and Asset Allocation Committees. Mr. Jackson is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996 and has been employed by JPMIA or predecessor firms since 1996. Mr. Sabetta has managed private placement investments since 1983. He is the portfolio manager for the BB/B high yield assets managed by one of the high yield teams. Mr. Sabetta has been part of the team responsible for management of the Fund since December 2006 and an employee of JPMIA or affiliated firms since March 2003. Prior to joining the high yield team, Mr. Sabetta was director, portfolio manager and head of private placements for Deutsche Asset Management and Scudder Kemper Investments, Inc. from March 1997 to February 2003. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIA since 1994, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Figuly previously served as a fixed income trader trading taxable fixed income securities while specializing in structured products.

Investment Process of the Core Plus Bond Fund

JPMIA allocates the Core Plus Bond Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and rebalanced periodically, if appropriate. Individual portfolio managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, excluding distressed debt, the remaining credit of the portfolio will be managed across the ratings continuum, not in separate investment grade and high yield sleeves. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA selects individual securities after performing a risk/rewards analysis that includes an evaluation of interest rate risk, credit risk, currency risk, and the complex legal and technical structure of the transactions. With respect to the high yield portion of the Fund, JPMIA focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.

The frequency with which the Core Plus Bond Fund buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Short Term Bond Fund and JPMorgan Short Duration Bond Fund

Investment Objectives

The JPMorgan Short Term Bond Fund (the “Short Term Bond Fund”) seeks to provide high total return, consistent with low volatility of principal. The JPMorgan Short Duration Bond Fund (the “Short Duration Bond Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

Investment Strategies

Under normal circumstances, the Short Term Bond Fund invests at least 80% of its Assets in debt investments, and the Short Duration Bond Fund invests at least 80% of its Assets in bonds. For purposes of these policies, “Assets” mean net assets plus the amount of borrowings for investment purposes. With respect to the Short Duration Bond Fund, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Short Term Bond Fund’s investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Short Term Bond Fund’s duration will range between zero and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index. As of May 30, 2008, the Merrill Lynch 1–3 Year Treasury Index duration was 1.58, although the duration will likely vary in the future. The dollar weighted average maturity of the Fund’s portfolio will not exceed three years.

The Short Duration Bond Fund, on the other hand, mainly invests in investment grade debt securities or unrated debt securities which the adviser, JPMIA, determines to be of comparable quality, with short to intermediate remaining maturities. These include U.S. government obligations, such as Ginnie Mae, Fannie Mae or Freddie Mac securities and mortgage-backed securities, asset-backed securities, corporate debt obligations, and other structured investments including collateralized mortgage obligations. Up to 20% of the Short Duration Bond Fund’s net assets may be invested in preferred stock. The Short Duration Bond Fund also may purchase taxable or tax-exempt municipal securities. In addition, the Short Duration Bond Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

Both Funds may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which they can invest. In addition, both Funds may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. Both Funds may also use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Funds.

Up to 25% of the Short Term Bond Fund’s total assets may be invested in foreign debt securities, including debt securities denominated in foreign currencies. The Fund typically hedges 70% of its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

At least 90% of the Short Term Bond Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody’s, S&P, Fitch or the equivalent by another national rating organization, including at least 75% “A” or better. Up to 10% of total assets may be invested in securities rated below investment grade (junk bonds). The Fund may also invest in unrated securities deemed by JPMIM to be of comparable quality.

The Short Term Bond Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Short Term Bond Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date, and may invest in high-quality, short-term money market instruments and repurchase agreements. The Short Term Bond Fund may also engage in short sales.

The Short Duration Bond Fund, on the other hand, may invest up to 20% of the Fund’s assets in preferred stock, and it may also engage in securities lending.

For cash management or temporary defensive purposes, both Funds may invest any portion of its total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both Funds’ Board of Trustees may change any of these investment policies without shareholder approval. This does not apply to the Short Duration Bond Fund’s investment objective and such policies that are designated as fundamental.

Both Funds are diversified as defined in the Investment Company Act of 1940, as amended.

Fund Managers

John T. Donohue, Managing Director, Jarred A. Sherman, Vice President and CFA charterholder, and David Martucci, Vice President, have been the portfolio managers for the Short Term Bond Fund since 1997, 2000, and 2000, respectively. An employee of JPMIM since 1997, Mr. Donohue is the global head of the Short Duration Investment Strategy Team. Mr. Sherman is a portfolio manager in the U.S. Short-Term Fixed Income Group and an employee of JPMIM since 1999. Mr. Martucci is a portfolio manager in the U.S. Short- Term Fixed Income Group and an employee of JPMIM since 2000.

Gregg F. Hrivnak, Vice President and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Short Duration Bond Fund since May 2006. An employee of JPMIA since 1989, Mr. Hrivnak has been part of the portfolio management team for the Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader on the Columbus Taxable Bond Team. Richard D. Figuly has participated in the management of the Fund since May 2006.

An employee of JPMIA since 1994, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities.

Investment Process of the Short Duration Bond Fund

JPMIA selects securities for the Short Duration Bond Fund by analyzing both individual securities and different market sectors. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

The frequency with which the Short Duration Bond Fund buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Tax Aware Enhanced Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund1

Investment Objectives

The investment objective of the JPMorgan Tax Aware Enhanced Income Fund (the “Tax Aware Enhanced Income Fund”) is to provide high after tax current income consistent with principal preservation. The JPMorgan Short-Intermediate Municipal Bond Fund (the “Short-Intermediate Municipal Bond Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Investment Strategies

The Tax Aware Enhanced Income Fund invests in municipal securities that the adviser, JPMIM, believes have the potential to provide high current income that is exempt from federal income tax and consistent with principal preservation. The Tax Aware Enhanced Income Fund also may invest in taxable debt securities, including but not limited to, asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds and money market instruments that the adviser believes have the potential to provide high after tax current income. Under normal circumstances, the Short-Intermediate Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from federal income tax. “Assets” means net assets plus the amount of borrowings for investment purposes.

The securities of the Tax Aware Enhanced Income Fund may be of any maturity, but under normal circumstances the Fund’s duration will be no longer than 1.5 years. The Short-Intermediate Municipal Bond Fund has no stated duration, but rather invests in a portfolio of municipal bonds with an average weighted maturity of one to five years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

From time to time, the Short-Intermediate Municipal Bond Fund may invest more than 25% of its total assets in municipal housing authority obligations. Up to 20% of the Short-Intermediate Municipal Bond Fund’s assets may be held in cash and cash equivalents.

The Short-Intermediate Municipal Bond Fund invests in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively. With respect to short-term securities such as tax-exempt commercial paper, notes and variable rate demand obligations, the Short-Intermediate Municipal Bond Fund invests in securities rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. The Short-Intermediate Municipal Bond Fund may also invest in unrated securities of comparable quality.

Both Funds may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which both Funds can invest. In addition, both Funds may use futures contracts,

1	Please note that the investment strategies of the JPMorgan Short-Intermediate Municipal Bond Fund reflect the strategies of the Fund as they will be at the time of the Reorganization and not necessarily the strategies of the Fund prior to that time.

options, swaps and other derivatives as tools in the management of portfolio assets. Both Funds may also use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Tax Aware Enhanced Income Fund is designed to provide a high level of after tax current income, price stability and liquidity. The Fund’s strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity the adviser determines will generate the highest after tax income. However, the Fund intends to invest at least 50% of its assets in tax exempt securities. The Fund seeks to capitalize on fundamental and technical opportunities in the fixed income markets to enhance return.

Up to 100% of the Short-Intermediate Municipal Bond Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Up to 25% of the Tax Aware Enhanced Income Fund’s total assets may be invested in foreign securities. All of the Assets invested by the Fund must be invested in securities that, at the time of purchase, are rated as investment grade by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or unrated but deemed by the adviser to be of comparable quality, at the time of purchase. This must include at least 75% in securities rated A or better.

The Tax Aware Enhanced Income Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Short-Intermediate Municipal Bond Fund also invests in mortgage-backed and asset-backed securities, as well as auction rate securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

The Tax Aware Enhanced Income Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. The Fund may also invest in repurchase agreements, forward commitments and zero-coupon securities.

The Tax Aware Enhanced Income Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Tax Aware Enhanced Income Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security with a capital loss.

The Tax Aware Enhanced Income Fund may invest in shares of exchange traded funds (“ETFs”), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

For cash management or temporary defensive purposes, both Funds may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both Funds’ Board of Trustees may change any of these investment policies without shareholder approval. With respect to the Short-Intermediate Municipal Bond Fund, this does not include the Fund’s investment objective and such policies that are designated as fundamental.

Both Funds are diversified as defined in the Investment Company Act of 1940, as amended.

Fund Managers

The portfolio management team of the Tax Aware Enhanced Income Fund is led by James Ahn and Deepa Majmudar. Mr. Ahn is also the lead portfolio manager responsible for the day-to-day management of the Short-Intermediate Municipal

Bond Fund, and has been since June 2006. Kevin Ellis also participates in the management of the Short-Intermediate Municipal Bond Fund, and has done so since June, 2006.

Mr. Ahn, a Vice President of JPMIM, is a portfolio manager in the U.S. Fixed Income Group. An employee since 1996 and a member of the portfolio management team since February 1999, Mr. Ahn is responsible for strategy formulation and trading for short-term tax-aware fixed income strategies for U.S. institutional clients and the Private Bank.

Ms. Majmudar, a Vice President of JPMIM, is a portfolio manager in the Tax Aware Fixed Income Group. An employee since 2003, Ms. Majmudar is responsible for developing quantitative and risk management strategies and portfolio management. Previously, she worked as a quantitative analyst at Alliance Capital Management (and its predecessor firms) since 1999.

Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Previously, Mr. Ellis worked at Alliance Capital/Sanford Bernstein from 1995 through 2003 as a municipal bond trader.

Investment Process of the Short-Intermediate Municipal Bond Fund

JPMIA selects securities for the Short-Intermediate Municipal Bond Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMIA looks for individual securities that it believes will perform well over market cycles. The Fund spreads its holdings across various security types within the municipal securities market. JPMIA selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

JPMorgan Tax Aware Short-Intermediate Income Fund and
JPMorgan Short-Intermediate Municipal Bond Fund1

Investment Objectives

The JPMorgan Tax Aware Short-Intermediate Income Fund (the “Tax Aware Short-Intermediate Income Fund”) seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities. The Short-Intermediate Municipal Bond Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Investment Strategies

Under normal circumstances, the Tax Aware Short-Intermediate Income Fund will invest at least 80% of the value of its Assets in debt investments. Whereas, under normal circumstances, the Short-Intermediate Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from federal income tax. “Assets” means net assets plus the amount of borrowings for investment purposes.

The Tax Aware Short-Intermediate Income Fund invests in municipal securities that the adviser, JPMIM, believes have the potential to provide high current income that is exempt from federal income tax and consistent with principal preservation. The Tax Aware Short-Intermediate Income Fund also may invest in taxable debt securities, including but not limited to, asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds and money market instruments that the adviser believes have the potential to provide high after tax current income. Under normal market conditions the Tax Aware Short-Intermediate Income Fund’s duration will range between 1.5 and 3.75 years, similar to that of the Barclays Capital 1–5 Year Municipal Blend Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of December 31, 2008, the duration of the Barclays Capital 1–5 Year Municipal Blend Index was 2.86 years, although the duration will likely vary in the future. The average dollar weighted maturity of the Tax Aware Short-Intermediate Income Fund’s portfolio will be between one and five years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

The Short-Intermediate Municipal Bond Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you

1	Please note that the investment strategies of the JPMorgan Short-Intermediate Municipal Bond Fund reflect the strategies of the Fund as they will be at the time of the Reorganization and not necessarily the strategies of the Fund prior to that time.

can expect. From time to time, the Fund may invest more than 25% of its total assets in municipal housing authority obligations. Up to 20% of the Fund’s assets may be held in cash and cash equivalents.

The Short-Intermediate Municipal Bond Fund invests in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively. With respect to short-term securities such as tax-exempt commercial paper, notes and variable rate demand obligations, the Short-Intermediate Municipal Bond Fund invests in securities rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. The Short-Intermediate Municipal Bond Fund may also invest in unrated securities of comparable quality.

Both Funds may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which both Funds can invest. In addition, both Funds may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. Both Funds may also use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Tax Aware Short-Intermediate Income Fund intends to invest at least 50% of its assets in tax exempt securities. The Fund seeks to capitalize on fundamental and technical opportunities in the fixed income markets to enhance return.

Up to 100% of the Short-Intermediate Municipal Bond Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Up to 25% of the Tax Aware Short-Intermediate Income Fund’s Assets may be invested in foreign securities. At least 90% of Assets invested by the Tax Aware Short-Intermediate Income Fund, must be invested in securities that, at the time of purchase, are rated as investment grade by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or unrated but deemed by the adviser to be of comparable quality, at the time of purchase. No more than 10% of the Tax Aware Short-Intermediate Income Fund’s Assets may be invested in securities rated B or BB.

The Tax Aware Short-Intermediate Income Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Short-Intermediate Municipal Bond Fund also invests in mortgage-backed and asset-backed securities, as well as auction rate securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

The Tax Aware Short-Intermediate Income Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. The Fund may also invest in repurchase agreements and forward commitments.

The Tax Aware Short-Intermediate Income Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security with a capital loss.

The Tax Aware Short-Intermediate Income Fund may invest in shares of exchange traded funds (“ETFs”), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

For cash management or temporary defensive purposes, both Funds may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both of the Funds’ Board of Trustees may change any of these investment policies without shareholder approval. With respect to the Short-Intermediate Municipal Bond Fund, this does not include the Fund’s investment objective and such policies that are designated as fundamental.

Both Funds are diversified as defined in the Investment Company Act of 1940, as amended.

Fund Managers

The portfolio management team of the Tax Aware Short-Intermediate Income Fund is led by James Ahn and Deepa Majmudar. Mr. Ahn is also the lead portfolio manager responsible for the day-to-day management of the Short-Intermediate Municipal Bond Fund, and has been since June 2006. Kevin Ellis also participates in the management of the Short-Intermediate Municipal Bond Fund, and has done so since June, 2006.

Mr. Ahn, a Vice President of JPMIM, is a portfolio manager in the U.S. Fixed Income Group. An employee since 1996 and a member of the portfolio management team since February 1999, Mr. Ahn is responsible for strategy formulation and trading for short-term tax-aware fixed income strategies for U.S. institutional clients and the Private Bank.

Ms. Majmudar, a Vice President of JPMIM, is a portfolio manager in the Tax Aware Fixed Income Group. An employee since 2003, Ms. Majmudar is responsible for developing quantitative and risk management strategies and portfolio management. Previously, she worked as a quantitative analyst at Alliance Capital Management (and its predecessor firms) since 1999.

Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Previously, Mr. Ellis worked at Alliance Capital/Sanford Bernstein from 1995 through 2003 as a municipal bond trader.

Investment Process of the Short-Intermediate Municipal Bond Fund

JPMIA selects securities for the Short-Intermediate Municipal Bond Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMIA looks for individual securities that it believes will perform well over market cycles. The Fund spreads its holdings across various security types within the municipal securities market. JPMIA selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

JPMorgan Intermediate Bond Fund and JPMorgan Core Bond Fund

Investment Objectives

The JPMorgan Intermediate Bond Fund (the “Intermediate Bond Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities. The JPMorgan Core Bond Fund (the “Core Bond Fund”), on the other hand, seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Investment Strategies

Both Funds mainly invest in investment grade debt securities of all types or unrated debt securities which the adviser, JPMIA, determines to be of comparable quality. For the Intermediate Bond Fund, this includes bonds, notes and U.S. government obligations with intermediate maturities, including mortgage-backed, asset-backed securities, and collateralized mortgage obligations. Both Funds may also invest in preferred stock, but the Intermediate Bond Fund may only invest up to 20% of its total assets in preferred stock. For each Fund, such securities include U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

As a matter of fundamental policy, both Funds will invest at least 80% of their Assets in bonds. For the Core Bond Fund, such bonds will have intermediate to long maturities. With respect to the Intermediate Bond Fund, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of the fundamental policies of both Funds, “Assets” mean net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

Each Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Intermediate Bond Fund’s average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Core Bond Fund’s average weighted maturity will ordinarily range between four and 12 years. Each Fund may shorten its average weighted maturity (for the Intermediate Bond Fund, to as little as one year) for temporary defensive purposes.

The Core Bond Fund also may purchase taxable or tax-exempt municipal securities.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which each Fund can invest. Each Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. Each Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Both Funds may also engage in securities lending.

For cash management or temporary defensive purposes, both Funds may invest any portion of its total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both Fund’s Boards of Trustees may change any of these investment policies (other than the Fund’s investment objectives and such policies that are designated as fundamental) without shareholder approval.

Both Funds are diversified as defined in the Investment Company Act of 1940, as amended.

Fund Managers

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Intermediate Bond Fund and the Core Bond Fund. An employee of JPMIA and/or predecessor firms since 1983, Mr. Swanson has led the team responsible for the management of the Intermediate Bond Fund and the Core Bond Fund since 1991. Scott E. Grimshaw, Vice President, has also participated in the management of the Intermediate Bond Fund since June 2005. Christopher Nauseda, Vice President, began participating in the management of the Core Bond Fund in May 2006. An employee of JPMIA and/or predecessor firms since 1982, Mr. Nauseda also serves as the manager for numerous institutional accounts and assists with JPMorgan mutual funds.

Investment Process of the Core Bond Fund

JPMIA analyzes four major factors in managing and constructing the Core Bond Fund: duration, market sectors, maturity concentrations and individual securities. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Core Bond Fund buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan West Virginia Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund

Investment Objectives

Each of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund (collectively, the “State Municipal Bond Funds”) are proposed to be reorganized into the JPMorgan Intermediate Tax Free Bond Fund. Each of the State Municipal Bond Funds seek current income exempt from federal income tax and the relevant state personal income tax, consistent with the preservation of principal. The JPMorgan Intermediate Tax Free Bond Fund (the “Intermediate Tax Free Bond Fund”), on the other hand, seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Intermediate Tax Free Bond Fund’s investment objective, “gross income” means gross income for federal tax purposes.

Investment Strategies

Under normal circumstances, each of the State Municipal Bond Funds invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and the relevant state’s personal income tax. The Intermediate Tax Free Bond Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. This is a fundamental policy of each Fund.

Each of the Funds may use derivatives, which are investments that have a value based on another investment, exchange rate or index, as substitutes for securities in which they can invest. Both Funds may also use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. In addition, all Funds may use derivatives to hedge various investments, for risk management and/or to increase the Fund’s income or gain to the Funds.

A portion of the total assets of each of the State Municipal Bond Funds also may be invested in municipal bonds issued by other states and territories. Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance, issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Up to 100% of the Assets of each of the State Municipal Bond Funds may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. The securities in which each of the State Municipal Bond Funds invest may have fixed rates of return or floating or variable rates. The average weighted maturity of each of the State Municipal Bond Funds normally will be between three and 15 years, although the Funds may invest in securities with any maturity.

Under normal circumstances, the Intermediate Tax Free Bond Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit. There may be times when there are not enough municipal obligations available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The average dollar weighted maturity of the Intermediate Tax Free Bond Fund’s portfolio will be between three and ten years.

Each of the State Municipal Bond Funds and the Intermediate Tax Free Bond Fund invests in municipal bonds that are rated investment grade by Moody’s, S&P or Fitch, meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively. With respect to short-term securities such as tax-exempt commercial paper, notes and variable rate demand obligations, each of the State Municipal Bond Funds invests in securities rated in one of the two highest investment grade categories, except that the JPMorgan Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (“VMIG3”) by Moody’s or SP-2 by S&P. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. The Intermediate Tax Free Bond Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. Each of the Funds may also invest in unrated securities of comparable quality.

Each of the Funds may invest in mortgage-backed and asset-backed securities, as well as in zero-coupon securities. The State Municipal Bond Funds may also invest in payment-in-kind and deferred payment securities, and the Intermediate Tax Free Bond Fund may also invest in forward commitments, as well as in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

For cash management or temporary defensive purposes, each of the Funds may invest any portion of its total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

The Board of Trustees of each of the Funds may change any of the Funds’ non-fundamental investment policies (including the Funds’ investment objective) without shareholder approval.

The Intermediate Tax Free Bond Fund is diversified as defined in the Investment Company Act of 1940, as amended, whereas the State Municipal Bond Funds are non-diversified.

Fund Managers

David Sivinski, CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the JPMorgan Kentucky Municipal Bond Fund since 1995 and the JPMorgan Louisiana Municipal Bond Fund since 1997. Mr. Sivinski has also participated in the management of the JPMorgan West Virginia Municipal Bond Fund and the Intermediate Tax Free Bond Fund since June, 2005. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds.

Kimberly Bingle, CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the JPMorgan West Virginia Municipal Bond Fund since March, 2006. Ms. Bingle has also participated in the management of the JPMorgan Kentucky Municipal Bond Fund and the JPMorgan Louisiana Municipal Bond Fund since June 2005. An employee since 1998, Ms. Bingle has been in the investment industry since 1986 and has been a member of the Tax Free Bond Team since 1999.

Richard Taormina has been the lead portfolio manager responsible for the day-to-day management of the Intermediate Tax Free Bond Fund since February 2006. Mr. Taormina has been an employee of JPMIM, an affiliate of JPMIA since 1997. Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts and quantitative analysis. Previously, Mr. Taormina was a Certified Financial Planner for the Financial Advisory Group, where he was an investment analyst.

Investment Process of the Intermediate Tax Free Bond Fund

JPMIM selects securities for the Intermediate Tax Free Bond Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMIM looks for individual securities that it believes will perform well over market cycles. The Fund spreads its holdings across various security types within the municipal securities market. JPMIM selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

II.	Comparison of Fundamental and Non-Fundamental Investment Restrictions

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions. The paragraphs below summarize these fundamental and non-fundamental restrictions across the Funds.

Fundamental Investment Restrictions: All Funds

A.	Diversification

No Trust I Fund (except those listed below) may make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act. This fundamental policy does not apply to the Intermediate Tax Free Bond Fund.

No Trust II Fund (except those listed below) may purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. This fundamental policy does not apply to the Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund or West Virginia Municipal Bond Fund.

B.	Industry Concentration

Restrictions on certain JPMorgan Trust I Funds with respect to industry concentration are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Trust I Funds.”

No Trust II Fund may purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities and (ii) this limitation does not apply to Kentucky Municipal Securities, West Virginia Municipal Securities and Louisiana Municipal Securities. In addition, with respect to the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or West Virginia Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. With respect to each of the Core Bond Fund, Core Plus Bond Fund, Intermediate Bond Fund and Short Duration Bond Fund, this limitation does not apply to investments in: the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. Additional restrictions on certain JPMorgan Trust II Funds with respect to purchasing securities are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Trust II Funds.”

C.	Issuing Senior Securities

Restrictions on certain JPMorgan Trust I Funds with respect to issuing senior securities are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Trust I Funds.”

No Trust II Fund may issue senior securities except with respect to any permissible borrowings.

D.	Borrowing Money

No Trust I Fund may borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.

No Trust II Fund may borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.

E.	Underwriting Securities

No Trust I Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

No Trust II Fund may underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

F.	Purchasing or Selling Real Estate

No Trust I Fund may purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and (c) may make direct investments in mortgages. With respect to the Intermediate Tax Free Bond Fund, this policy does not apply to real estate acquired as a result of ownership of securities or other instruments.

No Trust II Fund may purchase or sell real estate (however, a Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

G.	Purchasing or Selling Physical Commodities

Restrictions on certain JPMorgan Trust I Funds with respect to issuing senior securities are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Trust I Funds.”

No Trust II Fund may purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

H.	Making Loans

Each Trust I Fund may make loans to other persons, in accordance with the Fund’s investment object and policies and to the extent permitted by applicable law.

No Trust II Fund may make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Fundamental Investment Restrictions: Certain JPMorgan Trust I Funds

In addition, the following individual Funds have additional fundamental investment restrictions:

The Bond Fund, Short Term Bond Fund, Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund each may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

The Intermediate Tax Free Bond Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This restriction does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. For the Intermediate Tax Free Bond Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” However, it is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of any “industry.”

The Bond Fund, Short Term Bond Fund, Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund each may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

The Intermediate Tax Free Bond Fund may not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

The Bond Fund, Short Term Bond Fund, Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund each may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

The Intermediate Tax Free Bond Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

The Intermediate Tax Free Bond Fund has an 80% investment policy which is fundamental and may not be changed without shareholder approval.

The Intermediate Tax Free Bond Fund may achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

Fundamental Investment Restrictions: Certain JPMorgan Trust II Funds

In addition, the following individual Funds have additional fundamental investment restrictions:

No Trust II Fund may purchase securities on margin or sell securities short. Except, with respect to each of the Short-Intermediate Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund and West Virginia Municipal Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

No Trust II Fund may purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

No Trust II Fund may purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

Under normal circumstances, each of the Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, West Virginia Municipal Bond Fund and Short-Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and (except with respect to the Short-Intermediate Municipal Bond Fund) the applicable state personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Non-Fundamental Investment Restrictions: All Funds

A.	Illiquid Securities

No Trust I Fund may invest more than 15% of its net assets in illiquid securities.

No Trust II Fund may invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

B.	Securities of Open-End Investment Companies or Registered Unit Investment Trusts

No Trust I Fund may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

No Trust II Fund may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional Non-Fundamental Investment Restrictions: Certain JPMorgan Trust I Funds

The Bond Fund and Short Term Bond Fund each may not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box. This restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

The Intermediate Tax Free Bond Fund, Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund each may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

No Trust I Fund may acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

The Bond Fund, Short Term Bond Fund and Intermediate Tax Free Bond Fund each may not purchase or sell interests in oil, gas or mineral leases.

The Bond Fund and Short Term Bond Fund both have an 80% investment policy which may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policies.

The Intermediate Tax Free Bond Fund may not with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

The Intermediate Tax Free Bond Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

The Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund may not borrow money to buy additional securities.

Additional Non-Fundamental Investment Restrictions: Certain JPMorgan Trust II Funds

The Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund and West Virginia Municipal Bond Fund each may not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund’s total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

APPENDIX E

FINANCIAL HIGHLIGHTS OF ACQUIRING FUNDS

JPMORGAN CORE PLUS BOND FUND

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
Class A
Six Months Ended August 31, 2008 (Unaudited)	$7.85	$0.20	(g)	$(0.33)	$(0.13)	$(0.20)	$7.52
Year Ended February 29, 2008	7.78	0.37		0.07	0.44	(0.37)	7.85
Year Ended February 28, 2007	7.73	0.35		0.06	0.41	(0.36)	7.78
July 1, 2005 through February 28, 2006 (e)	7.95	0.24		(0.22)	0.02	(0.24)	7.73
Year Ended June 30, 2005	7.82	0.36		0.14	0.50	(0.37)	7.95
Year Ended June 30, 2004	8.10	0.36		(0.28)	0.08	(0.36)	7.82
Year Ended June 30, 2003	7.81	0.45		0.30	0.75	(0.46)	8.10

Class B
Six Months Ended August 31, 2008 (Unaudited)	7.89	0.18	(g)	(0.34)	(0.16)	(0.18)	7.55
Year Ended February 29, 2008	7.82	0.32		0.08	0.40	(0.33)	7.89
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)	7.82
July 1, 2005 through February 28, 2006 (e)	7.98	0.22		(0.22)	—	(0.21)	7.77
Year Ended June 30, 2005	7.86	0.32		0.12	0.44	(0.32)	7.98
Year Ended June 30, 2004	8.14	0.31		(0.28)	0.03	(0.31)	7.86
Year Ended June 30, 2003	7.84	0.40		0.30	0.70	(0.40)	8.14

Class C
Six Months Ended August 31, 2008 (Unaudited)	7.89	0.18	(g)	(0.34)	(0.16)	(0.18)	7.55
Year Ended February 29, 2008	7.82	0.34		0.06	0.40	(0.33)	7.89
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)	7.82
July 1, 2005 through February 28, 2006 (e)	7.98	0.21		(0.21)	—	(0.21)	7.77
Year Ended June 30, 2005	7.86	0.31		0.13	0.44	(0.32)	7.98
Year Ended June 30, 2004	8.14	0.31		(0.28)	0.03	(0.31)	7.86
Year Ended June 30, 2003	7.84	0.40		0.31	0.71	(0.41)	8.14

Select Class
Six Months Ended August 31, 2008 (Unaudited)	7.85	0.21	(g)	(0.34)	(0.13)	(0.21)	7.51
Year Ended February 29, 2008	7.78	0.39		0.07	0.46	(0.39)	7.85
Year Ended February 28, 2007	7.73	0.38		0.05	0.43	(0.38)	7.78
July 1, 2005 through February 28, 2006 (e)	7.95	0.25		(0.22)	0.03	(0.25)	7.73
Year Ended June 30, 2005	7.82	0.38		0.13	0.51	(0.38)	7.95
Year Ended June 30, 2004	8.10	0.38		(0.28)	0.10	(0.38)	7.82
Year Ended June 30, 2003	7.81	0.48		0.29	0.77	(0.48)	8.10

Ultra
Six Months Ended August 31, 2008 (Unaudited)	7.85	0.22	(g)	(0.34)	(0.12)	(0.22)	7.51
Year Ended February 29, 2008	7.78	0.42		0.06	0.48	(0.41)	7.85
Year Ended February 28, 2007	7.73	0.39		0.06	0.45	(0.40)	7.78
July 1, 2005 through February 28, 2006 (e)	7.95	0.27		(0.22)	0.05	(0.27)	7.73
February 22, 2005 (f) through June 30, 2005	7.94	0.15		0.03	0.18	(0.17)	7.95

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

(1.64)%	$43,347	0.92%	5.19%	0.97%	13%
5.81(h)	52,808	0.92	4.81	0.97	31
5.49	45,383	0.91	4.64	0.96	26
0.31	50,622	0.90	4.65	0.94	15
6.47	56,320	0.90	4.54	1.09	20
0.98	58,697	0.88	4.50	1.15	24
9.80	75,575	0.89	5.63	1.17	16

(2.02)	4,660	1.45	4.65	1.47	13
5.26(h)	6,665	1.45	4.28	1.47	31
4.91	5,464	1.45	4.09	1.46	26
0.05	6,950	1.44	4.10	1.44	15
5.74	9,424	1.51	3.92	1.70	20
0.32	11,745	1.53	3.85	1.80	24
9.19	15,226	1.54	4.99	1.82	16

(1.99)	10,808	1.45	4.69	1.47	13
5.27(h)	5,737	1.45	4.27	1.47	31
4.90	3,512	1.45	4.11	1.46	26
0.05	3,119	1.44	4.10	1.44	15
5.74	3,492	1.50	3.94	1.69	20
0.33	3,750	1.53	3.83	1.80	24
9.22	3,521	1.54	4.89	1.82	16

(1.64)	876,612	0.67	5.45	0.72	13
6.11(h)	925,240	0.67	5.05	0.72	31
5.74	875,275	0.66	4.89	0.71	26
0.46	1,216,897	0.65	4.90	0.69	15
6.73	1,252,911	0.65	4.79	0.77	20
1.22	1,306,778	0.63	4.73	0.80	24
10.10	1,276,529	0.64	5.91	0.82	16

(1.52)	14,470	0.45	5.66	0.47	13
6.31(h)	17,985	0.45	5.26	0.47	31
5.97	12,094	0.45	5.10	0.46	26
0.62	12,738	0.44	5.10	0.44	15
2.35	13,894	0.43	5.27	0.43	20

JPMORGAN SHORT DURATION BOND FUND

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.80	$0.20	(g)	$(0.21)	$(0.01)	$(0.19)	$10.60
Year Ended February 29, 2008	10.52	0.44	(g)	0.26	0.70	(0.42)	10.80
Year Ended February 28, 2007	10.43	0.39	(g)	0.10	0.49	(0.40)	10.52
July 1, 2005 through February 28, 2006 (e)	10.51	0.21		(0.08)	0.13	(0.21)	10.43
Year Ended June 30, 2005	10.62	0.28		(0.10)	0.18	(0.29)	10.51
Year Ended June 30, 2004	10.86	0.27		(0.23)	0.04	(0.28)	10.62
Year Ended June 30, 2003	10.72	0.35		0.18	0.53	(0.39)	10.86

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.80	0.21	(g)	(0.20)	0.01	(0.21)	10.60
Year Ended February 29, 2008	10.53	0.46	(g)	0.26	0.72	(0.45)	10.80
Year Ended February 28, 2007	10.44	0.41	(g)	0.10	0.51	(0.42)	10.53
July 1, 2005 through February 28, 2006 (e)	10.52	0.23		(0.08)	0.15	(0.23)	10.44
Year Ended June 30, 2005	10.63	0.32		(0.12)	0.20	(0.31)	10.52
Year Ended June 30, 2004	10.87	0.30		(0.23)	0.07	(0.31)	10.63
Year Ended June 30, 2003	10.73	0.39		0.17	0.56	(0.42)	10.87

Ultra
Six Months Ended August 31, 2008 (Unaudited)	10.81	0.22	(g)	(0.21)	0.01	(0.22)	10.60
Year Ended February 29, 2008	10.53	0.49	(g)	0.27	0.76	(0.48)	10.81
Year Ended February 28, 2007	10.44	0.44	(g)	0.10	0.54	(0.45)	10.53
July 1, 2005 through February 28, 2006 (e)	10.52	0.24		(0.07)	0.17	(0.25)	10.44
February 22, 2005 (f) through June 30, 2005	10.56	0.13		(0.02)	0.11	(0.15)	10.52

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

(0.06)%	$68,327	0.80%	3.64%	0.88%	21%
6.84(h)	56,496	0.80	4.14	0.91	40
4.75	94,199	0.80	3.69	0.91	44
1.22	93,187	0.80	2.97	0.91	22
1.72	97,744	0.80	2.64	1.10	27
0.39	109,252	0.80	2.51	1.16	54
5.01	128,309	0.80	3.26	1.16	27

0.05	1,777,107	0.55	3.88	0.63	21
7.03(h)	1,255,422	0.55	4.31	0.64	40
4.99	277,452	0.55	3.89	0.66	44
1.39	497,708	0.55	3.21	0.66	22
1.94	559,775	0.55	2.85	0.79	27
0.67	1,045,405	0.55	2.75	0.81	54
5.28	923,772	0.55	3.60	0.81	27

0.08	316,758	0.30	4.14	0.38	21
7.39(h)	321,055	0.30	4.64	0.41	40
5.24	299,838	0.30	4.18	0.41	44
1.60	371,212	0.30	3.47	0.41	22
1.05	392,444	0.30	3.45	0.44	27

JPMORGAN SHORT-INTERMEDIATE MUNICIPAL BOND FUND

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.17	$0.14	(f)	$0.09	$0.23	$(0.14)	$—	$(0.14)
Year Ended February 29, 2008	10.13	0.28		0.06	0.34	(0.30)	—	(0.30)
Year Ended February 28, 2007	10.10	0.25		0.04	0.29	(0.26)	—	(0.26)
July 1, 2005 through February 28, 2006 (e)	10.17	0.16		(0.07)	0.09	(0.16)	—	(0.16)
Year Ended June 30, 2005	10.16	0.23		0.02	0.25	(0.24)	—	(0.24)
Year Ended June 30, 2004	10.40	0.22		(0.21)	0.01	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2003	10.21	0.26		0.20	0.46	(0.26)	(0.01)	(0.27)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.20	0.15	(f)	0.09	0.24	(0.15)	—	(0.15)
Year Ended February 29, 2008	10.16	0.32		0.04	0.36	(0.32)	—	(0.32)
Year Ended February 28, 2007	10.13	0.29		0.03	0.32	(0.29)	—	(0.29)
July 1, 2005 through February 28, 2006 (e)	10.21	0.18		(0.08)	0.10	(0.18)	—	(0.18)
Year Ended June 30, 2005	10.19	0.26		0.02	0.28	(0.26)	—	(0.26)
Year Ended June 30, 2004	10.43	0.25		(0.21)	0.04	(0.25)	(0.03)	(0.28)
Year Ended June 30, 2003	10.24	0.28		0.20	0.48	(0.28)	(0.01)	(0.29)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Calculated based upon average shares outstanding.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.26	2.28%		$54,530	0.80%	2.70%	0.94%	24%
10.17	3.38	(g)	26,376	0.80	2.89	0.94	43
10.13	2.93		43,798	0.80	2.55	0.92	24
10.10	0.89		67,143	0.80	2.33	0.92	13
10.17	2.47		85,690	0.80	2.28	1.08	41
10.16	0.11		107,434	0.80	2.10	1.16	138
10.40	4.57		109,112	0.80	2.53	1.15	110

10.29	2.39		177,416	0.55	2.96	0.69	24
10.20	3.63	(g)	180,070	0.55	3.14	0.69	43
10.16	3.19		198,903	0.55	2.80	0.67	24
10.13	0.97		263,075	0.55	2.57	0.67	13
10.21	2.80		306,288	0.55	2.53	0.76	41
10.19	0.35		331,423	0.55	2.36	0.81	138
10.43	4.81		334,990	0.55	2.79	0.81	110

JPMORGAN CORE BOND FUND

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Class A
Six Months Ended August 31, 2008 (Unaudited)	$11.04	$0.26	(g)	$(0.41)	$(0.15)	$(0.26)	$—	$(0.26)
Year Ended February 29, 2008	10.67	0.48	(g)	0.37	0.85	(0.48)	—	(0.48)
Year Ended February 28, 2007	10.57	0.46	(g)	0.10	0.56	(0.46)	—	(0.46)
July 1, 2005 through February 28, 2006 (e)	10.91	0.34		(0.35)	(0.01)	(0.33)	—	(0.33)
Year Ended June 30, 2005	10.77	0.51		0.15	0.66	(0.52)	—	(0.52)
Year Ended June 30, 2004	11.18	0.48		(0.39)	0.09	(0.50)	—	(0.50)
Year Ended June 30, 2003	10.82	0.62		0.35	0.97	(0.60)	(0.01)	(0.61)

Class B
Six Months Ended August 31, 2008 (Unaudited)	11.03	0.22	(g)	(0.41)	(0.19)	(0.22)	—	(0.22)
Year Ended February 29, 2008	10.66	0.41	(g)	0.37	0.78	(0.41)	—	(0.41)
Year Ended February 28, 2007	10.56	0.39	(g)	0.10	0.49	(0.39)	—	(0.39)
July 1, 2005 through February 28, 2006 (e)	10.90	0.27		(0.33)	(0.06)	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.76	0.42		0.17	0.59	(0.45)	—	(0.45)
Year Ended June 30, 2004	11.17	0.41		(0.39)	0.02	(0.43)	—	(0.43)
Year Ended June 30, 2003	10.81	0.54		0.36	0.90	(0.53)	(0.01)	(0.54)

Class C
Six Months Ended August 31, 2008 (Unaudited)	11.09	0.23	(g)	(0.42)	(0.19)	(0.22)	—	(0.22)
Year Ended February 29, 2008	10.73	0.42	(g)	0.35	0.77	(0.41)	—	(0.41)
Year Ended February 28, 2007	10.62	0.39	(g)	0.11	0.50	(0.39)	—	(0.39)
July 1, 2005 through February 28, 2006 (e)	10.96	0.28		(0.34)	(0.06)	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.82	0.42		0.17	0.59	(0.45)	—	(0.45)
Year Ended June 30, 2004	11.23	0.42		(0.40)	0.02	(0.43)	—	(0.43)
Year Ended June 30, 2003	10.87	0.54		0.36	0.90	(0.53)	(0.01)	(0.54)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	11.03	0.27	(g)	(0.40)	(0.13)	(0.27)	—	(0.27)
Year Ended February 29, 2008	10.67	0.50	(g)	0.35	0.85	(0.49)	—	(0.49)
Year Ended February 28, 2007	10.56	0.47	(g)	0.11	0.58	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	10.90	0.33		(0.33)	—	(0.34)	—	(0.34)
Year Ended June 30, 2005	10.77	0.53		0.14	0.67	(0.54)	—	(0.54)
Year Ended June 30, 2004	11.18	0.50		(0.38)	0.12	(0.53)	—	(0.53)
Year Ended June 30, 2003	10.82	0.64		0.36	1.00	(0.63)	(0.01)	(0.64)

Ultra
Six Months Ended August 31, 2008 (Unaudited)	11.03	0.28	(g)	(0.41)	(0.13)	(0.27)	—	(0.27)
Year Ended February 29, 2008	10.67	0.52	(g)	0.36	0.88	(0.52)	—	(0.52)
Year Ended February 28, 2007	10.56	0.50	(g)	0.10	0.60	(0.49)	—	(0.49)
July 1, 2005 through February 28, 2006 (e)	10.90	0.35		(0.34)	0.01	(0.35)	—	(0.35)
February 22, 2005 (f) through June 30, 2005	10.84	0.19		0.07	0.26	(0.20)	—	(0.20)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.63	(1.38)%	$872,849	0.75%	4.78%	0.97%	8%
11.04	8.21 (h)	780,006	0.75	4.51	0.99	14
10.67	5.42	560,556	0.75	4.36	0.94	8
10.57	(0.11)	394,309	0.75	4.54	0.97	13
10.91	6.23	373,401	0.82	4.52	1.09	16
10.77	0.84	349,290	0.85	4.34	1.16	20
11.18	9.20	429,859	0.85	5.57	1.17	23

10.62	(1.72)	77,174	1.40	4.13	1.47	8
11.03	7.49 (h)	78,048	1.40	3.86	1.49	14
10.66	4.75	74,963	1.40	3.72	1.44	8
10.56	(0.55)	85,667	1.40	3.89	1.47	13
10.90	5.57	94,897	1.47	3.87	1.68	16
10.76	0.28	98,064	1.50	3.69	1.81	20
11.17	8.53	134,915	1.50	4.92	1.82	23

10.68	(1.68)	191,776	1.40	4.14	1.47	8
11.09	7.38 (h)	133,975	1.40	3.86	1.49	14
10.73	4.83	65,579	1.40	3.72	1.44	8
10.62	(0.55)	57,530	1.40	3.89	1.47	13
10.96	5.53	64,238	1.47	3.87	1.70	16
10.82	0.17	79,323	1.50	3.69	1.81	20
11.23	8.59	123,308	1.50	4.90	1.82	23

10.63	(1.21)	2,753,199	0.60	4.93	0.72	8
11.03	8.25 (h)	2,456,097	0.60	4.66	0.73	14
10.67	5.69	2,128,674	0.60	4.52	0.69	8
10.56	(0.02)	2,742,810	0.60	4.69	0.72	13
10.90	6.36	2,754,702	0.60	4.72	0.79	16
10.77	1.13	4,902,736	0.60	4.60	0.81	20
11.18	9.51	4,365,709	0.60	5.80	0.82	23

10.63	(1.13)	742,360	0.40	5.13	0.47	8
11.03	8.48 (h)	782,067	0.40	4.86	0.48	14
10.67	5.88	711,527	0.40	4.72	0.44	8
10.56	0.12	703,229	0.40	4.89	0.47	13
10.90	2.44	649,060	0.40	5.00	0.43	16

JPMORGAN INTERMEDIATE TAX FREE BOND FUND

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.54	$0.18		$0.21	$0.39	$(0.18)	$—	$(0.18)
Year Ended February 29, 2008	10.77	0.39	(g)	(0.24)	0.15	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.77	0.39	(g)	— (h)	0.39	(0.39)	— (h)	(0.39)
September 1, 2005 to February 28, 2006 (e)	10.94	0.20		(0.14)	0.06	(0.19)	(0.04)	(0.23)
Year Ended August 31, 2005	11.11	0.39		(0.13)	0.26	(0.39)	(0.04)	(0.43)
December 31, 2003 (f) to August 31, 2004	11.10	0.27	(g)	0.01	0.28	(0.27)	—	(0.27)

Class B
Six Months Ended August 31, 2008 (Unaudited)	10.38	0.15		0.21	0.36	(0.15)	—	(0.15)
Year Ended February 29, 2008	10.61	0.31	(g)	(0.23)	0.08	(0.31)	—	(0.31)
Year Ended February 28, 2007	10.62	0.32	(g)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 to February 28, 2006 (e)	10.79	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	10.98	0.31		(0.15)	0.16	(0.31)	(0.04)	(0.35)
December 31, 2003 (f) to August 31, 2004	11.10	0.21	(g)	(0.12)	0.09	(0.21)	—	(0.21)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.41	0.19		0.21	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2008	10.64	0.40	(g)	(0.23)	0.17	(0.40)	—	(0.40)
Year Ended February 28, 2007	10.65	0.41	(g)	(0.01)	0.40	(0.41)	— (h)	(0.41)
September 1, 2005 to February 28, 2006 (e)	10.82	0.20		(0.13)	0.07	(0.20)	(0.04)	(0.24)
Year Ended August 31, 2005	11.00	0.40		(0.14)	0.26	(0.40)	(0.04)	(0.44)
Year Ended August 31, 2004	10.93	0.41	(g)	0.15	0.56	(0.41)	(0.08)	(0.49)
Year Ended August 31, 2003	11.15	0.42		(0.15)	0.27	(0.42)	(0.07)	(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(j)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.75	3.76%		$93,445	0.75%	3.43%	0.92%		7%
10.54	1.42	(i)	68,249	0.75	3.62	0.93		18
10.77	3.73		54,750	0.75	3.67	0.93		19
10.77	0.53		57,348	0.75	3.62	0.94		6
10.94	2.35		60,474	0.75	3.56	0.97		28
11.11	2.55		726	0.75	3.52	9.03	(j)	65

10.59	3.46		5,763	1.42	2.76	1.42		7
10.38	0.74	(i)	6,091	1.43	2.94	1.43		18
10.61	2.99		7,550	1.43	3.02	1.43		19
10.62	0.20		10,023	1.43	3.01	1.44		6
10.79	1.47		10,845	1.43	2.95	1.43		28
10.98	0.85		22	1.50	2.86	13.40	(j)	65

10.62	3.87		2,740,386	0.59	3.59	0.67		7
10.41	1.61	(i)	2,429,113	0.59	3.78	0.68		18
10.64	3.84		2,374,148	0.59	3.85	0.68		19
10.65	0.63		2,302,094	0.59	3.84	0.69		6
10.82	2.42		1,668,674	0.62	3.74	0.70		28
11.00	5.19		1,103,996	0.66	3.71	0.73		65
10.93	2.44		1,159,000	0.66	3.73	0.74		56

APPENDIX F
RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS

Only shareholders of record of the Acquired Funds at the close of business on the Record Date are entitled to receive notice of, and to vote at, their respective Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date
JPMorgan Bond Fund	17,031,307.572
JPMorgan Short Term Bond Fund	2,936,276.393
JPMorgan Intermediate Bond Fund	84,668,414.509
JPMorgan Kentucky Municipal Bond Fund	6,595,639.200
JPMorgan Louisiana Municipal Bond Fund	7,203,161.446
JPMorgan West Virginia Municipal Bond Fund	8,643,056.180
JPMorgan Tax Aware Enhanced Income Fund	6,393,233.130
JPMorgan Tax Aware Short-Intermediate Income Fund	22,809,774.345

As of March 23, 2009, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of any of the Acquired Funds or Acquiring Funds. Shareholders indicated with an (*) below holding greater than 25% or more of a Fund are “controlling persons” of that Fund under the 1940 Act.

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
JPMorgan Bond Fund
Class A Shares	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.19%	0.67%	0.08%
Class B Shares	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.08%	0.11%	0.01%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.58%	0.26%	0.03%
	STATE STREET BANK & TRUST CO CUST FOR THE TRAD IRA OF RICHARD W KEOUGH 531 E 20TH ST APT 2E NEW YORK NY 10010-7632	11.65%	0.26%	0.03%
Class C Shares	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.65%	0.23%	0.03%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.25%	0.86%	0.11%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	9.84%	0.40%	0.05%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
Select Class Shares	CHARLES SCHWAB & CO INC* SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	43.05%	18.17%	2.29%
	JPMORGAN CHASE BANK CUSTODIAN FBO M&I 401K PLAN TRUST DTD 10/1/99 PO BOX 419784 KANSAS CITY MO 64141-6784	9.35%	3.95%	0.50%
	JPMORGAN CHASE BANK CUSTODIAN CUST FBO NPD GROUP INC 401K PLAN PO BOX 419784 KANSAS CITY MO 64141-6784	8.16%	3.45%	0.43%
	JPMORGAN CHASE BANK TR EDISON ELECTRIC INSTITUTE COOPERATIVE SAVINGS PLAN ATTN: RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	6.02%	2.54%	0.32%
	JPMORGAN CHASE BANK TRUSTEE FBO AQUILA INC RETIREMENT INVESTMENT PLAN ATTN: RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	5.97%	2.52%	0.32%
Institutional Class Shares	NFS LLC FBO* NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	48.81%	8.13%	1.02%
	NFS LLC FBO* NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	31.10%	5.18%	0.65%
	SEI PRIVATE TRUST CO C/O M&T BANK ATTN MUTUAL FUNDS ONE FREEDOM VALLEY DR OAKS PA 19456	6.55%	1.09%	0.14%
	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	8.04%	1.34%	0.17%
Ultra Shares	JPMIM AS AGENT FOR * WINTHROP UNIVERSITY SELF-INSURANCE TRUST DATED 3/8/77 ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	34.31%	8.24%	1.04%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
	JPMIM AS AGENT FOR WINTHROP* UNIVERSITY HOSPITAL ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	55.13%	13.24%	1.67%
	JPMORGAN CHASE AS TRUSTEE FBO FITCH INC 401K PLAN & TRUST C/O JPMORGAN RETIREMENT PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.53%	2.53%	0.32%
JPMorgan Core Plus Bond Fund
Class A Shares	CHARLES SCHWAB TRUST CO TTEE HAY RET PLAN & CAP ACCUM 215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	8.59%	0.57%	0.50%
Class C Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	17.31%	0.42%	0.36%
R2 Class Shares	JP MORGAN INVESTMENT MGMT* ATTN BEVERLY HOYNG 1111 POLARIS PARKWAY STE 2F COLUMBUS OH 43240-2031	100.00%	0.01%	0.01%
Select Class Shares	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN KIM CATINO/KARINA VOLVOVSKY 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601	27.69%	24.62%	21.52%
	JPMIM AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN KIM CATINO/KARINA VOLVOVSKY 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601	20.68%	18.39%	16.07%
	JPMIM AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KIM CATINO/KARINA VOLVOVSKY 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601	15.22%	13.53%	11.83%
	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	24.56%	21.84%	19.09%
Ultra Shares	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	100.00%	1.45%	1.27%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
JPMorgan Short Term Bond Fund
Class A Shares	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.32%	1.10%	0.01%
	MG TRUST COMPANY CUST. FBO GRIFFIN, KUBIK, STEPHENS & THOMPSON 700 17TH STREET SUITE 300 DENVER CO 80202-3531	12.05%	1.60%	0.01%
	NFS LLC FBO RUTH ENNIS WILLIAM MICHAEL ENNIS II 182 KING GEORGE ST DANIEL ISLAND SC 29492-8129	5.79%	0.77%	0.01%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.73%	1.29%	0.01%
Select Class Shares	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15.67%	5.14%	0.04%
	MLPF&S FOR THE SOLE BENEFIT* OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	45.93%	15.07%	0.11%
	SOUTHWEST SECURITIES INC FBO JANE A FISH PO BOX 509002 DALLAS TX 75250-9002	7.40%	2.43%	0.02%
Institutional Class Shares	BAUSCH & LOMB FOUNDATION, INC. ATTNDANIEL VANDUZER 1 BAUSCH AND LOMB PL ROCHESTER NY 14604-2701	6.38%	3.44%	0.02%
	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	13.92%	7.51%	0.05%
	PROF SHAR RET PLAN—KKR & CO VOLUNTARY CONTRIBUTION A/C FBO JEROME KOHLBERG ATTN: RICHARD KREIDER 111 RADIO CIRCLE DR MOUNT KISCO NY 10549-2609	16.73%	9.03%	0.06%
	VIRGINIA TECH ALUMNI ASSOCIATION ATTN THOMAS C TILLAR JR HOLTZMAN ALUMNI CENTER 0102 BLACKSBURG VA 24061-0001	6.09%	3.28%	0.02%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
	WELLS FARGO BANK NA FBO* CASTLE & COOKE, INC. SALARIED-DISB PO BOX 1533 MINNEAPOLIS MN 55480-1533	42.78%	23.08%	0.16%
	WELLS FARGO BANK NA FBO CASTLE & COOKE, INC. HOURLY-DISB AC PO BOX 1533 MINNEAPOLIS MN 55480-1533	12.77%	6.89%	0.05%
JPMorgan Short Duration Bond Fund
Class B Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	5.85%	0.01%	0.01%
Class C Shares	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.80%	0.07%	0.07%
Select Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	35.22%	28.75%	28.54%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	55.78%	45.53%	45.21%
Ultra Shares	DANIEL WEGMAN AS AGENT FOR ESTATE OF ROBERT B WEGMAN ATTN BRENT GRANGER/MIKE STONE 1111 POLARIS PKWY FL 3F COLUMBUS OH 43240-2031	10.09%	1.33%	1.32%
	JPMIM AS AGENT FOR UNIV HOSPITALS HEALTH SYSTEM POOL 3 ATTN MANI THAIMANY 1111 POLARIS PKWY OH1-0213 COLUMBUS OH 43240-2031	15.29%	2.01%	2.00%
	JPMIM AS AGENT FOR TRINITY INDUSTRIES INC ATTN CAREY MILLER OR MICHAEL STONE 1111 POLARIS PKWY FL3 OH1-0213 COLUMBUS OH 43240-2031	7.08%	0.93%	0.93%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	37.00%	4.87%	4.84%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	27.68%	3.64%	3.62%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
JPMorgan Intermediate Bond Fund
Class A Shares	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	5.57%	0.64%	0.09%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	5.92%	0.68%	0.09%
Class B Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	6.62%	0.29%	0.04%
Class C Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	22.49%	0.89%	0.12%
Select Class Shares	JPMIM AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KIM CATINO/KARINA VOLVOVSKY 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601	8.11%	5.50%	0.74%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	66.79%	45.28%	6.13%
Ultra Shares	STRAFE & CO * BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	99.91%	12.37%	1.67%
JPMorgan Core Bond Fund
Class B Shares	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	9.26%	0.14%	0.12%
Class C Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	10.25%	0.52%	0.45%
R2 Class Shares	JP MORGAN INVESTMENT MGMT* ATTN BEVERLY HOYNG 1111 POLARIS PARKWAY STE 2F COLUMBUS OH 43240-2031	83.07%	0.00%	0.00%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	16.93%	0.00%	0.00%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
R5 Class Shares	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	24.93%	1.18%	1.02%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	17.33%	0.82%	0.71%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2010 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	12.63%	0.60%	0.52%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	10.44%	0.49%	0.43%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.40%	0.25%	0.22%
	JPMIM FBO JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.12%	0.62%	0.54%
Select Class Shares	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10.65%	5.34%	4.61%
	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	16.42%	8.23%	7.11%
	JPMIM AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KIM CATINO/KARINA VOLVOVSKY 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601	5.46%	2.74%	2.37%
	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	11.17%	5.60%	4.84%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization**
	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	16.02%	8.03%	6.94%
Ultra Class Shares	JPMORGAN CHASE 401(K) SAVINGS PLAN* ATTN STEPHEN D RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001	41.58%	5.79%	5.01%
	NFS LLC FBO FIIOC INC 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	7.59%	1.06%	0.91%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	32.17%	4.48%	3.87%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Tax Aware Enhanced Fund only) After Reorga- nization**	Percentage of Combined Fund (with JPMorgan Tax Aware Short- Intermediate Income Fund only) After Reorga- nization**	Percentage of Combined Fund (with both JPMorgan Tax Aware Enhanced Fund and JPMorgan Tax Aware Short-Intermediate Income Fund) After Reorga- nization**
JPMorgan Tax Aware Enhanced Income Fund
Class A Shares	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.18%	0.13%	0.02%	NA	0.01%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	11.66%	0.25%	0.04%	NA	0.03%
	RAYMOND JAMES & ASSOC INC FBO JOSEPH CARANNANTE 40 DELAFIELD AVE STATEN ISLAND NY 10301-2702	9.38%	0.20%	0.03%	NA	0.02%
	RAYMOND JAMES & ASSOC INC FBO MARYLYN P PAULEY & GWENETH P HOBBS TTEE RUTH PROSSER-BEERS LIVING TRUST PO BOX 3759 KETCHUM ID 83340-3759	7.49%	0.16%	0.03%	NA	0.02%
	UBS FINANCIAL SERVICES INC. FBO TERRELL R BRIDGES 4109 MORROW ST GUNTERSVILLE AL 35976-1935	14.84%	0.31%	0.05%	NA	0.03%
Institutional Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	63.89%	44.69%	7.77%	NA	4.84%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Tax Aware Enhanced Fund only) After Reorga- nization**	Percentage of Combined Fund (with JPMorgan Tax Aware Short- Intermediate Income Fund only) After Reorga- nization**	Percentage of Combined Fund (with both JPMorgan Tax Aware Enhanced Fund and JPMorgan Tax Aware Short-Intermediate Income Fund) After Reorga- nization**
	JW SPEAKER CORPORATION ATTN DIANE CANTWELL PO BOX 1011 GERMANTOWN WI 53022-8211	11.67%	8.16%	1.42%	NA	0.88%
	NFS LLC FBO ALBERT DELIGHTER TTEE ALBERT DELIGHTER TRUST U/A 11/7/91 180 E PEARSON ST APT 6102 CHICAGO IL 60611-2190	7.13%	4.99%	0.87%	NA	0.54%
	NFS LLC FBO LUCILLE DELIGHTER TTEE LUCILLE DELIGHTER TRUST U/A 11/7/91 180 E PEARSON ST APT 6102 CHICAGO IL 60611-2190	7.13%	4.99%	0.87%	NA	0.54%
Select Class Shares	JPMORGAN CHASE BANK N.A. * FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	70.65%	19.74%	3.43%	NA	2.14%
	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	20.59%	5.75%	1.00%	NA	0.62%
JPMorgan Tax Aware Short-Intermediate Income Fund
Institutional Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	98.69%	21.83%	NA	9.23%	8.23%
Select Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	74.06%	57.68%	NA	24.39%	21.75%
	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	16.96%	13.21%	NA	5.59%	4.98%
JPMorgan Short-Intermediate Municipal Bond Fund
Class B Shares	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	7.98%	0.08%	0.07%	0.05%	0.04%
	NFS LLC FEBO GENE BRADLEY TOD DTD 09/29/08 19578 BRENTWOOD ST LIVONIA MI 48152-2204	5.98%	0.06%	0.05%	0.03%	0.03%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Tax Aware Enhanced Fund only) After Reorga- nization**	Percentage of Combined Fund (with JPMorgan Tax Aware Short- Intermediate Income Fund only) After Reorga- nization**	Percentage of Combined Fund (with both JPMorgan Tax Aware Enhanced Fund and JPMorgan Tax Aware Short-Intermediate Income Fund) After Reorga- nization**
Class C Shares	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.85%	0.75%	0.62%	0.44%	0.39%
Select Class Shares	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	19.74%	13.04%	10.77%	7.53%	6.71%
	MAC & CO ATTN MUTUAL FUND OPERATIONS 525 WILLIAM PENN PLACE PO BOX 3198 PITTSBURGH PA 15230-3198	15.50%	10.24%	8.46%	5.91%	5.27%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	59.66%	39.42%	32.56%	22.75%	20.28%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Louisiana Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan West Virginia Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund) After Reorganization**
JPMorgan Kentucky Municipal Bond Fund
Class A Shares	NFS LLC FEBO RUTH NELSON 2124 MARYLAND AVE LOUISVILLE KY 40205-1367	5.03%	1.00%	0.01%	N/A	N/A	0.01%
Class B Shares	NFS LLC FBO PATSY W STRONG 993 EDGEWATER DR LEXINGTON KY 40502-3011	5.53%	0.18%	0.00%	N/A	N/A	0.00%
Select Class Shares	STRAFE & CO * BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	87.16%	67.04%	1.00%	N/A	N/A	0.97%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Louisiana Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan West Virginia Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund) After Reorganization**
JPMorgan Louisiana Municipal Bond Fund
Class A Shares	NFS LLC FBO JIMMIE L ORTEGO RUTH C ORTEGO PO BOX 844 CARENCRO LA 70520-0844	6.04%	3.65%	N/A	0.06%	N/A	0.06%
Select Class Shares	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.68%	2.93%	N/A	0.05%	N/A	0.05%
	RAYMOND JAMES & ASSOC INC FBO WILLIAM A ROBINSON TTEE UA DTD 1/27/95 WILLIAM A ROBINSON TRUST 755 BAYWOOD DR STE 180 PETALUMA CA 94954-5509	20.32%	6.85%	N/A	0.11%	N/A	0.11%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	32.96%	11.11%	N/A	0.18%	N/A	0.17%
JPMorgan West Virginia Municipal Bond Fund
Class A Shares	NFS LLC FEBO SUSAN H SMITH ROBERT SMITH 19 BRITTANY WOODS RD CHARLESTON WV 25314-1501	7.68%	1.20%	N/A	N/A	0.02%	0.02%
	NFS LLC FEBO JOSEPH C GLAUB TOD DTD 12/02/2005 PO BOX 100 STEUBENVILLE OH 43952-5100	7.45%	1.16%	N/A	N/A	0.02%	0.02%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.50%	0.86%	N/A	N/A	0.02%	0.02%
Class B Shares	NFS LLC FEBO GREGORY A MCCOMAS PO BOX 262 PEACH CREEK WV 25639-0262	8.03%	0.27%	N/A	N/A	0.01%	0.01%
Select Class Shares	NFS LLC FBO SECURITY NATIONAL TRUST CO 1300 CHAPLINE ST WHEELING WV 26003-3348	20.87%	16.90%	N/A	N/A	0.33%	0.32%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Louisiana Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan West Virginia Municipal Bond Fund only) After Reorganization**	Percentage of Combined Fund (with JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund) After Reorganization**
	STRAFE & CO * BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	69.58%	56.36%	N/A	N/A	1.10%	1.06%
JPMorgan Intermediate Tax Free Fund
Class A Shares	JPMORGAN CHASE BANK N.A. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	5.06%	0.21%	0.21%	0.21%	0.21%	0.20%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	19.39%	0.81%	0.80%	0.80%	0.80%	0.77%
Class B Shares	MERRILL LYNCH PIERCE* FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	27.48%	0.04%	0.04%	0.04%	0.04%	0.04%
Class C Shares	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	11.73%	0.12%	0.12%	0.12%	0.12%	0.11%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.60%	0.06%	0.06%	0.06%	0.06%	0.05%
Institutional Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	93.42%	18.46%	18.18%	18.16%	18.10%	17.56%
Select Class Shares	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	61.49%	46.06%	45.37%	45.32%	45.16%	43.81%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PKWY PO BOX 710027 COLUMBUS OH 43271-0001	26.26%	19.67%	19.38%	19.36%	19.29%	18.71%

**	On a pro forma basis assuming the value of the shareholder’s interest in the Fund on the date of consummation is the same as on March 23, 2009.

As of the December 31, 2008, the officers and Trustees of JPMorgan Trust I beneficially owned as a group less than 1% of the outstanding securities of each of the JPMorgan Trust I Funds.

As of the December 31, 2008, the officers and Trustees of JPMorgan Trust II beneficially owned as a group less than 1% of the outstanding securities of each of JPMorgan Trust II Funds.

The votes of the shareholders of the Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

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PROXY-FI-N14

PART B

JPMORGAN TRUST I
JPMORGAN TRUST II

Statement of Additional Information

April 24, 2009

Acquired Funds	Acquiring Funds

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
(a series of JPMorgan Trust I)	(a series of JPMorgan Trust II)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund
(a series of JPMorgan Trust I)	(a series of JPMorgan Trust II)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short-Intermediate Municipal Bond
(a series of JPMorgan Trust I)	Fund (known as JPMorgan Short Term Municipal
245 Park Avenue	Bond Fund until 4/30/09)
New York, New York 10167	(a series of JPMorgan Trust II)
245 Park Avenue
New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Tax Aware Short-Intermediate	JPMorgan Short-Intermediate Municipal Bond
Income Fund	Fund (known as JPMorgan Short Term Municipal
(a series of JPMorgan Trust I)	Bond Fund until 4/30/09)
245 Park Avenue	(a series of JPMorgan Trust II)
New York, New York 10167	245 Park Avenue
New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust II)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Kentucky Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Louisiana Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
245 Park Avenue	245 Park Avenue
New York, New York 10167	New York, New York 10167

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated April 24, 2009, relating specifically to the proposed transfer of:

a.

all of the assets of JPMorgan Bond Fund to JPMorgan Core Plus Bond Fund and the assumption of all the liabilities of JPMorgan Bond Fund in exchange for shares of JPMorgan Core Plus Bond Fund having an aggregate net asset value equal to those of JPMorgan Bond Fund;

b.

all of the assets of JPMorgan Short Term Bond Fund to JPMorgan Short Duration Bond Fund and the assumption of all the liabilities of JPMorgan Short Term Bond Fund in exchange for shares of JPMorgan Short Duration Bond Fund having an aggregate net asset value equal to those of JPMorgan Short Term Bond Fund;

c.

all of the assets of JPMorgan Tax Aware Enhanced Income Fund to JPMorgan Short-Intermediate Municipal Bond Fund and the assumption of all the liabilities of JPMorgan Tax Aware Enhanced Income Fund in exchange for shares of JPMorgan Short-Intermediate Municipal Bond Fund having an aggregate net asset value equal to those of JPMorgan Tax Aware Enhanced Income Fund; and

d.

all of the assets of JPMorgan Tax Aware Short-Intermediate Income Fund to JPMorgan Short-Intermediate Municipal Bond Fund and the assumption of all the liabilities of JPMorgan Tax Aware Short-Intermediate Income Fund in exchange for shares of JPMorgan Short-Intermediate Municipal Bond Fund having an aggregate net asset value equal to those of JPMorgan Tax Aware Short-Intermediate Income Fund;

e.

all of the assets of JPMorgan Intermediate Bond Fund to JPMorgan Core Bond Fund and the assumption of all the liabilities of JPMorgan Intermediate Bond Fund in exchange for shares of JPMorgan Core Bond Fund having an aggregate net asset value equal to those of JPMorgan Intermediate Bond Fund;

f.

all of the assets of JPMorgan Kentucky Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan Kentucky Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan Kentucky Municipal Bond Fund;

g.

all of the assets of JPMorgan Louisiana Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan Louisiana Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan Louisiana Municipal Bond Fund; and

h.

all of the assets of JPMorgan West Virginia Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan West Virginia Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan West Virginia Municipal Bond Fund.

To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528 or call (866) 963-6135.  The transfers are to occur pursuant to certain Agreements and Plans of Reorganization.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1.	General Information

2.	Documents Incorporated by Reference, including Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Bond Fund and JPMorgan Core Plus Bond Fund

4.	Pro Forma Financial Statements and Notes for JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund and JPMorgan Short-Intermediate Municipal Bond Fund

5.	Pro Forma Financial Statements and Notes for JPMorgan Intermediate Bond Fund and JPMorgan Core Bond Fund

GENERAL INFORMATION

A Combined Special Meeting of Shareholders of the Acquired Funds of JPMorgan Trust I and JPMorgan Trust II will be held to consider the proposed Reorganizations at the offices of J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167, on Monday, June 15, 2009 at 10:00 a.m., New York time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of JPMorgan Core Plus Bond Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Core Bond Fund, and JPMorgan Intermediate Tax Free Bond Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.

The information concerning the JPMorgan Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Duration Bond Fund, JPMorgan Intermediate Bond Fund, and JPMorgan Core Bond Fund in the Statement of Additional Information for the JPMorgan Income Funds dated July 1, 2008, as supplemented;

2.

The information concerning the JPMorgan Short Term Municipal Bond Fund (to be renamed JPMorgan Short-Intermediate Municipal Bond Fund as of 4/30/09), JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Bond Fund, JPMorgan West Virginia Bond Fund, and JPMorgan Intermediate Tax Free Bond Fund in the Statement of Additional Information for the JPMorgan Municipal Bond Funds dated July 1, 2008, as supplemented;

3.

The information concerning the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund in the Statement of Additional Information for the JPMorgan Tax Aware Funds dated February 28, 2009, as supplemented;

4.

The Financial Statements of the JPMorgan Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Duration Bond Fund, JPMorgan Intermediate Bond Fund, and JPMorgan Core Bond Fund as included in the JPMorgan Income Funds’ Annual Report filed for the year ended February 29, 2008;

5.

The Financial Statements of the JPMorgan Short Term Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Bond Fund, and JPMorgan West Virginia Bond Fund as included in the JPMorgan Municipal Bond Funds’ Annual Report filed for the year ended February 29, 2008;

6.	The Financial Statements of the JPMorgan Intermediate Tax Free Bond Fund as included in the JPMorgan Tax Free Funds’ Annual Report filed for the year ended February 28, 2009;

7.

The Financial Statements of the JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund as included in the JPMorgan Tax Aware Funds’ Annual Report filed for the year ended October 31, 2008;

8.

The Financial Statements of the JPMorgan Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Duration Bond Fund, JPMorgan Intermediate Bond Fund, and JPMorgan Core Bond Fund as included in the JPMorgan Income Funds’ Semi-Annual Report filed for the period ended August 31, 2008;

9.

The Financial Statements of the JPMorgan Short Term Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Bond Fund, and JPMorgan West Virginia Bond Fund as included in the JPMorgan Municipal Bond Funds’ Semi-Annual Report filed for the period ended August 31, 2008; and

10.	The Financial Statements of the JPMorgan Intermediate Tax Free Bond Fund as included in the JPMorgan Tax Free Funds’ Semi-Annual Report filed for the period ended August 31, 2008.

Shown below are the financial statements for each Acquired Fund and Acquiring Fund (the “Funds”) except for the following Reorganizations for which pro forma financial statements are not required to be shown:

•	JPMorgan Short Term Bond Fund and the JPMorgan Short Duration Bond Fund and
•	JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan West Virginia Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund,

as of the dates indicated and pro forma financial statements for the combined Funds (each, a “Combined Fund”), assuming the reorganization of the applicable Acquired Fund into the Acquiring Fund had been consummated on September 1, 2007.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

JPMorgan Bond Fund/JPMorgan Core Plus Fund
Combined Schedule of Portfolio Investments
As of August 31, 2008 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Long-Term Investments — 107.7%
				Asset-Backed Securities — 3.4%
2,240				Accredited Mortgage Loan Trust, Series 2006-1,	2,240
	1,898			Class A3, VAR, 2.65%, 04/25/36 (m)		1,898
84				American Express Credit Account Master Trust,	84
	82			Series 2004-C, Class C, VAR, 2.97%, 02/15/12 (e) (m)		82
		959		Ameriquest Mortgage Securities, Inc., Series	959
			912	2003-13, Class AF6, SUB, 5.09%, 01/25/34		912
650	635			Bank of America Credit Card Trust, Series 2006-	650
				C4, Class C4, VAR, 2.70%, 11/15/11 (m)		635
		129		BankBoston Home Equity Loan Trust, Series	129
			114	1998-1, Class A6, 6.35%, 02/25/13		114
				Bear Stearns Asset Backed Securities Trust,
		1,344	1,105	Series 2003-SD2, Class 2A, VAR, 5.68%, 06/25/43	1,344	1,105
		2,031	1,434	Series 2006-SD1, Class A, VAR, 2.84%, 04/25/36 (i)	2,031	1,434
				Capital One Auto Finance Trust,
		615	608	Series 2007-C, Class A2B, VAR, 2.89%, 05/17/10	615	608
		1,500	1,413	Series 2007-C, Class A3A, 5.13%, 04/16/12	1,500	1,413
				Capital One Prime Auto Receivables Trust,
491	489			Series 2005-1, Class A4, VAR, 2.49%, 04/15/11 (m)	491	489
		880	884	Series 2006-2, Class A3, 4.98%, 09/15/10	880	884
775	778			Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	775	778
				Citibank Credit Card Issuance Trust,
1,010	965			Series 2006-C4, Class C4, VAR, 2.68%, 01/09/12 (m)	1,010	965
		1,372	1,281	Series 2007-A3, Class A3, 6.15%, 06/15/39	1,372	1,281
2,085				Citigroup Mortgage Loan Trust, Inc.,	2,085
	1,517			Series 2007-12, Class 2A1, 6.50%, 10/25/36 (e) (m)		1,517
				CNH Equipment Trust,
17	17			Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	17	17
		570	566	Series 2008-B, Class A3A, 4.78%, 07/16/12	570	566
		901		Community Program Loan Trust, Series 1987-A,	901
			891	Class A4, 4.50%, 10/01/18		891
				Countrywide Asset-Backed Certificates,
1,397	1,177			Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	1,397	1,177
8	7			Series 2004-1, Class 3A, VAR, 2.75%, 04/25/34 (m)	8	7
590	448			Series 2004-1, Class M1, VAR, 2.97%, 03/25/34 (m)	590	448
480	407			Series 2004-1, Class M2, VAR, 3.02%, 03/25/34 (m)	480	407
		1,874	1,493	Series 2004-6, Class M1, VAR, 3.07%, 10/25/34 (i)	1,874	1,493
		230	61	Series 2004-13, Class MV8, VAR, 4.17%, 01/25/35 (i)	230	61
161	159			Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	161	159
420	361			Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	420	361
				Countrywide Home Equity Loan Trust,
112	79			Series 2004-1, Class A, VAR, 2.76%, 02/15/34 (m)	112	79
133	96			Series 2004-K, Class 2A, VAR, 2.77%, 02/15/34 (m)	133	96
		872		Credit-Based Asset Servicing and Securitization	872
			819	LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36		819
		138		CS First Boston Mortgage Securities Corp.,	138
			130	Series 2002-HE4, Class AF, 5.51%, 08/25/32 (i)		130
		635		Discover Card Master Trust, Series 2008-A4,	635
			621	Class A4, 5.65%, 12/15/15		621
991				Ford Credit Auto Owner Trust, Series 2007-A,	991
	997			Class A2A, 5.42%, 04/15/10 (m)		997
25				GE Equipment Small Ticket LLC, Series 2005-1A,	25
	25			Class A3, 4.38%, 07/22/09 (e) (m)		25
				GSAMP Trust,
7	5			Series 2004-OPT, Class A1, VAR, 2.81%, 11/25/34 (m)	7	5
366	348			Series 2005-WMC2, Class A2B, VAR, 2.73%, 11/25/35 (m)	366	348
5,112				Helios Finance LP, (Cayman Islands),	5,112
	2,812			Series 2007-S1, Class B1, VAR, 3.17%, 10/20/14 (e) (f) (i)		2,812
2,240				HSI Asset Securitization Corp. Trust, Series	2,240
	1,708			2006-OPT2, Class 2A3, VAR, 2.66%, 01/25/36 (m)		1,708
				K2 (USA) LLC,
2,500				VAR, 5.62%, 02/15/10 (f) (i) (s) (v)	2,500
8,000				Series 2, VAR, 5.61%, 02/15/11 (f) (i) (s) (v)	8,000
9,000				Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	9,000
8,500				Series 2007-2I, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	8,500
9,000				Series 2007-2J, VAR, 5.81%, 02/15/11 (f) (i) (s) (v)	9,000
456	296			Lehman XS Trust, Series 2005-7N, Class 1A1A,	456
				VAR, 2.74%, 12/25/35 (m)		296
3,100				Links Finance LLC, VAR, 3.05%, 09/15/08 (e) (f) (i) (s)	3,100
				Long Beach Mortgage Loan Trust,
910	693			Series 2004-1, Class M1, VAR, 2.97%, 02/25/34 (m)	910	693
610	456			Series 2004-1, Class M2, VAR, 3.02%, 02/25/34 (m)	610	456
		68	2	Series 2004-2, Class B, VAR, 5.97%, 06/25/34 (e) (i)	68	2
670	511			Series 2004-3, Class M1, VAR, 3.04%, 07/25/34 (m)	670	511

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		76	11	Series 2004-5, Class M6, VAR, 4.97%, 09/25/34	76	11
				MASTR Asset Backed Securities Trust,
696	687			Series 2006-AB1, Class A1, VAR, 2.61%, 02/25/36 (m)	696	687
2,240	1,952			Series 2006-NC1, Class A3, VAR, 2.66%, 01/25/36 (m)	2,240	1,952
		1,000		MBNA Credit Card Master Note Trust, Series	1,000
			975	2003-C1, Class C1, VAR, 4.17%, 06/15/12		975
		2,060		Morgan Stanley ABS Capital I, Series 2003-SD1,	2,060
			1,510	Class M1, VAR, 3.97%, 03/25/33 (i)		1,510
1,790				Nationstar Home Equity Loan Trust, Series	1,790
	1,416			2007-C, Class 2AV2, VAR, 2.60%, 06/25/37 (m)		1,416
				New Century Home Equity Loan Trust,
		1,000	816	Series 2003-5, Class AI6, SUB, 5.50%, 11/25/33	1,000	816
610	437			Series 2005-1, Class M1, VAR, 2.92%, 03/25/35 (m)	610	437
1,200				Newcastle Mortgage Securities Trust, Series	1,200
	1,188			2006-1, Class A2, VAR, 2.59%, 03/25/36 (m)		1,188
				Option One Mortgage Loan Trust,
209	171			Series 2003-1, Class A2, VAR, 3.31%, 02/25/33 (m)	209	171
140	123			Series 2003-5, Class A2, VAR, 2.79%, 08/25/33 (m)	140	123
849				Peco Energy Transition Trust, Series 2000-A,	849
	866			Class A3, 7.63%, 03/01/10 (m)		866
1,190				PSE&G Transition Funding LLC, Series 2001-1,	1,190
	1,265			Class A6, 6.61%, 06/15/15 (m)		1,265
677				Residential Asset Mortgage Products, Inc.,	677
	600			Series 2006-RS1, Class AI2, VAR, 2.70%, 01/25/36 (m)		600
				Residential Asset Securities Corp.,
112	98			Series 2002-KS4, Class AIIB, VAR, 2.97%, 07/25/32 (m)	112	98
160	114			Series 2003-KS5, Class AIIB, VAR, 3.05%, 07/25/33 (m)	160	114
71				Specialty Underwriting & Residential Finance,	71
	70			Series 2005-BC3, Class A2B, VAR, 2.72%, 06/25/36 (m)		70
		1,500	1,455	Unipac IX LLC, 13.00%, 04/11/13 (f) (i)	1,500	1,455
				Wachovia Asset Securitization, Inc.,
242	184			Series 2002-HE2, Class A, VAR, 2.90%, 12/25/32 (m)	242	184
150	119			Series 2003-HE3, Class A, VAR, 2.72%, 11/25/33 (m)	150	119
		373		Wachovia Auto Owner Trust, Series 2006-A,	373
			375	Class A3, 5.35%, 02/22/11		375

	26,256		17,476	Total Asset Backed Securities (Cost $72,429, $19,248, and $91,677, respectively)		43,732

				Collateralized Mortgage Obligations — 29.9%
				Agency CMO — 17.2%
		1,411		Federal Home Loan Bank System,	1,411
			1,436	Series 2000-0606, Class Y, 5.27%, 12/28/12		1,436
				Federal Home Loan Mortgage Corp. —
				Government National Mortgage Association,
		332	348	Series 23, Class KZ, 6.50%, 11/25/23	332	348
		2,226	2,284	Series 24, Class J, 6.25%, 11/25/23	2,226	2,284
		393	432	Series 31, Class Z, 8.00%, 04/25/24	393	432
				Federal Home Loan Mortgage Corp. REMICS,
		66	70	Series 11, Class D, 9.50%, 07/15/19	66	70
		31	33	Series 38, Class D, 9.50%, 05/15/20	31	33
		15	17	Series 81, Class A, 8.13%, 11/15/20	15	17
		38	41	Series 84, Class F, 9.20%, 10/15/20	38	41
		22	23	Series 109, Class I, 9.10%, 01/15/21	22	23
		7	8	Series 198, Class Z, 8.50%, 09/15/22	7	8
		221	220	Series 201, Class Z, 8.00%, 02/15/23	221	220
		71	71	Series 1254, Class N, 8.00%, 04/15/22	71	71
		269	282	Series 1316, Class Z, 8.00%, 06/15/22	269	282
		83	83	Series 1343, Class LB, 7.50%, 08/15/22	83	83
		166	167	Series 1456, Class Z, 7.50%, 01/15/23	166	167
		1,000	1,053	Series 1543, Class VN, 7.00%, 07/15/23	1,000	1,053
		49	50	Series 1556, Class H, 6.50%, 08/15/13	49	50
		420	442	Series 1577, Class PV, 6.50%, 09/15/23	420	442
		159	166	Series 1595, Class D, 7.00%, 10/15/13	159	166
		95	98	Series 1611, Class JC, IF, 10.00%, 08/15/23	95	98
		2,424	2,531	Series 1628, Class LZ, 6.50%, 12/15/23	2,424	2,531
		76	76	Series 1630, Class PJ, 6.00%, 05/15/23	76	76
		1,000	1,022	Series 1630, Class PK, 6.00%, 11/15/23	1,000	1,022
		35	35	Series 1667, Class B, 6.00%, 01/15/09	35	35
		16	18	Series 1671, Class QC, IF, 10.00%, 02/15/24	16	18
		40	40	Series 1796, Class B, 6.50%, 12/15/08	40	40
		234	244	Series 2022, Class PE, 6.50%, 01/15/28	234	244
		1,757	1,809	Series 2033, Class K, 6.05%, 08/15/23	1,757	1,809
		1,588	1,669	Series 2036, Class PG, 6.50%, 01/15/28	1,588	1,669
		1,067	1,102	Series 2055, Class OE, 6.50%, 05/15/13	1,067	1,102
		218	50	Series 2089, Class PJ, IO, 7.00%, 10/15/28	218	50
		5,965	6,075	Series 2091, Class PG, 6.00%, 11/15/28	5,965	6,075
		181	182	Series 2123, Class PE, 6.00%, 12/15/27	181	182
		574	607	Series 2201, Class C, 8.00%, 11/15/29	574	607
		152	155	Series 2261, Class ZY, 7.50%, 10/15/30	152	155
		2,083	2,128	Series 2293, Class ZA, 6.00%, 03/15/31	2,083	2,128
		330	342	Series 2297, Class NB, 6.00%, 03/15/16	330	342
		337	344	Series 2310, Class Z, 6.00%, 04/15/31	337	344

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		124	129	Series 2313, Class LA, 6.50%, 05/15/31	124	129
		1,019	789	Series 2325, Class JO, PO, 06/15/31	1,019	789
		2,920	3,058	Series 2330, Class PE, 6.50%, 06/15/31	2,920	3,058
		1,056	1,096	Series 2344, Class QG, 6.00%, 08/15/16	1,056	1,096
		1,140	1,195	Series 2345, Class PQ, 6.50%, 08/15/16	1,140	1,195
		948	983	Series 2368, Class TG, 6.00%, 10/15/16	948	983
		1,884	1,954	Series 2394, Class MC, 6.00%, 12/15/16	1,884	1,954
		710	738	Series 2399, Class PG, 6.00%, 01/15/17	710	738
		300	303	Series 2410, Class QB, 6.25%, 02/15/32	300	303
		1,000	1,040	Series 2430, Class WF, 6.50%, 03/15/32	1,000	1,040
		1,738	1,809	Series 2466, Class DH, 6.50%, 06/15/32	1,738	1,809
108	109			Series 2508, Class PE, 5.50%, 05/15/28 (m)	108	109
		2,000	1,968	Series 2543, Class YX, 6.00%, 12/15/32	2,000	1,968
		641	645	Series 2557, Class WJ, 5.00%, 07/15/14	641	645
		584	506	Series 2564, Class BM, 4.50%, 02/15/33	584	506
		327	308	Series 2602, Class BX, 3.50%, 12/15/22	327	308
		1,515	1,435	Series 2613, Class H, 4.50%, 05/15/18	1,515	1,435
		2,000	1,919	Series 2617, Class GR, 4.50%, 05/15/18	2,000	1,919
		1,277	1,177	Series 2630, Class KX, 4.05%, 06/15/18	1,277	1,177
		6,306	6,055	Series 2636, Class Z, 4.50%, 06/15/18	6,306	6,055
		7,782	745	Series 2641, Class SK, IF, IO, 4.68%, 01/15/18	7,782	745
		920	950	Series 2656, Class AC, 6.00%, 08/15/33	920	950
		1,375	1,313	Series 2656, Class PE, 4.50%, 07/15/18	1,375	1,313
		2,323	2,231	Series 2658, Class A, 4.50%, 08/15/18	2,323	2,231
		1,048	996	Series 2668, Class SB, IF, 5.01%, 10/15/15	1,048	996
		2,682	2,711	Series 2686, Class GB, 5.00%, 05/15/20	2,682	2,711
		602	611	Series 2686, Class SO, IF, 9.27%, 07/15/26	602	611
4,231	333			Series 2701, Class ST, IF, IO, 4.53%, 08/15/21 (m)	4,231	333
		5,000	4,677	Series 2708, Class N, 4.00%, 11/15/18	5,000	4,677
		2,000	1,853	Series 2716, Class UN, 4.50%, 12/15/23	2,000	1,853
		574	588	Series 2717, Class BA, 6.00%, 11/15/30	574	588
345	2			Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	345	2
		472	463	Series 2755, Class SA, IF, 9.27%, 05/15/30	472	463
		1,712	1,681	Series 2756, Class NA, 5.00%, 02/15/24	1,712	1,681
		942	866	Series 2761, Class SM, IF, 9.27%, 01/15/33	942	866
		3,000	3,038	Series 2762, Class LD, 5.00%, 10/15/27	3,000	3,038
		2,000	1,914	Series 2764, Class OE, 4.50%, 03/15/19	2,000	1,914
		2,000	2,025	Series 2764, Class UC, 5.00%, 05/15/27	2,000	2,025
677	11			Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	677	11
		1,121	748	Series 2776, Class SK, IF, 5.38%, 04/15/34	1,121	748
2,566	235			Series 2779, Class SM, IF, IO, 4.68%, 10/15/18 (m)	2,566	235
503	8			Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	503	8
		302	152	Series 2811, Class PO, PO, 06/15/34	302	152
		451	470	Series 2827, Class SQ, IF, 7.50%, 01/15/19	451	470
5,596	294			Series 2861, Class GS, IF, IO, 4.73%, 01/15/21 (m)	5,596	294
		6,404	669	Series 2864, Class NS, IF, IO, 4.63%, 09/15/34	6,404	669
		4,430	553	Series 2888, Class IN, IO, 5.00%, 10/15/18	4,430	553
1,969	61			Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	1,969	61
		556	473	Series 2915, Class SY, IF, 10.08%, 01/15/35	556	473
1,845	1,868			Series 2931, Class GA, 5.00%, 11/15/28 (m)	1,845	1,868
		2,582	229	Series 2942, Class ES, IF, IO, 4.18%, 03/15/35	2,582	229
		546	555	Series 2958, Class KB, 5.50%, 04/15/35	546	555
1,492	89			Series 2971, Class PI, IO, 5.50%, 03/15/26 (m)	1,492	89
245	253			Series 2980, Class QB, 6.50%, 05/15/35 (m)	245	253
		6,882	442	Series 2994, Class SC, IF, IO, 3.13%, 02/15/33	6,882	442
		1,280	1,299	Series 3005, Class PV, IF, 8.85%, 10/15/33	1,280	1,299
		7,355	654	Series 3006, Class XD, IF, IO, 4.13%, 07/15/35	7,355	654
		685	567	Series 3031, Class BN, IF, 12.07%, 08/15/35	685	567
		982	891	Series 3059, Class B, 5.00%, 02/15/35	982	891
		1,000	998	Series 3064, Class OG, 5.50%, 06/15/34	1,000	998
		7,137	698	Series 3089, Class SI, IF, IO, 4.68%, 11/15/30	7,137	698
		1,549	1,195	Series 3117, Class EO, PO, 02/15/36	1,549	1,195
		2,911	2,129	Series 3134, Class PO, PO, 03/15/36	2,911	2,129
		845	619	Series 3138, Class PO, PO, 04/15/36	845	619
2,837	207			Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	2,837	207
		1,683	1,251	Series 3152, Class MO, PO, 03/15/36	1,683	1,251
6,442	857			Series 3174, Class SA, IF, IO, 5.23%, 04/15/36 (m)	6,442	857
		920	940	Series 3205, Class PA, 6.00%, 04/15/27	920	940
		11,892	921	Series 3305, Class IW, IF, IO, 3.98%, 04/15/37	11,892	921
		942	703	Series 3331, Class PO, PO, 06/15/37	942	703
		264	154	Series 3436, Class GO, PO, 05/15/37	264	154
		386		Federal Home Loan Mortgage Corp. Structured	386
				Pass-Through Securities, Series T-54, Class
			396	2A, 6.50%, 02/25/43		396
		1,236		Federal National Mortgage Association Interest	1,236
			324	STRIPS, Series 266, Class 2, IO, 7.50%, 08/01/24		324
				Federal National Mortgage Association REMICS,
		24	27	Series 1988-13, Class C, 9.30%, 05/25/18	24	27
		245	272	Series 1989-72, Class E, 9.35%, 10/25/19	245	272
		8	9	Series 1989-98, Class H, 11.50%, 12/25/19	8	9
		14	16	Series 1990-1, Class D, 8.80%, 01/25/20	14	16
		21	23	Series 1990-110, Class H, 8.75%, 09/25/20	21	23

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund		SECURITY DESCRIPTION	Combined Pro Forma		Combined Pro Forma

Principal Amount	Value	Principal Amount		Value			Principal Amount		Value

		13		15		Series 1990-117, Class E, 8.95%, 10/25/20	13		15
		127		138		Series 1991-141, Class PZ, 8.00%, 10/25/21	127		138
		66		71		Series 1992-31, Class M, 7.75%, 03/25/22	66		71
		74		82		Series 1992-79, Class Z, 9.00%, 06/25/22	74		82
		66		67		Series 1992-101, Class J, 7.50%, 06/25/22	66		67
		731		787		Series 1992-188, Class PZ, 7.50%, 10/25/22	731		787
		58		63		Series 1993-23, Class PZ, 7.50%, 03/25/23	58		63
		483		509		Series 1993-56, Class PZ, 7.00%, 05/25/23	483		509
		293		309		Series 1993-60, Class Z, 7.00%, 05/25/23	293		309
		568		599		Series 1993-79, Class PL, 7.00%, 06/25/23	568		599
		896		948		Series 1993-141, Class Z, 7.00%, 08/25/23	896		948
		465		490		Series 1993-149, Class M, 7.00%, 08/25/23	465		490
		196		197		Series 1993-160, Class AJ, 6.50%, 04/25/23	196		197
		1,888		1,982		Series 1993-160, Class ZA, 6.50%, 09/25/23	1,888		1,982
		155		153		Series 1993-165, Class SA, IF, 13.39%, 09/25/23	155		153
		7		7		Series 1993-175, Class PG, 6.50%, 09/25/08	7		7
		17		12		Series 1993-205, Class H, PO, 09/25/23	17		12
		120		129		Series 1993-255, Class E, 7.10%, 12/25/23	120		129
		353		306		Series 1993-257, Class C, PO, 06/25/23	353		306
		646		668		Series 1994-1, Class L, 6.50%, 01/25/14	646		668
		4,525		4,627		Series 1994-23, Class PX, 6.00%, 08/25/23	4,525		4,627
		73		73		Series 1994-28, Class K, 6.50%, 08/25/23	73		73
		6		6		Series 1994-32, Class Z, 6.50%, 03/25/09	6		6
		223		181		Series 1994-65, Class PK, PO, 04/25/24	223		181
		373		408		Series 1995-4, Class Z, 7.50%, 10/25/22	373		408
		—	(h)	—	(h)	Series 1995-19, Class K, 6.50%, 09/25/08	—	(h)	—	(h)
		649		686		Series 1995-19, Class Z, 6.50%, 11/25/23	649		686
		192		198		Series 1996-59, Class K, 6.50%, 07/25/23	192		198
		239		251		Series 1997-11, Class E, 7.00%, 03/18/27	239		251
		90		94		Series 1997-27, Class J, 7.50%, 04/18/27	90		94
		2,276		227		Series 1997-37, Class SM, IF, IO, 5.50%, 12/25/22	2,276		227
		500		555		Series 1997-42, Class EG, 8.00%, 07/18/27	500		555
		1,602		1,674		Series 1997-63, Class ZA, 6.50%, 09/18/27	1,602		1,674
		2,337		2,546		Series 1999-47, Class JZ, 8.00%, 09/18/29	2,337		2,546
		641		685		Series 2000-8, Class Z, 7.50%, 02/20/30	641		685
		1,243		1,321		Series 2001-4, Class PC, 7.00%, 03/25/21	1,243		1,321
		708		728		Series 2001-5, Class OW, 6.00%, 03/25/16	708		728
		1,497		178		Series 2001-36, Class ST, IF, IO, 6.03%, 11/25/30	1,497		178
		1,000		1,018		Series 2002-11, Class QG, 5.50%, 03/25/17	1,000		1,018
		5,000		5,111		Series 2002-18, Class PC, 5.50%, 04/25/17	5,000		5,111
		1,000		1,014		Series 2002-55, Class QE, 5.50%, 09/25/17	1,000		1,014
		332		334		Series 2002-61, Class PE, 5.50%, 05/25/16	332		334
		1,357		1,366		Series 2002-63, Class KC, 5.00%, 10/25/17	1,357		1,366
		501		502		Series 2002-73, Class AN, 5.00%, 11/25/17	501		502
		2,000		2,015		Series 2002-74, Class PD, 5.00%, 11/25/15	2,000		2,015
		2,500		2,525		Series 2003-8, Class QD, 5.00%, 09/25/16	2,500		2,525
		1,000		982		Series 2003-18, Class GT, 5.00%, 03/25/18	1,000		982
		2,000		1,915		Series 2003-47, Class PE, 5.75%, 06/25/33	2,000		1,915
		481		476		Series 2003-60, Class DA, 4.25%, 06/25/21	481		476
		727		660		Series 2003-64, Class KS, IF, 6.48%, 07/25/18	727		660
		2,178		2,061		Series 2003-73, Class GA, 3.50%, 05/25/31	2,178		2,061
		2,000		1,976		Series 2003-83, Class PG, 5.00%, 06/25/23	2,000		1,976
		106		100		Series 2003-91, Class SD, IF, 8.38%, 09/25/33	106		100
		2,000		1,918		Series 2003-106, Class WE, 4.50%, 11/25/22	2,000		1,918
		1,000		1,001		Series 2003-128, Class KE, 4.50%, 01/25/14	1,000		1,001
		9,247		8,645		Series 2003-128, Class NG, 4.00%, 01/25/19	9,247		8,645
		1,000		949		Series 2004-8, Class GD, 4.50%, 10/25/32	1,000		949
		190		166		Series 2004-29, Class WS, IF, 6.49%, 02/25/19	190		166
		1,000		923		Series 2004-21, Class AE, 4.00%, 04/25/19	1,000		923
		224		208		Series 2004-22, Class A, 4.00%, 04/25/19	224		208
		1,000		1,006		Series 2004-53, Class NC, 5.50%, 07/25/24	1,000		1,006
1,656	143					Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	1,656		143
		1,000		994		Series 2004-101, Class PD, 5.00%, 06/25/30	1,000		994
		2,080		2,102		Series 2005-48, Class OM, 5.00%, 03/25/30	2,080		2,102
		2,275		2,289		Series 2005-59, Class PC, 5.50%, 03/25/31	2,275		2,289
		6,800		6,515		Series 2005-68, Class BC, 5.25%, 06/25/35	6,800		6,515
		3,821		3,859		Series 2005-68, Class JK, 5.25%, 05/25/35	3,821		3,859
		2,309		2,356		Series 2005-84, Class XM, 5.75%, 10/25/35	2,309		2,356
		5,000		5,092		Series 2005-110, Class GJ, 5.50%, 11/25/30	5,000		5,092
		1,000		1,029		Series 2005-116, Class PB, 6.00%, 04/25/34	1,000		1,029
		907		688		Series 2006-22, Class AO, PO, 04/25/36	907		688
		3,724		635		Series 2006-46, Class LI, IO, 6.00%, 02/25/34	3,724		635
		1,918		1,499		Series 2006-59, Class QO, PO, 01/25/33	1,918		1,499
		2,500		2,631		Series 2006-77, Class PC, 6.50%, 08/25/36	2,500		2,631
		1,905		1,395		Series 2006-110, Class PO, PO, 11/25/36	1,905		1,395
		8,977		577		Series 2007-22, Class SC, IF, IO, 3.61%, 03/25/37	8,977		577
978	1,030					Series 2007-50, Class CS, HB, IF, 24.82%, 9/25/32 (m)	978		1,030
		1,842		493		Series 2007-68, Class IA, IO, 6.50%, 06/25/37	1,842		493
		1,600		1,553		Series 2007-79, Class PC, 5.00%, 01/25/32	1,600		1,553
		12,693		992		Series 2008-62, Class SM, IF, IO, 3.73%, 07/25/38	12,693		992
		54		57		Series G-29, Class O, 8.50%, 09/25/21	54		57
		283		290		Series G92-15, Class Z, 7.00%, 01/25/22	283		290

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value		Principal Amount	Value		Principal Amount	Value

			34	36	Series G92-30, Class Z, 7.00%, 06/25/22	34	36
			71	60	Series G92-62, Class B, PO, 10/25/22	71	60
6,887					Federal National Mortgage Association, STRIPS,	6,887
	1,729				Series 378, Class 5, IO, 5.00%, 07/01/36 (m)		1,729
					Federal National Mortgage Association Whole Loan
62	61				Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	62	61
870	864				Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	870	864
			545	584	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	545	584
					Government National Mortgage Association,
			274	308	Series 1997-7, Class ZA, 9.00%, 05/16/27	274	308
			319	335	Series 1997-8, Class PN, 7.50%, 05/16/27	319	335
			76	78	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	76	78
			784	831	Series 1999-44, Class ZG, 8.00%, 12/20/29	784	831
			1,392	1,477	Series 2000-1, Class PK, 8.00%, 01/16/30	1,392	1,477
			463	502	Series 2000-9, Class Z, 8.00%, 06/20/30	463	502
			378	377	Series 2000-26, Class Z, 7.75%, 09/20/30	378	377
			2,762	2,903	Series 2002-4, Class TD, 7.00%, 01/20/32	2,762	2,903
			2,001	2,080	Series 2002-45, Class QE, 6.50%, 06/20/32	2,001	2,080
			112	115	Series 2002-47, Class HM, 6.00%, 07/16/32	112	115
			3,177	391	Series 2003-4, Class TI, IO, 5.50%, 05/16/31	3,177	391
			560	281	Series 2003-116, Class JO, PO, 12/20/33	560	281
22	—	(h)			Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	22	—	(h)
586	10				Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	586	10
			13,793	1,307	Series 2004-59, Class SG, IF, IO, 4.03%, 07/20/34	13,793	1,307
			14,045	1,165	Series 2004-68, Class SA, IF, IO, 4.33%, 05/20/31	14,045	1,165
			94	93	Series 2004-73, Class AE, IF, 9.77%, 08/17/34	94	93
			9,606	650	Series 2004-105, Class SN, IF, IO, 3.63%, 12/20/34	9,606	650
			942	250	Series 2005-56, Class IC, IO, 5.50%, 07/20/35	942	250
			947	698	Series 2007-17, Class JO, PO, 04/16/37	947	698
			651	382	Series 2008-34, Class OC, PO, 06/20/37	651	382
			1,282	1,295	Series 2008-43, Class NA, 5.50%, 11/20/37	1,282	1,295
					Vendee Mortgage Trust,
			1,583	1,677	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,583	1,677
			4,191	4,417	Series 1998-1, Class 2E, 7.00%, 03/15/28	4,191	4,417
			370	388	Series 1999-1, Class 2Z, 6.50%, 01/15/29	370	388

	8,164			214,466			222,630

					Non-Agency CMO — 12.7%
			394		ABN Amro Mortgage Corp., Series 2003-7, Class	394
				363	A3, 4.50%, 07/25/18		363
					Adjustable Rate Mortgage Trust,
110	70				Series 2005-4, Class 7A2, VAR, 2.70%, 08/25/35 (m)	110	70
525	305				Series 2005-5, Class 6A21, VAR, 2.70%, 09/25/35 (m)	525	305
95	62				Series 2005-6A, Class 2A1, VAR, 2.78%, 11/25/35 (m)	95	62
4,247					American Home Mortgage Assets, Series 2006-	4,247
	2,602				2, Class 2A1, VAR, 2.66%, 09/25/46 (m)		2,602
			4,943		American Home Mortgage Investment Trust,	4,943
				3,728	Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35		3,728
			1,490		AmeriCredit Automobile Receivables Trust,	1,490
				1,423	Series 2008-AF, Class A4, 6.96%, 10/14/14		1,423
					Banc of America Funding Corp.,
			1,500	1,248	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,500	1,248
			862	448	Series 2005-7, Class 30PO, PO, 11/25/35	862	448
			2,769	2,571	Series 2005-E, Class 4A1, VAR, 4.14%, 03/20/35	2,769	2,571
					Banc of America Mortgage Securities, Inc.,
			1,111	1,046	Series 2003-7, Class A2, 4.75%, 09/25/18	1,111	1,046
			1,070	842	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,070	842
			6,082	5,568	Series 2004-3, Class 2A1, 5.50%, 04/25/34	6,082	5,568
			1,000	916	Series 2004-7, Class 2A2, 5.75%, 08/25/34	1,000	916
			549	304	Series 2004-8, Class XPO, PO, 10/25/34	549	304
			122	81	Series 2004-11, Class 15PO, PO, 01/25/20	122	81
			393	255	Series 2005-1, Class 15PO, PO, 02/25/20	393	255
			504	432	Series 2005-1, Class 1A17, 5.50%, 02/25/35	504	432
			494	321	Series 2005-10, Class 15PO, PO, 11/25/20	494	321
			736	473	Series 2005-11, Class 15PO, PO, 12/25/20	736	473
			1,090	1,065	Bear Stearns Adjustable Rate Mortgage Trust,	1,090
					Series 2003-7, Class 3A, VAR, 4.96%, 10/25/33 (i)		1,065
			17		Bear Stearns Mortgage Securities, Inc., Series	17
				16	1997-6, Class 1A, VAR, 6.68%, 03/25/31		16
			2,198		Cendant Mortgage Corp., Series 2003-8, Class	2,198
				2,112	1A8, 5.25%, 10/25/33		2,112
			1,933		Citicorp Mortgage Securities, Inc., Series	1,933
				1,879	2004-1, Class 3A1, 4.75%, 01/25/34		1,879
			239		Citigroup Mortgage Loan Trust, Inc., Series	239
				167	2003-UST1, Class PO3, PO, 12/25/18		167
12,252					CitiMortgage Alternative Loan Trust, Series	12,252
	9,762				2006-A6, Class 1A4, 6.00%, 11/25/36 (m)		9,762
					Countrywide Alternative Loan Trust,
			827	814	Series 2003-J3, Class 2A1, 6.25%, 12/25/33 (i)	827	814
			3,715	3,604	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	3,715	3,604
			500	441	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	500	441
			2,247	1,819	Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	2,247	1,819

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

1,738	1,321			Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,738	1,321
		1,165	1,128	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,165	1,128
		800	492	Series 2005-23CB, Class A2, 5.50%, 07/25/35	800	492
		5,000	3,853	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,000	3,853
		2,000	1,522	Series 2005-86CB, Class A11, 5.50%, 02/25/36	2,000	1,522
		61	57	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	61	57
		556	475	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	556	475
		100	64	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	100	64
3,670	2,311			Series 2006-OA1, Class 2A1, VAR, 2.68%, 03/20/46 (m)	3,670	2,311
				Countrywide Home Loan Mortgage Pass-Through Trust,
2,981	2,804			Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	2,981	2,804
		219	222	Series 2002-35, Class 2A10, 6.00%, 02/25/33	219	222
		257	255	Series 2002-39, Class A17, 5.00%, 02/25/33	257	255
		309	234	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	309	234
		1,455	1,340	Series 2004-3, Class A25, 5.75%, 04/25/34	1,455	1,340
		135	134	Series 2005-13, Class A1, 5.50%, 06/25/35	135	134
		3,222	2,426	Series 2005-22, Class 2A1, VAR, 5.26%, 11/25/35	3,222	2,426
				CS First Boston Mortgage Securities Corp.,
166	137			Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	166	137
		4,969	334	Series 2004-4, Class 5A4, IF, IO, 5.08%, 08/25/34	4,969	334
642	641			Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	642	641
		1,000	899	Series 2005-1, Class 1A16, 5.50%, 02/25/35	1,000	899
		881	656	Series 2005-10, Class 6A13, 5.50%, 11/25/35	881	656
		500	374	Series 2005-10, Class 10A4, 6.00%, 11/25/35	500	374
				Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2,690	2,227			Series 2006-AR1, Class 1A2, VAR, 2.68%, 02/25/36 (m)	2,690	2,227
		260	136	Series 2005-3, Class 4APO, PO, 06/25/35	260	136
		960		First Horizon Alternative Mortgage Securities,	960
			857	Series 2004-AA3, Class A1, VAR, 5.31%, 09/25/34		857
		1,042		First Horizon Asset Securities, Inc., Series	1,042
			988	2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35		988
1,058				Granite Master Issuer plc, (United Kingdom),	1,058
	984			Series 2006-2, Class A4, VAR, 2.83%, 12/20/54 (m)		984
5,171				Greenpoint Mortgage Funding Trust, Series	5,171
	3,201			2006-OH1, Class A1, VAR, 2.65%, 01/25/37 (m)		3,201
				GSR Mortgage Loan Trust,
		1,200	1,079	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,200	1,079
		1,000	720	Series 2007-2F, Class 2A7, 5.75%, 02/25/37	1,000	720
				Harborview Mortgage Loan Trust,
1,501	909			Series 2005-3, Class 2A1A, VAR, 2.71%, 06/19/35 (m)	1,501	909
2,149	1,399			Series 2005-13, Class 2A11, VAR, 2.75%, 02/19/36 (m)	2,149	1,399
956	594			Series 2006-8, Class 2A1A, VAR, 2.66%, 08/21/36 (m)	956	594
		1,373		Impac CMB Trust, Series 2004-10, Class 3A2,	1,373
			875	VAR, 2.87%, 03/25/35		875
		45		Impac Secured Assets CMN Owner Trust, Series	45
			35	2003-2, Class A1, 5.50%, 08/25/33		35
				Indymac Index Mortgage Loan Trust,
271	145			Series 2004-AR7, Class A1, VAR, 2.91%, 09/25/34 (m)	271	145
9,615	6,257			Series 2006-AR2, Class 4A1, VAR, 5.93%, 09/25/36 (m)	9,615	6,257
		1,830		JP Morgan Mortgage Trust, Series 2004-S2,	1,830
			1,390	Class 4A5, 6.00%, 11/25/34		1,390
5,538				Lehman Mortgage Trust, Series 2007-8,	5,538
	4,467			Class 2A1, 6.50%, 09/25/37 (m)		4,467
		839		MASTR Adjustable Rate Mortgages Trust, Series	839
			779	2004-13, Class 2A1, VAR, 3.89%, 04/21/34		779
				MASTR Alternative Loans Trust,
		441	378	Series 2003-8, Class 3A1, 5.50%, 12/25/33	441	378
		89	69	Series 2004-6, Class 6A1, 6.50%, 07/25/34	89	69
		119	92	Series 2004-7, Class 3A1, 6.50%, 08/25/34	119	92
		291	169	Series 2004-7, Class 30PO, PO, 08/25/34	291	169
		1,529	1,458	Series 2004-8, Class 6A1, 5.50%, 09/25/19	1,529	1,458
		3,255	2,927	Series 2004-10, Class 1A1, 4.50%, 09/25/19	3,255	2,927
		672	617	Series 2004-11, Class 8A3, 5.50%, 11/25/19	672	617
		123	112	Series 2005-1, Class 5A1, 5.50%, 01/25/20	123	112
				MASTR Asset Securitization Trust,
		948	946	Series 2003-4, Class 2A2, 5.00%, 05/25/18	948	946
		241	219	Series 2003-6, Class 8A1, 5.50%, 07/25/33	241	219
		1,210	1,098	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,210	1,098
		1,020	938	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,020	938
		309	205	Series 2004-6, Class 15PO, PO, 05/25/19	309	205
		606	406	Series 2004-8, Class PO, PO, 08/25/19	606	406
		780	717	Series 2004-10, Class 1A1, 4.50%, 10/25/19	780	717
		734		MASTR Resecuritization Trust, Series 2005-PO,	734
			486	Class 3PO, PO, 05/28/35 (e)		486
		3,473		Merrill Lynch Mortgage Investors, Inc.,	3,473
			2,407	Series 2005-A6, Class 2A2, VAR, 2.75%, 08/25/35 (i)		2,407
		672		MortgageIT Trust, Series 2005-1, Class 1A1,	672
			567	VAR, 2.79%, 02/25/35		567
				Nomura Asset Acceptance Corp.,
		513	520	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	513	520
		1,939	1,249	Series 2005-AR1, Class 1A1, VAR, 5.08%, 02/25/35 (i)	1,939	1,249

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma		Combined Pro Forma

Principal Amount	Value	Principal Amount		Value		Principal Amount		Value

					Paine Webber CMO Trust,
		21		22	Series H, Class 4, 8.75%, 04/01/18	21		22
		— (h	)	1	Series J, Class 3, 8.80%, 05/01/18	— (h	)	1
		19		20	Series L, Class 4, 8.95%, 07/01/18	19		20
					RESI Finance LP, (Cayman Islands),
2,805	1,964				Series 2003-C, Class B3, VAR, 3.86%, 09/10/35 (e) (m)	2,805		1,964
535	353				Series 2003-C, Class B4, VAR, 4.06%, 09/10/35 (e) (m)	535		353
591	416				Series 2003-D, Class B3, VAR, 3.76%, 12/10/35 (e) (m)	591		416
856	567				Series 2003-D, Class B4, VAR, 3.96%, 12/10/35 (e) (m)	856		567
1,018	584				Series 2005-A, Class B3, VAR, 3.04%, 03/10/37 (e) (m)	1,018		584
346	188				Series 2005-A, Class B4, VAR, 3.14%, 03/10/37 (e) (m)	346		188
					Residential Accredit Loans, Inc.,
		1,868		1,721	Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,868		1,721
		1,550		1,462	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,550		1,462
		1,003		729	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	1,003		729
		4,000		2,440	Series 2005-QS5, Class A4, 5.75%, 04/25/35	4,000		2,440
2,543	1,640				Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	2,543		1,640
		500			Residential Asset Securitization Trust, Series	500
				361	2006-A6, Class 2A13, 6.00%, 07/25/36			361
					Residential Funding Mortgage Securities I,
		1,204		1,077	Series 2003-S07, Class A17, 4.00%, 05/25/33	1,204		1,077
		2,023		1,945	Series 2004-S04, Class 2A7, 4.50%, 04/25/19	2,023		1,945
		834		776	Series 2005-SA4, Class 1A1, VAR, 5.02%, 09/25/35	834		776
		3,520		2,184	Series 2006-S01, Class 1A8, 5.75%, 01/25/36	3,520		2,184
		774			Residential Funding Securities LLC, Series	774
				760	2003-RM2, Class AII, 5.00%, 05/25/18			760
174					SACO I, Inc., (Bear Stearns), Series 1997-2,	174
	175				Class 1A5, 7.00%, 08/25/36 (e) (i)			175
		966			Structured Adjustable Rate Mortgage Loan	966
				735	Trust, Series 2004-14, Class 1A, VAR, 6.05%, 10/25/34			735
423					Structured Asset Mortgage Investments, Inc.,	423
	285				Series 2005-AR2, Class 2A1, VAR, 2.70%, 05/25/45 (m)			285
					Structured Asset Securities Corp.,
		668		645	Series 2003-21, Class 1A3, 5.50%, 07/25/33	668		645
		1,291		1,109	Series 2003-31A, Class B1, VAR, 4.85%, 10/25/33 (i)	1,291		1,109
					WaMu Mortgage Pass-Through Certificates,
		1,429		1,418	Series 2002-S4, Class A4, 6.50%, 10/19/29	1,429		1,418
		1,084		1,039	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	1,084		1,039
		515		479	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	515		479
		1,168		1,059	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,168		1,059
284	175				Series 2005-AR02, Class 2A21, VAR, 2.80%, 01/25/45 (m)	284		175
444	301				Series 2005-AR09, Class A1A, VAR, 2.79%, 07/25/45 (m)	444		301
486	309				Series 2005-AR15, Class A1A1, VAR, 2.73%, 11/25/45 (m)	486		309
289	180				Series 2005-AR17, Class A1A1, VAR, 2.74%, 12/25/45 (m)	289		180
					Washington Mutual Alternative Mortgage
					Pass-Through Certificates,
		1,900		1,453	Series 2005-4, Class CB7, 5.50%, 06/25/35	1,900		1,453
892	551				Series 2006-AR6, Class 1A, VAR, 2.66%, 07/25/46 (m)	892		551
					Wells Fargo Mortgage Backed Securities Trust,
628	625				Series 2003-2, Class A6, 5.25%, 02/25/18 (m)	628		625
		705		665	Series 2003-8, Class A9, 4.50%, 08/25/18	705		665
		388		356	Series 2003-10, Class A1, 4.50%, 09/25/18	388		356
		500		487	Series 2003-11, Class 1A4, 4.75%, 10/25/18	500		487
		406		126	Series 2003-17, Class 2A9, PO, 01/25/34	406		126
		1,003		908	Series 2003-18, Class A1, 5.50%, 12/25/33	1,003		908
7,983	7,465				Series 2003-M, Class A1, VAR, 4.71%, 12/25/33 (m)	7,983		7,465
		320		208	Series 2004-DD, Class 2A8, VAR, 4.49%, 01/25/35	320		208
		1,469		1,367	Series 2004-EE, Class 3A1, VAR, 4.09%, 12/25/34	1,469		1,367
		1,021		952	Series 2004-P, Class 2A1, VAR, 4.24%, 09/25/34	1,021		952
		263		244	Series 2004-Q, Class 1A3, VAR, 4.88%, 09/25/34	263		244
		1,671		1,481	Series 2004-Q, Class 2A2, VAR, 4.87%, 09/25/34	1,671		1,481
		2,475		2,428	Series 2004-S, Class A5, VAR, 3.55%, 09/25/34	2,475		2,428
		2,175		1,573	Series 2005-9, Class 2A10, 5.25%, 10/25/35	2,175		1,573
1,235	1,096				Series 2006-AR3, Class A1, VAR, 5.70%, 03/25/36 (m)	1,235		1,096
		1,101		1,057	Series 2006-AR11, Class A4, VAR, 5.52%, 08/25/36	1,101		1,057
5,785	4,538				Series 2007-AR4, Class A1, VAR, 6.00%, 08/25/37 (m)	5,785		4,538

	61,610			102,127				163,737

	69,774			316,593	Total Collateralized Mortgage Obligations (Cost $89,910, 326,405 and $416,315, respectively)			386,367

					Commercial Mortgage-Backed Securities — 3.2%
		2,000			Banc of America Commercial Mortgage, Inc.,	2,000
				1,937	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47			1,937
					Bear Stearns Commercial Mortgage Securities,
		1,000		988	Series 2004-T14, Class A3, 4.80%, 01/12/41 (y)	1,000		988
		640		602	Series 2005-PWR7, Class A3, VAR, 5.12%, 02/11/41	640		602
2,085	1,926				Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	2,085		1,926
1,865	1,735				Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	1,865		1,735
1,125	1,061				Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	1,125		1,061
		2,570		2,385	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	2,570		2,385

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		274		CS First Boston Mortgage Securities Corp.,	274
			274	Series 1998-C2, Class A2, 6.30%, 11/15/30		274
				DLJ Commercial Mortgage Corp.,
		3,784	3,832	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	3,784	3,832
		1,898	1,960	Series 2000-CF1, Class A1B, 7.62%, 06/10/33	1,898	1,960
		2,915		Federal Express Corp. 1996 Pass Through Trust,	2,915
			3,039	Series A-1, 7.85%, 01/30/15		3,039
		1,317		First Union National Bank Commercial	1,317
			1,348	Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43		1,348
				Greenwich Capital Commercial Funding Corp.,
2,425	2,255			Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	2,425	2,255
2,425	2,015			Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	2,425	2,015
				LB-UBS Commercial Mortgage Trust,
22	22			Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	22	22
970	881			Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	970	881
1,820	1,728			Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	1,820	1,728
		580	542	Series 2008-C1, Class A2, VAR, 6.32%, 04/15/41	580	542
1,014				Lehman Brothers Floating Rate Commercial	1,014
				Mortgage Trust, Series 2006-LLFA, Class A2,
	947			VAR, 2.59%, 09/15/21 (e) (m)		947
				Merrill Lynch Mortgage Trust,
		1,750	1,652	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	1,750	1,652
1,170	1,098			Series 2006-C1, Class A4, 5.84%, 05/12/39 (m)	1,170	1,098
		1,750		Merrill Lynch/Countrywide Commercial	1,750
				Mortgage Trust, Series 2006-1, Class A4,
			1,620	VAR, 5.60%, 02/12/39		1,620
		1,695		Morgan Stanley Capital I, Series 2006-T23,	1,695
			1,689	Class A1, 5.68%, 08/12/41		1,689
785				Morgan Stanley Dean Witter Capital I, Series	785
	757			2003-HQ2, Class A2, 4.92%, 03/12/35 (m)		757
		3,250		TIAA Seasoned Commercial Mortgage Trust,	3,250
			3,131	Class A3, VAR, 6.09%, 08/15/39		3,131
				Wachovia Bank Commercial Mortgage Trust,
		2,000	1,975	Series 2004-C15, Class A2, 4.04%, 10/15/41	2,000	1,975
170	160			Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	170	160

	14,585		26,974	Total Commercial Mortgage Backed Securities (Cost $15,919, 27,908 and $43,827, respectively)		41,559

				Corporate Bonds — 40.6%
				Aerospace & Defense — 0.6%
		1,000	970	Esterline Technologies Corp., 6.63%, 03/01/17	1,000	970
		1,250	1,240	Honeywell International, Inc., 5.30%, 03/01/18	1,250	1,240
				L-3 Communications Corp.,
515	485			5.88%, 01/15/15 (m)	515	485
		1,500	1,436	6.38%, 10/15/15	1,500	1,436
		1,000	1,161	McDonnell Douglas Corp., 9.75%, 04/01/12	1,000	1,161
		750	709	Moog, Inc., 6.25%, 01/15/15	750	709
		879		Systems 2001 AT LLC, (Cayman Islands), 7.16%,	879
			912	12/15/11 (e)		912
		1,150	1,155	United Technologies Corp., 6.13%, 07/15/38	1,150	1,155

	485		7,583			8,068

				Air Freight & Logistics — 0.2%
		1,000	1,139	Federal Express Corp., 9.65%, 06/15/12	1,000	1,139
		925	948	United Parcel Service, Inc., 5.50%, 01/15/18	925	948

			2,087			2,087

				Airlines — 0.3%
				American Airlines, Inc.,
		500	383	6.82%, 05/23/11 (c)	500	383
		934	625	10.18%, 01/02/13 (i)	934	625
				Continental Airlines, Inc.,
		355	243	7.88%, 07/02/18 (c)	355	243
		248	182	9.56%, 09/01/19 (c) (i)	248	182
		429	301	9.80%, 04/01/21	429	301
				Delta Air Lines, Inc.,
		225	207	7.11%, 09/18/11	225	207
		96	71	8.30%, 08/10/22	96	71
		97	71	8.95%, 08/10/14 (i)	97	71
		610	268	10.00%, 12/05/14 (d) (e)	610	268
		1,493	1,030	United Airlines, Inc., 7.34%, 07/02/19 (e)	1,493	1,030

			3,381			3,381

				Auto Components — 0.1%
		399	341	American Tire Distributors, Inc., 10.75%, 04/01/13 (c)	399	341
		1,000	125	Delphi Corp., 7.13%, 05/01/29 (c) (d)	1,000	125
218	224			Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	218	224
585	525			Tenneco, Inc., 8.13%, 11/15/15 (m)	585	525
				TRW Automotive, Inc.,
360	317			7.00%, 03/15/14 (e) (m)	360	317
365	314			7.25%, 03/15/17 (e) (m)	365	314

	1,380		466			1,846

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Automobiles — 0.2%
		2,000	2,091	Daimler Finance North America LLC, 7.30%, 01/15/12	2,000	2,091
		500	275	Ford Motor Co., 9.22%, 09/15/21	500	275

			2,366			2,366

				Beverages — 0.5%
				Anheuser-Busch Cos, Inc.,
		325	304	5.50%, 01/15/18	325	304
		550	451	5.75%, 04/01/36	550	451
				Coca-Cola Enterprises, Inc.,
		400	431	6.95%, 11/15/26	400	431
		1,023	1,146	8.50%, 02/01/12	1,023	1,146
				Constellation Brands, Inc.,
		1,500	1,470	7.25%, 05/15/17 (c)	1,500	1,470
830	813			7.25%, 09/01/16 (m)	830	813
		300	310	8.38%, 12/15/14 (c)	300	310
		575	567	Diageo Finance BV, (Netherlands), 5.30%, 10/28/15	575	567
960	978			Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	960	978

	1,791		4,679			6,470

				Biotechnology — 0.1%
		1,000	960	FMC Finance III S.A., (Luxembourg), 6.88%, 07/15/17 (c)	1,000	960

				Building Products — 0.1%
		1,500	1,005	Associated Materials, Inc., SUB, 0.00%, 03/01/14 (c)	1,500	1,005

				Capital Markets — 3.8%
850	848			Arch Western Finance LLC, 6.75%, 07/01/13 (m)	850	848
				Bear Stearns Cos., Inc. (The),
		2,000	1,995	4.50%, 10/28/10 (y)	2,000	1,995
		940	924	6.40%, 10/02/17 (y)	940	924
		370	384	7.25%, 02/01/18 (y)	370	384
		1,610	1,568	Credit Suisse, (Switzerland), 5.00%, 05/15/13	1,610	1,568
1,340				Credit Suisse Guernsey Ltd., (Switzerland), VAR,	1,340
	998			3.49%, 05/15/17 (m) (x)		998
				Credit Suisse USA, Inc.,
		500	498	5.50%, 08/15/13 (c)	500	498
		1,690	1,741	6.13%, 11/15/11	1,690	1,741
		1,000	994	FMR LLC, 4.75%, 03/01/13 (e)	1,000	994
				Goldman Sachs Group, Inc. (The),
		650	622	5.15%, 01/15/14	650	622
		780	763	5.25%, 10/15/13	780	763
		450	427	5.75%, 10/01/16	450	427
		2,070	1,958	5.95%, 01/18/18	2,070	1,958
		2,000	2,070	6.60%, 01/15/12	2,000	2,070
1,845	1,623	530	466	6.75%, 10/01/37 (m)	2,375	2,089
		1,500	1,556	6.88%, 01/15/11	1,500	1,556
485				Hawker Beechcraft Acquisition Co. LLC/Hawker	485
	484			Beechcraft Co., PIK, 8.88%, 04/01/15 (m)		484
1,790				Lehman Brothers Holdings Capital Trust V, VAR,	1,790
	935			5.86%, 05/31/12 (m) (x)		935
				Lehman Brothers Holdings, Inc.,
		235	232	3.60%, 03/13/09	235	232
		1,000	922	5.75%, 05/17/13	1,000	922
		950	841	6.50%, 07/19/17	950	841
		750	614	6.88%, 07/17/37	750	614
		295	303	8.50%, 08/01/15	295	303
3,140	2,948			VAR, 2.91%, 08/21/09 (m)	3,140	2,948
1,120	1,023			VAR, 2.95%, 05/25/10 (m)	1,120	1,023
				Merrill Lynch & Co., Inc.,
		1,900	1,883	4.13%, 01/15/09	1,900	1,883
		1,100	1,072	4.79%, 08/04/10	1,100	1,072
		900	762	5.70%, 05/02/17	900	762
1,355	1,299			6.05%, 08/15/12 (m)	1,355	1,299
		1,700	1,566	6.88%, 04/25/18	1,700	1,566
1,010	892			VAR, 3.00%, 11/01/11 (m)	1,010	892
850	834			VAR, 3.05%, 02/06/09 (m)	850	834
				Morgan Stanley,
		1,750	1,727	4.25%, 05/15/10	1,750	1,727
		1,000	949	5.30%, 03/01/13	1,000	949
1,470	1,280			5.45%, 01/09/17 (m)	1,470	1,280
810	795			5.63%, 01/09/12 (m)	810	795
		1,000	1,005	6.60%, 04/01/12	1,000	1,005
		300	279	6.63%, 04/01/18	300	279
		1,850	1,884	6.75%, 04/15/11	1,850	1,884
1,120	1,078			VAR, 2.90%, 05/07/10 (m)	1,120	1,078
2,400	2,379			VAR, 2.91%, 02/09/09 (m)	2,400	2,379
630	623			VAR, 4.90%, 05/14/10 (m)	630	623
				UBS AG, (Switzerland),
		900	861	5.75%, 04/25/18	900	861
		450	439	5.88%, 12/20/17	450	439

	18,039		31,305			49,344

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Chemicals — 1.3%
		1,000	979	Air Products & Chemicals, Inc., 4.15%, 02/01/13	1,000	979
		250	253	Airgas, Inc., 7.13%, 10/01/18 (e)	250	253
		1,000	1,062	Dow Capital BV, (Netherlands), 8.50%, 06/08/10	1,000	1,062
				EI Du Pont de Nemours & Co.,
		2,055	2,002	4.13%, 03/06/13	2,055	2,002
		500	510	6.00%, 07/15/18	500	510
480	502			Huntsman LLC, 11.50%, 07/15/12 (m)	480	502
580				Ineos Group Holdings plc, (United Kingdom),	580
	371			8.50%, 02/15/16 (e) (m)		371
		1,000	1,107	Monsanto Co., 7.38%, 08/15/12	1,000	1,107
				Mosaic Co. (The),
		875	905	7.38%, 12/01/14 (e)	875	905
		625	657	7.87%, 12/01/16 (e)	625	657
				Nalco Co.,
290	294			7.75%, 11/15/11 (m)	290	294
450	468			8.88%, 11/15/13 (m)	450	468
705	703	750	748	PolyOne Corp., 8.88%, 05/01/12 (m)	1,455	1,451
				Potash Corp. of Saskatchewan, (Canada),
		450	442	4.88%, 03/01/13	450	442
		1,473	1,588	7.75%, 05/31/11	1,473	1,588
				Praxair, Inc.,
		735	705	4.63%, 03/30/15	735	705
		650	647	5.25%, 11/15/14	650	647
		1,000	1,065	6.38%, 04/01/12	1,000	1,065
490	476			Terra Capital, Inc., 7.00%, 02/01/17 (m)	490	476
		945	803	Westlake Chemical Corp., 6.63%, 01/15/16	945	803

	2,814		13,473			16,287

				Commercial Banks — 3.7%
		250	268	Bankers Trust Corp., 7.25%, 10/15/11	250	268
				Barclays Bank plc, (United Kingdom),
		900	899	5.45%, 09/12/12	900	899
		980	925	6.05%, 12/04/17 (e)	980	925
		1,000	1,004	BB&T Corp., 6.50%, 08/01/11	1,000	1,004
		1,750	1,628	Branch Banking & Trust Co., 4.88%, 01/15/13	1,750	1,628
2,380	2,393			Deutsche Bank AG, (Germany), 5.38%, 10/12/12 (m)	2,380	2,393
		1,000	740	Fifth Third Bancorp, 5.45%, 01/15/17	1,000	740
		1,000	1,034	FleetBoston Financial Corp., 7.38%, 12/01/09	1,000	1,034
670	669			Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	670	669
1,040				HBOS plc, (United Kingdom), VAR, 5.92%,	1,040
	673			10/01/15 (e) (m) (x)		673
715	709			HSBC Bank USA N.A., 7.00%, 01/15/39 (m)	715	709
		400	385	HSBC Holdings plc, (United Kingdom), 7.35%, 11/27/32	400	385
		2,000	2,021	Huntington National Bank (The), 8.00%, 04/01/10	2,000	2,021
1,195	1,161			ICICI Bank Ltd., (India), VAR, 3.33%, 01/12/10 (e) (m)	1,195	1,161
		700	604	KeyBank N.A., 5.70%, 08/15/12 (c)	700	604
		720	596	Keycorp, 6.50%, 05/14/13	720	596
3,360				Korea Development Bank, (South Korea), VAR,	3,360
	3,318			2.93%, 04/03/10 (m)		3,318
		1,000	831	M&T Bank Corp., 6.63%, 12/04/17	1,000	831
				Marshall & Ilsley Corp.,
		1,740	1,694	4.38%, 08/01/09	1,740	1,694
		370	352	5.35%, 04/01/11	370	352
		500	516	Mellon Funding Corp., 6.38%, 02/15/10	500	516
				National City Bank,
		1,500	973	4.63%, 05/01/13	1,500	973
		145	122	VAR, 2.90%, 01/21/10	145	122
		200	188	National City Corp., 3.13%, 04/30/09	200	188
		1,500	1,532	National Westminster Bank plc, (United
				Kingdom), 7.38%, 10/01/09	1,500	1,532
		1,250	1,169	PNC Funding Corp., 5.25%, 11/15/15	1,250	1,169
		1,170	765	Regions Financial Corp., 7.38%, 12/10/37	1,170	765
		1,085	1,089	Royal Bank of Canada, (Canada), 3.88%, 05/04/09	1,085	1,089
1,520				Royal Bank of Scotland Group plc, (United	1,520
	1,284			Kingdom), VAR, 7.64%, 09/29/17 (m) (x)		1,284
2,535				Shinsei Finance II, (Cayman Islands), VAR,	2,535
	1,622			7.16%, 07/25/16 (e) (m) (x)		1,622
		2,500	2,071	SunTrust Banks, Inc., 6.00%, 02/15/26	2,500	2,071
		500	472	UnionBanCal Corp., 5.25%, 12/16/13	500	472
		2,000	2,150	US Bancorp, 7.50%, 06/01/26	2,000	2,150
		350	311	VTB Capital S.A., (Russia), 6.25%, 06/30/35	350	311
2,020				VTB 24 Capital S.A. for Bank VTB 24 OSJC,	2,020
	1,962			(Ireland), VAR, 3.50%, 12/07/09		1,962
				Wachovia Bank N.A.,
		2,110	1,815	5.60%, 03/15/16	2,110	1,815
		500	392	6.60%, 01/15/38	500	392
		1,535	1,302	Wachovia Corp., 5.75%, 02/01/18	1,535	1,302
				Wells Fargo & Co.,
		1,000	1,006	4.20%, 01/15/10	1,000	1,006
		1,100	1,120	5.30%, 08/26/11	1,100	1,120
		1,665	1,600	5.63%, 12/11/17	1,665	1,600

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		500	522	6.38%, 08/01/11	500	522
		1,000	1,047	Wells Fargo Bank N.A., 6.45%, 02/01/11	1,000	1,047
1,045	1,045			Woori Bank, (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	1,045	1,045

	14,836		33,143			47,979

				Commercial Services & Supplies — 0.4%
590	496			ACCO Brands Corp., 7.63%, 08/15/15 (m)	590	496
				Allied Waste North America, Inc.,
		800	788	6.88%, 06/01/17 (c)	800	788
		1,009	1,019	7.13%, 05/15/16	1,009	1,019
475	481			7.25%, 03/15/15 (m)	475	481
225	227			7.38%, 04/15/14 (m)	225	227
				Corrections Corp. of America,
185	181	750	735	6.25%, 03/15/13 (c) (m)	935	916
		1,050	1,042	6.75%, 01/31/14	1,050	1,042
		300	287	Pitney Bowes, Inc., 3.88%, 06/15/13	300	287
				Quebecor World Capital Corp., (Canada),
		500	179	6.13%, 11/15/13 (d)	500	179
		500	221	8.75%, 03/15/16 (c) (d)	500	221

	1,385		4,271			5,656

				Communications Equipment — 0.2%
				Cisco Systems, Inc.,
		328	339	5.25%, 02/22/11	328	339
		2,430	2,469	5.50%, 02/22/16	2,430	2,469

			2,808			2,808

				Computers & Peripherals — 0.3%
				Hewlett-Packard Co.,
		500	495	5.40%, 03/01/17	500	495
		250	246	5.50%, 03/01/18	250	246
				International Business Machines Corp.,
		1,300	1,326	5.70%, 09/14/17	1,300	1,326
		650	716	7.00%, 10/30/25	650	716
		1,000		Seagate Technology HDD Holdings, (Cayman Islands),	1,000
			892	6.80%, 10/01/16		892

			3,675			3,675

				Consumer Finance — 0.6%
		835	848	American Express Credit Corp., 7.30%, 08/20/13	835	848
				Capital One Financial Corp.,
		500	473	6.25%, 11/15/13	500	473
		450	430	6.75%, 09/15/17	450	430
1,270	943			Ford Motor Credit Co. LLC, 7.80%, 06/01/12 (m)	1,270	943
				GMAC LLC,
595	349			6.88%, 08/28/12 (m)	595	349
		1,000	667	7.25%, 03/02/11	1,000	667
				HSBC Finance Corp.,
		1,000	954	5.00%, 06/30/15	1,000	954
		500	511	6.38%, 11/27/12	500	511
650	643	265	262	John Deere Capital Corp., 5.35%, 04/03/18 (m)	915	905
		1,225	1,103	SLM Corp., 4.00%, 01/15/10	1,225	1,103

	1,935		5,248			7,183

				Containers & Packaging — 0.3%
		750	754	Ball Corp., 6.88%, 12/15/12 (c)	750	754
		675	570	Cascades, Inc., (Canada), 7.25%, 02/15/13	675	570
				Constar International, Inc.,
		750	272	11.00%, 12/01/12 (c)	750	272
		2,000	1,600	VAR, 6.18%, 02/15/12	2,000	1,600
275	283			Owens Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	275	283
		250	73	Portola Packaging, Inc., 8.25%, 02/01/12 (c)	250	73
510				Smurfit-Stone Container Enterprises, Inc.,	510
	448			8.38%, 07/01/12 (m)		448

	731		3,269			4,000

				Diversified Consumer Services — 0.3%
		250	227	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	250	227
		500	476	Mac-Gray Corp., 7.63%, 08/15/15	500	476
				Service Corp. International,
		500	466	6.75%, 04/01/15 (c)	500	466
		400	373	7.00%, 06/15/17	400	373
350	341			7.38%, 10/01/14 (m)	350	341
		500	485	Sotheby’s, 7.75%, 06/15/15 (e)	500	485
445	430	1,583	1,528	Stewart Enterprises, Inc., 6.25%, 02/15/13 (m)	2,028	1,958

	771		3,555			4,326

				Diversified Financial Services — 3.7%
1,615	1,613			Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	1,615	1,613
				Associates Corp. of North America,
		500	514	7.95%, 02/15/10	500	514
		2,000	2,056	8.15%, 08/01/09	2,000	2,056

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Bank of America Corp.,
275	254			5.65%, 05/01/18 (m)	275	254
		1,500	1,581	6.98%, 03/07/37	1,500	1,581
		1,000	1,047	7.40%, 01/15/11	1,000	1,047
		2,900	3,022	7.80%, 02/15/10	2,900	3,022
		500	527	7.80%, 09/15/16	500	527
		435	436	Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	435	436
				Caterpillar Financial Services Corp.,
		800	808	4.85%, 12/07/12	800	808
		850	846	5.45%, 04/15/18	850	846
				CIT Group, Inc.,
		350	252	5.00%, 02/13/14	350	252
		1,000	704	5.00%, 02/01/15	1,000	704
		1,325	1,274	6.88%, 11/01/09 (c)	1,325	1,274
		785	666	7.63%, 11/30/12	785	666
				Citigroup, Inc.,
1,470	1,418			5.50%, 04/11/13 (m)	1,470	1,418
		1,550	1,356	5.50%, 02/15/17	1,550	1,356
		1,350	1,252	6.00%, 08/15/17	1,350	1,252
		625	510	6.13%, 08/25/36	625	510
2,240	2,242			6.50%, 08/19/13 (m)	2,240	2,242
		1,125	1,084	6.88%, 03/05/38	1,125	1,084
		1,490	1,492	CME Group, Inc., 5.40%, 08/01/13	1,490	1,492
195	183			Digicel Group Ltd., (Bermuda), 8.88%, 01/15/15 (e) (m)	195	183
				General Electric Capital Corp.,
		1,000	1,014	4.38%, 11/21/11	1,000	1,014
		1,115	1,084	5.63%, 05/01/18	1,115	1,084
		2,910	3,004	5.88%, 02/15/12	2,910	3,004
2,065	1,859	3,000	2,701	5.88%, 01/14/38 (m)	5,065	4,560
		1,540	1,598	6.00%, 06/15/12	1,540	1,598
		1,750	1,835	6.13%, 02/22/11	1,750	1,835
		1,100	1,112	6.75%, 03/15/32	1,100	1,112
1,340				Genworth Life Institutional Funding Trust,	1,340
	1,282			5.88%, 05/03/13 (e) (m)		1,282
2,255	1,398			Goldman Sachs Capital II, VAR, 5.79%, 06/01/12 (m) (x)	2,255	1,398
				International Lease Finance Corp.,
		210	184	5.88%, 05/01/13	210	184
		445	445	6.38%, 03/15/09	445	445
		1,000	780	Milacron Escrow Corp., 11.50%, 05/15/11	1,000	780
		260		National Gas Co of Trinidad & Tobago Ltd.,	260
			242	(Trinidad and Tobago), 6.05%, 01/15/36		242
				National Rural Utilities Cooperative Finance Corp.,
		385	377	4.75%, 03/01/14	385	377
		400	427	7.25%, 03/01/12	400	427
740				QBE Capital Funding II LP, (United Kingdom),	740
	600			VAR, 6.80%, 06/01/17 (e) (m) (x)		600
		375	350	Southern Star Central Corp., 6.75%, 03/01/16 (c)	375	350
				Textron Financial Corp.,
		1,615	1,609	4.60%, 05/03/10	1,615	1,609
		500	502	5.40%, 04/28/13	500	502

	10,849		36,691			47,540

				Diversified Telecommunication Services — 1.9%
		900	1,029	AT&T Corp., 8.00%, 11/15/31	900	1,029
				AT&T, Inc.,
		215	211	5.60%, 05/15/18	215	211
		2,500	2,357	6.30%, 01/15/38	2,500	2,357
1,175	1,123			6.40%, 05/15/38 (m)	1,175	1,123
				BellSouth Corp.,
		1,285	1,275	5.20%, 09/15/14	1,285	1,275
		100	101	6.88%, 10/15/31	100	101
		1,800	1,730	Cincinnati Bell, Inc., 7.25%, 07/15/13	1,800	1,730
		1,000		Deutsche Telekom International Finance BV,	1,000
			1,102	(Netherlands), 8.75%, 06/15/30		1,102
		1,500	1,433	Frontier Communications Corp., 6.25%, 01/15/13	1,500	1,433
665				Nordic Telephone Co. Holdings, (Denmark),	665
	640			8.88%, 05/01/16 (e) (m)		640
		314	322	Nynex Corp., 9.55%, 05/01/10	314	322
				Qwest Communications International, Inc.,
385	369			7.25%, 02/15/11 (m)	385	369
44	44			VAR, 6.30%, 02/15/09 (m)	44	44
				Qwest Corp.,
		1,000	992	7.88%, 09/01/11	1,000	992
150	151	250	252	8.88%, 03/15/12 (m)	400	403
				Sprint Capital Corp.,
		370	373	8.38%, 03/15/12	370	373
		800	778	8.75%, 03/15/32	800	778
				Telecom Italia Capital S.A., (Luxembourg),
		500	468	5.25%, 11/15/13	500	468
375	366			7.72%, 06/04/38 (m)	375	366
1,620	1,622			Telefonica Emisiones S.A.U., (Spain), 5.86%, 02/04/13 (m)	1,620	1,622
		1,250	1,338	TELUS Corp., (Canada), 8.00%, 06/01/11	1,250	1,338

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		267	249	United Telephone Co. of Florida, 8.38%, 01/15/25	267	249
				Verizon Communications, Inc.,
925	861			6.40%, 02/15/38 (m)	925	861
		400	396	6.90%, 04/15/38	400	396
		500	509	Verizon New York, Inc., 6.13%, 01/15/10	500	509
		2,000	2,225	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	2,000	2,225
490				Wind Acquisition Finance S.A., (Luxembourg),	490
	502			10.75%, 12/01/15 (e) (m)		502
				Windstream Corp.,
		525	520	8.13%, 08/01/13	525	520
		1,250	1,237	8.63%, 08/01/16	1,250	1,237

	5,678		18,897			24,575

				Electric Utilities — 2.2%
1,585				Abu Dhabi National Energy Co., (United Arab Emirates),	1,585
	1,556			5.62%, 10/25/12 (e) (m)		1,556
		500	504	Alabama Power Co., 6.13%, 05/15/38	500	504
				Carolina Power & Light Co.,
		1,250	1,280	5.13%, 09/15/13	1,250	1,280
		500	503	6.30%, 04/01/38	500	503
		1,000		CenterPoint Energy Houston Electric LLC,	1,000
			975	5.75%, 01/15/14		975
				Duke Energy Carolinas LLC,
		1,000	1,036	5.63%, 11/30/12	1,000	1,036
		1,100	1,072	6.05%, 04/15/38	1,100	1,072
900				E.ON International Finance BV, (Netherlands),	900
	886			5.80%, 04/30/18 (e) (m)		886
				Edison Mission Energy,
		500	479	7.00%, 05/15/17 (c)	500	479
		800	768	7.20%, 05/15/19	800	768
		500	500	7.75%, 06/15/16	500	500
		1,170	1,159	Florida Power & Light Co., 5.95%, 02/01/38	1,170	1,159
				Florida Power Corp.,
		425	429	4.80%, 03/01/13	425	429
		110	112	5.65%, 06/15/18	110	112
		210	214	6.40%, 06/15/38	210	214
		399	399	FPL Energy National Wind, 6.13%, 03/25/19 (e)	399	399
		275	282	FPL Group Capital, Inc., 5.35%, 06/15/13	275	282
		870	866	Georgia Power Co., 5.40%, 06/01/18	870	866
		100	100	Ipalco Enterprises, Inc., 7.25%, 04/01/16 (e)	100	100
		855	832	Midamerican Energy Co., 5.30%, 03/15/18	855	832
		800	846	Midamerican Funding LLC, 6.75%, 03/01/11	800	846
		1,044	1,077	Midwest Generation LLC, 8.56%, 01/02/16	1,044	1,077
270	275			Mirant Americas Generation LLC, 8.30%, 05/01/11 (m)	270	275
		2,013	2,179	Mirant Mid Atlantic LLC, 9.13%, 06/30/17	2,013	2,179
		1,000	997	Pacific Gas & Electric Co., 5.63%, 11/30/17	1,000	997
				Pacificorp,
		1,900	1,735	5.75%, 04/01/37	1,900	1,735
530	530			5.65%, 07/15/18 (m)	530	530
		250	282	7.24%, 08/16/23	250	282
				Peco Energy Co.,
		1,870	1,852	5.35%, 03/01/18	1,870	1,852
		500	519	5.95%, 11/01/11	500	519
		360	357	Potomac Electric Power Co., 6.50%, 11/15/37	360	357
		1,400	1,478	PSEG Power LLC, 7.75%, 04/15/11	1,400	1,478
		35	36	Public Service Co. of Colorado, 6.50%, 08/01/38	35	36
		200	198	Public Service Co. of New Mexico, 7.95%, 05/15/18	200	198
		1,100	1,046	Public Service Co. of Oklahoma, 6.63%, 11/15/37	1,100	1,046
		145	144	Public Service Electric & Gas Co., 5.30%, 05/01/18	145	144
				Southern California Edison Co.,
		450	422	5.55%, 01/15/37	450	422
		285	283	5.95%, 02/01/38	285	283
235				Texas Competitive Electric Holdings Co. LLC,	235
	235			10.25%, 11/01/15 (e) (m)		235
735	728			Virginia Electric & Power Co., 6.35%, 11/30/37 (m)	735	728

	4,210		24,961			29,171

				Electrical Equipment — 0.0% (g)
225	228			Baldor Electric Co., 8.63%, 02/15/17 (m)	225	228

		500	473	Belden, Inc., 7.00%, 03/15/17	500	473

	228		473			701

				Electronic Equipment & Instruments — 0.2%
		750	773	Arrow Electronics, Inc., 6.88%, 07/01/13	750	773
		1,250		Flextronics International Ltd., (Singapore),	1,250
			1,153	6.25%, 11/15/14 (c)		1,153
535				NXP BV / NXP Funding LLC, (Netherlands),	535
	362			9.50%, 10/15/15 (m)		362
		750	694	Sanmina-SCI Corp., VAR, 5.53%, 06/15/14 (e)	750	694

	362		2,620			2,982

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Energy Equipment & Services — 0.5%
				Bristow Group, Inc.,
		500	470	6.13%, 06/15/13	500	470
		1,100	1,056	7.50%, 09/15/17	1,100	1,056
		451	443	Complete Production Services, Inc., 8.00%, 12/15/16 (c)	451	443
		1,000	1,007	Key Energy Services, Inc., 8.38%, 12/01/14 (e)	1,000	1,007
		1,545	1,591	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,545	1,591
		500	471	PHI, Inc., 7.13%, 04/15/13	500	471
		1,250	1,269	Pride International, Inc., 7.38%, 07/15/14	1,250	1,269
585	584			Transocean, Inc., (Cayman Islands), 6.80%, 03/15/38 (m)	585	584

	584		6,307			6,891

				Food & Staples Retailing — 0.8%
1,356	1,252			CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	1,356	1,252
1,570	1,541			CVS/Caremark Corp., VAR, 2.98%, 06/01/10 (m)	1,570	1,541
				Kroger Co. (The),
1,380	1,410			6.40%, 08/15/17 (m)	1,380	1,410
		1,000	1,044	8.05%, 02/01/10	1,000	1,044
1,360	1,387			Safeway, Inc., 6.35%, 08/15/17 (m)	1,360	1,387
				Wal-Mart Stores, Inc.,
1,245	1,082	500	435	5.25%, 09/01/35 (m)	1,745	1,517
650	671			5.38%, 04/05/17 (m)	650	671
		1,000	989	6.20%, 04/15/38	1,000	989
		260	299	7.55%, 02/15/30	260	299

	7,343		2,767			10,110

				Food Products — 0.6%
360	338			Del Monte Corp., 6.75%, 02/15/15 (m)	360	338
		893	598	Eurofresh, Inc., 11.50%, 01/15/13 (c) (e)	893	598
		360	369	General Mills, Inc., 5.65%, 09/10/12	360	369
		1,000	1,100	Grand Metropolitan Investment Corp., 7.45%, 04/15/35	1,000	1,100
		1,000	1,015	Kellogg Co., 5.13%, 12/03/12	1,000	1,015
				Kraft Foods, Inc.,
		800	786	6.13%, 02/01/18	800	786
		575	562	6.88%, 02/01/38	575	562
		1,700	1,751	Land O’ Lakes, Inc., 9.00%, 12/15/10	1,700	1,751
				Smithfield Foods, Inc.,
		1,000	930	7.75%, 05/15/13	1,000	930
		750	671	7.75%, 07/01/17	750	671

	338		7,782			8,120

				Gas Utilities — 0.9%
		575	565	Atmos Energy Corp., 5.13%, 01/15/13 (c)	575	565
		570	516	CenterPoint Energy Resources Corp., 6.63%, 11/01/37	570	516
		750		Dynegy Roseton/Danskammer Pass Through	750
			734	Trust, 7.67%, 11/08/16		734
		1,000	1,046	KeySpan Gas East Corp., 7.88%, 02/01/10	1,000	1,046
910	794			Nakilat, Inc., (Qatar), 6.07%, 12/31/33 (e) (m)	910	794
830	838			NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (m)	830	838
		500	501	Pacific Energy Partners LP/Pacific Energy	500	501
				Finance Corp., 7.13%, 06/15/14
		850	915	Schlumberger Technology Corp., 6.50%, 04/15/12 (c)	850	915
770	785			Sonat, Inc., 7.63%, 07/15/11 (m)	770	785
		835	838	Southern California Gas Co., 4.38%, 01/15/11	835	838
		210	221	Texas Eastern Transmission LP, 7.30%, 12/01/10	210	221
				TransCanada Pipelines Ltd., (Canada),
		1,495	1,418	4.00%, 06/15/13	1,495	1,418
		1,000	902	6.20%, 10/15/37	1,000	902
				Williams Partners LP/Williams Partners Finance Corp.,
		1,147	1,150	7.25%, 02/01/17	1,147	1,150
		500	518	7.50%, 06/15/11	500	518

	2,417		9,324			11,741

				Health Care Equipment & Supplies — 0.3%
		1,550	1,505	Baxter International, Inc., 4.63%, 03/15/15	1,550	1,505
1,060	1,113			Biomet, Inc., PIK, 10.38%, 10/15/17 (m)	1,060	1,113
735	706			Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	735	706
		750	741	Medtronic, Inc., 4.75%, 09/15/15	750	741

	1,819		2,246			4,065

				Health Care Providers & Services — 0.5%
995	1,005	750	758	Community Health Systems, Inc., 8.88%, 07/15/15 (c) (m)	1,745	1,763
		350	359	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	350	359
				HCA, Inc.,
		160	164	9.13%, 11/15/14 (c)	160	164
515	530	440	453	9.25%, 11/15/16 (m)	955	983
570	575			PIK, 9.63%, 11/15/16 (m)	570	575
2,240	2,166			UnitedHealth Group, Inc., VAR, 2.98%, 06/21/10 (m)	2,240	2,166

	4,276		1,734			6,010

				Hotels, Restaurants & Leisure — 0.9%
		750	673	Host Hotels & Resorts LP, 6.88%, 11/01/14	750	673

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		1,000	935	Host Marriott LP, 7.00%, 08/15/12 (c)	1,000	935
		1,810	1,321	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 (e)	1,810	1,321
				McDonald’s Corp.,
		3,775	3,764	4.30%, 03/01/13	3,775	3,764
830	826			6.30%, 10/15/37 (m)	830	826

				MGM Mirage, Inc.,
545	436			5.88%, 02/27/14 (m)	545	436
370	322			6.75%, 04/01/13 (m)	370	322
		1,800	1,427	6.88%, 04/01/16	1,800	1,427
		900		Seminole Hard Rock Entertainment, Inc., VAR,	900
			720	5.28%, 03/15/14 (e)		720
		1,000	953	Speedway Motorsports, Inc., 6.75%, 06/01/13	1,000	953
455	424			Vail Resorts, Inc., 6.75%, 02/15/14 (m)	455	424
		350	319	Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	350	319

	2,008		10,112			12,120

				Household Durables — 0.4%
				Beazer Homes USA, Inc.,
205	138			6.50%, 11/15/13 (m)	205	138
70	46			6.88%, 07/15/15 (m)	70	46
670	596			Jarden Corp., 7.50%, 05/01/17 (m)	670	596
		1,500	1,532	K Hovnanian Enterprises, Inc., 11.50%, 05/01/13 (e)	1,500	1,532
				KB Home,
		1,000	833	5.75%, 02/01/14	1,000	833
		415	340	5.88%, 01/15/15	415	340
		750	596	Meritage Homes Corp., 7.00%, 05/01/14 (c)	750	596
805	648			Sealy Mattress Co., 8.25%, 06/15/14 (m)	805	648
730	460			Simmons Co., SUB, 10.00%, 12/15/14 (m)	730	460

	1,888		3,301			5,189

				Household Products — 0.2%
		375	334	Jarden Corp., 7.50%, 05/01/17 (c)	375	334
		915	1,135	Procter & Gamble Co. — ESOP, 9.36%, 01/01/21	915	1,135
		500	350	Spectrum Brands, Inc., PIK, 11.50%, 10/02/13 (c)	500	350
				Visant Holding Corp.,
510	486			8.75%, 12/01/13 (m)	510	486
340	331			SUB, 8.75%, 12/01/13 (m)	340	331

	817		1,819			2,636

				Independent Power Producers & Energy Traders — 0.1%
12	12			AES Corp. (The), 8.75%, 05/15/13 (e) (m)	12	12
255	261			Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (m)	255	261
		463	469	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	463	469
635	627			NRG Energy, Inc., 7.38%, 02/01/16 (m)	635	627

	900		469			1,369

				Industrial Conglomerates — 0.2%
		600	450	JB Poindexter & Co., Inc., 8.75%, 03/15/14 (c)	600	450
		1,830		Siemens Financieringsmaatschappij N.V.,	1,830
			1,842	(Netherlands), 5.75%, 10/17/16 (e)		1,842

			2,292			2,292

				Insurance — 2.8%
		419	434	AIG SunAmerica, Inc., 8.13%, 04/28/23	419	434
		515	514	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	515	514
				American International Group, Inc.,
		1,000	887	4.25%, 05/15/13	1,000	887
		435	368	5.60%, 10/18/16	435	368
310	306			8.25%, 08/15/18 (e) (m)	310	306
		1,350		Berkshire Hathaway Finance Corp., 4.20%,	1,350
			1,373	12/15/10 (c)		1,373
		315	302	Chubb Corp., 5.75%, 05/15/18	315	302
		1,800	1,652	Crum & Forster Holdings Corp., 7.75%, 05/01/17	1,800	1,652
		855	857	Genworth Global Funding Trusts, 5.20%, 10/08/10	855	857
		1,650		Jackson National Life Global Funding, 5.38%,	1,650
			1,630	05/08/13 (e)		1,630
570				Liberty Mutual Group, Inc., 7.50%,	570
	492			08/15/36 (e) (m)		492
1,885				Lincoln National Corp., VAR, 7.00%,	1,885
	1,639			05/17/66 (m)		1,639
		1,000		MassMutual Global Funding II, 3.50%,	1,000
			997	03/15/10 (e)		997
		2,550		MetLife Life and Annuity Co. of Connecticut,	2,550
			2,354	5.13%, 08/15/14 (e)		2,354
				Metropolitan Life Global Funding I,
2,220	2,200			5.13%, 04/10/13 (e) (m)	2,220	2,200
		875	866	5.20%, 09/18/13 (e)	875	866
		600	608	5.75%, 07/25/11 (e)	600	608
835				Nationwide Financial Services, 6.75%,	835
	615			05/15/37 (m)		615

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

1,790				Nationwide Life Global Funding I, VAR, 2.84%,	1,790
	1,751			10/09/09 (e) (m)		1,751
		1,680		New York Life Global Funding, 4.65%,	1,680
			1,680	05/09/13 (e)		1,680
		770		Pacific Life Global Funding, 5.15%,	770
			770	04/15/13 (e)		770

		300		Principal Life Global Funding I, 5.25%,	300
			298	01/15/13 (e)		298
				Principal Life Income Funding Trusts,
		320	321	5.15%, 06/17/11	320	321
		2,050	2,041	5.30%, 12/14/12	2,050	2,041
1,435	1,433			5.30%, 04/24/13 (m)	1,435	1,433
				Protective Life Secured Trusts,
2,005	2,002			3.70%, 11/24/08 (m)	2,005	2,002
		2,100	2,067	4.00%, 04/01/11	2,100	2,067
1,790				StanCorp Financial Group, Inc., VAR, 6.90%,	1,790
	1,511			05/29/67 (m)		1,511
3,420				Stingray Pass-Through Trust, (Cayman Islands),	3,420
	513			5.90%, 01/12/15 (e) (i)		513
1,855				Swiss RE Capital I LP, (United Kingdom), VAR,	1,855
	1,598			6.85%, 05/25/16 (e) (m) (x)		1,598
		400	431	Torchmark Corp., 7.88%, 05/15/23	400	431
		400	384	Travelers Cos, Inc. (The), 5.80%, 05/15/18	400	384
1,870				XL Capital Ltd., (Cayman Islands), VAR, 6.50%,	1,870
	1,122			04/15/17 (m) (x)		1,122

	15,182		20,834			36,016

				IT Services — 0.2%
		900	943	Electronic Data Systems Corp., 6.00%, 08/01/13	900	943
1,015	957			Iron Mountain, Inc., 6.63%, 01/01/16 (m)	1,015	957
				SunGard Data Systems, Inc.,
370	376			9.13%, 08/15/13	370	376
600	604			10.25%, 08/15/15 (m)	600	604

	1,937		943			2,880

				Leisure Equipment & Products — 0.1%
		400	338	Brunswick Corp., 7.38%, 09/01/23	400	338
450				Steinway Musical Instruments, Inc., 7.00%,	450
	403			03/01/14 (e) (m)		403

	403		338			741

				Machinery — 0.4%
		550	546	Eaton Corp., 5.60%, 05/15/18	550	546
		255	289	Ingersoll-Rand Co., 7.20%, 06/01/25	255	289
		424	408	Ormat Funding Corp., 8.25%, 12/30/20	424	408
				Parker Hannifin Corp.,
		175	176	5.50%, 05/15/18	175	176
		440	449	6.25%, 05/15/38	440	449
		185	190	SPX Corp., 7.63%, 12/15/14 (c) (e)	185	190
895	884			Terex Corp., 8.00%, 11/15/17 (m)	895	884
		500	485	Valmont Industries, Inc., 6.88%, 05/01/14	500	485
		1,500	1,500	Wabtec Corp., 6.88%, 07/31/13 (c)	1,500	1,500

	884		4,043			4,927

				Marine — 0.1%
		400	390	Stena AB, (Sweden), 7.50%, 11/01/13	400	390
		750	703	Ultrapetrol Bahamas Ltd., (Bahamas), 9.00%, 11/24/14	750	703

			1,093			1,093

				Media — 2.3%
		2,004		Adelphia Communications Corp., 9.38%,	2,004
			168	11/15/09 (d)		168
		500		Block Communications, Inc., 8.25%,	500
			471	12/15/15 (e)		471
				CBS Corp.,
		700	724	7.70%, 07/30/10	700	724
		750	791	8.63%, 08/01/12	750	791
		500		CCH I Holdings LLC / CCH I Holdings Capital	500
			250	Corp., 11.13%, 01/15/14 (c)		250
		414		CCH I LLC / CCH I Capital Corp., 11.00%,	414
			318	10/01/15 (c)		318
575				CCO Holdings LLC/CCO Holdings Capital Corp.,	575
	542			8.75%, 11/15/13 (m)		542
215				Charter Communications Operating LLC/Charter	215
	207			Communications Operating Capital, 8.00%, 04/30/12 (e) (m)		207
		240		Comcast Cable Communications Holdings, Inc.,	240
			286	9.46%, 11/15/22		286
		1,500	1,687	Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,500	1,687
				Comcast Corp.,
		850	831	5.90%, 03/15/16	850	831
930	907			6.95%, 08/15/37 (m)	930	907

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Dex Media West LLC/Dex Media Finance Co.,
		750	720	8.50%, 08/15/10	750	720
1,340	1,032			9.88%, 08/15/13 (m)	1,340	1,032
				Dex Media, Inc.,
		400	236	8.00%, 11/15/13	400	236
870	505			SUB, 0.00%, 11/15/13 (m)	870	505
				DirecTV Holdings LLC/DirecTV Financing Co.,
910	858	500	471	6.38%, 06/15/15 (m)	1,410	1,329
		300	299	7.63%, 05/15/16 (e)	300	299
		1,000	1,035	8.38%, 03/15/13	1,000	1,035
				Echostar DBS Corp.,
		750	712	7.00%, 10/01/13	750	712
1,180	1,086			7.13%, 02/01/16 (m)	1,180	1,086
		1,000	1,145	Historic TW, Inc., 9.15%, 02/01/23	1,000	1,145
				Lamar Media Corp.,
		150	133	6.63%, 08/15/15 (c)	150	133
		750	665	6.63%, 08/15/15	750	665
		800	861	News America Holdings, Inc., 7.75%, 01/20/24	800	861
		600	613	News America, Inc., 6.75%, 01/09/38	600	613
720	677			Quebecor Media, Inc., (Canada), 7.75%, 03/15/16 (m)	720	677
		352	259	RH Donnelley, Inc., 11.75%, 05/15/15 (e)	352	259
		405	411	Thomson Reuters Corp., (Canada), 5.95%, 07/15/13	405	411
				Time Warner Cable, Inc.,
820	756			6.55%, 05/01/37 (m)	820	756
450	452			7.30%, 07/01/38 (m)	450	452
				Time Warner, Inc.,
1,505	1,489			5.50%, 11/15/11 (m)	1,505	1,489
1,820	1,783			VAR, 3.03%, 11/13/09 (m)	1,820	1,783
				Time Warner Entertainment Co. LP,
		400	437	8.38%, 03/15/23	400	437
		1,000	1,090	8.88%, 10/01/12	1,000	1,090
		750	854	10.15%, 05/01/12	750	854
		1,800		Valassis Communications, Inc., 6.63%,	1,800
			1,791	01/15/09 (c)		1,791
250		1,750		Videotron Ltee, (Canada),	2,000
	243		1,700	6.88%, 01/15/14 (m)		1,943

	10,537		18,958			29,495

				Metals & Mining — 1.4%
		370	343	Alcoa, Inc., 5.55%, 02/01/17	370	343
				BHP Billiton Finance USA Ltd., (Australia),
		570	565	4.80%, 04/15/13	570	565
		760	772	5.00%, 12/15/10	760	772
		575	550	5.40%, 03/29/17	575	550
		1,086	947	California Steel Industries, Inc., 6.13%, 03/15/14	1,086	947
		750		FMG Finance Pty Ltd., (Australia), 10.63%,	750
			840	09/01/16 (e)		840
630				Freeport-McMoRan Copper & Gold, Inc., 8.25%,	630
	661			04/01/15 (m)		661
		781	795	Newmont Gold Co Pass Through Trust, 8.91%, 01/05/09	781	795
2,235		1,000		Rio Tinto Finance USA Ltd., (Australia),	3,235
	2,254		1,008	5.88%, 07/15/13 (m)		3,262
				Steel Dynamics, Inc.,
		1,500	1,399	6.75%, 04/01/15	1,500	1,399
		300	297	7.38%, 11/01/12	300	297
		1,000	920	Wolverine Tube, Inc., 10.50%, 04/01/09 (c)	1,000	920
6,720				Xstrata Finance Dubai Ltd., (United Arab	6,720
	6,580			Emirates), VAR, 3.15%, 11/13/09 (e)		6,580

	9,495		8,436			17,931

				Multiline Retail — 0.1%
310				Neiman-Marcus Group, Inc. (The), PIK, 9.00%,	310
	301			10/15/15 (m)		301
		1,000	906	Nordstrom, Inc., 7.00%, 01/15/38	1,000	906
				Target Corp.,
415	409			6.50%, 10/15/37 (m)	415	409
		310	320	7.00%, 01/15/38	310	320

	710		1,226			1,936

				Multi-Utilities — 0.6%
		140		Abu Dhabi National Energy Co., (United Arab	140
			142	Emirates), 6.60%, 08/01/13 (e)		142
		1,591	1,646	AES Corp. (The), 8.75%, 05/15/13 (e)	1,591	1,646
				Dominion Resources, Inc.,
1,350	1,300			5.15%, 07/15/15 (m)	1,350	1,300
		400	412	7.00%, 06/15/38	400	412
1,170				MidAmerican Energy Holdings Co., 6.50%,	1,170
	1,167			09/15/37 (m)		1,167
505				Mirant North America LLC, 7.38%,	505
	501			12/31/13 (m)		501
		900	891	NorthWestern Corp., 5.88%, 11/01/14	900	891
		750	724	Reliant Energy, Inc., 7.88%, 06/15/17 (c)	750	724

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		250	248	Sempra Energy, 6.15%, 06/15/18	250	248
610				Veolia Environnement, (France), 6.00%,	610
	612			06/01/18 (m)		612

	3,580		4,063			7,643

				Oil, Gas & Consumable Fuels — 2.8%
		750		AmeriGas Partners LP/AmeriGas Eagle Finance	750
			698	Corp., 7.13%, 05/20/16		698
				Anadarko Petroleum Corp.,
720	662			6.45%, 09/15/36 (m)	720	662
2,240	2,221			VAR, 3.18%, 09/15/09 (m)	2,240	2,221
890				Canadian Natural Resources Ltd., (Canada),	890
	820			6.25%, 03/15/38 (m)		820
				Chesapeake Energy Corp.,
430	400			6.50%, 08/15/17 (m)	430	400
		250	240	6.88%, 01/15/16 (c)	250	240
270	267			7.00%, 08/15/14 (m)	270	267
		500	505	7.50%, 09/15/13 (c)	500	505
2,448				Citic Resources Finance Ltd., (Bermuda),	2,448
	2,240			6.75%, 05/15/14 (e) (m)		2,240
		425	490	Conoco Funding Co., (Canada), 7.25%, 10/15/31	425	490
				ConocoPhillips,
		600	591	5.90%, 05/15/38	600	591
		3,000	3,259	8.75%, 05/25/10	3,000	3,259
		1,800	1,783	El Paso Corp., 6.88%, 06/15/14	1,800	1,783
740	704			EnCana Corp., (Canada), 6.63%, 08/15/37 (m)	740	704
1,440				Enterprise Operating Products LP, 6.30%,	1,440
	1,437			09/15/17 (m)		1,437
				Gaz Capital S.A. for Gazprom, (Russia),
2,740	2,340	100	86	7.29%, 08/16/37 (e) (m)	2,840	2,426
		180	154	7.29%, 08/16/37	180	154
1,514	1,505	1,071	1,064	Gazprom International S.A., (Russia), 7.20%, 02/01/20	2,585	2,569
		675	593	Holly Energy Partners LP, 6.25%, 03/01/15	675	593
		390		KazMunaiGaz Finance Sub BV, (Netherlands),	390
			398	9.13%, 07/02/18 (e)		398
180				Kinder Morgan Energy Partners LP, 6.50%,	180
	168			02/01/37 (m)		168
		250	271	Marathon Oil Canada Corp., (Canada), 8.38%, 05/01/12	250	271
		400	396	Marathon Oil Corp., 6.00%, 10/01/17	400	396
665	596			Nexen, Inc., (Canada), 6.40%, 05/15/37 (m)	665	596
		435	475	Norsk Hydro ASA, (Norway), 7.15%, 11/15/25	435	475
1,535	1,549			ONEOK Partners LP, 5.90%, 04/01/12 (m)	1,535	1,549
		1,000		OPTI Canada, Inc., (Canada), 8.25%,	1,000
			999	12/15/14 (c)		999
				Petro-Canada, (Canada),
		400	381	6.80%, 05/15/38	400	381
		335	358	7.88%, 06/15/26	335	358
		205		Petroleos de Venezuela S.A., (Venezuela),	205
			139	5.25%, 04/12/17		139
		250	258	Premcor Refining Group, Inc. (The), 7.50%, 06/15/15	250	258
1,853	1,895			Qatar Petroleum, (Qatar), 5.58%, 05/30/11 (e) (m)	1,853	1,895
		25	24	Range Resources Corp., 7.25%, 05/01/18 (c)	25	24
1,345				Ras Laffan Liquefied Natural Gas Co., Ltd. III,	1,345
	1,319			(Qatar), 5.83%, 09/30/16 (e) (m)		1,319
		500	442	Sabine Pass LNG LP, 7.25%, 11/30/13 (c)	500	442
		200	205	Southwestern Energy Co., 7.50%, 02/01/18 (e)	200	205
685		815		Suncor Energy, Inc., (Canada),	1,500
	686		816	6.85%, 06/01/39 (m)		1,502
		1,000	898	Swift Energy Co., 7.13%, 06/01/17	1,000	898
		825	833	Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	825	833
680	600			Valero Energy Corp., 6.63%, 06/15/37 (m)	680	600
		250	254	Williams Cos., Inc., 6.38%, 10/01/10 (c) (e)	250	254
960	865			XTO Energy, Inc., 6.38%, 06/15/38	960	865

	20,274		16,610			36,884

				Paper & Forest Products — 0.2%
		100		Abitibi-Consolidated Co. of Canada, (Canada),	100
			41	8.38%, 04/01/15 (c)		41
		410	152	Abitibi-Consolidated, Inc., (Canada), 8.85%, 08/01/30	410	152
				Domtar Corp.,
		500	482	7.13%, 08/15/15	500	482
		250	257	7.88%, 10/15/11	250	257
				Georgia-Pacific LLC,
345	321			7.00%, 01/15/15 (e) (m)	345	321
		875	812	7.13%, 01/15/17 (c) (e)	875	812
285	266			7.70%, 06/15/15 (m)	285	266

	587		1,744			2,331

				Pharmaceuticals — 0.5%
		400	405	Abbott Laboratories, 6.15%, 11/30/37	400	405
				AstraZeneca plc, (United Kingdom),
		504	520	5.40%, 09/15/12	504	520

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

		678	697	5.40%, 06/01/14	678	697
		500		Elan Finance plc/Elan Finance Corp., (Ireland),	500
			461	VAR, 6.80%, 11/15/11		461
1,035	1,036	920	921	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38 (m)	1,955	1,957
		1,000	954	Schering-Plough Corp., 6.55%, 09/15/37	1,000	954
				Wyeth,
		810	826	5.50%, 02/01/14	810	826
		555	562	5.50%, 02/15/16	555	562

	1,036		5,346			6,382

				Real Estate Investment Trusts (REITs) — 0.3%
				Host Hotels & Resorts LP,
115	100			6.38%, 03/15/15 (m)	115	100
530	500			7.13%, 11/01/13 (m)	530	500
				HRPT Properties Trust,
		375	337	6.25%, 08/15/16	375	337
		300	270	6.65%, 01/15/18	300	270
				iStar Financial, Inc.,
		250	241	4.88%, 01/15/09	250	241
		250	199	6.00%, 12/15/10	250	199
				Simon Property Group LP,
		340	323	5.63%, 08/15/14	340	323
		905	883	6.10%, 05/01/16	905	883
		500	528	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	500	528

	600		2,781			3,381

				Real Estate Management & Development — 0.1%
		250	248	ERP Operating LP, 4.75%, 06/15/09	250	248
		750	675	Forest City Enterprises, Inc., 7.63%, 06/01/15	750	675

			923			923

				Road & Rail — 0.4%
		350		Avis Budget Car Rental LLC/Avis Budget	350
			239	Finance, Inc., 7.75%, 05/15/16		239
		786		Burlington Northern and Santa Fe Railway Co.	786
			869	2000 Pass Through Trust, 7.91%, 01/15/20		869
		500	526	Burlington Northern Santa Fe Corp., 7.13%, 12/15/10	500	526
		280	343	Canadian Pacific Ltd., (Canada), 9.45%, 08/01/21	280	343
				Erac USA Finance Co.,
		250	212	6.38%, 10/15/17 (e)	250	212
		800	595	6.70%, 06/01/34 (e)	800	595
105	99			Hertz Corp. (The), 8.88%, 01/01/14 (m)	105	99
				Kansas City Southern de Mexico S.A. de C.V., (Mexico),
		352	343	7.38%, 06/01/14	352	343
		350	343	7.63%, 12/01/13	350	343
195	156			RSC Equipment Rental, Inc., 9.50%, 12/01/14 (m)	195	156
		350	332	Union Pacific Corp., 4.88%, 01/15/15	350	332
				United Rentals North America, Inc.,
		750	669	6.50%, 10/06/08	750	669
7	6			6.50%, 02/15/12 (m)	7	6

	261		4,471			4,732

				Semiconductors & Semiconductor Equipment — 0.2%
265	207			Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14 (m)	265	207
		1,300		MagnaChip Semiconductor S.A./MagnaChip	1,300
				Semiconductor Finance Co., (Luxembourg),
			754	6.88%, 12/15/11 (c)		754
				NXP BV/NXP Funding LLC, (Netherlands),
		1,125	922	7.88%, 10/15/14	1,125	922
		375	292	VAR, 5.54%, 10/15/13	375	292
780				Sensata Technologies BV, (Netherlands),	780
	663			8.00%, 05/01/14 (m)		663
		500	348	Spansion, Inc., VAR, 5.81%, 06/01/13 (c) (e)	500	348

	870		2,316			3,186

				Software — 0.2%
310	220			Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	310	220
				Oracle Corp.,
		1,000	996	5.25%, 01/15/16	1,000	996
575	581	1,030	1,041	6.50%, 04/15/38 (m)	1,605	1,622

	801		2,037			2,838

				Specialty Retail — 0.2%
		1,000	900	ACE Hardware Corp., 9.13%, 06/01/16 (c) (e)	1,000	900
		500	495	Brown Shoe Co., Inc., 8.75%, 05/01/12	500	495
		775	705	Collective Brands, Inc., 8.25%, 08/01/13	775	705
285	288			Sally Holdings LLC, 9.25%, 11/15/14 (m)	285	288

	288		2,100			2,388

				Textiles, Apparel & Luxury Goods — 0.0% (g)
650	562			Hanesbrands, Inc., VAR, 6.51%, 12/15/14 (m)	650	562

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION		Combined Pro Forma	Combined Pro Forma

Principal Amount	Value		Principal Amount	Value			Principal Amount	Value

					Thrifts & Mortgage Finance — 0.7%
2,600					Bancaja U.S. Debt S.A.U., (Spain), VAR, 2.94%,		2,600
	2,517				07/10/09 (e) (m)			2,517
					Countrywide Financial Corp.
			500	486	VAR, 0.00%, 04/15/37		500	486
185	180				VAR, 3.02%, 03/24/09 (m)		185	180
			700	627	Countrywide Home Loans, Inc., 4.00%, 03/22/11		700	627
560	538				Sovereign Bancorp, Inc., VAR, 2.96%, 03/01/09 (m)		560	538
			2,000	1,977	Wachovia Mortgage FSB, 4.50%, 06/15/09		2,000	1,977
1,120	943				Washington Mutual Bank, VAR, 2.89%, 05/01/09 (m)		1,120	943
					Washington Mutual, Inc.,
			2,375	1,698	4.20%, 01/15/10		2,375	1,698
			455	232	7.25%, 11/01/17		455	232

	4,178			5,020				9,198

					Tobacco — 0.1%
			750	763	Alliance One International, Inc., 11.00%, 05/15/12		750	763
585	575				Philip Morris International, Inc., 6.38%, 05/16/38 (m)		585	575

	575			763				1,338

					Water Utilities — 0.1%
			925	895	American Water Capital Corp., 6.09%, 10/15/17		925	895

					Wireless Telecommunication Services — 0.4%
365	362				Cricket Communications, Inc., 9.38%, 11/01/14 (m)		365	362
560	555				MetroPCS Wireless, Inc., 9.25%, 11/01/14 (m)		560	555
			1,750	1,872	New Cingular Wireless Services, Inc., 7.88%, 03/01/11		1,750	1,872
985	999				Rogers Communications, Inc., (Canada), 6.80%, 08/15/18 (m)		985	999
			250	260	Rural Cellular Corp., 8.25%, 03/15/12		250	260
			855	808	Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15		855	808

	1,916			2,940				4,856

	162,560			362,949	Total Corporate Bonds (Cost $177,302, $379,894 and $557,196, respectively)			525,509

					Foreign Government Securities — 2.9%
		EGP	1,520	262	Arab Republic of Egypt, (Egypt), 8.75%, 07/18/12 (e)	EGP	1,520	262
			200		Banco Nacional de Desenvolvimento Economico		200
				202	e Social, (Brazil), VAR, 6.37%, 06/16/18 (e)			202
2,480					Barclays Bank plc, VAR, 0.00%, 04/07/10		2,480
	1,776				(linked to Government of Ghana, VAR, 0.00%, 04/07/10) (e) (i)			1,776
2,100					Citigroup Funding, Inc., 15.00%, 03/12/12		2,100
	1,687				(linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)			1,687
			370		Citigroup Funding, Inc. 15.00%, 03/12/12		370
				324	(linked to Dominican Republic Government Bond, 15.00%, 03/12/12)			324
			90		Citigroup Funding, Inc. VAR, 0.00% (linked		90
				89	to Republic of Nigeria, VAR, 0.00%, 12/17/10) (e) (i)			89
1,610		TRY	910		Credit Suisse, Nassau Branch, 14.00%, 01/19/11	TRY	2,520
	1,248			719	(linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)			1,967
			650		Credit Suisse First Boston International for		650
				607	CJSC The EXIM of Ukraine, (Ukraine), 7.65%, 09/07/11			607
			120		CS International for City of Kiev Ukraine,		120
				114	(Ukraine), 8.25%, 11/26/12 (e)			114
					Federal Republic of Brazil, (Brazil),
1,745	1,947		425	474	8.00%, 01/15/18		2,170	2,421
			97	121	8.25%, 01/20/34		97	121
			520	645	8.88%, 10/14/19		520	645
1,155	1,958		155	263	12.25%, 03/06/30		1,310	2,221
		BRL	590	390	12.50%, 01/05/22	BRL	590	390
			100		Government of Barbados, (Barbados), 6.63%,		100
				96	12/05/35 (e)			96
1,440			680		Government of Ukraine, (Ukraine), 6.58%,		2,120
	1,226			579	11/21/16 (e)			1,805
		BRL	1,825		HSBC Bank USA, N.A. VAR, 0.00%, 01/01/17	BRL	1,825
				946	(linked to Brazilian Real Notes, VAR, 0.00%, 01/01/17) (i)			946
1,970	2,194		100	111	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24		2,070	2,305
		MXN	705	72	Mexican Bonos, (Mexico), 9.50%, 12/18/14	MXN	705	72
900					National Agricultural Cooperative Federation,		900
	906				(South Korea), VAR, 5.75%, 06/18/14			906
		ARS	80		Notas del Banco Central de la Republica	ARS	80
				26	Argentina, (Argentina), VAR, 17.65%, 02/10/10			26
			570		Petroleos de Venezuela S.A., (Venezuela),		570
				325	5.38%, 04/12/27			325
					Republic of Argentina, (Argentina),
		ARS	237	86	VAR, 0.00%, 02/04/18	ARS	237	86
		ARS	120	43	VAR, 0.00%, 12/31/33	ARS	120	43

See notes to pro forma financial statements

JPMorgan Bond Fund		JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma			Combined Pro Forma

Principal Amount		Value		Principal Amount		Value		Principal Amount			Value

3,810		1,796					VAR, 3.00%, 04/30/13		3,810		1,796
					890	354	VAR, 3.13%, 08/03/12		890		354
					100	86	7.00%, 03/28/11		100		86
					606	451	8.28%, 12/31/33		606		451
							Republic of Colombia, (Colombia),
					60	88	11.75%, 02/25/20		60		88
				COP	200,000	110	12.00%, 10/22/15	COP	200,000		110
					175	224	Republic of Costa Rica, (Costa Rica), 10.00%, 08/01/20		175		224
					345	305	Republic of Ecuador, (Ecuador), SUB, 10.00%, 02/15/09		345		305
					45		Republic of El Salvador, (El Salvador), 8.25%,		45
						49	04/10/32 (e)				49
					380		Republic of Gabon, (Gabon), 8.20%,		380
						388	12/12/17 (e)				388
							Republic of Guatemala, (Guatemala),
					173	198	8.13%, 10/06/34		173		198
1,730		1,950			250	282	9.25%, 08/01/13		1,980		2,232
1,790		2,005					10.25%, 11/08/11		1,790		2,005
							Republic of Indonesia, (Indonesia),
					498	502	6.75%, 03/10/14		498		502
					300	321	8.50%, 10/12/35		300		321
					270	199	Republic of Iraq, (Iraq), 5.80%, 01/15/28		270		199
					150	153	Republic of Panama, (Panama), 6.70%, 01/26/36		150		153
							Republic of Peru, (Peru),
				PEN	333	98	6.90%, 08/12/37	PEN	333		98
					83	97	8.38%, 05/03/16		83		97
					158	205	8.75%, 11/21/33		158		205
					288	356	9.88%, 02/06/15		288		356
							Republic of Philippines, (Philippines),
					175	192	7.75%, 01/14/31		175		192
					290	319	8.25%, 01/15/14		290		319
					175	165	Republic of Turkey, (Turkey), 6.88%, 03/17/36		175		165
							Republic of Uruguay, (Uruguay),
				UYU	8,000	403	3.70%, 06/26/37	UYU	8,000		403
					170	172	7.63%, 03/21/36		170		172
							Republic of Venezuela, (Venezuela),
					270	207	7.65%, 04/21/25		270		207
					562	492	9.38%, 01/13/34		562		492
					690	712	10.75%, 09/19/13		690		712
					350		RSHB Capital S.A. for OJSC Russian Agricultural		350
						334	Bank, (Russia), VAR, 6.97%, 09/21/16				334
							Russian Federation, (Russia),
380		667			310	544	12.75%, 06/24/28		690		1,211
596		664			182	203	SUB, 7.50%, 03/31/30		778		867
							United Mexican States, (Mexico),
					166	161	6.05%, 01/11/40		166		161
				MXN	1,000	96	8.00%, 12/19/13	MXN	1,000		96
1,710		2,061					8.00%, 09/24/22		1,710		2,061
				MXN	2,000	220	10.00%, 12/05/24	MXN	2,000		220
							Total Foreign Government Securities (Cost $23,497, $15,886 and $39,383, respectively)
		22,085				15,180					37,265

							Mortgage Pass-Through Securities — 15.9%
							Federal Home Loan Mortgage Corp.,
					418	420	ARM, 6.12%, 05/01/37		418		420
					2,122	2,175	ARM, 6.15%, 10/01/37		2,122		2,175
							Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
					5,689	5,399	4.00%, 08/01/18 – 05/01/19		5,689		5,399
					2,009	1,977	4.50%, 10/01/18		2,009		1,977
79		81					6.00%, 02/01/11 – 04/01/11 (m)		79		81
					1,488	1,555	6.50%, 07/01/14		1,488		1,555
					342	355	7.00%, 06/01/09 – 06/01/11		342		355
					93	96	7.50%, 09/01/10 – 05/01/11		93		96
					27	28	8.50%, 06/01/10		27		28
							Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
					3,206	3,336	6.50%, 11/01/22 – 03/01/26		3,206		3,336
					782	820	7.00%, 01/01/27		782		820
							Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
					681	619	4.00%, 09/01/33		681		619
					2,147	2,129	5.50%, 07/01/35		2,147		2,129
83		84			475	483	6.00%, 02/01/29 - 01/01/35 (m)		558		567
					2,581	2,666	6.50%, 01/01/24 – 11/01/36		2,581		2,666
26		28			1,634	1,717	7.00%, 09/01/24 – 10/01/36 (m)		1,660		1,745
58		63			263	283	7.50%, 10/01/19 – 10/01/30 (m)		321		346
43		46			240	261	8.00%, 08/01/27 – 03/01/30 (m)		283		307
—	(h)	—	(h)				9.75%, 11/01/08 (m)		—	(h)	—	(h)
1,500		1,441					TBA, 5.00%, 09/15/38		1,500		1,441
6,545		6,435					TBA, 5.50%, 10/15/38		6,545		6,435
6,510		6,563					TBA, 6.00%, 09/15/38		6,510		6,563

See notes to pro forma financial statements

JPMorgan Bond Fund		JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund		SECURITY DESCRIPTION	Combined Pro Forma		Combined Pro Forma

Principal Amount		Value		Principal Amount		Value			Principal Amount		Value

				534				Federal Home Loan Mortgage Corp. Gold Pools, Other,	534
						551		7.00%, 12/01/14 – 03/01/16			551
								Federal Home Loan Mortgage Corp., 30 Year, Single Family,
				9		10		7.50%, 02/01/17 – 06/01/17	9		10
				5		5		8.00%, 08/01/09 – 02/01/10	5		5
				1		1		10.25%, 06/01/09	1		1
				21		24		12.00%, 08/01/15 – 07/01/19	21		24
				1		1		13.00%, 06/01/14	1		1
				—	(h)	—	(h)	13.50%, 01/01/11	—	(h)	—	(h)
				—	(h)	—	(h)	14.50%, 12/01/10 – 03/01/11	—	(h)	—	(h)
				—	(h)	—	(h)	14.75%, 03/01/10	—	(h)	—	(h)
				1		1		15.00%, 03/01/11	1		1
								Federal National Mortgage Association,
				655		655		ARM, 4.12%, 01/01/34	655		655
				856		865		ARM, 4.27%, 05/01/35	856		865
				2,146		2,193		ARM, 5.80%, 04/01/37	2,146		2,193
				506		518		ARM, 5.90%, 06/01/37	506		518
				1,499		1,516		ARM, 5.97%, 02/01/37	1,499		1,516
				1,972		2,018		ARM, 6.14%, 07/01/37	1,972		2,018
				27		27		ARM, 6.75%, 10/01/33	27		27
								Federal National Mortgage Association, 15 Year, Single Family,
				10,584		9,860		3.50%, 09/01/18 – 07/01/19	10,584		9,860
				7,858		7,490		4.00%, 07/01/18 – 12/01/18	7,858		7,490
				797		786		4.50%, 07/01/18	797		786
				4,310		4,322		5.00%, 05/01/18 – 11/01/18	4,310		4,322
				2,850		2,903		5.50%, 08/01/17 – 07/01/20	2,850		2,903
				2,324		2,392		6.00%, 01/01/14 – 09/01/19	2,324		2,392
				266		276		6.50%, 05/01/13	266		276
				—	(h)	—	(h)	7.00%, 03/01/15	—	(h)	—	(h)
				63		64		7.50%, 02/01/12	63		64
				137		144		8.00%, 01/01/16	137		144
				195		200		8.50%, 11/01/11	195		200
11,500		11,137						TBA, 4.50%, 09/25/23	11,500		11,137
43,000		43,349						TBA, 5.50%, 09/25/23	43,000		43,349
7,600		7,783						TBA, 6.00%, 09/25/23	7,600		7,783
				1,887				Federal National Mortgage Association, 20 Year,	1,887
						1,969		Single Family, 6.50%, 11/01/18			1,969
								Federal National Mortgage Association, 30 Year,
								Single Family,
				5,975		5,935		5.50%, 12/01/28 – 03/01/34	5,975		5,935
1,011		1,030		1,020		1,035		6.00%, 09/01/33 – 01/01/34 (m)	2,031		2,065
811		836		1,290		1,340		6.50%, 04/01/28 – 08/01/29	2,101		2,176
232		243		11		11		7.00%, 03/01/28 – 03/01/35 (m)	243		254
26		28		172		185		7.50%, 09/01/25 – 03/01/35 (m)	198		213
—	(h)	—	(h)					8.00%, 08/01/22 (m)	—	(h)	—	(h)
—	(h)	—	(h)	129		140		8.50%, 10/01/25 - 12/01/25 (m)	129		140
				9		9		9.00%, 01/01/19 – 04/01/25	9		9
				55		61		12.50%, 01/01/16	55		61
19,135		18,896						TBA, 5.50%, 09/25/38	19,135		18,896
13,090		13,217						TBA, 6.00%, 09/25/38	13,090		13,217
				1,830				Federal National Mortgage Association, 7 Year,	1,830
						1,816		Balloon, 3.50%, 09/01/10			1,816
				730				Federal National Mortgage Association,	730
						726		FHA/VA, 5.50%, 08/01/34			726
								Federal National Mortgage Association, Other,
				5,339		5,289		4.00%, 09/01/13 (m)	5,339		5,289
496		495						4.96%, 11/01/08 (m)	496		495
				432		418		5.00%, 08/01/33	432		418
				1,410		1,429		5.50%, 09/01/17	1,410		1,429
				1,535		1,582		6.50%, 04/01/36 – 07/01/36	1,535		1,582
				2,850				Federal National Mortgage Association, Other,	2,850
						2,742		Single Family, 5.00%, 12/01/32			2,742
								Government National Mortgage Association II, 30 Year, Single Family,
				30		31		6.50%, 02/20/29	30		31
				170		182		7.50%, 08/20/25 – 07/20/27	170		182
				201		219		8.00%, 08/20/26 – 08/20/28	201		219
								Government National Mortgage Association, 30 Year, Single Family,
				785		814		6.50%, 02/15/28 – 10/15/29	785		814
455		484		270		288		7.00%, 01/15/23 – 09/15/31 (m)	725		772
				237		253		7.25%, 07/15/21 – 01/15/28	237		253
				168		181		7.50%, 10/15/22 – 09/15/29	168		181
				10		11		7.75%, 02/15/27	10		11
				10		11		8.50%, 11/15/25	10		11
1		1		206		226		9.00%, 04/15/16 – 01/15/25	207		227
				5		6		10.00%, 11/15/20	5		6
				4		4		13.00%, 01/15/15	4		4
2,800		2,841						TBA, 6.00%, 09/15/38	2,800		2,841

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

3,700	3,811			TBA, 6.50%, 09/15/38	3,700	3,811
				Total Mortgage Pass-Through Securities (Cost $116,687, $88,111 and $204,798, respectively)
	118,892		88,054			206,946

				Municipal Bond — 0.2%
				Illinois — 0.2%
		1,960	1,829	State of Illinois, Taxable Pension, 5.10%, 06/01/33 (Cost $0, $1,960 and $1,960, respectively)	1,960	1,829

				Private Placements — 1.1%
2,855				81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op	2,855
	2,966			Apartment Building in New York City, 6.95%, 01/01/29 (f) (i)		2,966
10,286				200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City,	10,286
	10,675			6.50%, 01/01/14 (f) (i)		10,675
712				200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage and Agreement on Co-op Apartment Building in New York	712
	742			City, 6.72%, 01/01/13 (f) (i)		742
				Total Private Placements (Cost $13,853, $0 and $13,853, respectively)
	14,383					14,383

				Supranational — 0.3%
		600	593	Corp. Andina de Fomento, 5.20%, 05/21/13	600	593
2,240	2,326			European Investment Bank, 4.88%, 02/16/16 (m)	2,240	2,326
				Total Supranationals (Cost $2,237, $599 and $2,836, respectively)
	2,326		593			2,919

				U.S. Government Agency Securities — 0.2%
		2,000	2,480	Federal National Mortgage Association, 8.20%, 03/10/16	2,000	2,480
		508	533	New Valley Generation II, 5.57%, 05/01/20	508	533

			3,013	Total U.S. Government Agency Securities (Cost $0, $2,433 and $2,433, respectively)		3,013

				U.S. Treasury Obligations — 6.7%
				U.S. Treasury Bonds,
550	601			5.00%, 05/15/37 (m)	550	601
		3,500	4,539	7.13%, 02/15/23 (c)	3,500	4,539
100	124			7.25%, 05/15/16 (k)	100	124
		2,700	3,523	7.25%, 08/15/22	2,700	3,523
		8,275	11,368	8.00%, 11/15/21	8,275	11,368
		5,000	6,894	8.13%, 05/15/21 (m)	5,000	6,894
		7,500	10,368	8.13%, 08/15/21	7,500	10,368
		2,500	3,444	8.88%, 08/15/17 (m)	2,500	3,444
		5,000	7,079	9.00%, 11/15/18 (m)	5,000	7,079
		5,125	7,268	9.13%, 05/15/18 (m)	5,125	7,268
				U.S. Treasury Bonds Coupon STRIPS,
		308	266	05/15/13 (c)	308	266
		2,000	1,623	11/15/14 (c)	2,000	1,623
		2,425	1,870	11/15/15	2,425	1,870
		3,900	2,914	05/15/16 (c)	3,900	2,914
		13,990	9,875	05/15/17 (c)	13,990	9,875
		165	115	08/15/17 (c)	165	115
		4,330	2,981	11/15/17	4,330	2,981
		555	373	05/15/18 (c)	555	373
		1,353	1,667	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	1,353	1,667
525				U.S. Treasury Inflation Indexed Notes, 2.13%,	525
	525			04/30/10 (k) (m)		525
				U.S. Treasury Notes,
370	367			1.75%, 03/31/10 (k)	370	367
545	543			2.00%, 02/28/10 (k) (m)	545	543
355	359			2.88%, 06/30/10 (k) (m)	355	359
175	177			3.38%, 10/15/09 (k)	175	177
810	826			3.50%, 02/15/10 (k) (m)	810	826
465	456			3.50%, 02/15/18 (m)	465	456
670	678			3.88%, 05/15/09 (k) (m)	670	678
3,460	3,480			3.88%, 05/15/18 (m)	3,460	3,480
340	355			4.00%, 02/15/15 (k)	340	355
775	787			4.00%, 08/15/18 (m)	775	787
520	523	55	55	4.38%, 11/15/08 (k) (m)	575	578
435	459			4.50%, 09/30/11 (k) (m)	435	459
85	87			4.63%, 07/31/09 (k)	85	87
465	477			4.88%, 08/15/09 (k) (m)	465	477
				Total U.S. Treasury Obligations (Cost $10,647, $65,667 and $76,314, respectively)
	10,824		76,222			87,046

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Principal Amount	Value	Principal Amount	Value		Principal Amount	Value

				Loan Participations & Assignments — 3.1%
				Aerospace & Defense — 0.1%
		107		Hawker Beechcraft Acquisition Company LLC,	107
			100	Letter of Credit, 4.80%, 03/26/14		100
		1,827		Hawker Beechcraft Acquisition Company LLC,	1,827
			1,704	Term Loan, 4.80%, 03/26/14		1,704

			1,804			1,804

				Airlines — 0.1%
				Delta Air Lines, Inc., 1st Lien Term Loan,
		55	46	2.31%, 04/30/12	55	46
		935	781	4.47%, 04/30/12	935	781

			827			827

				Auto Components — 0.1%
				Allison Transmission, Term Loan B,
541	484			5.22%, 08/07/14	541	484
355	318			5.45%, 08/07/14	355	318
81	72			5.56%, 08/07/14	81	72
		46		Delphi Corp., Subsequent Tranche C,	46
			38	8.50%, 12/31/08		38
		454	447	Delphi Corp., Term Loan C, 8.50%, 12/31/49	454	447

	874		485			1,359

				Automobiles — 0.1%
		1,479	1,147	Ford Motor Co., Term Loan B, 5.47%, 12/15/13	1,479	1,147

				Building Products — 0.3%
		2,916	2,683	Associated Materials, Inc., Term Loan, 4.97%, 08/29/10	2,916	2,683
		73		Jacuzzi Brands Corp., 1st Lien Letter of Credit,	73
			49	2.70%, 02/17/14		49
		824		Jacuzzi Brands Corp., 1st Lien Term Loan	824
			547	5.29%, 02/07/14		547

			3,279			3,279

				Chemicals — 0.1%
		996	860	BOC Edwards, 1st Priority Lien, 4.81%, 05/31/14	996	860
		498		Millenium Inorganic Chemical, 1st Lien, 5.30%,	498
			425	01/26/13 (i)		425

			1,285			1,285

				Commercial Services & Supplies — 0.2%
		60		ARAMARK Corp., Letter of Credit Facility	60
			57	Deposit, 3.18%, 01/26/14		57
		940	891	ARAMARK Corp., Term Loan, 4.68%, 01/26/14	940	891
				Clarke American Corp., Term Loan B,
		591	486	5.29%, 04/01/14	591	486
		1,416	1,165	5.30%, 04/01/14	1,416	1,165
		483	397	5.30%, 05/01/14	483	397

			2,996			2,996

				Electric Utilities — 0.1%
				Texas Competitive Electric Holdings Co. LLC,
				Initial Tranche B-2 Term Loan,
258	241			5.96%, 10/10/14	258	241
10	9	15	14	6.17%, 10/14/14	25	23
724	674			6.30%, 10/10/14	724	674

	924		14			938

				Health Care Equipment & Supplies — 0.1%
		993	973	Biomet, Inc., 1st Lien Term Loan, 5.80%, 03/15/15	993	973

				Health Care Providers & Services — 0.2%
				Community Health Systems, Inc., Term Loan,
		164	155	4.72%, 07/02/14	164	155
		516	488	5.06%, 07/02/14	516	488
		591	554	HCA, Inc., Term Loan B, 5.05%, 11/18/13	591	554
		22	20	IASIS Healthcare Corp., Letter of Credit, 2.39%, 03/15/14	22	20
		237	221	IASIS Healthcare Corp., Term Loan, 4.47%, 03/14/14	237	221
		239		IASIS Healthcare, Delayed Draw Term Loan,	239
			223	4.47%, 03/14/14		223
		746		Vanguard Health Holding Co., Replacement	746
			718	Term Loan, 5.05%, 09/23/11		718

			2,379			2,379

				Hotels, Restaurants & Leisure — 0.2%
		500		Fontainebleau Las Vegas Holdings LLC, Delayed	500
			389	Draw Term Loan B, Zero Coupon, 06/06/14		389
		500		Fontainebleau Las Vegas, Initial Term Loan,	500
			389	5.92%, 06/06/14		389
		995		Herbst Gaming, Term Loan B,	995
			660	9.75%, 01/03/14		660

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund		SECURITY DESCRIPTION	Combined Pro Forma		Combined Pro Forma

Principal Amount	Value	Principal Amount		Value			Principal Amount		Value

		176				Isle of Capri Casinos, Inc., Delayed Draw Term	176
				150		Loan A, 4.55%, 11/30/13			150
		233				Isle of Capri Casinos, Inc., Delayed Draw Term	233
				199		Loan B, 4.55%, 11/30/13			199
		582		499		Isle of Capri Casinos, Inc., Term Loan B, 4.55%, 11/30/13	582		499
		667		646		Venetian Macau, Term Loan B, 5.06%, 05/25/13	667		646

				2,932					2,932

						Household Products — 0.1%
						Spectrum Brands, Inc., Term B Loan,
		999		844		6.67%, 03/30/13	999		844
		446		377		6.79%, 03/30/13	446		377
		198		167		6.79%, 04/02/13	198		167
		298		251		6.80%, 03/30/13	298		251
		24		20		Spectrum Brands, Letter of Credit, 2.31%, 03/30/13	24		20

				1,659					1,659

						Independent Power Producers & Energy Traders — 0.5%
		3,342		3,102		Capline Corp., First Priority Lien, 5.69%, 03/29/14	3,342		3,102
		293				NRG Energy, Inc. (Opco), Credit-Linked Deposit,	293
				278		2.70%, 02/01/13			278
		1,873		1,777		NRG Energy, Inc. (Opco), Term Loan B, 4.30%, 02/01/13	1,873		1,777
						TXU, Initial Tranche B-2 Term Loan,
		387		361		5.96%, 10/10/14	387		361
		1,086		1,011		6.30%, 10/10/14	1,086		1,011

				6,529					6,529

						IT Services — 0.2%
		993		923		CompuCom Systems, Term Loan, 5.97%, 09/01/14	993		923
						First Data Corp., Initial Tranche B1 Term Loan,
901	826	361		331		5.22%, 09/24/14	1,262		1,157
91	84	36		33		5.55%, 09/24/14	127		117
		595				First Data Corp., Initial Tranche B3,	595
				546		5.55%, 09/24/14			546

	910			1,833					2,743

						Media — 0.3%
		28		26		Cenveo Corp., Delayed Draw Term Loan, 4.55%, 06/21/13	28		26
		967		901		Cenveo Corp., Term Loan C, 4.55%, 12/31/49	967		901
						Charter Communications, 1st Lien,
		3		2		4.67%, 04/18/13	3		2
		993		867		4.80%, 03/06/14	993		867
						Idearc, Inc., Term Loan B,
		64		45		4.47%, 11/17/14	64		45
		1,429		1,002		4.80%, 11/17/14	1,429		1,002
		696		634		Newport Television LLC, Term Loan, 8.00%, 09/14/16	696		634
						Univision Communications, Inc., 1st Lien
						Initial Term Loan,
		30		24		4.72%, 09/16/14	30		24
		470		378		5.05%, 09/20/14	470		378

				3,879					3,879

						Paper & Forest Products — 0.2%
		1,734				Abitibi — Consolidated, Term Loan, (Canada),	1,734
				1,732		11.50%, 03/31/09			1,732
		498		485		New Page Corp., Term Loan, 6.56%, 12/21/14	498		485

				2,217					2,217

						Textiles, Apparel & Luxury Goods — 0.0% (g)
						Polymer Group, Inc., Term Loan B,
		30		28		4.72%, 11/22/12	30		28
		419		381		5.06%, 11/22/12	419		381

				409					409

						Wireless Telecommunication Services — 0.2%
1,696		993				Alltel Communications, Tranche B-2 Term Loan,	2,689
	1,676			990		5.56%, 05/16/15			2,666

	4,384			35,637		Total Loan Participations & Assignments (Cost $4,472, $37,427 and $41,899, respectively)			40,021

Shares		Shares					Shares

						Common Stocks — 0.0% (g)
						Airlines — 0.0% (g)
		6		51		Delta Air Lines, Inc. (a) (c)	6		51
		6		59		Northwest Airlines Corp. (a)	6		59

				110					110

						Diversified Telecommunication Services — 0.0% (g)
		2		103		AboveNet, Inc. (a) (i)	2		103
		—	(h)	—	(h)	XO Holdings, Inc. (a)	—	(h)	—	(h)

				103					103

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Core Plus Bond Fund		SECURITY DESCRIPTION	Combined Pro Forma		Combined Pro Forma

Shares	Value	Shares		Value			Shares		Value

						Media — 0.0% (g)
		1		26		Time Warner Cable, Inc., Class A (a) (c)	1		26

						Wireless Telecommunication Services — 0.0% (g)
		—	(h)	—	(h)	Sprint Nextel Corp. (a)	—	(h)	—	(h)

				239		Total Common Stocks (Cost $0, $779 and $779, respectively)			239

						Preferred Stocks — 0.2%
						Insurance — 0.2%
2,000						Axis Capital Holdings Ltd., (Bermuda), 7.50%, 12/01/15 (i) (x)	2,000
	1,646					(Cost $2,031, $0 and $2,031, respectively)			1,646

	447,715			944,759		Total Long Term Investments (Cost $528,984, $966,317 and $1,495,301, respectively)			1,392,474

No. of Warrants		No. of Warrants				No. of Warrants

					Warrants — 0.0% (g)
					Diversified Telecommunication Services — 0.0% (g)
		1			AboveNet, Inc., Series CW10, Class A, expiring	1
				19	09/08/10 (Strike Price $24.00) (a) (f) (i)		19
					XO Holdings, Inc.,
		1			Class B, expiring 01/16/10	1
			—	(h)	(Strike Price $6.25) (a)		—	(h)
		1			Class B, expiring 01/16/10	1
			—	(h)	(Strike Price $7.50) (a)		—	(h)

			19		Total Warrants (Cost $0, $112 and $112, respectively)		19

No. of Contracts		No. of Contracts				No. of Contracts

					Options Purchased — 0.2%
					Call Options Purchased — 0.2%
82					90 Day Eurodollar Futures, Expiring 09/15/08	82
	15				@ $97.13, American Style		15
75					90 Day Eurodollar Futures, Expiring 12/15/08	75
	47				@ $96.88, American Style		47
98					90 Day Eurodollar Futures, Expiring 12/15/08	98
	6				@ $97.50, American Style		6
75					90 Day Eurodollar Futures, Expiring 12/15/08	75
	3				@ $97.63, American Style		3

Notional Amount		Notional Amount				Notional Amount

					Receiver Options Purchased on Interest Rate Swaps:
72,165					Expiring 10/09/08. If exercised the Fund receives semi-annually 3.19% and pays quarterly floating 3 month LIBOR expiring 10/14/09, European Style. Counterparty:	72,165
	138				Barclays Bank plc (r)		138
60,445					Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty:	60,445
	14				Barclays Bank plc (r)		14
60,445					Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty:	60,445
	14				Deutsche Bank AG, New York (r)		14
120,895					Expiring 11/28/08. If exercised the Fund receives semi-annually 3.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty:	120,895
	470				Deutsche Bank AG, New York (r)		470
120,895					Expiring 12/03/08. If exercised the Fund receives semi-annually 2.26% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty:	120,895
	15				Deutsche Bank AG, New York (r)		15
241,790					Expiring 12/03/08. If exercised the Fund receives semi-annually 3.01% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty:	241,790
	394				Deutsche Bank AG, New York (r)		394
125,730					Expiring 12/11/08. If exercised the Fund receives semi-annually 2.88% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty:	125,730

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

Notional Amount	Value	Notional Amount	Value		Notional Amount	Value

	141			Barclays Bank plc (r)		141
125,730				Expiring 12/11/08. If exercised the Fund receives semi-annually 3.63% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty:	125,730
	674			Barclays Bank plc (r)		674
120,895				Expiring 12/18/08. If exercised the Fund receives semi-annually 2.34% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty:	120,895
	26			Barclays Bank plc (r)		26
241,790				Expiring 12/18/08. If exercised the Fund receives semi-annually 3.09% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty:	241,790
	490			Barclays Bank plc (r)		490
66,470				Expiring 02/12/09. If exercised the Fund receives semi-annually 2.57% and pays quarterly floating 3 month LIBOR expiring 02/17/10, European Style. Counterparty:	66,470
	53			Deutsche Bank AG, New York (r)		53

	2,500			Total Call Options Purchased		2,500

No. of Contracts		No. of Contracts			No. of Contracts

				Put Options Purchased — 0.0% (g)
14				30 Day Federal Funds Futures, Expiring	14
	1			09/30/08 @ $97.94, American Style		1
25				20 Year U.S. Treasury Bond Futures, Expiring	25
	6			09/26/08 @ $114.00, American Style		6
24				20 Year U.S. Treasury Bond Futures, Expiring	24
	10			09/26/08 @ $115.00, American Style		10

	17			Total Put Options Purchased		17

	2,517			Total Options Purchased (Cost $2,460, $0 and $2,460, respectively)		2,517

Principal Amount		Principal Amount			Principal Amount

				Short-Term Investments — 0.5%
				U.S. Treasury Obligation — 0.2%
2,920	2,919			U.S. Treasury Bill, 1.80%, 09/04/08 (k) (n) (Cost $2,920, $0 and $2,920, respectively)	2,920	2,919

Shares		Shares			Shares

				Investment Companies — 0.3%
		363		JPMorgan Liquid Assets Money Market Fund,	363
			363	Institutional Class (b)		363
3,439				JPMorgan Prime Money Market Fund,	3,439
	3,439			Institutional Class (b) (m)		3,439

	3,439		363	Total Investment Companies (Cost $3,439, $363 and $3,802, respectively)		3,802

	6,358		363	Total Short Term Investments (Cost $6,359, $363 and $6,722, respectively)		6,721

Principal Amount	Principal Amount			Principal Amount

			Investments of Cash Collateral for Securities on Loan — 3.1%
			Repurchase Agreements — 3.1%
	7,717		Banc of America Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $7,719, collateralized by U.S. Government	7,717
		7,717	Agency Mortgages with a value of $7,871		7,717
	8,624		Citigroup Global Markets, Inc., 2.14%, dated 08/29/08, due 09/02/08, repurchase price $8,626, collateralized by U.S. Government	8,624
		8,624	Agency Mortgages with a value of $8,796		8,624
	8,000		Credit Suisse (USA) LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $8,002, collateralized by U.S. Government	8,000
		8,000	Agency Mortgages with a value of $8,160		8,000
	8,200		Merrill Lynch Securities, Inc., 2.12%, dated 08/29/08, due 09/02/08, repurchase price $8,202, collateralized by U.S. Government	8,200
		8,200	Agency Mortgages with a value of $8,364		8,200
	8,000		UBS Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $8,002, collateralized by U.S. Government Agency	8,000
		8,000	Mortgages with a value of $8,400		8,000

		40,541	Total Investments of Cash Collateral for Securities on Loan (Cost $0, $40,541 and $40,541, respectively)		40,541

See notes to pro forma financial statements

JPMorgan Bond Fund	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	SECURITY DESCRIPTION	Combined Pro Forma	Combined Pro Forma

	Value		Value			Value

	456,590		985,682	Total Investments — 111.5% (Cost $537,803, $1,007,333 and $1,545,136, respectively)		1,442,272
	(113,007)		(35,785)	Liabilities in Excess of Other Assets — (11.5)%		(148,792)

	343,583		949,897	NET ASSETS — 100.0%		1,293,480

See notes to pro forma financial statements

Futures Contracts

JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma			JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund		Combined Pro Forma

Number of Contracts	Number of Contracts	Number of Contracts	Description	Expiration Date	Notional Value at 08/31/08	Notional Value at 08/31/08	Notional Value at 08/31/08	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)		Unrealized Appreciation (Depreciation)

			Long Futures Outstanding
40		40	Euro-Bobl	September, 2008	6,349		6,349	3			3
82		82	Eurodollar	September, 2008	19,921		19,921	27			27
10		10	30 Day Federal Funds	October, 2008	4,083		4,083	2			2
138		138	30 Day Federal Funds	November, 2008	56,321		56,321	80			80
82		82	2 Year U.S. Treasury Note	December, 2008	17,407		17,407	18			18
228		228	5 Year U.S. Treasury Note	December, 2008	25,522		25,522	5			5
398	11	409	10 Year U.S. Treasury Note	December, 2008	45,969	1,271	47,240	(55)	—	(a)	(55)
20		20	U.K. Treasury Long Gilt	December, 2008	4,081		4,081	4			4
115	7	122	U.S. Long Bond	December, 2008	13,491	821	14,312	(66)	(4)		(70)
111		111	90 Day Sterling	June, 2009	24,031		24,031	225			225
160		160	Eurodollar	June, 2010	38,408		38,408	261			261

			Short Futures Outstanding
(25)		(25)	Euro-Bund	September, 2008	(4,187)		(4,187)	(127)			(127)
(18)		(18)	Eurodollar	September, 2008	(4,373)		(4,373)	28			28
(197)		(197)	2 Year U.S. Treasury Note	December, 2008	(41,819)		(41,819)	(49)			(49)
(336)	(15)	(351)	5 Year U.S. Treasury Note	December, 2008	(37,611)	(1,679)	(39,290)	(23)	(1)		(24)
(18)		(18)	Eurodollar	December, 2008	(4,366)		(4,366)	42			42
(129)		(129)	U.S. Treasury Bond	December, 2008	(15,133)		(15,133)	76			76
(271)		(271)	U.S. Treasury Note	December, 2008	(31,301)		(31,301)	31			31
(18)		(18)	Eurodollar	March, 2009	(4,367)		(4,367)	(28)			(28)
(98)		(98)	Eurodollar	June, 2009	(23,744)		(23,744)	58			58
(18)		(18)	Eurodollar	September, 2009	(4,352)		(4,352)	40			40
(18)		(18)	Eurodollar	December, 2009	(4,339)		(4,339)	(24)			(24)
(18)		(18)	Eurodollar	March, 2010	(4,330)		(4,330)	(40)			(40)
(18)		(18)	Eurodollar	June, 2010	(4,321)		(4,321)	(38)			(38)
(80)		(80)	Eurodollar	June, 2011	(19,107)		(19,107)	(27)			(27)

								423	(5)		418

(a)	Amount rounds to less than $1,000.

See notes to pro forma financial statements

Short Positions

JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma		JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Principal Amount	Principal Amount	Principal Amount	Security Description	Value	Value	Value

(16,300)	—	(16,300)	FHLMC, Gold, 30 Year, Single Family, TBA, 5.50%, 09/15/38	(16,071)	—	(16,071)
(2,205)	—	(2,205)	FNMA, 15 Year, Single Family, TBA, 5.00%, 09/25/23	(2,184)	—	(2,184)
(24,800)	—	(24,800)	FNMA, 30 Year, Single Family, TBA, 5.00%, 09/25/38	(23,839)	—	(23,839)
(3,405)	—	(3,405)	FNMA, 30 Year, Single Family, TBA, 6.00%, 10/15/37	(3,428)	—	(3,428)
(14,350)	—	(14,350)	FNMA, 30 Year, Single Family, TBA, 6.50%, 09/25/38	(14,758)	—	(14,758)

			(Proceeds received of $60,025, $0 and $60,025, respectively.)	(60,280)	—	(60,280)

See notes to pro forma financial statements

OPTIONS WRITTEN

	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma		JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Call Options Written

SECURITY DESCRIPTION	Exercise Price	Exercise Price	Exercise Price	Expiration Date	Number of Contracts	Number of Contracts	Number of Contracts	Value	Value	Value

90 Day Eurodollar Futures, American Style	97.25	—	97.25	09/15/08	62	—	62	(2)	—	(2)
90 Day Eurodollar Futures, American Style	97.50	—	97.50	09/15/08	4	—	4	—(h)	—	—(h)
90 Day Eurodollar Futures, American Style	97.75	—	97.75	09/15/08	102	—	102	(1)	—	(1)
90 Day Eurodollar Futures, American Style	98.00	—	98.00	09/15/08	94	—	94	(1)	—	(1)
90 Day Eurodollar Futures, American Style	97.13	—	97.13	12/15/08	75	—	75	(18)	—	(18)
90 Day Eurodollar Futures, American Style	97.38	—	97.38	12/15/08	75	—	75	(7)	—	(7)
90 Day Eurodollar Futures, American Style	98.00	—	98.00	12/15/08	196	—	196	(2)	—	(2)

								(31)	—	(31)

(Proceeds received of $208, $0 and $208, respectively.)

(h) Amount rounds to less than $1,000.

				JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Receiver Options Written on Interest Rate Swaps*

Counterparty	Exercise Rate** (r)	Option Expiration Date	Swap Expiration Date	Notional Amount	Notional Amount	Notional Amount	Value	Value	Value

Barclays Bank plc	2.59% semi-annually	12/18/08	12/22/09	241,790	—	241,790	(122)	—	(122)
Barclays Bank plc	2.84% semi-annually	12/18/08	12/22/09	241,790	—	241,790	(255)	—	(255)
Barclays Bank plc	2.89% semi-annually	10/09/08	10/14/09	144,330	—	144,330	(81)	—	(81)
Barclays Bank plc	3.13% semi-annually	12/11/08	12/15/09	125,730	—	125,730	(266)	—	(266)
Barclays Bank plc	3.38% semi-annually	12/11/08	12/15/09	125,730	—	125,730	(446)	—	(446)
Deutsche Bank AG, New York	2.51% semi-annually	12/03/08	12/05/09	241,790	—	241,790	(98)	—	(98)
Deutsche Bank AG, New York	2.76% semi-annually	12/03/08	12/05/09	241,790	—	241,790	(192)	—	(192)
Deutsche Bank AG, New York	2.93% semi-annually	11/28/08	12/02/09	241,790	—	241,790	(312)	—	(312)

							(1,772)	—	(1,772)

(Premiums received of $1,974, $0 and $1,974, respectively.)

				JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Receiver/Payer Straddles on Interest Rate Swaps*

Counterparty	Exercise Rate *** (r)	Option Expiration Date	Swap Expiration Date	Notional Amount	Notional Amount	Notional Amount	Value	Value	Value

Deutsche Bank AG, New York	4.78% semi-annually	08/27/09	09/03/19	3,430	—	3,430	(229)	—	(229)

(Premiums received of $230, $0 and $230, respectively.)

			JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund		JPMorgan Core Plus Bond Fund	Combined Pro Forma

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Number of Contracts	Number of Contracts	Value		Value	Value

30 Day Federal Funds Futures, American Style	97.75	09/30/08	28	—	28	—	(h)	—	—	(h)

(Premiums received of $2, $0 and $2, respectively.)

* European Style.

** The Fund would receive quarterly a floating rate based on 3 month LIBOR, if exercised.

*** The Fund would pay/receive quarterly a floating rate based on 3 month LIBOR, if exercised.

(h) Amount rounds to less than $1,000.

(r) Rates shown are per annum and payments are as described.

See notes to pro forma financial statements

					JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Rate Type (r)	Payments Received by the Fund	Termination Date	Notional Amount	Notional Amount	Notional Amount	Value	Value	Value

Goldman Sachs Capital Management	4.92% semi-annually 4.92% semi-annually		3 month LIBOR quarterly	05/18/16	21,650	—	21,650	(1,101)	—	(1,101)

					JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r )	Termination Date	Notional Amount	Notional Amount	Notional Amount	Value	Value	VALUE

CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	90	—	90	(1)	—	(1)
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	330	—	330	(2)	—	(2)
CDX.EM.9	Barclays Bank plc [3]	Buy	2.65% semi-annually	06/20/13	2,480	—	2,480	(15)	—	(15)
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	980	—	980	(6)	—	(6)
CDX.EM.9	Citibank, N.A. [5]	Buy	2.65% semi-annually	06/20/13	1,930	—	1,930	(12)	—	(12)
CDX.EM.9	HSBC Bank, N.A. [6]	Buy	2.65% semi-annually	06/20/13	640	—	640	(4)	—	(4)
CDX.EM.9	Lehman Brothers Special Financing [7]	Buy	2.65% semi-annually	06/20/13	10,540	—	10,540	(66)	—	(66)
CDX.EM.9	Lehman Brothers Special Financing [8]	Buy	2.65% semi-annually	06/20/13	6,850	—	6,850	(43)	—	(43)
CDX.EM.9	Morgan Stanley Capital Services [9]	Buy	2.65% semi-annually	06/20/13	480	—	480	(3)	—	(3)
CDX.NA.IG.10	Goldman Sachs Capital Management [10]	Buy	1.55% quarterly	06/20/13	16,100	—	16,100	(127)	—	(127)
CDX.NA.IG.10	Goldman Sachs Capital Management [11]	Buy	1.55% quarterly	06/20/13	13,550	—	13,550	(107)	—	(107)
CDX.NA.IG.10	Lehman Brothers Special Financing [12]	Buy	1.55% quarterly	06/20/13	12,000	—	12,000	(95)	—	(95)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [13]	Sell	3.50% quarterly	06/20/13	4,000	—	4,000	16	—	16
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [14]	Sell	3.50% quarterly	06/20/13	3,650	—	3,650	15	—	15
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	11,300	—	11,300	116	—	116
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Union Bank of Switzerland AG	Sell	6.15% quarterly	09/20/08	10,000	—	10,000	132	—	132
FSA Global Funding, Ltd., 6.11%, 06/29/15	Goldman Sachs Capital Management	Sell	1.95% quarterly	03/20/13	—	1,000	1,000	—	(139)	(139)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	1.69% semi-annually	11/20/11	1,500	—	1,500	(87)	—	(87)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [15]	Buy	1.65% quarterly	06/20/13	EUR 2,000	—	EUR 2,000	(104)	—	(104)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [16]	Buy	1.65% quarterly	06/20/13	EUR 2,000	—	EUR 2,000	(104)	—	(104)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [17]	Buy	1.65% quarterly	06/20/13	EUR 2,000	—	EUR 2,000	(104)	—	(104)
Petroleos de Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	2.59% semi-annually	05/20/12	1,410	—	1,410	(146)	—	(146)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	18,385	—	18,385	(108)	—	(108)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	1,875	—	1,875	(8)	—	(8)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	18,385	—	18,385	29	—	29
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	1,875	—	1,875	1	—	1
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	4,700	—	4,700	(393)	—	(393)

								(1,226)	(139)	(1,365)

[1]	Premiums received of $12, $0 and $12, respectively.
[2]	Premiums received of $361, $0 and $361, respectively.
[3]	Premiums received of $30, $0 and $30, respectively.
[4]	Premiums paid of $7, $0 and $7, respectively.
[5]	Premiums received of $23, $0 and $23, respectively.
[6]	Premiums received of $20, $0 and $20, respectively.
[7]	Premiums received of $132, $0 and $132, respectively.
[8]	Premiums received of $82, $0 and $82, respectively.
[9]	Premiums received of $47, $0 and $47, respectively.
[10]	Premiums received of $1,007, $0 and $1,007, respectively.
[11]	Premiums received of $1,137, $0 and $1,137, respectively.
[12]	Premiums received of $960, $0 and $960, respectively.
[13]	Premiums paid of $458, $0 and $458, respectively.
[14]	Premiums paid of $528, $0 and $528, respectively.
[15]	Premiums received of $124, $0 and $124, respectively.
[16]	Premiums received of $127, $0 and $127, respectively.
[17]	Premiums received of $118, $0 and $118, respectively.

See notes to pro forma financial statements

				JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma	JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund	Combined Pro Forma

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Notional Amount	Notional Amount	Value	Value	Value

Citibank, N.A. †	FNMA, 30 Year, Single Family, TBA, 5.00%	94.19	09/04/08	24,050	—	24,050	(477)	—	(477)
Citibank, N.A. †	FNMA, 30 Year, Single Family, TBA, 5.50%	97.25	09/04/08	73,330	—	73,330	(1,157)	—	(1,157)
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.00%	100.24	09/04/08	5,800	—	5,800	48	—	48
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.00%	100.28	09/04/08	15,600	—	15,600	122	—	122
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.50%	102.38	09/04/08	11,000	—	11,000	57	—	57
Credit Suisse International ††	FHLB, 5.38%, 05/18/16	105.04	11/14/08	20,935	—	20,935	53	—	53
Deutsche Bank AG, New York †	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	100.19	09/04/08	93,145	—	93,145	(669)	—	(669)
Deutsche Bank AG, New York †	FNMA, 15 Year, Single Family, TBA, 5.50%	99.13	09/09/08	54,300	—	54,300	(975)	—	(975)
Deutsche Bank AG, New York †	U.S. Treasury Note, 4.25%, 11/15/13	102.38	10/07/08	9,100	—	9,100	6	—	6
Deutsche Bank AG, New York ††	FHLMC Gold, 30 Year, Single Family, TBA, 5.00%	94.00	09/04/08	24,900	—	24,900	521	—	521
Deutsche Bank AG, New York ††	FNMA, 30 Year, Single Family, TBA, 5.50%	97.25	09/04/08	50,000	—	50,000	789	—	789
Deutsche Bank AG, New York ††	FNMA, 15 Year, TBA, Single Family, 5.00%	96.94	09/09/08	8,000	—	8,000	176	—	176
Deutsche Bank AG, New York ††	FNMA, 15 Year, Single Family, TBA, 6.00%	101.31	09/09/08	23,000	—	23,000	273	—	273
Deutsche Bank AG, New York ††	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%	97.91	10/07/08	31,650	—	31,650	154	—	154
Deutsche Bank AG, New York ††	FHLMC, 4.50%, 01/15/14	101.56	11/20/08	10,495	—	10,495	(27)	—	(27)
Lehman Brothers Special Financing ††	FNMA, 15 Year, Single Family, TBA, 6.00%	101.22	09/09/08	36,600	—	36,600	469	—	469
Morgan Stanley Capital Services †	FNMA, 15 Year, Single Family, TBA, 6.00%	101.59	09/09/08	65,000	—	65,000	(589)	—	(589)
Morgan Stanley Capital Services ††	FNMA, 30 Year, Single Family, TBA, 5.00%	94.22	09/04/08	31,000	—	31,000	605	—	605
Union Bank of Switzerland AG ††	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	100.16	09/04/08	81,100	—	81,100	608	—	608
Union Bank of Switzerland AG ††	FNMA, 30 Year, Single Family, TBA, 5.50%	96.25	09/04/08	8,300	—	8,300	214	—	214
Union Bank of Switzerland AG ††	FNMA, 30 Year, Single Family, TBA, 6.50%	102.06	09/04/08	22,000	—	22,000	182	—	182

							383	—	383

† Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at termination.

†† Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

(h) Amount rounds to less than $1,000.

(r) Rates shown are per annum and payments are as described.

See notes to pro forma financial statements

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following is approximately the value and percentage of the investments based on total investments that are fair valued (amounts in thousands):

Value	Percentage

$18,669	13.3%

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2008.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

ABS	Asset-Backed Security
ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
BPS	Basis Points
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EGP	Egyptian Pound
ESOP	Employee Stock Ownership Program
EUR	Euro
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corp.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate

MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PIK	Payment-In-Kind
PO

Principal Only represents the right to receive the principal portion on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2008.
TBA	To Be Announced
TRY	New Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
VA	Veterans Administration
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

JPMorgan Bond Fund/JPMorgan Core Plus Bond Fund

Pro Forma Combined Statement of Assets and Liabilities
As of August 31, 2008 (Unaudited)
(Amounts in thousands, except per share amount)

	Acquired Fund	Acquiring Fund

	Bond Fund	Core Plus Bond Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS:
Investments in non-affiliates, at value	$453,151	$941,475	$—		$1,394,626
Investments in affiliates, at value	3,439	3,666	—		7,105
Repurchase agreements, at value	—	40,541	—		40,541

Total investment securities, at value	456,590	985,682	—		1,442,272
Cash	319	37	—		356
Foreign currency, at value	281	6	—		287
Receivables:
Investment securities sold	810,317	1,315	—		811,632
Fund shares sold	500	553	—		1,053
Interest and dividends	4,082	9,810	—		13,892
Variation margin on futures contracts	634	—	—		634
Outstanding swap contracts, at value	4,586	—	—		4,586

Total Assets	1,277,309	997,403	—		2,274,712

LIABILITIES:
Payables:
Due to broker for foreign futures contracts	$15	$—	$—		$15
Dividends	308	4,169	—		4,477
Investment securities purchased	863,493	1,004	—		864,497
Collateral for securities lending program	—	40,541	—		40,541
Securities sold short, at value	60,280	—	—		60,280
Fund shares redeemed	432	934	—		1,366
Variation margin on futures contracts	163	6	—		169
Unrealized depreciation on unfunded commitments	—	119	—		119
Outstanding options written, at value	2,032	—	—		2,032
Outstanding swap contracts, at value	6,530	139	—		6,669
Accrued liabilities:
Investment advisory fees	67	243	(78	) (a)	232
Administration fees	25	60	—		85
Shareholder servicing fees	32	176	—		208
Distribution fees	9	19	—		28
Custodian and accounting fees	13	—	—		13
Trustees’ and Chief Compliance Officer’s fees	3	2	—		5
Other	324	94	78	(a)	496

Total Liabilities	933,726	47,506	—		981,232

Net Assets	$343,583	$949,897	$—		$1,293,480

Net Assets:
Paid in capital	$636,237	$973,366	$—		$1,609,603
Accumulated undistributed (distributions in excess of) net investment income	6,200	(88)	—		6,112
Accumulated net realized gains (losses)	(219,422)	(1,468)	—		(220,890)
Net unrealized appreciation (depreciation)	(79,432)	(21,913)	—		(101,345)

Total Net Assets	$343,583	$949,897	$—		$1,293,480

Net Assets:
Class A	$18,211	$43,347	$—		$61,558	(b)
Class B	3,155	4,660	—		7,815	(b)
Class C	5,450	10,808	—		16,258	(b)
Select Class	76,636	876,612	—		953,248	(b)
Institutional Class	141,811	—	—		141,811	(b)
Ultra	98,320	14,470	—		112,790	(b)

Total Net Assets	$343,583	$949,897	$—		$1,293,480

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,330	5,767	93	(c)	8,190
Class B	407	617	11	(c)	1,035
Class C	699	1,432	23	(c)	2,154
Select Class	9,903	116,688	298	(c)	126,889
Institutional Class	18,340	—	543	(c)	18,883
Ultra	12,721	1,926	366	(c)	15,013

Net asset value per share
Class A - Redemption price per share	7.82	7.52	—		7.52
Class B - Offering price per share (d)	7.76	7.55	—		7.55
Class C - Offering price per share (d)	7.80	7.55	—		7.55
Select Class - Offering and redemption price per share	7.74	7.51	—		7.51
Institutional Class - Offering and redemption price per share	7.73	—	—		7.51
Ultra - Offering and redemption price per share	7.73	7.51	—		7.51
Class A maximum sales charge	3.75%	3.75%	—		3.75%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	8.12	7.81	—		7.81

Cost of investments in non-affiliates	$534,364	$1,003,665	$—		$1,538,029
Cost of investments in affiliates	3,439	3,668	—		7,107
Cost of foreign currency	268	5	—		273
Proceeds received from short positions	60,025	—	—		60,025
Premiums received from options written	2,414	—	—		2,414
Premiums paid on swaps	993	—	—		993
Premiums received on swaps	4,180	—	—		4,180
Value of securities on loan	—	39,610	—		39,610

(a)

Each Fund’s adviser or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(b)	Reflects total combined net assets due to the merger.

(c)	Reflects the adjustment to the number of shares outstanding due to the merger.

(d)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

See notes to pro forma financial statements

JPMorgan Bond Fund/JPMorgan Core Plus Bond Fund

Pro Forma Combined Statement of Operations
For the Twelve Month Period Ended August 31, 2008 (Unaudited)
(Amounts in thousands)

	Bond Fund	Core Plus Bond Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME:
Dividend income	$608	$—	$—		$608
Dividend income from affiliates	2,164	684	—		2,848
Interest income	94,807	57,647	—		152,454
Interest income from affiliates	16	103	—		119
Income from securities lending (net)	—	77	—		77

Total investment income	97,595	58,511	—		156,106

EXPENSES:
Investment advisory fees	4,783	2,937	(11	) (a)	7,709
Administration fees	1,594	983	(7	) (a)	2,570
Distribution fees - Class A	59	122	1	(a)	182
Distribution fees - Class B	29	45	(1	) (a)	73
Distribution fees - Class C	52	50	—	(a)	102
Shareholder servicing fees - Class A	59	122	1	(a)	182
Shareholder servicing fees - Class B	9	15	—	(a)	24
Shareholder servicing fees - Class C	17	17	—	(a)	34
Shareholder servicing fees - Select Class	2,658	2,262	(7	) (a)	4,913
Shareholder servicing fees - Institutional Class	327	—	(1	) (a)	326
Custodian and accounting fees	180	86	—		266
Interest expense	15	— (b)	—		15
Professional fees	146	92	(156	) (c)	82
Trustees’ and Chief Compliance Officer’s fees	26	11	—		37
Printing and mailing costs	114	62	(46	) (c)	130
Registration and filing fees	202	55	(105	) (c)	152
Transfer agent fees	305	311	—		616
Other	274	24	—		298

Total expenses	10,849	7,194	(332)		17,711
Less amounts waived	(1,285)	(434)	(19	) (a)	(1,738)
Less merger expense amounts waived	—	—	—		—
Less earnings credits	(31)	(8)	—		(39)
Less reimbursements for legal matters	—	— (b)	—		— (b)

Net expenses	9,533	6,752	(351)		15,934

Net investment income (loss)	88,062	51,759	351		140,172

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(97,214)	7,466	—		(89,748)
Investments in affiliates	(778)	3	—		(775)
Securities sold short	(70,894)	—	—		(70,894)
Written options	14,670	—	—		14,670
Futures	(12,760)	102	—		(12,658)
Swaps	(7,900)	6	—		(7,894)
Foreign currency transactions	1,948	360	—		2,308
Payments by Affiliates	—	51	—		51

Net realized gain (loss)	(172,928)	7,988	—		(164,940)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(42,808)	(31,269)	—		(74,077)
Investments in affiliates	585	111	—		696
Securities sold short	(3,715)	—	—		(3,715)
Written options	(1,787)	—	—		(1,787)
Futures	2,681	(5)	—		2,676
Swaps	27,497	(139)	—		27,358
Unfunded commitments	—	(63)	—		(63)
Foreign currency translations	(18)	—	—		(18)

Change in net unrealized appreciation (depreciation)	(17,565)	(31,365)	—		(48,930)

Net realized/unrealized gains (losses)	(190,493)	(23,377)	—		(213,870)

Change in net assets resulting from operations	$(102,431)	$28,382	$351		$(73,698)

(a)	Based on the contract in effect for the surviving fund.

(b)	Amount rounds to less than $1,000.

(c)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

See notes to pro forma financial statements

JPMorgan Bond Fund
JPMorgan Core Plus Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

1. Basis of Combination

          The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended August 31, 2008, reflect the accounts of JPMorgan Bond Fund, a separate fund of JPMorgan Trust I (“Bond Fund”), and JPMorgan Core Plus Bond Fund, a separate fund of JPMorgan Trust II (“Core Plus Bond Fund”), each a “Fund” and collectively, the “Funds”. Following the combination, the Core Plus Bond Fund will be the accounting survivor.

          Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Bond Fund for shares of Core Plus Bond Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests and accordingly, will be accounted for by the method of accounting for tax free mergers of investment companies. The combination would be accomplished by an acquisition of the net assets of Class A shares, Class B shares, Class C shares, Select Class shares, Institutional Class shares and Ultra shares of Bond Fund in exchange for Class A shares, Class B shares, Class C shares, Select Class shares, Institutional Class Shares and Ultra shares of Core Plus Bond Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on August 31, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended August 31, 2008, as if the reorganization occurred on September 1, 2007. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Core Plus Bond Fund will not be restated. The fiscal year end is the end of February for Bond Fund and Core Plus Bond Fund.

          The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statement of Additional Information.

2. Summary of Significant Accounting Policies

          The following is a summary of significant accounting policies which are consistently followed by Bond Fund and Core Plus Bond Fund in the preparation of its financial statements. Each of the Funds has substantially the same accounting policies, which are detailed in the historical financial statements referenced above in Note 1. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation ‑ Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures

JPMorgan Bond Fund
JPMorgan Core Plus Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Bond Fund

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short^	Appreciation on Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$3,527	$(31)	$900	$(477)
Level 2	435,868	(62,281)	7,948	(6,705)
Level 3	17,195	—	—	—
Total	$456,590	$(62,312)	$8,848	$(7,182)

Core Plus Bond Fund

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short^	Appreciation on Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$41,143	$—	$—	$(5)
Level 2	943,065	—	—	(139)
Level 3	1,474	—	—	—
Total	$985,682	$—	$—	$(144)

JPMorgan Bond Fund
JPMorgan Core Plus Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Combined Portfolio

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short^	Appreciation on Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$44,670	$(31)	$900	$(482)
Level 2	1,378,933	(62,281)	7,948	(6,844)
Level 3	18,669	—	—	—
Total	$1,442,272	$(62,312)	$8,848	$(7,326)

^ Liabilities in securities sold short may include written options.

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Bond Fund

	Investments in Securities		Other Financial Instruments*

Balance as of 9/1/07	$24,117		$—
Realized gain (loss)	—	(a)	—
Change in unrealized appreciation (depreciation)	(6,550)		—
Net amortization/accretion	—	(a)	—
Net purchases (sales)	(3,184)		—
Net transfer in (out) of Level 3	2,812		—
Balance as of 8/31/08	$17,195		—

Core Plus Bond Fund

	Investments in Securities	Other Financial Instruments*

Balance as of 9/1/07	$50	$—
Realized gain (loss)	(110)	—
Change in unrealized appreciation (depreciation)	81	—
Net amortization/accretion	—	—
Net purchases (sales)	(2)	—
Net transfer in (out) of Level 3	1,455	—
Balance as of 8/31/08	$1,474	—

JPMorgan Bond Fund
JPMorgan Core Plus Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Combined Pro Forma Fund

	Investments in Securities	Other Financial Instruments*

Balance as of 9/1/07	$24,167	$—
Realized gain (loss)	(110)	—
Change in unrealized appreciation (depreciation)	(6,469)	—
Net amortization/accretion	— (a)	—
Net purchases (sales)	(3,186)	—
Net transfer in (out) of Level 3	4,267	—
Balance as of 8/31/08	$18,669	—

(a) Amount rounds to less than $1,000.

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 2,423 Class A shares, 418 Class B shares, 722 Class C shares, 10,201 Select Class shares, 18,883 Institutional Class shares and 13,087 Ultra shares of Core Plus Bond Fund in exchange for 2,330 Class A shares, 407 Class B shares, 699 Class C Shares, 9,903 Select Class shares, 18,340 Institutional Class shares and 12,721 Ultra shares of Bond Fund, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Core Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Tax Aware Enhanced Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund

Combined Schedule of Portfolio Investments
As of August 31, 2008 (unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Long-Term Investments — 82.0%
				Asset-Backed Security — 0.3%
1,300				Sigma Finance Corp., (Cayman Islands),	1,300
	1,040			VAR, 2.70%, 09/15/08 (e) (f) (i) (s) (Cost $1,300, $0 and $1,300 respectively)		1,040

				Collateralized Mortgage Obligations — 0.7%
				Agency CMO — 0.6%
1,596				Federal National Mortgage Association REMICS,	1,596
	1,585			Series 2002-36, Class FS, VAR, 2.97%, 09/25/08		1,585
262				Government National Mortgage Association,	262
	259			Series 2000-38, Class F, VAR, 2.87%, 09/20/08		259

	1,844					1,844

				Non-Agency — 0.1%
802				Indymac Index Mortgage Loan Trust,	802
	428			Series 2004-AR7, Class A1, VAR, 2.91%, 12/25/08		428

	2,272			Total Collateralized Mortgage Obligations (Cost $2,659, $0 and $2,659 respectively)		2,272

				Corporate Bond — 0.1%
				Diversified Financial Services — 0.1%
500				ZFS Finance USA Trust III,	500
	438			VAR, 3.93%, 09/15/08 (e) (i) (Cost $510, $0 and $510 respectively)		438

				Municipal Bonds — 80.9%
				Alabama — 1.2%
		250		Alabama Public Housing Authorities,	250
			252	Series A, Rev., FSA, 3.50%, 01/01/10 (m)		252
				Huntsville Madison County Airport Authority,
		2,330	2,409	Rev., FSA, 5.00%, 07/01/12	2,330	2,409
		1,450	1,497	Rev., FSA, 5.00%, 07/01/13	1,450	1,497

			4,158			4,158

				Alaska — 0.6%
		1,945		Alaska Energy Authority, Bradley Lake,	1,945
			2,011	Third Series, Rev., FSA, 6.00%, 07/01/09 (m)		2,011

				Arizona — 0.8%
		2,400		Arizona Health Facilities Authority, Phoenix Children’s Hospital,	2,400
			2,205	Series A, Rev., VAR, 2.84%, 09/04/08 (m)		2,205
		375		Tucson & Prima Counties, IDA, Mortgage-Backed Securities Program,	375
			387	Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10		387

			2,592			2,592

				California — 4.5%
		3,400		City of Lodi, Electric Systems, Capital Appreciation,	3,400
			1,374	Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)		1,374
		2,020		Golden State Tobacco Securitization Corp., Enhanced Asset-Backed,	2,020
			1,805	Series A1, Rev., 4.50%, 06/01/17		1,805
		1,000		Long Beach Bond Finance Authority, Natural Gas,	1,000
			1,011	Series A, Rev., 5.00%, 11/15/09		1,011
		1,210		Orange County, Water District,	1,210
			1,239	Series B, COP, MBIA, 4.50%, 08/15/09		1,239
1,000				Riverside County Transportation Commission, Sales Tax Revenue,	1,000
	1,033			Series A-1, Rev., 5.00%, 12/01/09		1,033
				State of California, Economic Recovery,
		3,375	3,730	Series A, GO, MBIA, 5.25%, 07/01/13	3,375	3,730
1,000	1,043	2,750	2,868	Series B, GO, VAR, 5.00%, 03/01/10	3,750	3,911
1,000				State of California, Stem Cell Research and Cures,	1,000
	1,006			Series A, GO, VAR, 5.17%, 04/01/09		1,006

	3,082		12,027			15,109

				Colorado — 2.7%
		2,400		Colorado Housing & Finance Authority, Multi-Family Housing,	2,400
			2,400	Series A-1, Rev., VAR, MBIA, 2.00%, 04/01/30		2,400

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Delta County, Memorial Hospital District Enterprise,
		1,025	1,025	Rev., 4.10%, 09/01/08	1,025	1,025
		1,155	1,166	Rev., 4.45%, 09/01/09	1,155	1,166
		2,300		Denver City & County, Airport, Floating Rate Certificates,	2,300
			2,344	Series A2, Rev., VAR, 5.25%, 11/15/08		2,344
		785		Denver City & County, Metropolitan Mayors Caucus,	785
			793	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09		793
		1,000		El Paso County School District No. 12 Cheyenne Mountain,	1,000
			1,036	GO, 5.70%, 09/15/09 (p)		1,036
		400		El Paso County, Single Family Mortgage,	400
			411	Series A, Rev., 4.50%, 05/01/12		411

			9,175			9,175

				Connecticut — 2.9%
		5		City of New Haven,	5
			5	Series C, GO, MBIA, 5.00%, 11/01/08 (p)		5
		2,605		Connecticut State Higher Education Supplement Loan Authority,	2,605
			2,582	Family Education Loan Program, Series A, Rev., MBIA, 4.38%, 11/15/13		2,582
				State of Connecticut,
		5,000	5,392	GO, 5.00%, 03/15/12	5,000	5,392
		1,495	1,574	Series B, GO, 5.75%, 11/01/09 (p)	1,495	1,574

			9,553			9,553

				Delaware — 0.8%
		2,500		Delaware Transportation Authority, Motor Fuel Tax Revenue,	2,500
			2,728	Series B, Rev., AMBAC, 5.25%, 07/01/12		2,728

				District of Columbia — 0.3%
		1,090		District of Columbia,	1,090
			1,116	Series E, GO, 4.00%, 06/01/10		1,116

				Florida — 8.7%
		1,600		Broward County, Resource Recovery, Wheelabrator,	1,600
			1,614	Series A, Rev., 5.50%, 12/01/08		1,614
		605		City of Atlantic Beach, Health Care Facilities, Fleet Landing Project,	605
			605	Rev., ACA, 5.25%, 10/01/08 (m)		605
		2,195		Collier County School Board,	2,195
			2,397	COP, FSA, 5.38%, 02/15/12 (p)		2,397
		685		Escambia County, Housing Finance Authority, Multi-County Program,	685
			684	Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09		684
1,780		2,150		Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas,	3,930
	1,793		2,166	Series F, Rev., 4.00%, 10/01/10		3,959
1,000		3,500		Highlands County Health Facilities Authority, Adventist Health Hospital,	4,500
	1,017		3,560	Series I, Rev., VAR, 5.00%, 11/16/09		4,577
		3,000		Miami-Dade County Educational Facilities Authority, University of Miami,	3,000
			3,162	Series B, Rev., 5.00%, 04/01/12		3,162
		5,325		Miami-Dade County School Board,	5,325
			5,549	Series A, COP, AMBAC, 5.00%, 08/01/10		5,549
		1,645		Miami-Dade County, Water & Sewer System,	1,645
			1,772	Series B, Rev., FSA, 5.00%, 10/01/13		1,772
		2,650		Palm Beach County School Board,	2,650
			2,767	Series B, COP, VAR, FGIC, 5.00%, 08/01/11		2,767
		2,000		University Athletic Association, Inc., Athletic Program,	2,000
			2,032	Rev., VAR, LOC: Suntrust Bank, 3.80%, 10/01/11		2,032

	2,810		26,308			29,118

				Georgia — 0.4%
				Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp.,
		905	919	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	905	919
		500	530	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	500	530

			1,449			1,449

				Hawaii — 1.5%
		2,000		Honolulu City & County,	2,000
			2,002	GO, MBIA-IBC, 5.45%, 09/11/08 (p)		2,002
		2,750		State of Hawaii,	2,750
			2,978	Series CZ, GO, FSA, 5.00%, 07/01/12 (p)		2,978

			4,980			4,980

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Illinois — 2.1%
		1,300		Chicago Transit Authority, Federal Transit Administration,	1,300
			1,418	Rev., Assured Guaranty, Ltd., 5.00%, 06/01/14		1,418
		1,000		City of Chicago, Wastewater Transmission, Second Lien,	1,000
			1,063	Rev., MBIA, 6.00%, 01/01/10 (p)		1,063
		1,790		Illinois Educational Facilities Authority, Medical Term-Field Museum,	1,790
			1,855	Rev., VAR, 4.45%, 11/01/14		1,855
1,000				Illinois Educational Facilities Authority, University of Chicago,	1,000
	1,018			Series B, Rev., VAR, 4.05%, 07/01/09		1,018
		1,675		Winnebago County, School District No. 122 Harlem-Loves Park,	1,675
			1,726	GO, FGIC, 6.55%, 06/01/09		1,726

	1,018		6,062			7,080

				Indiana — 1.6%
		1,750		Indiana Health Facility Financing Authority, Ascension Health,	1,750
			1,825	Series A3, Rev., VAR, 5.00%, 07/01/11		1,825
				New Albany School District, Floyd County School Building Corp., First Mortgage,
		635	642	Rev., FGIC, 5.00%, 01/15/09	635	642
		1,305	1,353	Rev., FGIC, 5.00%, 01/15/10	1,305	1,353
900				Shelbyville Individual Elementary School Building Corp.,	900
	923			Rev., FSA, 5.75%, 01/15/09 (p)		923
750				The Indianapolis Local Public Improvement Bond Bank,	750
	750			Series A-1, Rev., 2.25%, 10/01/08		750

	1,673		3,820			5,493

				Kansas — 1.9%
		2,400		City of Olathe,	2,400
			2,610	Series 211, GO, 5.00%, 10/01/12		2,610
		1,010		Saline County Unified School District No. 305,	1,010
			1,013	GO, FSA, 5.25%, 09/01/13		1,013
1,700		950		Sedgwick County Unified School District No. 259,	2,650
	1,801		1,006	GO, MBIA, 5.50%, 09/01/10		2,807

	1,801		4,629			6,430

				Louisiana — 0.7%
				Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
900	911			Series B, Rev., 5.00%, 05/15/09	900	911
		635	654	Series B, Rev., 5.00%, 05/15/10	635	654
				Parish of St. Mary, Solid Waste,
		280	282	Rev., 5.40%, 03/01/09	280	282
		295	302	Rev., 5.40%, 03/01/10	295	302
		310	319	Rev., 5.40%, 03/01/11	310	319

	911		1,557			2,468

				Massachusetts — 2.1%
		2,000		Commonwealth of Massachusetts,	2,000
			2,386	Series A, GO, AMBAC, 6.50%, 11/01/14 (p)		2,386
		3,000		Massachusetts Housing Finance Agency, Insured Construction Loan,	3,000
			3,004	Series A, Rev., AMT, FSA, 4.13%, 10/06/08		3,004
				New Bedford Housing Authority, Capital Funding Program,
		620	621	Series A, Rev., 2.70%, 10/01/08	620	621
		635	643	Series A, Rev., 3.00%, 10/01/09	635	643
		375	382	Series A, Rev., 3.20%, 10/01/10	375	382

			7,036			7,036

				Michigan — 0.8%
895				Michigan South Central Power Agency, Power Supply System Revenue,	895
	898			Rev., AMBAC, 5.00%, 11/01/08		898
		1,470		Van Buren Township Local Development Authority, Tax Increment,	1,470
			1,610	GO, FGIC, 5.25%, 04/01/13 (p)		1,610

	898		1,610			2,508

				Minnesota — 1.3%
1,815		2,250		South Washington County Independent School District No 833,	4,065
	1,903		2,360	Series A, GO, MBIA, 5.60%, 02/01/10		4,263

	1,903		2,360			4,263

				Mississippi — 0.6%
				Mississippi Development Bank Special Obligation, Marshal County Correctional,
750	781			Series C, Rev., 5.00%, 08/01/10	750	781

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

		1,045		Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center,	1,045
			1,099	Series D, Rev., 5.00%, 08/01/11		1,099

	781		1,099			1,880

				Missouri — 2.4%
		2,500		City of St Louis, Lambert-St. Louis International Airport,	2,500
			2,557	Series A, Rev., FSA, 5.00%, 07/01/09		2,557
1,500				Missouri Public Utilities Commission,	1,500
	1,500			Rev., 4.75%, 09/01/08		1,500
		3,085		Missouri State Board of Public Buildings,	3,085
			3,292	Series A, Rev., 5.50%, 10/15/10		3,292
		665		Riverview Gardens School District, Capital Appreciation,	665
			616	GO, FSA, Zero Coupon, 04/01/11		616

	1,500		6,465			7,965

				New Hampshire — 1.2%
		4,000		New Hampshire Business Finance Authority, Pollution Control,	4,000
			4,021	Series A, Rev., VAR, 3.50%, 02/01/09		4,021

				New Jersey — 2.5%
		4,500		New Jersey EDA, School Facilities Construction,	4,500
			4,823	Rev., VAR, FSA, 5.00%, 09/01/14		4,823
		700		New Jersey State Educational Facilities Authority, Stevens Institute of Technology,	700
			713	Series A, Rev., 5.00%, 07/01/13		713
				New Jersey Transportation Trust Fund Authority,
		370		State of New Jersey,	370
			412	Series N, GO, FGIC, 5.50%, 07/15/13		412
		2,250		State of New Jersey, Equipment Lease Purchase,	2,250
			2,339	Series A, COP, 5.00%, 06/15/10		2,339

			8,287			8,287

				New York — 3.4%
		2,060		Erie County Industrial Development Agency, School District Buffalo Project,	2,060
			2,218	Series A, Rev., FSA, 5.00%, 05/01/12		2,218
		3,000		New York State Dormitory Authority,	3,000
			3,212	Series B, Rev., VAR, 5.25%, 05/15/12		3,212
		3,500		New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund,	3,500
			3,715	Series B, Rev., 5.00%, 04/01/11		3,715
		2,000		Tobacco Settlement Financing Authority,	2,000
			2,080	Series A, Rev., 5.00%, 06/01/10		2,080

			11,225			11,225

				North Carolina — 2.0%
		2,090		North Carolina Eastern Municipal Power Agency,	2,090
			2,243	Series A, Rev., Assured Guaranty, Ltd., 5.00%, 01/01/13		2,243
				North Carolina Medical Care Commission, First Mortgage, Deerfield,
		1,000	997	Series A, Rev., 3.13%, 11/01/09	1,000	997
		1,500	1,498	Series A, Rev., 3.38%, 11/01/10	1,500	1,498
		1,850		North Carolina Municipal Power Agency, No. 1-Catawba Electric,	1,850
			1,977	Series A, Rev., 5.25%, 01/01/13		1,977

			6,715			6,715

				Ohio — 4.8%
		3,400	3,105	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.13%, 06/01/17	3,400	3,105
		615		Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project,	615
			599	Series E, Rev., 4.65%, 05/15/14		599
		6,000	6,001	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.60%, 12/01/08	6,000	6,001

				Columbus Regional Airport Authority, Joseph Knight Towers Projects,
		40	40	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	40	40
		480	476	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	480	476
		4,325		Milford Exempt Village School District, School Improvement,	4,325
			4,685	GO, FSA, 5.13%, 12/01/11 (p)		4,685
		1,000		University of Cincinnati,	1,000
			1,057	Series T, Rev., 5.50%, 06/01/10		1,057

			15,963			15,963

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Oklahoma — 0.4%
1,020				Norman Regional Hospital Authority,	1,020
	1,020			Rev., RADIAN, 4.50%, 09/01/08		1,020
		360		Oklahoma Housing Finance Agency, Single Family Housing,	360
			369	Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09		369

	1,020		369			1,389

				Oregon — 1.5%
		1,075	1,085	Marion & Clackamas Counties School District No. 4J Silver Falls, GO, 3.00%, 06/15/09	1,075	1,085
		4,015		MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates,	4,015
			4,016	Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)		4,016

			5,101			5,101

				Pennsylvania — 4.3%
		500		City of Philadelphia, Gas Works, Fifth,	500
			515	Series A-1, Rev., FSA, 5.00%, 09/01/09		515
		3,625		City of Philadelphia, Water & Wastewater,	3,625
			3,868	Series A, Rev., AMBAC, 5.00%, 08/01/13		3,868
1,125				Exeter Township,	1,125
	1,183			GO, AMBAC, 5.00%, 07/15/10		1,183
1,125	1,151			Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.00%, 05/01/10	1,125	1,151
2,000	2,102			Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Rev., 5.00%, 08/01/10	2,000	2,102
		400		Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation,	400
			402	Series A, Rev., MBIA, 5.60%, 11/15/09		402
		1,000		Pennsylvania State Higher Educational Facilities Authority, LaSalle University,	1,000
			989	Series A, Rev., 4.13%, 05/01/13		989
		145		Pennsylvania State Housing Finance Agency, Single Family Mortgage,	145
			145	Series 65A, Rev., AMT, 4.60%, 10/01/08		145
1,500				Pennsylvania Turnpike Commission,	1,500
	1,504			Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08		1,504
		2,450		Philadelphia Parking Authority, Airport,	2,450
			2,561	Rev., 5.00%, 09/01/11		2,561

	5,940		8,480			14,420

				Puerto Rico — 1.6%
925		1,400		Children’s Trust Fund,	2,325
	968		1,464	Rev., 5.75%, 07/01/10 (p)		2,432
500		2,375		Puerto Rico Government Development Bank,	2,875
	503		2,388	Series B, Rev., 5.00%, 12/01/08		2,891

	1,471		3,852			5,323

				Rhode Island — 1.2%
		3,975		Rhode Island Refunding Bond Authority,	3,975
			4,022	Series A, Rev., AMBAC, 5.25%, 10/06/08		4,022

				South Carolina — 2.0%
		1,160		Charleston County School District Development Corp.,	1,160
			1,209	Series B, GO, SCSDE, 5.00%, 02/01/10		1,209
		1,000		Charleston County, Public Improvements,	1,000
			1,044	GO, 5.25%, 09/01/09 (p)		1,044
400		4,300		Tobacco Settlement Revenue Management Authority,	4,700
	390		4,192	Rev., 5.00%, 12/01/08		4,582

	390		6,445			6,835

				Tennessee — 1.8%
		2,550		Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University,	2,550
			2,800	Series A, Rev., 5.00%, 10/01/13		2,800

		3,000	3,164	Shelby County, Public Improvement, Series A, GO, 5.63%, 04/01/10 (p)	3,000	3,164

			5,964			5,964

				Texas — 10.4%
				Austin Independent School District, Capital Appreciation,
		1,035	981	GO, FGIC, Zero Coupon, 08/01/10 (m)	1,035	981
		1,205	1,098	GO, FGIC, Zero Coupon, 08/01/11 (m)	1,205	1,098

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

		4,500		Camino Real Regional Mobility Authority,	4,500
			4,763	Rev., 5.00%, 08/15/12		4,763
		2,685		City of Beaumont, Waterworks & Sewer System,	2,685
			2,899	Rev., FGIC, 6.25%, 09/01/10 (p)		2,899
		2,615		City of Frisco, Certificates Obligation,	2,615
			2,795	Series A, GO, FGIC, 5.25%, 02/15/11 (p)		2,795
		3,125		City of Houston, Water & Sewer System, Junior Lien,	3,125
			3,311	Series B, Rev., FGIC, 5.25%, 12/01/10 (p)		3,311
				City of San Antonio, Electric & Gas Systems,
		2,785	2,996	Series A, Rev., 5.00%, 02/01/12	2,785	2,996
1,200				Dallas-Fort Worth International Airport Facilities Improvement Corp.,	1,200
	1,203			Series A, Rev., XLCA, 5.00%, 11/01/08		1,203
		3,400		Harris County Hospital District,	3,400
			3,363	Series B, Rev., VAR, MBIA, 4.80%, 08/16/10		3,363
		2,205		Houston Community College System, Junior Lien,	2,205
			2,376	Series A, Rev., MBIA, 5.38%, 04/15/11 (p)		2,376
		2,385		Houston Community College System, Unrefunded Balance, Junior Lien,	2,385
			2,524	Series A, Rev., MBIA, 5.38%, 04/15/11		2,524
		1,000		Lower Colorado River Authority,	1,000
			1,057	Rev., 5.00%, 05/15/11		1,057
1,000				SA Energy Acquisition Public Facility Corp., Gas Supply,	1,000
	1,015			Rev., 5.00%, 08/01/10		1,015
				San Leanna Educational Facilities Corp., Higher Education, St. Edwards University Project,
210	213			Rev., 4.25%, 06/01/10	210	213
		285	292	Rev., 4.50%, 06/01/11	285	292
		200	204	Rev., 4.50%, 06/01/12	200	204
		1,500		Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources,	1,500
			1,580	Series A, Rev., 5.00%, 02/15/13		1,580
500		1,500		Texas Municipal Gas Acquisition & Supply Corp.,	2,000
	501		1,502	Series D, Rev., 5.00%, 12/15/08		2,003

	2,932		31,741			34,673

				Virginia — 4.8%
		1,000		Big Stone Gap Redevelopment & Housing Authority, Correctional Facilities,	1,000
			1,000	Rev., 5.00%, 09/01/08		1,000
345				Stafford County EDA, Public Facilities Project,	345
	360			Rev., GTY, 5.00%, 04/01/10		360
				Virginia Beach Development Authority, Sentara Health Systems,
		2,985	3,030	Rev., 5.25%, 11/01/08	2,985	3,030
		5,100	5,487	Series A, Rev., 5.00%, 12/01/11	5,100	5,487
		4,500		Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes,	4,500
			4,896	Rev., 5.00%, 09/27/12		4,896
		1,125		Virginia Resources Authority, Clean Water Revolving Fund,	1,125
			1,247	Rev., 5.00%, 10/01/14		1,247

	360		15,660			16,020

				Washington — 1.1%
500				Energy Northwest, Columbia Generator Project,	500
	500			Series E, Rev., 4.15%, 07/01/09		500
		1,000		Energy Northwest, Wind Project,	1,000
			1,036	Rev., MBIA, 5.00%, 07/01/10		1,036
1,050				Port of Olympia,	1,050
	1,090			Series B, GO, AMT, FSA, 5.00%, 12/01/10		1,090
1,000				Port of Seattle, Sub Lien,	1,000
	1,018			Series B, Rev., FGIC, 5.50%, 09/01/09		1,018

	2,608		1,036			3,644

	31,098		239,616	Total Municipal Bonds (Cost $30,923, $238,100 and $269,023 respectively)		270,714

	34,848		239,616	Total Long-Term Investments (Cost $35,392, $238,100 and $273,492 respectively)		274,464

				Short-Term Investments — 18.7%
				Municipal Bond — 9.2%
				Alabama — 1.0%
1,000				Mobile Individual Development, Holnam Project,	1,000
	1,000			Series A, Rev., VRDO, LOC: Bayerische Landesbank, 1.83%, 08/04/08		1,000
2,500				University of Alabama, Birmingham,	2,500
	2,500			Series B, Rev., VRDO, 1.88%, 09/02/08		2,500

	3,500					3,500

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				District of Columbia — 0.9%
2,945				Catholic University of America,	2,945
	2,945			Rev., VRDO, LOC: Suntrust Bank, 3.97%, 09/02/08		2,945

				Florida — 0.6%
2,000				JEA, Water & Sewer,	2,000
	2,000			Series A-2, Rev., VRDO, 1.75%, 09/02/08		2,000

				Georgia — 0.8%
2,600				De Kalb Private Hospital Authority, Children’s Healthcare,	2,600
	2,600			Rev., VRDO, 1.82%, 09/02/08		2,600

				Illinois — 0.3%
1,000				University of Illinois Certificates of Participation, Utility Infrastructure Projects,	1,000
	1,000			VRDO, 1.75%, 09/03/08		1,000

				Indiana — 0.3%
1,000				Indiana State Office Building Commission, Miami Correctional Facilities,	1,000
	1,000			Series A, Rev., VRDO, 1.85%, 09/02/08		1,000

				Kansas — 0.3%
1,100				Kansas State Department of Transportation, Highway,	1,100
	1,100			Series C4, Rev., VRDO, 1.50%, 09/02/08		1,100

				Maryland — 0.3%
1,000				Maryland Health & Higher Education Facilities Authority,	1,000
	1,000			Series A, Rev., VRDO, 1.80%, 09/02/08		1,000

				Michigan — 0.6%
1,100				Michigan Hospital Finance Authority, Ascension Health,	1,100
	1,100			Series B-8, Rev., VRDO, 1.76%, 09/02/08		1,100
1,000				Michigan Municipal Building Authority,	1,000
	1,000			Rev., VRDO, 3.05%, 09/08/08		1,000

	2,100					2,100

				Nebraska — 0.3%
1,000				American Public Energy Agency Gas Supply,	1,000
	1,000			Series A, Rev., VRDO, 2.00%, 09/03/08		1,000

				New York — 0.6%
2,000				Metropolitan Transportation Authority,	2,000
	2,000			Series 1480, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.95%, 09/03/08		2,000
1				New York State Environmental Facilities Corp., Clean Water & Drinking,	1
	1			Series 731, Rev., VRDO, 1.82%, 09/03/08		1

	2,001					2,001

				North Carolina — 0.3%
1,000				County of Wake,	1,000
	1,000			Series A, GO, VRDO, 1.85%, 09/02/08		1,000

				Pennsylvania — 0.3%
1,000				Delaware Valley Regional Finance Authority, Mode 1,	1,000
	1,000			Rev., VRDO, LOC: Bayerische Landesbank, 1.75%, 09/03/08		1,000

				Puerto Rico — 0.1%
400				Puerto Rico Highway & Transportation Authority,	400
	400			Series A, Rev., VRDO, LOC: Scotiabank, 1.60%, 09/04/08		400

				Texas — 1.5%
1,000				City of Houston, First Lien,	1,000
	1,000			Series B4, Rev., VRDO, LOC: Bank of America N.A., 1.80%, 09/02/08		1,000
1,000				Harris County Flood Control District, Contract,	1,000
	1,000			Series B, GO, VRDO, 1.80%, 09/04/08		1,000
1,000				San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project,	1,000
	1,000			Rev., VRDO, U.S. Bank N.A., 2.15%, 09/03/08		1,000
2,000				State of Texas, Veterans Housing Fund II,	2,000
	2,000			Series A-2, GO, VRDO, LIQ: Texas Comptroller Public Accounts, 1.93%, 09/03/08		2,000

	5,000					5,000

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Utah — 0.3%
1,000				Intermountain Power Agency, Power Supply,	1,000
	1,000			Series F, Rev., VRDO, AMBAC, 2.35%, 09/02/08		1,000

				Virginia — 0.3%
1,000				Virginia Public Building Authority,	1,000
	1,000			Series D, Rev., VRDO, 1.85%, 09/02/08		1,000

				Wyoming — 0.3%
1,000				Sweetwater County Pollution Control, Pacificorp Project,	1,000
	1,000			Rev., VRDO, LOC: Barclays Bank plc, 1.84%, 09/03/08		1,000

	30,646			Total Municipal Bonds (Cost $30,646, $0, and $30,646 respectively)		30,646

Shares		Shares			Shares
				Investment Company — 9.5%
18,004		13,762		JPMorgan Tax Free Money Market Fund, Institutional Class (b)	31,766
	18,004		13,762	(Cost $18,004, $13,762 and $31,766 respectively)		31,766

	48,650		13,762	Total Short Term Investments (Cost $48,650, $13,762 and $62,412 respectively)		62,412

				Total Investments — 100.7%
	83,498		253,378	(Cost $84,042 $251,862 and $335,904 respectively)		336,876
	(736)		(1,552)	Liabilities in Excess of Other Assets — (0.7%)		(2,288)

	$82,762		$251,826	NET ASSETS — 100.0%		$334,588

				Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,040 which amounts to 0.2% of total investments.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVS have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed illiquid due to the changes in market conditions.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDD	Community Development District
COLL	Collateral
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association Corp.
RADIAN	Radian Asset Assurance
REMICS	Real Estate Mortgage Investment Conduits
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2008.
XLCA	XL Capital Assurance

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund
Pro Forma Combined Statement of Assets and Liabilities
As of August 31, 2008 (Unaudited)
(Amounts in thousands, except per share amount)

	Acquired Fund	Acquiring Fund

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS:
Investments in non-affiliates, at value	$65,494	$239,616	$—		$305,110
Investments in affiliates, at value	18,004	13,762	—		31,766

Total investment securities, at value	83,498	253,378	—		336,876
Cash	—	3	(3	) (a)	—
Receivables:
Fund shares sold	—	2,942	—		2,942
Interest and dividends	525	2,719	—		3,244

Total Assets	84,023	259,042	(3)		343,062

LIABILITIES:
Payables:
Due to custodian	$999	$—	(3	) (a)	996
Dividends	179	354	—		533
Investment securities purchased	—	6,282	—		6,282
Fund shares redeemed	—	413	—		413
Accrued liabilities:
Investment advisory fees	4	53	(29	) (b)	28
Administration fees	2	21	—		23
Shareholder servicing fees	5	21	—		26
Distribution fees	— (c)	24	—		24
Custodian and accounting fees	2	1	—		3
Trustees’ and Chief Compliance Officer’s fees	4	1	—		5
Other	66	46	29	(b)	141

Total Liabilities	1,261	7,216	(3)		8,474

Net Assets	$82,762	$251,826	$—		$334,588

NET ASSETS:
Paid in capital	$108,695	$252,945	$—		$361,640
Accumulated undistributed (distributions in excess of) net investment income	15	(10)	—		5
Accumulated net realized gains (losses)	(25,404)	(2,625)	—		(28,029)
Net unrealized appreciation (depreciation)	(544)	1,516	—		972

Total Net Assets	$82,762	$251,826	$—		$334,588

Net Assets:
Class A	$1,304	$54,530	$—		$55,834	(d)
Class B	—	4,418	—		4,418	(d)
Class C	—	15,462	—		15,462	(d)
Select Class	22,329	177,416	—		199,745	(d)
Institutional Class	59,129	—	—		59,129	(d)

Total Net Assets	$82,762	$251,826	$—		$334,588

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	132	5,315	(5	) (e)	5,442
Class B	—	427	—		427
Class C	—	1,494	—		1,494
Select Class	2,257	17,239	(87	) (e)	19,409
Institutional Class	5,983	—	(237	) (e)	5,746

Net asset value per share
Class A - Redemption price per share	$9.89	$10.26	—		$10.26
Class B - Offering price per share (f)	0.00	10.35	—		10.35
Class C - Offering price per share (f)	0.00	10.35	—		10.35
Select Class - Offering and redemption price per share	9.89	10.29	—		10.29
Institutional Class - Offering and redemption price per share	9.88	0.00	—		10.29
Class A maximum sales charge	2.25%	2.25%	—		2.25%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	$10.12	$10.50			$10.50

Cost of investments in non-affiliates	$66,037	$238,100	$—		$304,137
Cost of investments in affiliates	18,004	13,762	—		31,766

(a)	Reflects the netting of amounts receivable and payable to and from the custodian.

(b)      Each Fund’s adviser or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(c)	Amount rounds to less than $1,000.

(d)	Reflects total combined net assets due to the merger.

(e)	Reflects the adjustment to the number of shares outstanding due to the merger.

(f)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund/JPMorgn Short-Intermediate Municipal Bond Fund
Pro Forma Combined Statement of Operations
For the Twelve Month Period Ended August 31, 2008 (Unaudited)
(Amounts in thousands)

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME:
Interest income	$3,511	$8,140	$—		$11,651
Dividend income from affiliates	386	335	—		721

Total investment income	3,897	8,475	—		12,372

EXPENSES:
Investment advisory fees	274	587	(1	) (a)	860
Administration fees	109	235	—	(a)	344
Distribution fees - Class A	1	85	—	(a)	86
Distribution fees - Class B	—	42	—	(a)	42
Distribution fees - Class C	—	115	—	(a)	115
Shareholder servicing fees - Class A	1	85	—	(a)	86
Shareholder servicing fees - Class B	—	14	—	(a)	14
Shareholder servicing fees - Class C	—	39	(1	) (a)	38
Shareholder servicing fees - Select Class	80	450	—	(a)	530
Shareholder servicing fees - Institutional Class	77	—	—	(a)	77
Custodian and accounting fees	27	39	(20	) (b)	46
Professional fees	47	70	(57	) (b)	60
Trustees’ and Chief Compliance Officer’s fees	1	3	—		4
Printing and mailing costs	1	9	(3	) (b)	7
Registration and filing fees	26	41	(32	) (b)	35
Transfer agent fees	20	47	—		67
Other	6	10	—		16

Total expenses	670	1,871	(114)		2,427
Less amounts waived	(313)	(333)	2	(a)	(644)
Less earnings credits	(2)	(5)	—		(7)
Less reimbursements for legal matters	—	— (c)	—		—	(c)

Net expenses	355	1,533	(112)		1,776

Net investment income (loss)	3,542	6,942	112		10,596

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(132)	353	—		221
Payments by affiliates	—	13	—		13

Net realized gain (loss)	(132)	366	—		234

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(505)	2,703	—		2,198

Change in net unrealized appreciation (depreciation)	(505)	2,703	—		2,198

Net realized/unrealized gains (losses)	(637)	3,069	—		2,432

Change in net assets resulting from operations	$2,905	$10,011	$112		$13,028

(a)	Based on the contract in effect for the surviving fund.

(b)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

(c)	Amount rounds to less than $1,000.

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

1. Basis of Combination

          The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended August 31, 2008, reflect the accounts of JPMorgan Tax Aware Enhanced Income Fund, a separate fund of JPMorgan Trust I (“Tax Aware Enhanced Income Fund”), and JPMorgan Short-Intermediate Municipal Bond Fund, a separate fund of JPMorgan Trust II (“Short-Intermediate Municipal Bond Fund”), each a “Fund” and collectively, the “Funds”. Following the combination, the Short-Intermediate Municipal Bond Fund will be the accounting survivor.

          Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Tax Aware Enhanced Income Fund for shares of Short-Intermediate Municipal Bond Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests and accordingly, will be accounted for by the method of accounting for tax free mergers of investment companies. The combination would be accomplished by an acquisition of the net assets of Class A shares, Select Class shares and Institutional Class shares of Tax Aware Enhanced Income Fund in exchange for Class A shares, Select Class shares and Institutional Class Shares of Short-Intermediate Municipal Bond Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on August 31, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended August 31, 2008, as if the reorganization occurred on September 1, 2007. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Short-Intermediate Municipal Bond Fund will not be restated. The fiscal year end is October 31 for Tax Aware Enhanced Income and the end of February for the Short-Intermediate Municipal Bond Fund.

          The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statement of Additional Information.

2. Summary of Significant Accounting Policies

          The following is a summary of significant accounting policies which are consistently followed by Tax Aware Enhanced Income Fund and Short-Intermediate Municipal Bond Fund in the preparation of its financial statements. Each of the Funds has substantially the same accounting policies, which are detailed in the historical financial statements referenced above in Note 1. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’ assets and liabilities carried at fair value (amounts in thousands):

Tax Aware Enhanced Income Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$18,004	$—
Level 2	64,454	—
Level 3	1,040	—

Total	$83,498	$—

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$31,766
Level 2	304,070
Level 3	1,040

Total	$336,876

Short-Intermediate Municipal Bond Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$13,762	$—
Level 2	239,616	—
Level 3	—	—

Total	$253,378	$—

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Tax Aware Enhanced Income Fund

	Investment In Securities	Other Financial Instruments*

Balance as of August 31, 2007	$—	$—
Realized gain (loss)	—	—
Change ununrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	1,040	—

Balance as of August 31, 2008	$1,040	$—

Short-Intermediate Municipal Bond Fund

	Investment In Securities	Other Financial Instruments*

Balance as of August 31, 2007	$—	$—
Realized gain (loss)	—	—
Change ununrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	—	—

Balance as of August 31, 2008	$—	$—

Combined Portfolio

	Investment In Securities	Other Financial Instruments*

Balance as of August 31, 2007	$—	$—
Realized gain (loss)	—	—
Change ununrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	1,040	—

Balance as of August 31, 2008	$1,040	$—

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 127 Class A shares, 2,170 Select Class shares and 5,746 Institutional Class shares of Short-Intermediate Municipal Bond Fund in exchange for 132 Class A shares, 2,257 Select Class shares and 5,983 Institutional Class shares of Tax Aware Enhanced Income, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Short-Intermediate Municipal Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Tax Aware Enhanced Income Fund/JPMorgan Tax Aware Short-Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund

Combined Schedule of Portfolio Investments
As of August 31, 2008 (unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

						Long-Term Investments — 89.5%
						Asset-Backed Security — 0.2%
1,300						Sigma Finance Corp., (Cayman Islands),	1,300
	1,040					VAR, 2.70%, 09/15/08 (e) (f) (i) (s) (Cost $1,300, $0, $0 and $1,300 respectively)		1,040

						Collateralized Mortgage Obligations — 0.6%
						Agency CMO — 0.3%
1,596						Federal National Mortgage Association REMICS,	1,596
	1,585					Series 2002-36, Class FS, VAR, 2.97%, 09/25/08		1,585
262						Government National Mortgage Association,	262
	259					Series 2000-38, Class F, VAR, 2.87%, 09/20/08		259

	1,844							1,844

						Non-Agency — 0.3%
802						Indymac Index Mortgage Loan Trust,	802
	428					Series 2004-AR7, Class A1, VAR, 2.91%, 12/25/08		428
		1,065				Structured Adjustable Rate Mortgage Loan Trust,	1,065
			1,057			Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34		1,057

	428		1,057					1,485

	2,272		1,057			Total Collateralized Mortgage Obligations (Cost $2,659, $1,077, $0 and $3,736 respectively)		3,329

						Corporate Bond — 0.3%
						Commercial Banks — 0.2
		1,400				Deutsche Bank Capital Funding Trust I,	1,400
			1,404			VAR, 7.87%, 06/30/09 (e) (x)		1,404

						Diversified Financial Services — 0.1%
500						ZFS Finance USA Trust III,	500
	438					VAR, 3.93%, 09/15/08 (e) (i)		438

	438		1,404			Total Corporate Bonds (Cost $510, $1,600, $0 and $2,110 respectively)		1,842

						Foreign Government Security — 0.2%
		1,350				National Agricultural Cooperative Federation, (South Korea),	1,350
			1,360			VAR, 5.75%, 06/18/09 (Cost $0, $1,399, $0 and $1,399 respectively)		1,360

						Municipal Bonds — 88.2%
						Alabama — 1.9%
				250		Alabama Public Housing Authorities,	250
					252	Series A, Rev., FSA, 3.50%, 01/01/10 (m)		252
		5,000				Alabama State Dock Authority,	5,000
			5,236			Series B, Rev., MBIA, 5.00%, 10/01/10		5,236
						Huntsville Madison County Airport Authority,
				2,330	2,409	Rev., FSA, 5.00%, 07/01/12	2,330	2,409
				1,450	1,497	Rev., FSA, 5.00%, 07/01/13	1,450	1,497
		1,570	1,615			Rev., FSA, 5.00%, 07/01/14	1,570	1,615

			6,851		4,158			11,009

						Alaska — 0.3%
				1,945		Alaska Energy Authority, Bradley Lake,	1,945
					2,011	Third Series, Rev., FSA, 6.00%, 07/01/09 (m)		2,011

						Arizona — 0.8%
		2,600		2,400		Arizona Health Facilities Authority, Phoenix Children’s Hospital,	5,000
			2,389		2,205	Series A, Rev., VAR, 2.84%, 09/04/08 (m)		4,594
				375		Tucson & Prima Counties, IDA, Mortgage-Backed Securities Program,	375
					387	Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10		387

			2,389		2,592			4,981

						Arkansas — 0.6%
		3,490				City of Fort Smith, Water and Sewer Construction,	3,490
			3,730			Rev., FSA, 5.00%, 10/01/18		3,730

						California — 3.3%
		1,000				California Health Facilities Financing Authority, Stanford Hospital,	1,000
			1,015			Series A-3, Rev., 3.45%, 06/15/11		1,015
				3,400		City of Lodi, Electric Systems, Capital Appreciation,	3,400
					1,374	Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)		1,374
		2,180		2,020		Golden State Tobacco Securitization Corp., Enhanced Asset-Backed,	4,200
			1,947		1,805	Series A1, Rev., 4.50%, 06/01/17		3,752
		1,110		1,000		Long Beach Bond Finance Authority, Natural Gas,	2,110
			1,123		1,011	Series A, Rev., 5.00%, 11/15/09		2,134
				1,210		Orange County, Water District,	1,210
					1,239	Series B, COP, MBIA, 4.50%, 08/15/09		1,239
1,000						Riverside County Transportation Commission, Sales Tax Revenue,	1,000
	1,033					Series A-1, Rev., 5.00%, 12/01/09		1,033
						State of California, Economic Recovery,
				3,375	3,730	Series A, GO, MBIA, 5.25%, 07/01/13	3,375	3,730
1,000	1,043			2,750	2,868	Series B, GO, VAR, 5.00%, 03/01/10	3,750	3,911
1,000						State of California, Stem Cell Research and Cures,	1,000
	1,006					Series A, GO, VAR, 5.17%, 04/01/09		1,006

	3,082		4,085		12,027			19,194

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

						Colorado — 2.4%
		2,500				Colorado Health Facilities Authority, Evangelical Lutheran,	2,500
			2,516			Series B, Rev., VAR, 3.75%, 06/01/09		2,516
				2,400		Colorado Housing & Finance Authority, Multi-Family Housing,	2,400
					2,400	Series A-1, Rev., VAR, MBIA, 2.00%, 04/01/30		2,400
						Delta County, Memorial Hospital District Enterprise,
				1,025	1,025	Rev., 4.10%, 09/01/08	1,025	1,025
				1,155	1,166	Rev., 4.45%, 09/01/09	1,155	1,166
		2,700		2,300		Denver City & County, Airport, Floating Rate Certificates,	5,000
			2,752		2,344	Series A2, Rev., VAR, 5.25%, 11/15/08		5,096
				785		Denver City & County, Metropolitan Mayors Caucus,	785
					793	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09		793
				1,000		El Paso County School District No. 12 Cheyenne Mountain,	1,000
					1,036	GO, 5.70%, 09/15/09 (p)		1,036
				400		El Paso County, Single Family Mortgage,	400
					411	Series A, Rev., 4.50%, 05/01/12		411

			5,268		9,175			14,443

						Connecticut — 1.6%
				5		City of New Haven,	5
					5	Series C, GO, MBIA, 5.00%, 11/01/08 (p)		5
				2,605		Connecticut State Higher Education Supplement Loan Authority,	2,605
						Family Education Loan Program, Series A, Rev., MBIA, 4.38%, 11/15/13
					2,582	State of Connecticut,		2,582
				5,000	5,392	GO, 5.00%, 03/15/12	5,000	5,392
				1,495	1,574	Series B, GO, 5.75%, 11/01/09 (p)	1,495	1,574

					9,553			9,553

						Delaware — 1.4%
		5,000		2,500		Delaware Transportation Authority, Motor Fuel Tax Revenue,	7,500
			5,456		2,728	Series B, Rev., AMBAC, 5.25%, 07/01/12		8,184

						District of Columbia — 0.2%
				1,090		District of Columbia,	1,090
					1,116	Series E, GO, 4.00%, 06/01/10		1,116

						Florida — 10.6%
				1,600		Broward County, Resource Recovery, Wheelabrator,	1,600
					1,614	Series A, Rev., 5.50%, 12/01/08		1,614
		5,000				Citizens Property Insurance Corp. High Risk Account,	5,000
			5,253			Series A, Rev., MBIA, 5.00%, 03/01/12		5,253
				605		City of Atlantic Beach, Health Care Facilities, Fleet Landing Project,	605
					605	Rev., ACA, 5.25%, 10/01/08 (m)		605
				2,195		Collier County School Board,	2,195
					2,397	COP, FSA, 5.38%, 02/15/12 (p)		2,397
				685		Escambia County, Housing Finance Authority, Multi-County Program,	685
					684	Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09		684
1,780		2,000		2,150		Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas,	5,930
	1,793		2,015		2,166	Series F, Rev., 4.00%, 10/01/10		5,974
		10,000				Florida Hurricane Catastrophe Fund,	10,000
			10,413			Series A, Rev., 5.00%, 07/01/11		10,413
1,000		2,000		3,500		Highlands County Health Facilities Authority, Adventist Health Hospital,	6,500
	1,017		2,034		3,560	Series I, Rev., VAR, 5.00%, 11/16/09		6,611
		3,250		3,000		Miami-Dade County Educational Facilities Authority, University of Miami,	6,250
			3,426		3,162	Series B, Rev., 5.00%, 04/01/12		6,588
		1,785				Miami-Dade County, Capital Asset Acquisition,	1,785
			1,913			Series A, Rev., AMBAC, 5.00%, 04/01/14		1,913
				5,325		Miami-Dade County School Board,	5,325
					5,549	Series A, COP, AMBAC, 5.00%, 08/01/10		5,549
				1,645		Miami-Dade County, Water & Sewer System,	1,645
					1,772	Series B, Rev., FSA, 5.00%, 10/01/13		1,772
		5,000				Miami-Dade County, Water & Sewer System,	5,000
			5,401			Series B, Rev., FSA, 5.00%, 10/01/14		5,401
		3,225		2,650		Palm Beach County School Board,	5,875
			3,367		2,767	Series B, COP, VAR, FGIC, 5.00%, 08/01/11		6,134
				2,000		University Athletic Association, Inc., Athletic Program,	2,000
					2,032	Rev., VAR, LOC: Suntrust Bank, 3.80%, 10/01/11		2,032

	2,810		33,822		26,308			62,940

						Georgia — 0.5%
		1,680				Fulco Hospital Authority, Health System, Catholic Health East,	1,680
			1,691			Series A, Rev., MBIA, 5.50%, 11/15/08		1,691
						Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp.,
				905	919	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	905	919
				500	530	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	500	530

			1,691		1,449			3,140

						Hawaii — 0.8%
				2,000		Honolulu City & County,	2,000
					2,002	GO, MBIA-IBC, 5.45%, 09/11/08 (p)		2,002
				2,750		State of Hawaii,	2,750
					2,978	Series CZ, GO, FSA, 5.00%, 07/01/12 (p)		2,978

					4,980			4,980

						Idaho — 1.1%
		6,045				Idaho Housing & Finance Association,	6,045
			6,755			Series A, Rev., Assured Guaranty Ltd., 5.25%, 07/15/14		6,755

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

						Illinois — 1.9%
		1,545		1,300		Chicago Transit Authority, Federal Transit Administration,	2,845
			1,686		1,418	Rev., Assured Guaranty, Ltd., 5.00%, 06/01/14		3,104
		2,440				City of Chicago, Pilsen Redevelopment, Tax Allocation,	2,440
			2,385			Series A, AMBAC, 4.35%, 06/01/13		2,385
				1,000		City of Chicago, Wastewater Transmission, Second Lien,	1,000
					1,063	Rev., MBIA, 6.00%, 01/01/10 (p)		1,063
				1,790		Illinois Educational Facilities Authority, Medical Term-Field Museum,	1,790
					1,855	Rev., VAR, 4.45%, 11/01/14		1,855
1,000						Illinois Educational Facilities Authority, University of Chicago,	1,000
	1,018					Series B, Rev., VAR, 4.05%, 07/01/09		1,018
				1,675		Winnebago County, School District No. 122 Harlem-Loves Park,	1,675
					1,726	GO, FGIC, 6.55%, 06/01/09		1,726

	1,018		4,071		6,062			11,151

						Indiana — 1.1%
				1,750		Indiana Health Facility Financing Authority, Ascension Health,	1,750
					1,825	Series A3, Rev., VAR, 5.00%, 07/01/11		1,825
		1,000				Indiana Municipal Power Agency, Power Supply,	1,000
			1,069			Series B, Rev., MBIA, 6.00%, 01/01/11		1,069
						New Albany School District, Floyd County School Building Corp., First Mortgage,
				635	642	Rev., FGIC, 5.00%, 01/15/09	635	642
				1,305	1,353	Rev., FGIC, 5.00%, 01/15/10	1,305	1,353
900						Shelbyville Individual Elementary School Building Corp.,	900
	923					Rev., FSA, 5.75%, 01/15/09 (p)		923
750						The Indianapolis Local Public Improvement Bond Bank,	750
	750					Series A-1, Rev., 2.25%, 10/01/08		750

	1,673		1,069		3,820			6,562

						Kansas — 2.0%
				2,400		City of Olathe,	2,400
					2,610	Series 211, GO, 5.00%, 10/01/12		2,610
				1,010		Saline County Unified School District No. 305,	1,010
					1,013	GO, FSA, 5.25%, 09/01/13		1,013
1,700		3,500		950		Sedgwick County Unified School District No. 259,	6,150
	1,801		3,708		1,006	GO, MBIA, 5.50%, 09/01/10		6,515
		1,500				Wyandotte County-Kansas City Unified Government, Sales Tax, 1st Lien,	1,500
			1,521			Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13		1,521

	1,801		5,229		4,629			11,659

						Louisiana — 0.5%
						Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
900	911					Series B, Rev., 5.00%, 05/15/09	900	911
				635	654	Series B, Rev., 5.00%, 05/15/10	635	654
		510	528			Series B, Rev., 5.00%, 05/15/11	510	528
						Parish of St. Mary, Solid Waste,
				280	282	Rev., 5.40%, 03/01/09	280	282
				295	302	Rev., 5.40%, 03/01/10	295	302
				310	319	Rev., 5.40%, 03/01/11	310	319

	911		528		1,557			2,996

						Massachusetts — 1.7%
				2,000		Commonwealth of Massachusetts,	2,000
					2,386	Series A, GO, AMBAC, 6.50%, 11/01/14 (p)		2,386
				3,000		Massachusetts Housing Finance Agency, Insured Construction Loan,	3,000
					3,004	Series A, Rev., AMT, FSA, 4.13%, 10/06/08		3,004
		3,000				Massachusetts State Turnpike Authority,	3,000
			3,023			Series A, Rev., MBIA, 5.00%, 09/02/08		3,023
						New Bedford Housing Authority, Capital Funding Program,
				620	621	Series A, Rev., 2.70%, 10/01/08	620	621
				635	643	Series A, Rev., 3.00%, 10/01/09	635	643
				375	382	Series A, Rev., 3.20%, 10/01/10	375	382

			3,023		7,036			10,059

						Michigan — 2.6%
		10,920				City of Detroit, Sewer Disposal,	10,920
			8,739			Rev., VAR, FSA, 2.47%, 10/01/08		8,739
		1,000				Michigan Higher Education Student Loan Authority, Student Loans,	1,000
			997			Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09		997
895						Michigan South Central Power Agency, Power Supply System Revenue,	895
	898					Rev., AMBAC, 5.00%, 11/01/08		898
				1,470		Van Buren Township Local Development Authority, Tax Increment,	1,470
					1,610	GO, FGIC, 5.25%, 04/01/13 (p)		1,610
		2,825				Wayne County Airport Authority,	2,825
			3,011			Rev., FGIC, 5.00%, 12/01/14		3,011

	898		12,747		1,610			15,255

						Minnesota — 1.8%
1,815				2,250		South Washington County Independent School District No 833,	4,065
	1,903				2,360	Series A, GO, MBIA, 5.60%, 02/01/10		4,263
		5,555				State of Minnesota,	5,555
			6,186			GO, 5.00%, 10/01/15		6,186

	1,903		6,186		2,360			10,449

						Mississippi — 0.5%
						Mississippi Development Bank Special Obligation, Marshal County Correctional,
750	781					Series C, Rev., 5.00%, 08/01/10	750	781
		1,060	1,115			Series C, Rev., 5.00%, 08/01/11	1,060	1,115

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				1,045		Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center,	1,045
					1,099	Series D, Rev., 5.00%, 08/01/11		1,099

	781		1,115		1,099			2,995

						Missouri — 2.5%
				2,500		City of St Louis, Lambert-St. Louis International Airport,	2,500
					2,557	Series A, Rev., FSA, 5.00%, 07/01/09		2,557
		6,175				Kansas City, Streetlight Project,	6,175
			6,704			Series A, GO, MBIA, 5.00%, 02/01/13		6,704
1,500						Missouri Public Utilities Commission,	1,500
	1,500					Rev., 4.75%, 09/01/08		1,500
				3,085		Missouri State Board of Public Buildings,	3,085
					3,292	Series A, Rev., 5.50%, 10/15/10		3,292
				665		Riverview Gardens School District, Capital Appreciation,	665
					616	GO, FSA, Zero Coupon, 04/01/11		616

	1,500		6,704		6,465			14,669

						Nevada — 0.9%
		5,000				Clark County School District,	5,000
			5,567			GO, FSA, 5.50%, 06/15/13		5,567

						New Hampshire — 0.7%
				4,000		New Hampshire Business Finance Authority, Pollution Control,	4,000
					4,021	Series A, Rev., VAR, 3.50%, 02/01/09		4,021

						New Jersey — 8.0%
		10,000				New Jersey EDA, Cigarette Tax,	10,000
			10,525			Rev., FGIC, 5.00%, 06/15/13		10,525
						New Jersey EDA, School Facilities Construction,
				4,500	4,823	Rev., VAR, FSA, 5.00%, 09/01/14	4,500	4,823
		2,475	2,664			Series J3, Rev., VAR, FSA, 5.00%, 09/01/14	2,475	2,664
		5,095	5,659			Series L, Rev., FSA, 5.25%, 03/01/15	5095	5,659
		775		700		New Jersey State Educational Facilities Authority, Stevens Institute of Technology,	1,475
			789		713	Series A, Rev., 5.00%, 07/01/13		1,502
						New Jersey Transportation Trust Fund Authority,
		10,015	11,025			Series B, Rev., MBIA, 5.25%, 12/15/13	10,015	11,025
		5,000	5,564			Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	5,000	5,564
				370		State of New Jersey,	370
					412	Series N, GO, FGIC, 5.50%, 07/15/13		412
		2,600		2,250		State of New Jersey, Equipment Lease Purchase,	4,850
			2,703		2,339	Series A, COP, 5.00%, 06/15/10		5,042

			38,929		8,287			47,216

						New York — 4.3%
				2,060		Erie County Industrial Development Agency, School District Buffalo Project,	2,060
					2,218	Series A, Rev., FSA, 5.00%, 05/01/12		2,218
		2,000				Metropolitan Transportation Authority,	2,000
			2,162			Series A, Rev., FGIC, 5.25%, 11/15/11		2,162
		2,000				Nassau Health Care Corp.,	2,000
			2,107			Series B, Rev., FSA, CNTY GTD, 5.00%, 08/01/10		2,107
		4,000				New York City,	4,000
			4,403			Series F, GO, 5.50%, 12/15/12		4,403
				3,000		New York State Dormitory Authority,	3,000
					3,212	Series B, Rev., VAR, 5.25%, 05/15/12		3,212
		2,425				New York State Dormitory Authority, Albany Hospital Mortgage,	2,425
			2,461			Series A-1, Rev., FSA/FHA, 5.00%, 02/15/09		2,461
		845				New York State Dormitory Authority, Montefiore Hospital Mortgage,	845
			870			Rev., FGIC, FHA, 5.00%, 02/01/10		870
				3,500		New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund,	3,500
					3,715	Series B, Rev., 5.00%, 04/01/11		3,715
		2,025		2,000		Tobacco Settlement Financing Authority,	4,025
			2,106		2,080	Series A, Rev., 5.00%, 06/01/10		4,186

			14,109		11,225			25,334

						North Carolina — 2.9%
		5,000				Mecklenburg County,	5,000
			5,468			Series C, GO, 5.00%, 02/01/13		5,468
		2,460		2,090		North Carolina Eastern Municipal Power Agency,	4,550
			2,640		2,243	Series A, Rev., Assured Guaranty, Ltd., 5.00%, 01/01/13		4,883
						North Carolina Medical Care Commission, First Mortgage, Deerfield,
				1,000	997	Series A, Rev., 3.13%, 11/01/09	1,000	997
				1,500	1,498	Series A, Rev., 3.38%, 11/01/10	1,500	1,498
		2,080		1,850		North Carolina Municipal Power Agency, No. 1-Catawba Electric,	3,930
			2,224		1,977	Series A, Rev., 5.25%, 01/01/13		4,201

			10,332		6,715			17,047

						Ohio — 3.4%
		1,000				American Municipal Power-Ohio, Inc.,	1,000
			1,014			Series A, Rev., 5.00%, 02/01/11		1,014
		3,395		3,400		Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo,	6,795
			3,101		3,105	Series A-2, Rev., 5.13%, 06/01/17		6,206
				615		Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project,	615
					599	Series E, Rev., 4.65%, 05/15/14		599
				6,000		Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project,	6,000
					6,001	Rev., FSA, 3.60%, 12/01/08		6,001

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

						Columbus Regional Airport Authority, Joseph Knight Towers Projects,
				40	40	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	40	40
				480	476	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	480	476
				4,325		Milford Exempt Village School District, School Improvement,	4,325
					4,685	GO, FSA, 5.13%, 12/01/11 (p)		4,685
				1,000		University of Cincinnati,	1,000
					1,057	Series T, Rev., 5.50%, 06/01/10		1,057

			4,115		15,963			20,078

						Oklahoma — 0.2%
1,020						Norman Regional Hospital Authority,	1,020
	1,020					Rev., RADIAN, 4.50%, 09/01/08		1,020
				360		Oklahoma Housing Finance Agency, Single Family Housing,	360
					369	Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09		369

	1,020				369			1,389

						Oregon — 0.9%
				1,075		Marion & Clackamas Counties School District No. 4J Silver Falls,	1,075
					1,085	GO, 3.00%, 06/15/09		1,085
				4,015		MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates,	4,015
					4,016	Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)		4,016

					5,101			5,101

						Pennsylvania — 7.0%
				500		City of Philadelphia, Gas Works, Fifth,	500
					515	Series A-1, Rev., FSA, 5.00%, 09/01/09		515
				3,625		City of Philadelphia, Water & Wastewater,	3,625
					3,868	Series A, Rev., AMBAC, 5.00%, 08/01/13		3,868
		5,390				Commonwealth of Pennsylvania,	5,390
			5,841			GO, MBIA, 5.25%, 02/01/12		5,841
1,125						Exeter Township,	1,125
	1,183					GO, AMBAC, 5.00%, 07/15/10		1,183
		10,000				Harrisburg Authority Resource Recovery Improvements,	10,000
			10,510			Series D-2, Rev., FSA, GTD, VAR, 5.00%, 12/01/13		10,510
		2,775				Lancaster County Solid Waste Management Authority,	2,775
			3,005			Rev., MBIA, 5.00%, 12/15/14		3,005
		3,000				Luzerne County IDA, Pennsylvania-American Water Co.,	3,000
			3,002			Series A, Rev., AMBAC, VAR, 3.60%, 12/01/09		3,002
						Pennsylvania Higher Educational Facilities Authority, LaSalle University,
1,125	1,151					Series A, Rev., 5.00%, 05/01/10	1,125	1,151
		1,875	1,927			Series A, Rev., 5.00%, 05/01/11	1,875	1,927
2,000						Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania,	2,000
	2,102					Rev., 5.00%, 08/01/10		2,102
				400		Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation,	400
					402	Series A, Rev., MBIA, 5.60%, 11/15/09		402
				1,000		Pennsylvania State Higher Educational Facilities Authority, LaSalle University,	1,000
					989	Series A, Rev., 4.13%, 05/01/13		989
				145		Pennsylvania State Housing Finance Agency, Single Family Mortgage,	145
					145	Series 65A, Rev., AMT, 4.60%, 10/01/08		145
1,500		2,700				Pennsylvania Turnpike Commission,	4,200
	1,504		2,707			Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08		4,211
				2,450		Philadelphia Parking Authority, Airport,	2,450
					2,561	Rev., 5.00%, 09/01/11		2,561

	5,940		26,992		8,480			41,412

						Puerto Rico — 1.4%
925				1,400		Children’s Trust Fund,	2,325
	968				1,464	Rev., 5.75%, 07/01/10 (p)		2,432
500				2,375		Puerto Rico Government Development Bank,	2,875
	503				2,388	Series B, Rev., 5.00%, 12/01/08		2,891
		3,000				Puerto Rico Public Finance Corp., Commonwealth Appropriations,	3,000
			3,227			Series A, MBIA, 5.38%, 08/01/11 (p)		3,227

	1,471		3,227		3,852			8,550

						Rhode Island — 0.7%
				3,975		Rhode Island Refunding Bond Authority,	3,975
					4,022	Series A, Rev., AMBAC, 5.25%, 10/06/08		4,022

						South Carolina — 2.8%
				1,160		Charleston County School District Development Corp.,	1,160
					1,209	Series B, GO, SCSDE, 5.00%, 02/01/10		1,209
				1,000		Charleston County, Public Improvements,	1,000
					1,044	GO, 5.25%, 09/01/09 (p)		1,044
		5,000				State of South Carolina, School Facilities,	5,000
			5,315			Series A, GO, 5.00%, 01/01/11		5,315
400		4,700		4,300		Tobacco Settlement Revenue Management Authority,	9,400
	390		4,582		4,192	Rev., 5.00%, 12/01/08		9,164

	390		9,897		6,445			16,732

						Tennessee — 1.9%
				2,550		Metropolitan Government Nashville & Davidson County Health & Educational	2,550
						Facilities Board, Vanderbilt University,
					2,800	Series A, Rev., 5.00%, 10/01/13		2,800
		5,000				Shelby County Health Educational & Housing Facilities Board, Floating Baptist Memorial Healthcare,	5,000
			5,000			Series A, Rev., VAR, 5.00%, 10/01/08		5,000

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				3,000	3,164	Shelby County, Public Improvement, Series A, GO, 5.63%, 04/01/10 (p)	3,000	3,164

			5,000		5,964			10,964

						Texas — 9.0%
						Austin Independent School District, Capital Appreciation,
				1,035	981	GO, FGIC, Zero Coupon, 08/01/10 (m)	1,035	981
				1,205	1,098	GO, FGIC, Zero Coupon, 08/01/11 (m)	1,205	1,098
		1,110				Austin Texas Community College District Public Facilities Corp.,	1,110
			1,210			Series 2008, 5.25%, 08/01/13		1,210
				4,500		Camino Real Regional Mobility Authority,	4,500
					4,763	Rev., 5.00%, 08/15/12		4,763
				2,685		City of Beaumont, Waterworks & Sewer System,	2,685
					2,899	Rev., FGIC, 6.25%, 09/01/10 (p)		2,899
				2,615		City of Frisco, Certificates Obligation,	2,615
					2,795	Series A, GO, FGIC, 5.25%, 02/15/11 (p)		2,795
				3,125		City of Houston, Water & Sewer System, Junior Lien,	3,125
					3,311	Series B, Rev., FGIC, 5.25%, 12/01/10 (p)		3,311
						City of San Antonio, Electric & Gas Systems,
				2,785	2,996	Series A, Rev., 5.00%, 02/01/12	2,785	2,996
		5,000	5,238			Series A, Rev., 5.75%, 02/01/10 (p)	5,000	5,238
						Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,200	1,203					Series A, Rev., XLCA, 5.00%, 11/01/08	1,200	1,203
		5,000	5,043			Series A, Rev., XLCA, 5.00%, 11/01/09	5,000	5,043
		2,975		3,400		Harris County Hospital District,	6,375
			2,942		3,363	Series B, Rev., VAR, MBIA, 4.80%, 08/16/10		6,305
				2,205		Houston Community College System, Junior Lien,	2,205
					2,376	Series A, Rev., MBIA, 5.38%, 04/15/11 (p)		2,376
				2,385		Houston Community College System, Unrefunded Balance, Junior Lien,	2,385
					2,524	Series A, Rev., MBIA, 5.38%, 04/15/11		2,524
				1,000		Lower Colorado River Authority,	1,000
					1,057	Rev., 5.00%, 05/15/11		1,057
1,000						SA Energy Acquisition Public Facility Corp., Gas Supply,	1,000
	1,015					Rev., 5.00%, 08/01/10		1,015
						San Leanna Educational Facilities Corp., Higher Education, St. Edwards University Project,
210	213					Rev., 4.25%, 06/01/10	210	213
				285	292	Rev., 4.50%, 06/01/11	285	292
		485	496	200	204	Rev., 4.50%, 06/01/12	685	700
		2,100				State of Texas, Public Finance Authority,	2,100
			2,217			Series A, GO, 5.00%, 10/01/10		2,217
				1,500		Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources,	1,500
					1,580	Series A, Rev., 5.00%, 02/15/13		1,580
500				1,500		Texas Municipal Gas Acquisition & Supply Corp.,	2,000
	501				1,502	Series D, Rev., 5.00%, 12/15/08		2,003
		1,500				Texas Municipal Gas Acquisition & Supply Corp. I., Senior Lien,	1,500
			1,507			Series D, Rev., 5.00%, 12/15/09		1,507

	2,932		18,653		31,741			53,326

						Virginia — 3.2%
				1,000		Big Stone Gap Redevelopment & Housing Authority, Correctional Facilities,	1,000
					1,000	Rev., 5.00%, 09/01/08		1,000
		2,610				Peninsula Ports Authority, Dominion Term Association Project,	2,610
			2,612			Rev., VAR, 3.30%, 09/30/08		2,612
345						Stafford County EDA, Public Facilities Project,	345
	360					Rev., GTY, 5.00%, 04/01/10		360
						Virginia Beach Development Authority, Sentara Health Systems,
				2,985	3,030	Rev., 5.25%, 11/01/08	2,985	3,030
				5,100	5,487	Series A, Rev., 5.00%, 12/01/11	5,100	5,487

				4,500		Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes,	4,500
					4,896	Rev., 5.00%, 09/27/12		4,896
				1,125		Virginia Resources Authority, Clean Water Revolving Fund,	1,125
					1,247	Rev., 5.00%, 10/01/14		1,247

	360		2,612		15,660			18,632

						Washington — 0.8%
500		1,000				Energy Northwest, Columbia Generator Project,	1,500
	500		1,001			Series E, Rev., 4.15%, 07/01/09		1,501
				1,000		Energy Northwest, Wind Project,	1,000
					1,036	Rev., MBIA, 5.00%, 07/01/10		1,036
1,050						Port of Olympia,	1,050
	1,090					Series B, GO, AMT, FSA, 5.00%, 12/01/10		1,090
1,000						Port of Seattle, Sub Lien,	1,000
	1,018					Series B, Rev., FGIC, 5.50%, 09/01/09		1,018

	2,608		1,001		1,036			4,645

	31,098		251,153		239,616	Total Municipal Bonds (Cost $30,923, $249,304, $238,100 and $518,327 respectively)		521,867

	34,848		254,974		239,616	Total Long-Term Investments (Cost $35,392, $253,380, $238,100 and $526,872 respectively)		529,438

						Short-Term Investments — 10.6%
						Municipal Bond — 5.2%
						Alabama — 0.6%
1,000						Mobile Individual Development, Holnam Project,	1,000
	1,000					Series A, Rev., VRDO, LOC: Bayerische Landesbank, 1.83%, 08/04/08		1,000
2,500						University of Alabama, Birmingham,	2,500
	2,500					Series B, Rev., VRDO, 1.88%, 09/02/08		2,500

	3,500							3,500

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

						District of Columbia — 0.5%
2,945						Catholic University of America,	2,945
	2,945					Rev., VRDO, LOC: Suntrust Bank, 3.97%, 09/02/08		2,945

						Florida — 0.3%
2,000						JEA, Water & Sewer,	2,000
	2,000					Series A-2, Rev., VRDO, 1.75%, 09/02/08		2,000

						Georgia — 0.4%
2,600						De Kalb Private Hospital Authority, Children’s Healthcare,	2,600
	2,600					Rev., VRDO, 1.82%, 09/02/08		2,600

						Illinois — 0.2%
1,000						University of Illinois Certificates of Participation, Utility Infrastructure Projects,	1,000
	1,000					VRDO, 1.75%, 09/03/08		1,000

						Indiana — 0.2%
1,000						Indiana State Office Building Commission, Miami Correctional Facilities,	1,000
	1,000					Series A, Rev., VRDO, 1.85%, 09/02/08		1,000

						Kansas — 0.2%
1,100						Kansas State Department of Transportation, Highway,	1,100
	1,100					Series C4, Rev., VRDO, 1.50%, 09/02/08		1,100

						Maryland — 0.2%
1,000						Maryland Health & Higher Education Facilities Authority,	1,000
	1,000					Series A, Rev., VRDO, 1.80%, 09/02/08		1,000

						Michigan — 0.3%
1,100						Michigan Hospital Finance Authority, Ascension Health,	1,100
	1,100					Series B-8, Rev., VRDO, 1.76%, 09/02/08		1,100
1,000						Michigan Municipal Building Authority,	1,000
	1,000					Rev., VRDO, 3.05%, 09/08/08		1,000

	2,100							2,100

						Nebraska — 0.2%
1,000						American Public Energy Agency Gas Supply,	1,000
	1,000					Series A, Rev., VRDO, 2.00%, 09/03/08		1,000

						New York — 0.3%
2,000						Metropolitan Transportation Authority,	2,000
	2,000					Series 1480, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.95%, 09/03/08		2,000
1						New York State Environmental Facilities Corp., Clean Water & Drinking,	1
	1					Series 731, Rev., VRDO, 1.82%, 09/03/08		1

	2,001							2,001

						North Carolina — 0.2%
1,000						County of Wake,	1,000
	1,000					Series A, GO, VRDO, 1.85%, 09/02/08		1,000

						Pennsylvania — 0.2%
1,000						Delaware Valley Regional Finance Authority, Mode 1,	1,000
	1,000					Rev., VRDO, LOC: Bayerische Landesbank, 1.75%, 09/03/08		1,000

						Puerto Rico — 0.0% (g)
400						Puerto Rico Highway & Transportation Authority,	400
	400					Series A, Rev., VRDO, LOC: Scotiabank, 1.60%, 09/04/08		400

						Texas — 0.8%
1,000						City of Houston, First Lien,	1,000
	1,000					Series B4, Rev., VRDO, LOC: Bank of America N.A., 1.80%, 09/02/08		1,000
1,000						Harris County Flood Control District, Contract,	1,000
	1,000					Series B, GO, VRDO, 1.80%, 09/04/08		1,000
1,000						San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project,	1,000
	1,000					Rev., VRDO, U.S. Bank N.A., 2.15%, 09/03/08		1,000
2,000						State of Texas, Veterans Housing Fund II,	2,000
	2,000					Series A-2, GO, VRDO, LIQ: Texas Comptroller Public Accounts, 1.93%, 09/03/08		2,000

	5,000							5,000

						Utah — 0.2%
1,000						Intermountain Power Agency, Power Supply,	1,000
	1,000					Series F, Rev., VRDO, AMBAC, 2.35%, 09/02/08		1,000

						Virginia — 0.2%
1,000						Virginia Public Building Authority,	1,000
	1,000					Series D, Rev., VRDO, 1.85%, 09/02/08		1,000

						Wyoming — 0.2%
1,000						Sweetwater County Pollution Control, Pacificorp Project,	1,000
	1,000					Rev., VRDO, LOC: Barclays Bank plc, 1.84%, 09/03/08		1,000

	30,646					Total Municipal Bonds (Cost $30,646, $0, $0 and $30,646 respectively)		30,646

Shares		Shares		Shares		Investment Company — 5.4%	Shares

18,004		417		13,762		JPMorgan Tax Free Money Market Fund, Institutional Class (b)	32,183
	18,004		417		13,762	(Cost $18,004, $417, 13,762 and $32,183 respectively)		32,183

	48,650		417		13,762	Total Short Term Investments (Cost $48,650, $417, $13,762 and $62,829 respectively)		62,829

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

	Value ($)		Value ($)		Value ($)			Value ($)

	83,498		255,391		253,378	Total Investments — 100.1% (Cost $84,042 $253,797, $251,862 and $589,701 respectively)		592,267
	(736)		1,877		(1,552)	Liabilities in Excess of Other Assets — (0.1%)		(411)

	$82,762		$257,268		$251,826	NET ASSETS — 100.0%		$591,856

						Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,040 which amounts to 0.2% of total investments.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVS have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed illiquid due to the changes in market conditions.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2008.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDD	Community Development District
CNTY	County
COLL	Collateral
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association Corp.
RADIAN	Radian Asset Assurance
REMICS	Real Estate Mortgage Investment Conduits
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2008.
XLCA	XL Capital Assurance

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund/JPMorgan Tax Aware Short-Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund

Pro Forma Combined Statement of Assets and Liabilities
As of August 31, 2008 (Unaudited)
(Amounts in thousands, except per share amount)

	Acquired Fund	Acquired Fund	Acquiring Fund

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan. Tax Aware Short- Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS:
Investments in non-affiliates, at value	$65,494	$254,974	$239,616	$—		$560,084
Investments in affiliates, at value	18,004	417	13,762	—		32,183

Total investment securities, at value	83,498	255,391	253,378	—		592,267
Cash	—	1	3	(4	) (a)	—
Receivables:
Fund shares sold	—	—	2,942	—		2,942
Interest and dividends	525	2,767	2,719	—		6,011

Total Assets	84,023	258,159	259,042	(4)		601,220

LIABILITIES:
Payables:
Due to custodian	$999	—	$—	$(4	) (a)	$995
Dividends	179	716	354	—		1,249
Investment securities purchased	—	—	6,282	—		6,282
Fund shares redeemed	—	—	413	—		413
Accrued liabilities:
Investment advisory fees	4	55	53	(90	) (c)	22
Administration fees	2	19	21	—		42
Shareholder servicing fees	5	27	21	—		53
Distribution fees	— (b)	—	24	—		24
Custodian and accounting fees	2	5	1	—		8
Trustees’ and Chief Compliance Officer’s fees	4	2	1	—		7
Other	66	67	46	90	(c)	269

Total Liabilities	1,261	891	7,216	(4)		9,364

Net Assets	$82,762	$257,268	$251,826	$—		$591,856

NET ASSETS:
Paid in capital	$108,695	$281,747	$252,945	$—		$643,387
Accumulated undistributed (distributions in excess of) net investment income	15	21	(10)	—		26
Accumulated net realized gains (losses)	(25,404)	(26,094)	(2,625)	—		(54,123)
Net unrealized appreciation (depreciation)	(544)	1,594	1,516	—		2,566

Total Net Assets	$82,762	$257,268	$251,826	$—		$591,856

Net Assets:
Class A	$1,304	$—	$54,530	$—		$55,834	(d)
Class B	—	—	4,418	—		4,418	(d)
Class C	—	—	15,462	—		15,462	(d)
Select Class	22,329	206,970	177,416	—		406,715	(d)
Institutional Class	59,129	50,298	—	—		109,427	(d)

Total Net Assets	$82,762	$257,268	$251,826	$—		$591,856

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	132	—	5,315	(5	) (e)	5,442
Class B	—	—	427	—		427
Class C	—	—	1,494	—		1,494
Select Class	2,257	21,178	17,239	(1,151	) (e)	39,523
Institutional Class	5,983	5,144	—	(493	) (e)	10,634

Net asset value per share
Class A - Redemption price per share	$9.89	$—	$10.26	—		$10.26
Class B - Offering price per share (f)	—	—	10.35	—		10.35
Class C - Offering price per share (f)	—	—	10.35	—		10.35
Select Class - Offering and redemption price per share	9.89	9.77	10.29	—		10.29
Institutional Class - Offering and redemption price per share	9.88	9.78	—	—		10.29
Class A maximum sales charge	2.25%	—	2.25%	—		2.25%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	10.12	—	10.50			10.50

Cost of investments in non-affiliates	$66,038	$253,380	$238,100	$—		$557,518
Cost of investments in affiliates	18,004	417	13,762	—		32,183

(a) Reflects the netting of amounts receivable and payable to and from the custodian.

(b) Amount rounds to less than $1,000.

(c) Each Fund’s adviser or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(d) Reflects total combined net assets due to the merger.

(e) Reflects the adjustment to the number of shares outstanding due to the merger.

(f) Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund

Pro Forma Combined Statement of Operations
For the Twelve Month Period Ended August 31, 2008 (Unaudited)
(Amounts in thousands)

	JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME:
Interest income	$3,511	$9,750	$8,140	$—		$21,401
Dividend income from affiliates	386	269	335	—		990

Total investment income	3,897	10,019	8,475	—		22,391

EXPENSES:
Investment advisory fees	274	678	587	(2	) (a)	1,537
Administration fees	109	273	235	(2	) (a)	615
Distribution fees - Class A	1	—	85	—	(a)	86
Distribution fees - Class B	—	—	42	—	(a)	42
Distribution fees - Class C	—	—	115	—	(a)	115
Shareholder servicing fees - Class A	1	—	85	—	(a)	86
Shareholder servicing fees - Class B	—	—	14	—	(a)	14
Shareholder servicing fees - Class C	—	—	39	(1	) (a)	38
Shareholder servicing fees - Select Class	80	548	450	—	(a)	1,078
Shareholder servicing fees - Institutional Class	77	52	—	(1	) (a)	128
Custodian and accounting fees	27	36	39	(40	) (b)	62
Professional fees	47	52	70	(104	) (b)	65
Trustees’ and Chief Compliance Officer’s fees	1	3	3	—		7
Printing and mailing costs	1	7	9	(9	) (b)	8
Registration and filing fees	26	32	41	(62	) (b)	37
Transfer agent fees	20	34	47	—		101
Inputed interest expense on floating rate notes	—	40	—	—		40
Other	6	9	10	—		25

Total expenses	670	1,764	1,871	(221)		4,084
Less amounts waived	(313)	(306)	(333)	(86	) (a)	(1,038)
Less earnings credits	(2)	—	(5)	—		(7)
Less expense reimbursement	—	(5)	—	—		(5)
Less reimbursements for legal matters	—	—	— (c)	—		— (c)

Net expenses	355	1,453	1,533	(307)		3,034

Net investment income (loss)	3,542	8,566	6,942	307		19,357

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(132)	(2,717)	353	—		(2,496)
Payments by Affiliates	—	—	13	—		13

Net realized gain (loss)	(132)	(2,717)	366	—		(2,483)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(505)	4,954	2,703	—		7,152

Change in net unrealized appreciation (depreciation)	(505)	4,954	2,703	—		7,152

Net realized/unrealized gains (losses)	(637)	2,237	3,069	—		4,669

Change in net assets resulting from operations	$2,905	$10,803	$10,011	$307		$24,026

(a)	Based on the contract in effect for the surviving fund.

(b)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

(c)	Amount rounds to less than $1,000.

See notes to pro forma financial statements

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended August 31, 2008, reflect the accounts of JPMorgan Tax Aware Enhanced Income Fund, a separate fund of JPMorgan Trust I (“Tax Aware Enhanced Income Fund”), JPMorgan Tax Aware Short-Intermediate Income Fund, a separate fund of JPMorgan Trust I (“Tax Aware Short-Intermediate Income Fund”), and JPMorgan Short-Intermediate Municipal Bond Fund, a separate fund of JPMorgan Trust II (“Short-Intermediate Municipal Bond Fund”), each a “Fund” and collectively the “Funds”. Following the combination, the Short-Intermediate Municipal Bond Fund will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund, for shares of Short-Intermediate Municipal Bond Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests and accordingly, will be accounted for by the method of accounting for tax free mergers of investment companies. The combination would be accomplished by an acquisition of the net assets of Class A shares, Select Class shares and Institutional Class shares of Tax Aware Enhanced Income Fund and Select Class shares and Institutional Class shares of the Tax Aware Short-Intermediate Income Fund, in exchange for Class A shares, Select Class shares and Institutional Class shares, of the Short-Intermediate Municipal Bond Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on August 31, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended August 31, 2008, as if the reorganization occurred on September 1, 2007. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Short-Intermediate Municipal Bond Fund will not be restated. The fiscal year end is October 31 for Tax Aware Enhanced Income Fund and Tax Aware Short-Intermediate Income Fund and the end of February for the Tax Aware Short-Intermediate Municipal Bond Fund.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statement of Additional Information.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Tax Aware Enhanced Income Fund, Tax Aware Short-Intermediate Income Fund and Short-Intermediate Municipal Bond Fund in the preparation of its financial statements. Each of the Funds has substantially the same accounting policies, which are detailed in the historical financial statements referenced above in Note 1. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’ assets and liabilities carried at fair value (amounts in thousands):

Tax Aware Enhanced Income Fund			Tax Aware Short-Intermediate Income Fund
Valuation Inputs	Investment In Securities	Other Financial Instruments*	Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$18,004	$-	Level 1	$417	$-
Level 2	64,454	-	Level 2	254,974	-
Level 3	1,040	-	Level 3	-	-
Total	$83,498	$-	Total	$255,391	$-

Short-Intermediate Municipal Bond Fund			Combined Portfolio
Valuation Inputs	Investment In Securities	Other Financial Instruments*	Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$13,762	$-	Level 1	$32,183	$-
Level 2	239,616	-	Level 2	559,044	-
Level 3	-	-	Level 3	1,040	-
Total	$253,378	$-	Total	$592,267	$-

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Tax Aware Enhanced Income Fund

	Investment In Securities	Other Financial Instruments*
Balance as of August 31, 2007	$-	$-
Realized gain (loss)	-	-
Change ununrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	1,040	-
Balance as of August 31, 2008	$1,040	$-

Tax Aware Short-Intermediate Income	Investment In Securities	Other Financial Instruments*
Balance as of August 31, 2007	$-	$-
Realized gain (loss)	-	-
Change ununrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	-
Balance as of August 31, 2008	$-	$-

Short-Intermediate Municipal Bond Fund

	Investment In Securities	Other Financial Instruments*
Balance as of August 31, 2007	$-	$-
Realized gain (loss)	-	-
Change ununrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	-
Balance as of August 31, 2008	$-	$-

Combined Portfolio

	Investment In Securities	Other Financial Instruments*
Balance as of August 31, 2007	$-	$-
Realized gain (loss)	-	-
Change ununrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Net purchases (sales)	-	-
Net transfers in (out) of Level 3	1,040	-
Balance as of August 31, 2008	$1,040	$-

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 127 Class A shares, 22,284 Select Class shares and 10,634 Institutional Class shares of Short-Intermediate Municipal Bond Fund in exchange for 132 Class A shares, 2,257 Select Class shares and 5,983 Institutional Class shares of Tax Aware Enhanced Income Fund and 21,178 Select Class shares and 5,144 Institutional Class shares of Tax Aware Short-Intermediate Income Fund, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Short-Intermediate Municipal Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Tax Aware Short-Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund

Combined Schedule of Portfolio Investments
As of August 31, 2008 (unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Long-Term Investments — 97.1%
				Collateralized Mortgage Obligations — 0.2%
				Non-Agency — 0.2%
1,065				Structured Adjustable Rate Mortgage Loan Trust,	1,065
				Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34
	1,057			(Cost $1,077, $0 and $1,077 respectively)		1,057

				Corporate Bond — 0.3%
				Commercial Banks — 0.3
1,400				Deutsche Bank Capital Funding Trust I,	1,400
	1,404			VAR, 7.87%, 06/30/09 (e) (x)		1,404

	1,404			Total Corporate Bonds (Cost $1,600, $0 and $1,600 respectively)		1,404

				Foreign Government Security — 0.2%
1,350				National Agricultural Cooperative Federation, (South Korea),	1,350
	1,360			VAR, 5.75%, 06/18/09 (Cost $1,399, $0 and $1,399 respectively)		1,360

				Municipal Bonds — 96.4%
				Alabama — 2.1%
		250		Alabama Public Housing Authorities,	250
			252	Series A, Rev., FSA, 3.50%, 01/01/10 (m)		252
5,000				Alabama State Dock Authority,	5,000
	5,236			Series B, Rev., MBIA, 5.00%, 10/01/10		5,236
				Huntsville Madison County Airport Authority,
		2,330	2,409	Rev., FSA, 5.00%, 07/01/12	2,330	2,409
		1,450	1,497	Rev., FSA, 5.00%, 07/01/13	1,450	1,497
1,570	1,615			Rev., FSA, 5.00%, 07/01/14	1,570	1,615

	6,851		4,158			11,009

				Alaska — 0.4%
		1,945		Alaska Energy Authority, Bradley Lake,	1,945
			2,011	Third Series, Rev., FSA, 6.00%, 07/01/09 (m)		2,011

				Arizona — 1.0%
2,600		2,400		Arizona Health Facilities Authority, Phoenix Children’s Hospital,	5,000
	2,389		2,205	Series A, Rev., VAR, 2.84%, 09/04/08 (m)		4,594
		375		Tucson & Prima Counties, IDA, Mortgage-Backed Securities Program,	375
			387	Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10		387

	2,389		2,592			4,981

				Arkansas — 0.7%
3,490				City of Fort Smith, Water and Sewer Construction,	3,490
	3,730			Rev., FSA, 5.00%, 10/01/18		3,730

				California — 3.2%
1,000				California Health Facilities Financing Authority, Stanford Hospital,	1,000
	1,015			Series A-3, Rev., 3.45%, 06/15/11		1,015
		3,400		City of Lodi, Electric Systems, Capital Appreciation,	3,400
			1,374	Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)		1,374
2,180		2,020		Golden State Tobacco Securitization Corp., Enhanced Asset-Backed,	4,200
	1,947		1,805	Series A1, Rev., 4.50%, 06/01/17		3,752
1,110		1,000		Long Beach Bond Finance Authority, Natural Gas,	2,110
	1,123		1,011	Series A, Rev., 5.00%, 11/15/09		2,134
		1,210		Orange County, Water District,	1,210
			1,239	Series B, COP, MBIA, 4.50%, 08/15/09		1,239
				State of California, Economic Recovery,
		3,375	3,730	Series A, GO, MBIA, 5.25%, 07/01/13	3,375	3,730
		2,750	2,868	Series B, GO, VAR, 5.00%, 03/01/10	2,750	2,868

	4,085		12,027			16,112

				Colorado — 2.8%
2,500				Colorado Health Facilities Authority, Evangelical Lutheran,	2,500
	2,516			Series B, Rev., VAR, 3.75%, 06/01/09		2,516
		2,400		Colorado Housing & Finance Authority, Multi-Family Housing,	2,400
			2,400	Series A-1, Rev., VAR, MBIA, 2.00%, 04/01/30		2,400
				Delta County, Memorial Hospital District Enterprise,
		1,025	1,025	Rev., 4.10%, 09/01/08	1,025	1,025
		1,155	1,166	Rev., 4.45%, 09/01/09	1,155	1,166
2,700		2,300		Denver City & County, Airport, Floating Rate Certificates,	5,000
	2,752		2,344	Series A2, Rev., VAR, 5.25%, 11/15/08		5,096

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

		785		Denver City & County, Metropolitan Mayors Caucus,	785
			793	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09		793
		1,000		El Paso County School District No. 12 Cheyenne Mountain,	1,000
			1,036	GO, 5.70%, 09/15/09 (p)		1,036
		400		El Paso County, Single Family Mortgage,	400
			411	Series A, Rev., 4.50%, 05/01/12		411

	5,268		9,175			14,443

				Connecticut — 1.9%
		5		City of New Haven,	5
			5	Series C, GO, MBIA, 5.00%, 11/01/08 (p)		5
		2,605		Connecticut State Higher Education Supplement Loan Authority,	2,605
			2,582	Family Education Loan Program, Series A, Rev., MBIA, 4.38%, 11/15/13		2,582
				State of Connecticut,
		5,000	5,392	GO, 5.00%, 03/15/12	5,000	5,392
		1,495	1,574	Series B, GO, 5.75%, 11/01/09 (p)	1,495	1,574

			9,553			9,553

				Delaware — 1.6%
5,000		2,500		Delaware Transportation Authority, Motor Fuel Tax Revenue,	7,500
	5,456		2,728	Series B, Rev., AMBAC, 5.25%, 07/01/12		8,184

				District of Columbia — 0.2%
		1,090		District of Columbia,	1,090
			1,116	Series E, GO, 4.00%, 06/01/10		1,116

				Florida — 11.8%
		1,600		Broward County, Resource Recovery, Wheelabrator,	1,600
			1,614	Series A, Rev., 5.50%, 12/01/08		1,614
5,000				Citizens Property Insurance Corp. High Risk Account,	5,000
	5,253			Series A, Rev., MBIA, 5.00%, 03/01/12		5,253
		605		City of Atlantic Beach, Health Care Facilities, Fleet Landing Project,	605
			605	Rev., ACA, 5.25%, 10/01/08 (m)		605
		2,195		Collier County School Board,	2,195
			2,397	COP, FSA, 5.38%, 02/15/12 (p)		2,397
		685		Escambia County, Housing Finance Authority, Multi-County Program,	685
			684	Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09		684
2,000		2,150		Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas,	4,150
	2,015		2,166	Series F, Rev., 4.00%, 10/01/10		4,181
10,000				Florida Hurricane Catastrophe Fund,	10,000
	10,413			Series A, Rev., 5.00%, 07/01/11		10,413
2,000		3,500		Highlands County Health Facilities Authority, Adventist Health Hospital,	5,500
	2,034		3,560	Series I, Rev., VAR, 5.00%, 11/16/09		5,594
3,250		3,000		Miami-Dade County Educational Facilities Authority, University of Miami,	6,250
	3,426		3,162	Series B, Rev., 5.00%, 04/01/12		6,588
1,785				Miami-Dade County, Capital Asset Acquisition,	1,785
	1,913			Series A, Rev., AMBAC, 5.00%, 04/01/14		1,913
		5,325		Miami-Dade County School Board,	5,325
			5,549	Series A, COP, AMBAC, 5.00%, 08/01/10		5,549
		1,645		Miami-Dade County, Water & Sewer System,	1,645
			1,772	Series B, Rev., FSA, 5.00%, 10/01/13		1,772
5,000				Miami-Dade County, Water & Sewer System,	5,000
	5,401			Series B, Rev., FSA, 5.00%, 10/01/14		5,401
3,225		2,650		Palm Beach County School Board,	5,875
	3,367		2,767	Series B, COP, VAR, FGIC, 5.00%, 08/01/11		6,134
		2,000		University Athletic Association, Inc., Athletic Program,	2,000
			2,032	Rev., VAR, LOC: Suntrust Bank, 3.80%, 10/01/11		2,032

	33,822		26,308			60,130

				Georgia — 0.6%
1,680				Fulco Hospital Authority, Health System, Catholic Health East,	1,680
	1,691			Series A, Rev., MBIA, 5.50%, 11/15/08		1,691
				Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp.,
		905	919	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	905	919
		500	530	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	500	530

	1,691		1,449			3,140

				Hawaii — 1.0%
		2,000		Honolulu City & County,	2,000
			2,002	GO, MBIA-IBC, 5.45%, 09/11/08 (p)		2,002
		2,750		State of Hawaii,	2,750
			2,978	Series CZ, GO, FSA, 5.00%, 07/01/12 (p)		2,978

			4,980			4,980

				Idaho — 1.3%
6,045				Idaho Housing & Finance Association,	6,045
	6,755			Series A, Rev., Assured Guaranty Ltd., 5.25%, 07/15/14		6,755

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Illinois — 2.0%
1,545		1,300		Chicago Transit Authority, Federal Transit Administration,	2,845
	1,686		1,418	Rev., Assured Guaranty, Ltd., 5.00%, 06/01/14		3,104
2,440				City of Chicago, Pilsen Redevelopment, Tax Allocation,	2,440
	2,385			Series A, AMBAC, 4.35%, 06/01/13		2,385
		1,000		City of Chicago, Wastewater Transmission, Second Lien,	1,000
			1,063	Rev., MBIA, 6.00%, 01/01/10 (p)		1,063
		1,790		Illinois Educational Facilities Authority, Medical Term-Field Museum,	1,790
			1,855	Rev., VAR, 4.45%, 11/01/14		1,855
		1,675		Winnebago County, School District No. 122 Harlem-Loves Park,	1,675
			1,726	GO, FGIC, 6.55%, 06/01/09		1,726

	4,071		6,062			10,133

				Indiana — 1.0%
		1,750		Indiana Health Facility Financing Authority, Ascension Health,	1,750
			1,825	Series A3, Rev., VAR, 5.00%, 07/01/11		1,825
1,000				Indiana Municipal Power Agency, Power Supply,	1,000
	1,069			Series B, Rev., MBIA, 6.00%, 01/01/11		1,069
				New Albany School District, Floyd County School Building Corp., First Mortgage,
		635	642	Rev., FGIC, 5.00%, 01/15/09	635	642
		1,305	1,353	Rev., FGIC, 5.00%, 01/15/10	1,305	1,353

	1,069		3,820			4,889

				Kansas — 1.9%
		2,400		City of Olathe,	2,400
			2,610	Series 211, GO, 5.00%, 10/01/12		2,610
		1,010		Saline County Unified School District No. 305,	1,010
			1,013	GO, FSA, 5.25%, 09/01/13		1,013
3,500		950		Sedgwick County Unified School District No. 259,	4,450
	3,708		1,006	GO, MBIA, 5.50%, 09/01/10		4,714
1,500				Wyandotte County-Kansas City Unified Government, Sales Tax, 1st Lien,	1,500
	1,521			Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13		1,521

	5,229		4,629			9,858

				Louisiana — 0.4%
				Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
		635	654	Series B, Rev., 5.00%, 05/15/10	635	654
510	528	—	—	Series B, Rev., 5.00%, 05/15/11	510	528
				Parish of St. Mary, Solid Waste,
		280	282	Rev., 5.40%, 03/01/09	280	282
		295	302	Rev., 5.40%, 03/01/10	295	302
		310	319	Rev., 5.40%, 03/01/11	310	319

	528		1,557			2,085

				Massachusetts — 2.0%
		2,000		Commonwealth of Massachusetts,	2,000
			2,386	Series A, GO, AMBAC, 6.50%, 11/01/14 (p)		2,386
		3,000		Massachusetts Housing Finance Agency, Insured Construction Loan,	3,000
			3,004	Series A, Rev., AMT, FSA, 4.13%, 10/06/08		3,004
3,000				Massachusetts State Turnpike Authority,	3,000
	3,023			Series A, Rev., MBIA, 5.00%, 09/02/08		3,023
				New Bedford Housing Authority, Capital Funding Program,
		620	621	Series A, Rev., 2.70%, 10/01/08	620	621
		635	643	Series A, Rev., 3.00%, 10/01/09	635	643
		375	382	Series A, Rev., 3.20%, 10/01/10	375	382

	3,023		7,036			10,059

				Michigan — 2.8%
10,920				City of Detroit, Sewer Disposal,	10,920
	8,739			Rev., VAR, FSA, 2.47%, 10/01/08		8,739
1,000				Michigan Higher Education Student Loan Authority, Student Loans,	1,000
	997			Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09		997
		1,470		Van Buren Township Local Development Authority, Tax Increment,	1,470
			1,610	GO, FGIC, 5.25%, 04/01/13 (p)		1,610
2,825				Wayne County Airport Authority,	2,825
	3,011			Rev., FGIC, 5.00%, 12/01/14		3,011

	12,747		1,610			14,357

				Minnesota — 1.7%
		2,250		South Washington County Independent School District No 833,	2,250
			2,360	Series A, GO, MBIA, 5.60%, 02/01/10		2,360
5,555				State of Minnesota,	5,555
	6,186			GO, 5.00%, 10/01/15		6,186

	6,186		2,360			8,546

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Mississippi — 0.4%
1,060				Mississippi Development Bank Special Obligation, Marshal County Correctional,	1,060
	1,115			Series C, Rev., 5.00%, 08/01/11		1,115
		1,045		Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center,	1,045
			1,099	Series D, Rev., 5.00%, 08/01/11		1,099

	1,115		1,099			2,214

				Missouri — 2.6%
		2,500		City of St Louis, Lambert-St. Louis International Airport,	2,500
			2,557	Series A, Rev., FSA, 5.00%, 07/01/09		2,557
6,175				Kansas City, Streetlight Project,	6,175
	6,704			Series A, GO, MBIA, 5.00%, 02/01/13		6,704
		3,085		Missouri State Board of Public Buildings,	3,085
			3,292	Series A, Rev., 5.50%, 10/15/10		3,292
		665		Riverview Gardens School District, Capital Appreciation,	665
			616	GO, FSA, Zero Coupon, 04/01/11		616

	6,704		6,465			13,169

				Nevada — 1.1%
5,000				Clark County School District,	5,000
	5,567			GO, FSA, 5.50%, 06/15/13		5,567

				New Hampshire — 0.8%
		4,000		New Hampshire Business Finance Authority, Pollution Control,	4,000
			4,021	Series A, Rev., VAR, 3.50%, 02/01/09		4,021

				New Jersey — 9.3%
10,000				New Jersey EDA, Cigarette Tax,	10,000
	10,525			Rev., FGIC, 5.00%, 06/15/13		10,525
				New Jersey EDA, School Facilities Construction,
		4,500	4,823	Rev., VAR, FSA, 5.00%, 09/01/14	4,500	4,823
2,475	2,664			Series J3, Rev., VAR, FSA, 5.00%, 09/01/14	2,475	2,664
5,095	5,659			Series L, Rev., FSA, 5.25%, 03/01/15	5,095	5,659
775		700		New Jersey State Educational Facilities Authority, Stevens Institute of Technology,	1,475
	789		713	Series A, Rev., 5.00%, 07/01/13		1,502
				New Jersey Transportation Trust Fund Authority,
10,015	11,025			Series B, Rev., MBIA, 5.25%, 12/15/13	10,015	11,025
5,000	5,564			Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	5,000	5,564
		370		State of New Jersey,	370
			412	Series N, GO, FGIC, 5.50%, 07/15/13		412
2,600		2,250		State of New Jersey, Equipment Lease Purchase,	4,850
	2,703		2,339	Series A, COP, 5.00%, 06/15/10		5,042

	38,929		8,287			47,216

				New York — 5.0%
		2,060		Erie County Industrial Development Agency, School District Buffalo Project,	2,060
			2,218	Series A, Rev., FSA, 5.00%, 05/01/12		2,218
2,000				Metropolitan Transportation Authority,	2,000
	2,162			Series A, Rev., FGIC, 5.25%, 11/15/11		2,162
2,000				Nassau Health Care Corp.,	2,000
	2,107			Series B, Rev., FSA, CNTY GTD, 5.00%, 08/01/10		2,107
4,000				New York City,	4,000
	4,403			Series F, GO, 5.50%, 12/15/12		4,403
		3,000		New York State Dormitory Authority,	3,000
			3,212	Series B, Rev., VAR, 5.25%, 05/15/12		3,212
2,425				New York State Dormitory Authority, Albany Hospital Mortgage,	2,425
	2,461			Series A-1, Rev., FSA/FHA, 5.00%, 02/15/09		2,461
845				New York State Dormitory Authority, Montefiore Hospital Mortgage,	845
	870			Rev., FGIC, FHA, 5.00%, 02/01/10		870
		3,500		New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund,	3,500
			3,715	Series B, Rev., 5.00%, 04/01/11		3,715
2,025		2,000		Tobacco Settlement Financing Authority,	4,025
	2,106		2,080	Series A, Rev., 5.00%, 06/01/10		4,186

	14,109		11,225			25,334

				North Carolina — 3.4%
5,000				Mecklenburg County,	5,000
	5,468			Series C, GO, 5.00%, 02/01/13		5,468
2,460		2,090		North Carolina Eastern Municipal Power Agency,	4,550
	2,640		2,243	Series A, Rev., Assured Guaranty, Ltd., 5.00%, 01/01/13		4,883
				North Carolina Medical Care Commission, First Mortgage, Deerfield,
		1,000	997	Series A, Rev., 3.13%, 11/01/09	1,000	997
		1,500	1,498	Series A, Rev., 3.38%, 11/01/10	1,500	1,498
2,080		1,850		North Carolina Municipal Power Agency, No. 1-Catawba Electric,	3,930
	2,224		1,977	Series A, Rev., 5.25%, 01/01/13		4,201

	10,332		6,715			17,047

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Ohio — 3.9%
1,000				American Municipal Power-Ohio, Inc.,	1,000
	1,014			Series A, Rev., 5.00%, 02/01/11		1,014
3,395		3,400		Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo,	6,795
	3,101		3,105	Series A-2, Rev., 5.13%, 06/01/17		6,206
		615		Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project,	615
			599	Series E, Rev., 4.65%, 05/15/14		599
		6,000		Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project,	6,000
			6,001	Rev., FSA, 3.60%, 12/01/08		6,001

				Columbus Regional Airport Authority, Joseph Knight Towers Projects,
		40	40	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	40	40
		480	476	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	480	476
		4,325		Milford Exempt Village School District, School Improvement,	4,325
			4,685	GO, FSA, 5.13%, 12/01/11 (p)		4,685
		1,000		University of Cincinnati,	1,000
			1,057	Series T, Rev., 5.50%, 06/01/10		1,057

	4,115		15,963			20,078

				Oklahoma — 0.1%
		360		Oklahoma Housing Finance Agency, Single Family Housing,	360
			369	Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09		369

			369			369

				Oregon — 1.0%
		1,075		Marion & Clackamas Counties School District No. 4J Silver Falls,	1,075
			1,085	GO, 3.00%, 06/15/09		1,085
		4,015		MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates,	4,015
			4,016	Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)		4,016

			5,101			5,101

				Pennsylvania — 7.0%
		500		City of Philadelphia, Gas Works, Fifth,	500
			515	Series A-1, Rev., FSA, 5.00%, 09/01/09		515
		3,625		City of Philadelphia, Water & Wastewater,	3,625
			3,868	Series A, Rev., AMBAC, 5.00%, 08/01/13		3,868
5,390				Commonwealth of Pennsylvania,	5,390
	5,841			GO, MBIA, 5.25%, 02/01/12		5,841
10,000				Harrisburg Authority Resource Recovery Improvements,	10,000
	10,510			Series D-2, Rev., FSA, GTD, VAR, 5.00%, 12/01/13		10,510
2,775				Lancaster County Solid Waste Management Authority,	2,775
	3,005			Rev., MBIA, 5.00%, 12/15/14		3,005
3,000				Luzerne County IDA, Pennsylvania-American Water Co.,	3,000
	3,002			Series A, Rev., AMBAC, VAR, 3.60%, 12/01/09		3,002
				Pennsylvania Higher Educational Facilities Authority, LaSalle University,
1,875	1,927			Series A, Rev., 5.00%, 05/01/11	1,875	1,927
		400		Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation,	400
			402	Series A, Rev., MBIA, 5.60%, 11/15/09		402
		1,000		Pennsylvania State Higher Educational Facilities Authority, LaSalle University,	1,000
			989	Series A, Rev., 4.13%, 05/01/13		989
		145		Pennsylvania State Housing Finance Agency, Single Family Mortgage,	145
			145	Series 65A, Rev., AMT, 4.60%, 10/01/08		145
2,700				Pennsylvania Turnpike Commission,	2,700
	2,707			Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08		2,707
		2,450		Philadelphia Parking Authority, Airport,	2,450
			2,561	Rev., 5.00%, 09/01/11		2,561

	26,992		8,480			35,472

				Puerto Rico — 1.4%
		1,400		Children’s Trust Fund,	1,400
			1,464	Rev., 5.75%, 07/01/10 (p)		1,464
		2,375		Puerto Rico Government Development Bank,	2,375
			2,388	Series B, Rev., 5.00%, 12/01/08		2,388
3,000				Puerto Rico Public Finance Corp., Commonwealth Appropriations,	3,000
	3,227			Series A, MBIA, 5.38%, 08/01/11 (p)		3,227

	3,227		3,852			7,079

				Rhode Island — 0.8%
		3,975		Rhode Island Refunding Bond Authority,	3,975
			4,022	Series A, Rev., AMBAC, 5.25%, 10/06/08		4,022

				South Carolina — 3.2%
		1,160		Charleston County School District Development Corp.,	1,160
			1,209	Series B, GO, SCSDE, 5.00%, 02/01/10		1,209

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

		1,000		Charleston County, Public Improvements,	1,000
			1,044	GO, 5.25%, 09/01/09 (p)		1,044
5,000				State of South Carolina, School Facilities,	5,000
	5,315			Series A, GO, 5.00%, 01/01/11		5,315
4,700		4,300		Tobacco Settlement Revenue Management Authority,	9,000
	4,582		4,192	Rev., 5.00%, 12/01/08		8,774

	9,897		6,445			16,342

				Tennessee — 2.1%
		2,550		Metropolitan Government Nashville & Davidson County Health & Educational	2,550
				Facilities Board, Vanderbilt University,
			2,800	Series A, Rev., 5.00%, 10/01/13		2,800
5,000				Shelby County Health Educational & Housing Facilities Board, Floating Baptist Memorial Healthcare,	5,000
	5,000			Series A, Rev., VAR, 5.00%, 10/01/08		5,000
		3,000	3,164	Shelby County, Public Improvement, Series A, GO, 5.63%, 04/01/10 (p)	3,000	3,164

	5,000		5,964			10,964

				Texas — 9.9%
				Austin Independent School District, Capital Appreciation,
		1,035	981	GO, FGIC, Zero Coupon, 08/01/10 (m)	1,035	981
		1,205	1,098	GO, FGIC, Zero Coupon, 08/01/11 (m)	1,205	1,098
1,110				Austin Texas Community College District Public Facilities Corp.,	1,110
	1,210			Series 2008, 5.25%, 08/01/13		1,210
		4,500		Camino Real Regional Mobility Authority,	4,500
			4,763	Rev., 5.00%, 08/15/12		4,763
		2,685		City of Beaumont, Waterworks & Sewer System,	2,685
			2,899	Rev., FGIC, 6.25%, 09/01/10 (p)		2,899
		2,615		City of Frisco, Certificates Obligation,	2,615
			2,795	Series A, GO, FGIC, 5.25%, 02/15/11 (p)		2,795
		3,125		City of Houston, Water & Sewer System, Junior Lien,	3,125
			3,311	Series B, Rev., FGIC, 5.25%, 12/01/10 (p)		3,311
				City of San Antonio, Electric & Gas Systems,
		2,785	2,996	Series A, Rev., 5.00%, 02/01/12	2,785	2,996
5,000	5,238			Series A, Rev., 5.75%, 02/01/10 (p)	5,000	5,238
5,000				Dallas-Fort Worth International Airport Facilities Improvement Corp.,	5,000
	5,043			Series A, Rev., XLCA, 5.00%, 11/01/09		5,043
2,975		3,400		Harris County Hospital District,	6,375
	2,942		3,363	Series B, Rev., VAR, MBIA, 4.80%, 08/16/10		6,305
		2,205		Houston Community College System, Junior Lien,	2,205
			2,376	Series A, Rev., MBIA, 5.38%, 04/15/11 (p)		2,376
		2,385		Houston Community College System, Unrefunded Balance, Junior Lien,	2,385
			2,524	Series A, Rev., MBIA, 5.38%, 04/15/11		2,524
		1,000		Lower Colorado River Authority,	1,000
			1,057	Rev., 5.00%, 05/15/11		1,057
				San Leanna Educational Facilities Corp., Higher Education, St. Edwards University Project,
		285	292	Rev., 4.50%, 06/01/11	285	292
485	496	200	204	Rev., 4.50%, 06/01/12	685	700

2,100				State of Texas, Public Finance Authority,	2,100
	2,217			Series A, GO, 5.00%, 10/01/10		2,217
		1,500		Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources,	1,500
			1,580	Series A, Rev., 5.00%, 02/15/13		1,580
		1,500		Texas Municipal Gas Acquisition & Supply Corp.,	1,500
			1,502	Series D, Rev., 5.00%, 12/15/08		1,502
1,500				Texas Municipal Gas Acquisition & Supply Corp. I., Senior Lien,	1,500
	1,507			Series D, Rev., 5.00%, 12/15/09		1,507

	18,653		31,741			50,394

				Virginia — 3.6%
		1,000		Big Stone Gap Redevelopment & Housing Authority, Correctional Facilities,	1,000
			1,000	Rev., 5.00%, 09/01/08		1,000
2,610				Peninsula Ports Authority, Dominion Term Association Project,	2,610
	2,612			Rev., VAR, 3.30%, 09/30/08		2,612
				Virginia Beach Development Authority, Sentara Health Systems,
		2,985	3,030	Rev., 5.25%, 11/01/08	2,985	3,030
		5,100	5,487	Series A, Rev., 5.00%, 12/01/11	5,100	5,487
		4,500		Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes,	4,500
			4,896	Rev., 5.00%, 09/27/12		4,896
		1,125		Virginia Resources Authority, Clean Water Revolving Fund,	1,125
			1,247	Rev., 5.00%, 10/01/14		1,247

	2,612		15,660			18,272

See notes to pro forma financial statements

JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Tax Aware Short- Intermediate Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal Amount ($)	Value ($)	Principal Amount ($)	Value ($)	Security Description (t)	Principal Amount ($)	Value ($)

				Washington — 0.4%
1,000				Energy Northwest, Columbia Generator Project,	1,000
	1,001			Series E, Rev., 4.15%, 07/01/09		1,001
		1,000		Energy Northwest, Wind Project,	1,000
			1,036	Rev., MBIA, 5.00%, 07/01/10		1,036

	1,001		1,036			2,037

	251,153		239,616	Total Municipal Bonds (Cost $249,304, $238,100 and $487,404 respectively)		490,769

	254,974		239,616	Total Long-Term Investments (Cost $253,380, $238,100 and $491,480 respectively)		494,590

Shares		Shares			Shares

				Short-Term Investment — 2.8%
				Investment Company — 2.8%
417		13,762		JPMorgan Tax Free Money Market Fund, Institutional Class (b)	14,179
	417		13,762	(Cost $417, $13,762 and $14,179 respectively)		14,179

	255,391		253,378	Total Investments — 99.9% (Cost $253,797, $251,862 and $505,659 respectively)		508,769
	1,877		(1,552)	Other Assets in Excess of Liabilities — 0.1%		325

	$257,268		$251,826	NET ASSETS — 100.0%		$509,094

				Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2008.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDD	Community Development District
CNTY	County
COLL	Collateral
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association Corp.
RADIAN	Radian Asset Assurance
REMICS	Real Estate Mortgage Investment Conduits
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.
XLCA	XL Capital Assurance

JPMorgan Tax Aware Short-Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund
Pro Forma Combined Statement of Assets and Liabilities
As of August 31, 2008 (Unaudited)
(Amounts in thousands, except per share amount)

	Acquired Fund	Acquiring Fund

	JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS:
Investments in non-affiliates, at value	$254,974	$239,616	$—		$494,590
Investments in affiliates, at value	417	13,762	—		14,179

Total investment securities, at value	255,391	253,378	—		508,769
Cash	1	3	—		4
Receivables:
Fund shares sold	—	2,942	—		2,942
Interest and dividends	2,767	2,719	—		5,486

Total Assets	258,159	259,042	—		517,201

LIABILITIES:
Payables:
Dividends	$716	$354	—		$1,070
Investment securities purchased	—	6,282	—		6,282
Fund shares redeemed	—	413	—		413
Accrued liabilities:
Investment advisory fees	55	53	(61	) (a)	47
Administration fees	19	21	—		40
Shareholder servicing fees	27	21	—		48
Distribution fees	—	24	—		24
Custodian and accounting fees	5	1	—		6
Trustees’ and Chief Compliance Officer’s fees	2	1	—		3
Other	67	46	61	(a)	174

Total Liabilities	891	7,216	—		8,107

Net Assets	$257,268	$251,826	$—		$509,094

NET ASSETS:
Paid in capital	$281,747	$252,945	$—		$534,692
Accumulated undistributed (distributions in excess of) net investment income	21	(10)	—		11
Accumulated net realized gains (losses)	(26,094)	(2,625)	—		(28,719)
Net unrealized appreciation (depreciation)	1,594	1,516	—		3,110

Total Net Assets	$257,268	$251,826	$—		$509,094

Net Assets:
Class A	$—	$54,530	$—		$54,530
Class B	—	4,418	—		4,418
Class C	—	15,462	—		15,462
Select Class	206,970	177,416	—		384,386	(b)
Institutional Class	50,298	—	—		50,298	(b)

Total Net Assets	$257,268	$251,826	$—		$509,094

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	—	5,315	—		5,315
Class B	—	427	—		427
Class C	—	1,494	—		1,494
Select Class	21,178	17,239	(1,064	) (c)	37,353
Institutional Class	5,144	—	(256	) (c)	4,888

Net asset value per share
Class A - Redemption price per share	$—	$10.26	$—		$10.26
Class B - Offering price per share (d)	—	10.35	—		10.35
Class C - Offering price per share (d)	—	10.35	—		10.35
Select Class - Offering and redemption price per share	9.77	10.29	—		10.29
Institutional Class - Offering and redemption price per share	9.78		—		10.29
Class A maximum sales charge	—	2.25%	—		2.25%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	—	10.50			10.50

Cost of investments in non-affiliates	$253,380	$238,100	$—		$491,480
Cost of investments in affiliates	417	13,762	—		14,179

(a) Each Fund’s adviser or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(b) Reflects total combined net assets due to the merger.

(c) Reflects the adjustment to the number of shares outstanding due to the merger.

(d) Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

See notes to pro forma financial statements

JPMorgan Tax Aware Short-Intermediate Income Fund/JPMorgan Short-Intermediate Municipal Bond Fund
Pro Forma Combined Statement of Operations
For the Twelve Month Period Ended August 31, 2008 (Unaudited)
(Amounts in thousands)

	JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short-Intermediate Municipal Bond Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME:
Interest income	$9,750	$8,140	$—		$17,890
Dividend income from affiliates	269	335	—		604

Total investment income	10,019	8,475	—		18,494

EXPENSES:
Investment advisory fees	678	587	(2	) (a)	1,263
Administration fees	273	235	(3	) (a)	505
Distribution fees - Class A	—	85	(1	) (a)	84
Distribution fees - Class B	—	42	—	(a)	42
Distribution fees - Class C	—	115	—	(a)	115
Shareholder servicing fees - Class A	—	85	(1	) (a)	84
Shareholder servicing fees - Class B	—	14	—	(a)	14
Shareholder servicing fees - Class C	—	39	(1	) (a)	38
Shareholder servicing fees - Select Class	548	450	—	(a)	998
Shareholder servicing fees - Institutional Class	52	—	(1	) (a)	51
Custodian and accounting fees	36	39	(20	) (b)	55
Professional fees	52	70	(57	) (b)	65
Trustees’ and Chief Compliance Officer’s fees	3	3	—		6
Printing and mailing costs	7	9	(6	) (b)	10
Registration and filing fees	32	41	(30	) (b)	43
Transfer agent fees	34	47	—		81
Imputed interest expense on floating rate notes	40	—	—		40
Other	9	10	—		19

Total expenses	1,764	1,871	(122)		3,513
Less amounts waived	(306)	(333)	(182	) (a)	(824)
Less earnings credits	—	(5)	—		(5)
Less expense reimbursement	(5)	—	—		(5)
Less reimbursements for legal matters	—	— (c)	—		— (c)

Net expenses	1,453	1,533	(307)		2,679

Net investment income (loss)	8,566	6,942	307		15,815

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,717)	353	—		(2,364)
Payments by affiliates	—	13	—		13

Net realized gain (loss)	(2,717)	366	—		(2,351)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,954	2,703	—		7,657

Change in net unrealized appreciation (depreciation)	4,954	2,703	—		7,657

Net realized/unrealized gains (losses)	2,237	3,069	—		5,306

Change in net assets resulting from operations	$10,803	$10,011	$307		$21,121

(a)	Based on the contract in effect for the surviving fund.

(b)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

(c)	Amount rounds to less than $1,000.

See notes to pro forma financial statements

JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

1. Basis of Combination

          The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended August 31, 2008, reflect the accounts of JPMorgan Tax Aware Short-Intermediate Income Fund, a separate fund of JPMorgan Trust I (“Tax Aware Short-Intermediate Income Fund”), and JPMorgan Short-Intermediate Municipal Bond Fund, a separate fund of JPMorgan Trust II (“Short-Intermediate Municipal Bond Fund”), each a “Fund” and collectively, the “Funds”. Following the combination, the Short-Intermediate Municipal Bond Fund will be the accounting survivor.

          Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Tax Aware Short-Intermediate Income Fund, for shares of Short-Intermediate Municipal Bond Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests and accordingly, will be accounted for by the method of accounting for tax free mergers of investment companies. The combination would be accomplished by an acquisition of the net assets of Select Class shares and Institutional Class shares of Tax Aware Short-Intermediate Income Fund in exchange for Select Class shares and Institutional Class Shares of Short-Intermediate Municipal Bond Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on August 31, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended August 31, 2008, as if the reorganization occurred on September 1, 2007. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Short-Intermediate Municipal Bond Fund will not be restated. The fiscal year end is October 31 for Tax Aware Short-Intermediate Income Fund and the end of February for the Short-Intermediate Municipal Bond Fund.

          The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statement of Additional Information.

2. Summary of Significant Accounting Policies

          The following is a summary of significant accounting policies which are consistently followed by Tax Aware Short-Intermediate Income Fund and Short-Intermediate Municipal Bond Fund in the preparation of its financial statements. Each of the Funds has substantially the same accounting policies, which are detailed in the historical financial statements referenced above in Note 1. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’ assets and liabilities carried at fair value (amounts in thousands):

Tax Aware Short-Intermediate Income Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$417	$—
Level 2	254,974	—
Level 3	—	—

Total	$255,391	$—

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$14,179
Level 2	494,590
Level 3	—

Total	$508,769

Short-Intermediate Municipal Bond Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$13,762	$—
Level 2	239,616	—
Level 3	—	—

Total	$253,378	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 20,114 Select Class shares and 4,888 Institutional Class shares of Short-Intermediate Municipal Bond Fund in exchange for 21,178 Select Class shares and 5,144 Institutional Class shares of Tax Aware Short-Intermediate Income Fund, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Short-Intermediate Municipal Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Intermediate Bond Fund/JPMorgan Core Bond Fund
Pro Forma Schedule of Portfolio Investments
As of August 31, 2008 (Unaudited)
(Amounts in thousands)

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Long-Term Investments — 94.9%
				Asset-Backed Securities — 1.5%
1,595		1,904		American Express Credit Account Master Trust,	3,499
	1,602		1,912	Series 2004-3, Class A, 4.35%, 12/15/11		3,514
		982		Ameriquest Mortgage Securities, Inc.,	982
			933	Series 2003-13, Class AF6, SUB, 5.09%, 01/25/34		933
174		2,147		Bear Stearns Asset Backed Securities Trust,	2,321
	123		1,515	Series 2006-SD1, Class A, VAR, 2.84%, 04/25/36 (i)		1,638
				Capital One Auto Finance Trust,
		3,000	2,920	Series 2007-B, Class A3A, 5.03%, 04/15/12	3,000	2,920
307	304	1,967	1,947	Series 2007-C, Class A2B, VAR, 2.89%, 05/17/10	2,274	2,251
200	188	200	188	Series 2007-C, Class A3A, 5.13%, 04/16/12	400	376
		6,355		Capital One Multi-Asset Execution Trust,	6,355
			6,357	Series 2003-A4, Class A4, 3.65%, 07/15/11		6,357
				Citibank Credit Card Issuance Trust,
3,390	3,271	4,892	4,721	Series 2002-C2, Class C2, 6.95%, 02/18/14	8,282	7,992
1,400	1,400	3,300	3,301	Series 2005-B1, Class B1, 4.40%, 09/15/10	4,700	4,701
		950	887	Series 2007-A3, Class A3, 6.15%, 06/15/39	950	887
		2,730		Citigroup Mortgage Loan Trust, Inc.,	2,730
			2,248	Series 2003-HE3, Class A, VAR, 2.85%, 12/25/33		2,248
				CNH Equipment Trust,
300	298	1,875	1,861	Series 2008-B, Class A3A, 4.78%, 07/16/12	2,175	2,159
600	597	3,300	3,282	Series 2008-B, Class A4A, 5.60%, 11/17/14	3,900	3,879
				Countrywide Asset-Backed Certificates,
		1,348	1,136	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34	1,348	1,136
		11	10	Series 2004-1, Class 3A, VAR, 2.75%, 04/25/34	11	10
		1,290	980	Series 2004-1, Class M1, VAR, 2.97%, 03/25/34	1,290	980
		1,060	898	Series 2004-1, Class M2, VAR, 3.02%, 03/25/34	1,060	898
		1,297	1,033	Series 2004-6, Class M1, VAR, 3.07%, 10/25/34 (i)	1,297	1,033
		1,165		Credit Suisse Mortgage Capital Certificates,	1,165
			750	Series 2006-CF1, Class A1, VAR, 2.78%, 11/25/35 (i)		750
349		2,332		Credit-Based Asset Servicing and Securitization	2,681
	328		2,191	LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36		2,519
400		2,000		Discover Card Master Trust,	2,400
	391		1,955	Series 2008-A4, Class A4, 5.65%, 12/15/15		2,346
		1,400		First Franklin Mortgage Loan Asset Backed Certificates,	1,400
			1,036	Series 2006-FF17, Class A4, VAR, 2.57%, 12/25/36		1,036
1,000				Ford Credit Auto Owner Trust, Series 2006-B,	1,000
	1,003			Class A4, 5.25%, 09/15/11		1,003
565		926		GE Capital Mortgage Services, Inc.,	1,491
	368		603	Series, 1999-HE1, Class M, VAR, 6.71%, 04/25/29		971
869		850		Household Automotive Trust,	1,719
	858		839	Series 2005-1, Class A4, 4.35%, 06/18/12		1,697
500				Household Credit Card Master Note Trust I,	500
	502			Series 2006-1, Class A, 5.10%, 06/15/12		502
144		1,926		Indymac Residential Asset Backed Trust,	2,070
	112		1,495	Series 2006-A, Class A3, VAR, 2.67%, 03/25/36		1,607
				Long Beach Mortgage Loan Trust,
		1,500	1,145	Series 2004-3, Class M1, VAR, 3.04%, 07/25/34	1,500	1,145
250	206	1,575	1,298	Series 2006-8, Class 2A2, VAR, 2.56%, 09/25/36	1,825	1,504
500	407	3,700	3,009	Series 2006-WL2, Class 2A3, VAR, 2.67%, 01/25/36	4,200	3,416
137		1,230		MASTR Asset Backed Securities Trust,	1,367
	131		1,178	Series 2006-HE3, Class A1, VAR, 2.51%, 08/25/36		1,309
				MBNA Credit Card Master Note Trust,
2,393	2,307	3,083	2,972	Series 2002-C1, Class C1, 6.80%, 07/15/14	5,476	5,279
997	972	1,288	1,255	Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	2,285	2,227
1,755		2,240		MBNA Master Credit Card Trust,	3,995
	1,784		2,277	Series 1999-J, Class C, 7.85%, 02/15/12 (e)		4,061
		4,000		New Century Home Equity Loan Trust,	4,000
			3,264	Series 2003-5, Class AI6, SUB, 5.50%, 11/25/33		3,264
		410		Option One Mortgage Loan Trust,	410
			334	Series 2003-1, Class A2, VAR, 3.31%, 02/25/33		334
100				Renaissance Home Equity Loan Trust, Series	100
	86			2007-2, Class AF2, SUB, 5.68%, 06/25/37		86
				Residential Asset Securities Corp.,
		117	102	Series 2002-KS4, Class AIIB, VAR, 2.97%, 07/25/32	117	102
		158	114	Series 2003-KS5, Class AIIB, VAR, 3.05%, 07/25/33	158	114
		174	112	Series 2003-KS9, Class A2B, VAR, 3.11%, 11/25/33	174	112
433		5,632		Structured Asset Securities Corp.,	6,065
	361		4,701	Series 2002-23XS, Class A7, SUB, 6.08%, 11/25/32		5,062
200		1,500		Volkswagen Auto Loan Enhanced Trust,	1,700
	199		1,495	Series 2008-1, Class A3, 4.50%, 07/20/12		1,694
				Wachovia Asset Securitization, Inc.,
		253	193	Series 2002-HE2, Class A, VAR, 2.90%, 12/25/32	253	193
		784	624	Series 2003-HE3, Class A, VAR, 2.72%, 11/25/33	784	624

	17,798		69,071	Total Asset-Backed Securities (Cost $18,391, $73,483 and $91,874, respectively)		86,869

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund		JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund			Combined Pro Forma		Combined Pro Forma

Principal ($)		Value ($)	Principal ($)		Value ($)		Security Description	Principal ($)		Value ($)

							Collateralized Mortgage Obligations — 46.0%
							Agency CMO — 33.7%
							Federal Home Loan Bank System,
706		718	2,117		2,154		Series 2000-0606, Class Y, 5.27%, 12/28/12	2,823		2,872
							Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
			896		948		Series 8, Class ZA, 7.00%, 03/25/23	896		948
565		586					Series 24, Class ZE, 6.25%, 11/25/23	565		586
			190		—	(h)	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	190		—	(h)
							Federal Home Loan Mortgage Corp. REMICS,
68		72	120		127		Series 11, Class D, 9.50%, 07/15/19	188		199
			42		45		Series 22, Class C, 9.50%, 04/15/20	42		45
			62		66		Series 23, Class F, 9.60%, 04/15/20	62		66
1		3	1		3		Series 41, Class I, HB, 84.00%, 05/15/20	2		6
32		34					Series 46, Class B, 7.80%, 09/15/20	32		34
10		10	7		7		Series 47, Class F, 10.00%, 06/15/20	17		17
1		1					Series 85, Class C, 8.60%, 01/15/21	1		1
31		32	24		26		Series 99, Class Z, 9.50%, 01/15/21	55		58
129		129					Series 114, Class H, 6.95%, 01/15/21	129		129
—	(h)	5	1		17		Series 204, Class E, HB, IF, 1,391.28%, 5/15/23	1		22
			—	(h)	1		Series 1045, Class G, HB, 1,067.64%, 02/15/21	—	(h)	1
			25		26		Series 1065, Class J, 9.00%, 04/15/21	25		26
9		12	8		11		Series 1079, Class S, HB, IF, 25.50%, 05/15/21	17		23
9		9	34		34		Series 1084, Class F, VAR, 3.45%, 05/15/21	43		43
6		6	24		24		Series 1084, Class S, HB, IF, 33.98%, 05/15/21	30		30
			43		43		Series 1116, Class I, 5.50%, 08/15/21	43		43
67		67	42		42		Series 1144, Class KB, 8.50%, 09/15/21	109		109
—	(h)	4	—	(h)	4		Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	—	(h)	8
1		11	1		21		Series 1196, Class B, HB, IF, 889.08%, 01/15/22	2		32
102		108					Series 1206, Class IA, 7.00%, 03/15/22	102		108
763		780	285		291		Series 1212, Class IZ, 8.00%, 02/15/22	1,048		1,071
72		75	71		74		Series 1250, Class J, 7.00%, 05/15/22	143		149
199		215	92		100		Series 1343, Class LA, 8.00%, 08/15/22	291		315
			117		116		Series 1343, Class LB, 7.50%, 08/15/22	117		116
			199		199		Series 1370, Class JA, VAR, 3.65%, 09/15/22	199		199
			201		183		Series 1455, Class WB, IF, 3.43%, 12/15/22	201		183
853		916	921		989		Series 1466, Class PZ, 7.50%, 02/15/23	1,774		1,905
12		11	16		16		Series 1470, Class F, VAR, 3.83%, 02/15/23	28		27
352		370					Series 1491, Class I, 7.50%, 04/15/23	352		370
			1,142		1,141		Series 1498, Class I, VAR, 3.65%, 04/15/23	1,142		1,141
			1,407		1,466		Series 1502, Class PX, 7.00%, 04/15/23	1,407		1,466
			188		196		Series 1505, Class Q, 7.00%, 05/15/23	188		196
352		343	463		451		Series 1518, Class G, IF, 7.16%, 05/15/23	815		794
			160		188		Series 1541, Class M, IF, 16.37%, 07/15/23	160		188
327		313	435		417		Series 1541, Class O, VAR, 3.34%, 07/15/23	762		730
378		385	265		270		Series 1558, Class D, 6.50%, 07/15/23	643		655
			40		39		Series 1570, Class F, VAR, 4.33%, 08/15/23	40		39
			1,488		1,576		Series 1573, Class PZ, 7.00%, 09/15/23	1,488		1,576
3		3					Series 1586, Class M, 5.00%, 09/15/08	3		3
			879		910		Series 1591, Class PV, 6.25%, 10/15/23	879		910
			104		108		Series 1595, Class D, 7.00%, 10/15/13	104		108
			326		334		Series 1596, Class D, 6.50%, 10/15/13	326		334
11		13	39		46		Series 1602, Class SA, IF, 14.63%, 10/15/23	50		59
6		6	10		10		Series 1604, Class SA, IF, 10.57%, 11/15/08	16		16
13		13	17		17		Series 1606, Class SC, IF, 14.70%, 11/15/08	30		30
1,497		1,517					Series 1607, Class H, 6.25%, 10/15/13	1,497		1,517
			62		68		Series 1607, Class SA, IF, 14.67%, 10/15/13	62		68
1,177		1,231	4,132		4,323		Series 1608, Class L, 6.50%, 09/15/23	5,309		5,554
1,087		1,115	1,417		1,454		Series 1609, Class LG, IF, 11.92%, 11/15/23	2,504		2,569
359		358	317		316		Series 1611, Class JA, VAR, 3.37%, 08/15/23	676		674
328		337	302		311		Series 1611, Class JB, IF, 14.49%, 08/15/23	630		648
			28		28		Series 1612, Class SD, IF, 10.81%, 11/15/08	28		28
282		282					Series 1624, Class KZ, 6.00%, 12/15/08	282		282
20		21	22		22		Series 1625, Class SD, IF, 8.50%, 12/15/08	42		43
			1,782		1,827		Series 1642, Class PJ, 6.00%, 11/15/23	1,782		1,827
			748		786		Series 1658, Class GZ, 7.00%, 01/15/24	748		786
			6		6		Series 1659, Class SB, IF, 8.50%, 01/15/09	6		6
16		16					Series 1671, Class L, 7.00%, 02/15/24	16		16
			21		23		Series 1671, Class QC, IF, 10.00%, 02/15/24	21		23
19		19	82		82		Series 1685, Class Z, 6.00%, 11/15/23	101		101
			24		24		Series 1686, Class SH, IF, 13.61%, 02/15/24	24		24
			560		595		Series 1695, Class EB, 7.00%, 03/15/24	560		595
47		47	59		60		Series 1698, Class SC, IF, 10.73%, 03/15/09	106		107
			119		118		Series 1699, Class FC, VAR, 3.10%, 03/15/24	119		118
140		114	500		406		Series 1700, Class GA, PO, 02/15/24	640		520
1,595		1,684	1,401		1,479		Series 1706, Class K, 7.00%, 03/15/24	2,996		3,163
			55		53		Series 1709, Class FA, VAR, 3.13%, 03/15/24	55		53
109		117	116		125		Series 1745, Class D, 7.50%, 08/15/24	225		242
388		384	1,453		1,439		Series 1798, Class F, 5.00%, 05/15/23	1,841		1,823
			14		14		Series 1807, Class A, 6.00%, 11/15/08	14		14
16		17	22		23		Series 1807, Class G, 9.00%, 10/15/20	38		40
			415		434		Series 1829, Class ZB, 6.50%, 03/15/26	415		434

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		64	65	Series 1844, Class E, 6.50%, 10/15/13	64	65
		2,714	2,829	Series 1863, Class Z, 6.50%, 07/15/26	2,714	2,829
		58	33	Series 1865, Class D, PO, 02/15/24	58	33
		249	266	Series 1890, Class H, 7.50%, 09/15/26	249	266
		631	689	Series 1899, Class ZE, 8.00%, 09/15/26	631	689
1,536	1,624			Series 1927, Class PH, 7.50%, 01/15/27	1,536	1,624
		41	40	Series 1935, Class FL, VAR, 3.20%, 02/15/27	41	40
		563	581	Series 1963, Class Z, 7.50%, 01/15/27	563	581
4	4	8	8	Series 1967, Class PC, PO, 10/15/08	12	12
		86	91	Series 1970, Class PG, 7.25%, 07/15/27	86	91
729	747	785	804	Series 1981, Class Z, 6.00%, 05/15/27	1,514	1,551
		811	858	Series 1983, Class Z, 6.50%, 12/15/23	811	858
219	221	368	371	Series 1987, Class PE, 7.50%, 09/15/27	587	592
3	3	4	4	Series 2017, Class SE, IF, 13.92%, 12/15/08	7	7
		825	859	Series 2019, Class Z, 6.50%, 12/15/27	825	859
461	470	429	438	Series 2025, Class PE, 6.30%, 01/15/13	890	908
		3,456	3,507	Series 2033, Class J, 5.60%, 06/15/23	3,456	3,507
114	57	301	151	Series 2033, Class SN, IF, IO, 18.73%, 3/15/24	415	208
311	72	797	184	Series 2038, Class PN, IO, 7.00%, 03/15/28	1,108	256
1,362	1,407	1,461	1,509	Series 2040, Class PE, 7.50%, 03/15/28	2,823	2,916
		1,086	1,156	Series 2054, Class PV, 7.50%, 05/15/28	1,086	1,156
		621	642	Series 2055, Class OE, 6.50%, 05/15/13	621	642
504	528			Series 2056, Class TD, 6.50%, 05/15/18	504	528
2,023	2,111			Series 2063, Class PG, 6.50%, 06/15/28	2,023	2,111
268	282			Series 2064, Class TE, 7.00%, 06/15/28	268	282
1,366	1,425	2,619	2,731	Series 2075, Class PH, 6.50%, 08/15/28	3,985	4,156
1,196	1,233	2,660	2,743	Series 2075, Class PM, 6.25%, 08/15/28	3,856	3,976
		1,518	1,546	Series 2086, Class GB, 6.00%, 09/15/28	1,518	1,546
347	79	948	217	Series 2089, Class PJ, IO, 7.00%, 10/15/28	1,295	296
		4,692	4,792	Series 2095, Class PE, 6.00%, 11/15/28	4,692	4,792
257	265	1,581	1,632	Series 2102, Class TC, 6.00%, 12/15/13	1,838	1,897
		978	1,010	Series 2102, Class TU, 6.00%, 12/15/13	978	1,010
		12,493	12,724	Series 2110, Class PG, 6.00%, 01/15/29	12,493	12,724
		3,952	4,078	Series 2115, Class PE, 6.00%, 01/15/14	3,952	4,078
1,089	1,109	1,530	1,557	Series 2125, Class JZ, 6.00%, 02/15/29	2,619	2,666
		2,710	2,877	Series 2126, Class CB, 6.25%, 02/15/29	2,710	2,877
		276	320	Series 2132, Class SB, IF, 19.88%, 03/15/29	276	320
		212	35	Series 2134, Class PI, IO, 6.50%, 03/15/19	212	35
		106	12	Series 2135, Class UK, IO, 6.50%, 03/15/14	106	12
		136	36	Series 2141, Class IO, IO, 7.00%, 04/15/29	136	36
		30	30	Series 2143, Class CD, 6.00%, 02/15/28	30	30
133	28	287	61	Series 2163, Class PC, IO, 7.50%, 06/15/29	420	89
1,994	2,116	2,240	2,377	Series 2169, Class TB, 7.00%, 06/15/29	4,234	4,493
798	851	1,400	1,492	Series 2172, Class QC, 7.00%, 07/15/29	2,198	2,343
		1,753	1,833	Series 2176, Class OJ, 7.00%, 08/15/29	1,753	1,833
		198	205	Series 2189, Class SA, IF, 13.07%, 02/15/28	198	205
8	9			Series 2196, Class TL, 7.50%, 11/15/29	8	9
458	484	804	850	Series 2201, Class C, 8.00%, 11/15/29	1,262	1,334
		646	679	Series 2209, Class TC, 8.00%, 01/15/30	646	679
857	904	963	1,015	Series 2210, Class Z, 8.00%, 01/15/30	1,820	1,919
374	389	210	218	Series 2224, Class CB, 8.00%, 03/15/30	584	607
		739	807	Series 2230, Class Z, 8.00%, 04/15/30	739	807
		604	649	Series 2234, Class PZ, 7.50%, 05/15/30	604	649
		455	487	Series 2247, Class Z, 7.50%, 08/15/30	455	487
525	555	651	688	Series 2256, Class MC, 7.25%, 09/15/30	1,176	1,243
820	857	1,440	1,504	Series 2259, Class ZM, 7.00%, 10/15/30	2,260	2,361
		47	48	Series 2261, Class ZY, 7.50%, 10/15/30	47	48
		173	178	Series 2262, Class Z, 7.50%, 10/15/30	173	178
624	638	1,415	1,446	Series 2271, Class PC, 7.25%, 12/15/30	2,039	2,084
798	842	2,184	2,304	Series 2283, Class K, 6.50%, 12/15/23	2,982	3,146
377	399	884	933	Series 2296, Class PD, 7.00%, 03/15/31	1,261	1,332
192	156	263	214	Series 2306, Class K, PO, 05/15/24	455	370
467	73	622	98	Series 2306, Class SE, IF, IO, 6.62%, 05/15/24	1,089	171
		922	962	Series 2313, Class LA, 6.50%, 05/15/31	922	962
		325	328	Series 2323, Class VO, 6.00%, 10/15/22	325	328
		1,758	1,887	Series 2325, Class PM, 7.00%, 06/15/31	1,758	1,887
295	301			Series 2333, Class HC, 6.00%, 07/15/31	295	301
562	583	4,536	4,705	Series 2344, Class QG, 6.00%, 08/15/16	5,098	5,288
8,493	8,869	10,436	10,898	Series 2344, Class ZD, 6.50%, 08/15/31	18,929	19,767
1,065	1,109	906	944	Series 2344, Class ZJ, 6.50%, 08/15/31	1,971	2,053
802	835	933	971	Series 2345, Class NE, 6.50%, 08/15/31	1,735	1,806
909	953	1,380	1,447	Series 2345, Class PQ, 6.50%, 08/15/16	2,289	2,400
794	832			Series 2347, Class VP, 6.50%, 03/15/20	794	832
1,256	1,328	1,234	1,305	Series 2351, Class PZ, 6.50%, 08/15/31	2,490	2,633
4,822	5,023	1,563	1,628	Series 2353, Class TD, 6.00%, 09/15/16	6,385	6,651
646	670	1,360	1,411	Series 2355, Class BP, 6.00%, 09/15/16	2,006	2,081
		614	636	Series 2359, Class PM, 6.00%, 09/15/16	614	636
		2,104	2,321	Series 2359, Class ZB, 8.50%, 06/15/31	2,104	2,321
741	768	2,602	2,697	Series 2360, Class PG, 6.00%, 09/15/16	3,343	3,465
51	51	278	279	Series 2362, Class PD, 6.50%, 06/15/20	329	330
		624	647	Series 2363, Class PF, 6.00%, 09/15/16	624	647
652	660	1,144	1,159	Series 2366, Class MD, 6.00%, 10/15/16	1,796	1,819

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		1,732	1,794	Series 2367, Class ME, 6.50%, 10/15/31	1,732	1,794
1,178	1,204	4,466	4,565	Series 2391, Class QR, 5.50%, 12/15/16	5,644	5,769
1,195	1,228	839	862	Series 2391, Class VQ, 6.00%, 10/15/12	2,034	2,090
577	582	1,012	1,022	Series 2392, Class PV, 6.00%, 12/15/20	1,589	1,604
		1,440	1,494	Series 2394, Class MC, 6.00%, 12/15/16	1,440	1,494
		2,222	2,314	Series 2399, Class OH, 6.50%, 01/15/32	2,222	2,314
		3,429	3,569	Series 2399, Class TH, 6.50%, 01/15/32	3,429	3,569
241	243			Series 2410, Class HC, 5.50%, 02/15/09	241	243
769	800	3,175	3,304	Series 2410, Class NG, 6.50%, 02/15/32	3,944	4,104
873	903	892	923	Series 2410, Class OE, 6.38%, 02/15/32	1,765	1,826
2,414	2,483	2,457	2,528	Series 2410, Class QS, IF, 13.09%, 02/15/32	4,871	5,011
335	38	759	85	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	1,094	123
141	143	297	301	Series 2412, Class SE, IF, 11.29%, 02/15/09	438	444
1,595	1,579	2,030	2,009	Series 2412, Class SP, IF, 11.17%, 02/15/32	3,625	3,588
		4,387	4,567	Series 2420, Class XK, 6.50%, 02/15/32	4,387	4,567
397	417	1,743	1,828	Series 2423, Class MC, 7.00%, 03/15/32	2,140	2,245
796	834	1,862	1,953	Series 2423, Class MT, 7.00%, 03/15/32	2,658	2,787
1,886	1,966	1,814	1,890	Series 2423, Class TB, 6.50%, 03/15/32	3,700	3,856
		1,368	1,421	Series 2425, Class OB, 6.00%, 03/15/17	1,368	1,421
		3,360	3,496	Series 2430, Class WF, 6.50%, 03/15/32	3,360	3,496
3,240	3,396	2,654	2,782	Series 2434, Class TC, 7.00%, 04/15/32	5,894	6,178
957	988	840	868	Series 2435, Class CJ, 6.50%, 04/15/32	1,797	1,856
1,595	1,629	2,800	2,860	Series 2435, Class VH, 6.00%, 07/15/19	4,395	4,489
		2,264	2,382	Series 2436, Class MC, 7.00%, 04/15/32	2,264	2,382
1,196	1,247			Series 2441, Class GF, 6.50%, 04/15/32	1,196	1,247
953	101	1,626	172	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	2,579	273
1,066	1,109	1,012	1,052	Series 2450, Class GZ, 7.00%, 05/15/32	2,078	2,161
381	40	1,301	137	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	1,682	177
		3,636	3,787	Series 2455, Class GK, 6.50%, 05/15/32	3,636	3,787
		1,143	1,168	Series 2458, Class QE, 5.50%, 06/15/17	1,143	1,168
2,307	2,366	4,050	4,154	Series 2460, Class VZ, 6.00%, 11/15/29	6,357	6,520
		4,798	4,978	Series 2463, Class CE, 6.00%, 06/15/17	4,798	4,978
3,466	3,607			Series 2466, Class DH, 6.50%, 06/15/32	3,466	3,607
3,988	4,158	2,856	2,978	Series 2466, Class PG, 6.50%, 04/15/32	6,844	7,136
		1,400	1,445	Series 2466, Class PH, 6.50%, 06/15/32	1,400	1,445
1,525	1,588	2,678	2,787	Series 2474, Class NR, 6.50%, 07/15/32	4,203	4,375
		643	657	Series 2480, Class PV, 6.00%, 07/15/11	643	657
2,366	2,471	2,991	3,123	Series 2484, Class LZ, 6.50%, 07/15/32	5,357	5,594
		801	806	Series 2488, Class WS, IF, 11.29%, 08/15/17	801	806
1,114	1,125	855	863	Series 2498, Class UD, 5.50%, 06/15/16	1,969	1,988
2,393	2,369	3,360	3,326	Series 2500, Class MC, 6.00%, 09/15/32	5,753	5,695
1,755	1,791			Series 2508, Class AQ, 5.50%, 10/15/17	1,755	1,791
2,393	2,351	1,680	1,651	Series 2512, Class PG, 5.50%, 10/15/22	4,073	4,002
502	435	2,235	1,934	Series 2513, Class YO, PO, 02/15/32	2,737	2,369
2,133	2,008	4,992	4,700	Series 2515, Class DE, 4.00%, 03/15/32	7,125	6,708
		1,808	1,852	Series 2518, Class PX, 5.50%, 09/15/13	1,808	1,852
185	200	498	539	Series 2519, Class BT, 8.50%, 09/15/31	683	739
		449	454	Series 2521, Class PU, 5.50%, 05/15/10	449	454
1,308	1,337	2,449	2,503	Series 2527, Class VU, 5.50%, 10/15/13	3,757	3,840
1,196	1,210	2,520	2,550	Series 2535, Class BK, 5.50%, 12/15/22	3,716	3,760
1,675	1,696	3,360	3,403	Series 2537, Class TE, 5.50%, 12/15/17	5,035	5,099
		1,090	1,106	Series 2541, Class GX, 5.50%, 02/15/17	1,090	1,106
		2,000	1,989	Series 2543, Class LX, 5.00%, 12/15/17	2,000	1,989
2,662	2,620	2,800	2,756	Series 2543, Class YX, 6.00%, 12/15/32	5,462	5,376
		3,640	3,614	Series 2544, Class HC, 6.00%, 12/15/32	3,640	3,614
		3,763	3,739	Series 2552, Class ME, 6.00%, 01/15/33	3,763	3,739
920	925			Series 2557, Class WJ, 5.00%, 07/15/14	920	925
1,350	1,387	1,895	1,948	Series 2565, Class MB, 6.00%, 05/15/30	3,245	3,335
		1,904	1,862	Series 2567, Class QD, 6.00%, 02/15/33	1,904	1,862
		614	771	Series 2571, Class SK, IF, 23.86%, 09/15/23	614	771
		2,580	2,556	Series 2574, Class HP, 5.00%, 02/15/18	2,580	2,556
3,190	3,139	5,601	5,512	Series 2575, Class ME, 6.00%, 02/15/33	8,791	8,651
		1,416	1,349	Series 2586, Class HD, 5.50%, 03/15/23	1,416	1,349
902	232	2,388	615	Series 2586, Class WI, IO, 6.50%, 03/15/33	3,290	847
3,283	3,357	1,976	2,020	Series 2594, Class VA, 6.00%, 03/15/14	5,259	5,377
1,294	1,316	3,937	4,005	Series 2594, Class VP, 6.00%, 02/15/14	5,231	5,321
1,595	1,629	5,265	5,377	Series 2594, Class VQ, 6.00%, 08/15/20	6,860	7,006
		1,420	1,357	Series 2595, Class HC, 5.50%, 04/15/23	1,420	1,357
		2,051	2,049	Series 2596, Class QG, 6.00%, 03/15/33	2,051	2,049
2,838	3,008			Series 2597, Class AD, 6.50%, 03/15/32	2,838	3,008
2,220	219	6,770	668	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	8,990	887
4,622	400	8,773	759	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	13,395	1,159
5,133	484	11,238	1,060	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	16,371	1,544
2,994	264	11,141	981	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	14,135	1,245
		1,680	1,608	Series 2611, Class UH, 4.50%, 05/15/18	1,680	1,608
1,595	1,531	2,240	2,149	Series 2617, Class GR, 4.50%, 05/15/18	3,835	3,680
		422	396	Series 2619, Class HR, 3.50%, 11/15/31	422	396
909	123	1,702	229	Series 2619, Class IM, IO, 5.00%, 10/15/21	2,611	352
		795	276	Series 2624, Class IU, IO, 5.00%, 06/15/33	795	276
		11,256	1,180	Series 2626, Class NS, IF, IO, 4.08%, 06/15/23	11,256	1,180
1,000	979			Series 2628, Class WA, 4.00%, 07/15/28	1,000	979
		4,322	576	Series 2629, Class BY, IO, 4.50%, 03/15/18	4,322	576

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund		JPMorgan Core Bond Fund	JPMorgan Core Bond Fund			Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)		Principal ($)	Value ($)		Security Description	Principal ($)	Value ($)

126	126		336	336		Series 2630, Class KN, 2.50%, 04/15/13	462	462
2,198	2,114		6,360	6,118		Series 2631, Class LC, 4.50%, 06/15/18	8,558	8,232
			20,896	20,064		Series 2636, Class Z, 4.50%, 06/15/18	20,896	20,064
			3,124	234		Series 2637, Class SA, IF, IO, 3.63%, 06/15/18	3,124	234
			920	774		Series 2638, Class DS, IF, 6.13%, 07/15/23	920	774
			3,738	254		Series 2638, Class SA, IF, IO, 4.63%, 11/15/16	3,738	254
			1,232	342		Series 2640, Class UG, IO, 5.00%, 01/15/32	1,232	342
			979	77		Series 2640, Class UR, IO, 4.50%, 08/15/17	979	77
798	681					Series 2640, Class VE, 3.25%, 07/15/22	798	681
			1,915	1,579		Series 2642, Class SL, IF, 5.56%, 07/15/33	1,915	1,579
217	17		791	61		Series 2643, Class HI, IO, 4.50%, 12/15/16	1,008	78
			3,933	3,921		Series 2649, Class QE, 4.50%, 08/15/17	3,933	3,921
			1,591	1,295		Series 2650, Class PO, PO, 12/15/32	1,591	1,295
			7,240	5,899		Series 2650, Class SO, PO, 12/15/32	7,240	5,899
2,004	1,921		19,224	18,429		Series 2651, Class VZ, 4.50%, 07/15/18	21,228	20,350
907	922		2,213	2,251		Series 2656, Class SH, IF, 14.20%, 02/15/25	3,120	3,173
			4,000	3,991		Series 2658, Class PE, 4.50%, 11/15/16	4,000	3,991
			844	465		Series 2663, Class EO, PO, 08/15/33	844	465
			2,586	2,156		Series 2667, Class SW, IF, 4.55%, 01/15/18	2,586	2,156
			4,942	3,525		Series 2668, Class S, IF, 7.07%, 09/15/33	4,942	3,525
1,114	1,059		3,911	3,720		Series 2668, Class SB, IF, 5.01%, 10/15/15	5,025	4,779
798	790		2,800	2,771		Series 2672, Class ME, 5.00%, 11/15/22	3,598	3,561
			917	850		Series 2672, Class SJ, IF, 4.96%, 09/15/16	917	850
1,994	1,870		9,351	8,769		Series 2675, Class CK, 4.00%, 09/15/18	11,345	10,639
			1,795	1,935		Series 2676, Class TS, IF, 10.85%, 01/15/32	1,795	1,935
1,421	957		3,592	2,420		Series 2682, Class YS, IF, 5.30%, 10/15/33	5,013	3,377
			358	364		Series 2683, Class VA, 5.50%, 02/15/21	358	364
2,000	1,374		16,000	10,991		Series 2684, Class PO, PO, 01/15/33	18,000	12,365
957	479		4,480	2,242		Series 2684, Class TO, PO, 10/15/33	5,437	2,721
612	618		1,717	1,735		Series 2686, Class GB, 5.00%, 05/15/20	2,329	2,353
			4,355	450		Series 2686, Class NS, IF, IO, 5.13%, 10/15/21	4,355	450
			2,082	2,112		Series 2686, Class SO, IF, 9.27%, 07/15/26	2,082	2,112
589	389		2,685	1,777		Series 2691, Class WS, IF, 5.30%, 10/15/33	3,274	2,166
1,000	984		1,000	984		Series 2695, Class DE, 4.00%, 01/15/17	2,000	1,968
			904	626		Series 2696, Class CO, PO, 10/15/18	904	626
			1,244	1,259		Series 2696, Class SM, IF, 9.27%, 12/15/26	1,244	1,259
447	445		1,788	1,781		Series 2697, Class LE, 4.50%, 11/15/20	2,235	2,226
			1,791	1,771		Series 2702, Class PC, 5.00%, 01/15/23	1,791	1,771
859	571		1,809	1,204		Series 2705, Class SC, IF, 5.30%, 11/15/33	2,668	1,775
859	613		3,418	2,442		Series 2705, Class SD, IF, 5.83%, 11/15/33	4,277	3,055
500	479		6,900	6,611		Series 2707, Class QE, 4.50%, 11/15/18	7,400	7,090
			2,240	2,187		Series 2715, Class OG, 5.00%, 01/15/23	2,240	2,187
			4,480	4,151		Series 2716, Class UN, 4.50%, 12/15/23	4,480	4,151
			2,240	2,214		Series 2720, Class PC, 5.00%, 12/15/23	2,240	2,214
			1,059	11		Series 2721, Class PI, IO, 5.00%, 05/15/16	1,059	11
5,822	3,612		11,481	7,123		Series 2727, Class BS, IF, 5.38%, 01/15/34	17,303	10,735
89	45		400	203		Series 2727, Class PO, PO, 01/15/34	489	248
54	43		76	61		Series 2733, Class GF, VAR, 0.00%, 09/15/33	130	104
344	230		1,254	841		Series 2739, Class S, IF, 7.07%, 01/15/34	1,598	1,071
			2,000	2,009		Series 2743, Class HC, 4.50%, 12/15/15	2,000	2,009
			2,150	2,127		Series 2743, Class HD, 4.50%, 08/15/17	2,150	2,127
			5,000	4,784		Series 2743, Class HE, 4.50%, 02/15/19	5,000	4,784
589	412		2,008	1,404		Series 2744, Class FE, VAR, 0.00%, 02/15/34	2,597	1,816
279	279		196	196		Series 2744, Class PC, 5.50%, 01/15/31	475	475
1,991	2,028					Series 2744, Class PD, 5.50%, 08/15/33	1,991	2,028
			2,535	2,580		Series 2744, Class PE, 5.50%, 02/15/34	2,535	2,580
1,595	1,616		4,827	4,891		Series 2744, Class TU, 5.50%, 05/15/32	6,422	6,507
19	—	(h)	66	—	(h)	Series 2749, Class PK, IO, 5.00%, 09/15/22	85	—	(h)
			1,254	882		Series 2750, Class PO, PO, 06/15/30	1,254	882
1,000	1,012		3,400	3,442		Series 2752, Class PD, 5.00%, 03/15/26	4,400	4,454
676	454		1,173	788		Series 2753, Class S, IF, 7.07%, 02/15/34	1,849	1,242
			3,833	3,367		Series 2755, Class PA, PO, 02/15/29	3,833	3,367
377	369		3,532	3,460		Series 2755, Class SA, IF, 9.27%, 05/15/30	3,909	3,829
			3,857	2,593		Series 2758, Class AO, PO, 03/15/19	3,857	2,593
			2,001	1,080		Series 2762, Class LO, PO, 03/15/34	2,001	1,080
			2,000	2,025		Series 2764, Class UC, 5.00%, 05/15/27	2,000	2,025
			1,675	1,185		Series 2766, Class SX, IF, 9.11%, 03/15/34	1,675	1,185
233	118		1,048	529		Series 2769, Class PO, PO, 03/15/34	1,281	647
			675	462		Series 2771, Class FG, VAR, 0.00%, 03/15/34	675	462
1,490	994		5,422	3,619		Series 2776, Class SK, IF, 5.38%, 04/15/34	6,912	4,613
			1,051	879		Series 2778, Class BS, IF, 9.58%, 04/15/34	1,051	879
			9,451	785		Series 2778, Class US, IF, IO, 4.73%, 06/15/33	9,451	785
			1,201	1,143		Series 2780, Class JG, 4.50%, 04/15/19	1,201	1,143
			2,000	1,961		Series 2809, Class UB, 4.00%, 09/15/17	2,000	1,961
			2,000	1,857		Series 2809, Class UC, 4.00%, 06/15/19	2,000	1,857
1,339	1,331		1,339	1,331		Series 2812, Class AB, 4.50%, 10/15/18	2,678	2,662
			2,152	2,259		Series 2812, Class EL, 7.50%, 02/15/27	2,152	2,259
			379	395		Series 2827, Class SQ, IF, 7.50%, 01/15/19	379	395
			1,087	876		Series 2835, Class QO, PO, 12/15/32	1,087	876
			379	309		Series 2836, Class SG, IF, 8.14%, 05/15/34	379	309
			1,102	1,064		Series 2838, Class FQ, VAR, 2.92%, 08/15/34	1,102	1,064
			1,217	895		Series 2840, Class JO, PO, 06/15/23	1,217	895

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund		JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund		Combined Pro Forma		Combined Pro Forma

Principal ($)		Value ($)	Principal ($)		Value ($)	Security Description	Principal ($)		Value ($)

			81		43	Series 2841, Class GO, PO, 08/15/34	81		43
			2,459		2,498	Series 2841, Class YA, 5.50%, 07/15/27	2,459		2,498
491		239	1,379		672	Series 2846, Class PO, PO, 08/15/34	1,870		911
			899		574	Series 2849, Class PO, PO, 08/15/34	899		574
			1,623		1,554	Series 2863, Class JA, 4.50%, 09/15/19	1,623		1,554
			2,000		1,872	Series 2864, Class GB, 4.00%, 09/15/19	2,000		1,872
			6,500		6,529	Series 2872, Class JD, 4.50%, 01/15/16	6,500		6,529
			152		125	Series 2888, Class SL, IF, 7.47%, 11/15/34	152		125
			1,622		877	Series 2890, Class DO, PO, 11/15/34	1,622		877
1,118		914	25,145		20,560	Series 2934, Class EC, PO, 02/15/20	26,263		21,474
			2,563		2,113	Series 2934, Class EN, PO, 02/15/18	2,563		2,113
			3,589		3,500	Series 2945, Class SA, IF, 7.85%, 03/15/20	3,589		3,500
			2,319		2,219	Series 2965, Class GD, 4.50%, 04/15/20	2,319		2,219
			1,000		507	Series 2975, Class KO, PO, 05/15/35	1,000		507
			3,590		3,335	Series 2988, Class GS, IF, 10.46%, 06/15/35	3,590		3,335
			1,673		1,230	Series 2989, Class PO, PO, 06/15/23	1,673		1,230
1,000		969	4,000		3,874	Series 2992, Class LB, 5.00%, 06/15/20	5,000		4,843
			2,956		2,847	Series 2996, Class SL, IF, 9.98%, 06/15/35	2,956		2,847
2,000		1,938	4,000		3,876	Series 2999, Class NC, 4.50%, 12/15/18	6,000		5,814
1,000		941	3,500		3,294	Series 2999, Class ND, 4.50%, 07/15/20	4,500		4,235
			1,296		232	Series 3007, Class AI, IO, 5.50%, 07/15/24	1,296		232
			667		420	Series 3014, Class OD, PO, 08/15/35	667		420
			766		417	Series 3044, Class VO, PO, 10/15/35	766		417
1,000		1,023	4,000		4,090	Series 3047, Class OB, 5.50%, 12/15/33	5,000		5,113
			2,500		2,549	Series 3064, Class OB, 5.50%, 07/15/29	2,500		2,549
608		501	1,216		1,002	Series 3068, Class AO, PO, 01/15/35	1,824		1,503
			3,593		3,629	Series 3081, Class CT, 5.50%, 04/15/24	3,593		3,629
			5,128		4,659	Series 3100, Class MA, VAR, 7.49%, 12/15/35 (i)	5,128		4,659
			876		892	Series 3101, Class EA, 6.00%, 06/15/20	876		892
774		597	2,323		1,792	Series 3117, Class EO, PO, 02/15/36	3,097		2,389
			3,073		2,208	Series 3117, Class OK, PO, 02/15/36	3,073		2,208
			106		103	Series 3122, Class ZB, 6.00%, 03/15/36	106		103
257		188	4,658		3,407	Series 3134, Class PO, PO, 03/15/36	4,915		3,595
845		619	5,574		4,086	Series 3138, Class PO, PO, 04/15/36	6,419		4,705
853		653	2,985		2,285	Series 3150, Class PO, PO, 05/15/36	3,838		2,938
359		253	1,198		842	Series 3158, Class LX, VAR, 0.00%, 05/15/36	1,557		1,095
1,000		1,029	2,000		2,058	Series 3162, Class OB, 6.00%, 11/15/30	3,000		3,087
			491		340	Series 3164, Class CF, VAR, 0.00%, 04/15/33	491		340
			2,514		2,550	Series 3174, Class CA, 5.50%, 02/15/26	2,514		2,550
			1,687		1,678	Series 3174, Class PX, 5.00%, 06/15/17	1,687		1,678
555		445	5,086		4,080	Series 3179, Class OA, PO, 07/15/36	5,641		4,525
365		389	1,148		1,227	Series 3189, Class SN, IF, 10.57%, 11/15/35	1,513		1,616
			3,229		3,119	Series 3193, Class FD, VAR, 3.32%, 07/15/36	3,229		3,119
			2,030		2,133	Series 3195, Class PD, 6.50%, 07/15/36	2,030		2,133
			2,407		1,734	Series 3218, Class AO, PO, 09/15/36	2,407		1,734
			2,097		1,648	Series 3233, Class OP, PO, 05/15/36	2,097		1,648
			1,619		1,634	Series 3253, Class A, 5.00%, 08/15/20	1,619		1,634
			2,317		1,689	Series 3256, Class PO, PO, 12/15/36	2,317		1,689
			6,465		459	Series 3260, Class CS, IF, IO, 3.67%, 01/15/37	6,465		459
			2,115		1,555	Series 3261, Class OA, PO, 01/15/37	2,115		1,555
			3,031		2,145	Series 3274, Class JO, PO, 02/15/37	3,031		2,145
			5,000		4,955	Series 3299, Class KB, 5.00%, 08/15/29	5,000		4,955
			829		561	Series 3318, Class AO, PO, 05/15/37	829		561
881		633	12,688		9,109	Series 3318, Class EO, PO, 05/15/37	13,569		9,742
			865		652	Series 3325, Class OB, PO, 06/15/37	865		652
			3,768		2,814	Series 3331, Class PO, PO, 06/15/37	3,768		2,814
			4,000		3,879	Series 3334, Class MC, 5.00%, 04/15/33	4,000		3,879
			8,504		571	Series 3344, Class SL, VAR, IO, 4.13%, 7/15/37	8,504		571
			4,477		4,589	Series 3356, Class PA, 6.00%, 11/15/26	4,477		4,589
			2,000		1,835	Series 3361, Class EF, VAR, 3.07%, 08/15/35	2,000		1,835
			47,139		1,439	Series 3430, Class AI, IO, 1.42%, 09/15/12	47,139		1,439
						Federal Home Loan Mortgage Corp. STRIPS,
			11		3	Series 134, Class B, IO, 9.00%, 04/01/22	11		3
452		72	11,664		1,868	Series 243, Class 16, IO, 4.50%, 11/15/20	12,116		1,940
						Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
286		291	1,388		1,414	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	1,674		1,705
249		264	875		925	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,124		1,189
2,465		2,527	4,327		4,436	Series T-54, Class 2A, 6.50%, 02/25/43	6,792		6,963
855		910	1,502		1,598	Series T-54, Class 3A, 7.00%, 02/25/43	2,357		2,508
233		192	654		540	Series T-58, Class APO, PO, 09/25/43	887		732
						Federal National Mortgage Association REMICS,
21		22	15		16	Series 1988-7, Class Z, 9.25%, 04/25/18	36		38
89		97	63		68	Series 1989-70, Class G, 8.00%, 10/25/19	152		165
39		43	23		26	Series 1989-78, Class H, 9.40%, 11/25/19	62		69
33		36	46		50	Series 1989-83, Class H, 8.50%, 11/25/19	79		86
32		35	45		49	Series 1989-89, Class H, 9.00%, 11/25/19	77		84
10		11	30		33	Series 1990-1, Class D, 8.80%, 01/25/20	40		44
16		18				Series 1990-7, Class B, 8.50%, 01/25/20	16		18
16		16	7		7	Series 1990-60, Class K, 5.50%, 06/25/20	23		23
16		17	13		14	Series 1990-63, Class H, 9.50%, 06/25/20	29		31
16		17	14		14	Series 1990-93, Class G, 5.50%, 08/25/20	30		31
—	(h)	2	—	(h)	3	Series 1990-94, Class H, HB, 505.00%, 08/25/20	—	(h)	5

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund		JPMorgan Intermediate Bond Fund		JPMorgan Core Bond Fund		JPMorgan Core Bond Fund			Combined Pro Forma		Combined Pro Forma

Principal ($)		Value ($)		Principal ($)		Value ($)		Security Description	Principal ($)		Value ($)

—	(h)	4		—	(h)	6		Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	—	(h)	10
79		82		52		54		Series 1990-102, Class J, 6.50%, 08/25/20	131		136
34		38		97		107		Series 1990-120, Class H, 9.00%, 10/25/20	131		145
7		7		8		9		Series 1990-134, Class SC, IF, 17.85%, 11/25/20	15		16
—	(h)	7		—	(h)	7		Series 1990-140, Class K, HB, IO, 652.15%, 12/25/20	—	(h)	14
—	(h)	1		—	(h)	2		Series 1991-7, Class K, HB, 907.68%, 02/25/21	—	(h)	3
				41		40		Series 1991-24, Class Z, 5.00%, 03/25/21	41		40
50		54						Series 1991-42, Class S, IF, 13.30%, 05/25/21	50		54
6		6						Series 1992-33, Class F, VAR, 3.46%, 03/25/22	6		6
				30		30		Series 1992-38, Class Z, 7.50%, 02/25/22	30		30
				7		8		Series 1992-101, Class J, 7.50%, 06/25/22	7		8
				236		242		Series 1992-136, Class PK, 6.00%, 08/25/22	236		242
45		45		157		159		Series 1992-143, Class MA, 5.50%, 09/25/22	202		204
				419		449		Series 1992-163, Class M, 7.75%, 09/25/22	419		449
				675		728		Series 1992-188, Class PZ, 7.50%, 10/25/22	675		728
				317		341		Series 1993-21, Class KA, 7.70%, 03/25/23	317		341
328		351		460		493		Series 1993-25, Class J, 7.50%, 03/25/23	788		844
				122		137		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	122		137
2,108		2,225						Series 1993-37, Class PX, 7.00%, 03/25/23	2,108		2,225
695		732						Series 1993-54, Class Z, 7.00%, 04/25/23	695		732
146		165		188		214		Series 1993-62, Class SA, IF, 13.93%, 04/25/23	334		379
187		196						Series 1993-122, Class M, 6.50%, 07/25/23	187		196
				2		2		Series 1993-164, Class SC, IF, 12.40%, 9/25/08	2		2
73		78		99		106		Series 1993-165, Class SD, IF, 8.85%, 09/25/23	172		184
				214		223		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	214		223
				400		413		Series 1993-167, Class GA, 7.00%, 09/25/23	400		413
1		1						Series 1993-170, Class SE, IF, 14.99%, 09/25/08	1		1
1		1		1		1		Series 1993-175, Class SA, IF, 13.19%, 09/25/08	2		2
309		322						Series 1993-178, Class PK, 6.50%, 09/25/23	309		322
				146		171		Series 1993-179, Class SB, IF, 17.37%, 10/25/23	146		171
				97		98		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	97		98
3,988		4,183						Series 1993-183, Class KA, 6.50%, 10/25/23	3,988		4,183
				—	(h)	—	(h)	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	—	(h)	—	(h)
2,449		2,558						Series 1993-189, Class PL, 6.50%, 10/25/23	2,449		2,558
7		7		5		5		Series 1993-190, Class S, IF, 10.57%, 10/25/08	12		12
2		2		2		2		Series 1993-196, Class FA, VAR, 3.73%, 10/25/08	4		4
				1		1		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	1		1
				5		5		Series 1993-197, Class SB, IF, 10.39%, 10/25/08	5		5
				559		556		Series 1993-199, Class FA, VAR, 3.05%, 10/25/23	559		556
				273		206		Series 1993-205, Class H, PO, 09/25/23	273		206
				508		542		Series 1993-220, Class SG, IF, 11.00%, 11/25/13	508		542
				23		23		Series 1993-221, Class FH, VAR, 3.60%, 12/25/08	23		23
				11		11		Series 1993-221, Class SE, IF, 9.50%, 12/25/08	11		11
320		346						Series 1993-225, Class SG, IF, 16.94%, 12/25/2013	320		346
				362		378		Series 1993-225, Class UB, 6.50%, 12/25/23	362		378
				93		93		Series 1993-230, Class FA, VAR, 3.10%, 12/25/23	93		93
				421		420		Series 1993-247, Class FE, VAR, 3.50%, 12/25/23	421		420
514		634						Series 1993-247, Class SA, IF, 18.48%, 12/25/2023	514		634
				195		224		Series 1993-247, Class SU, IF, 10.12%, 12/25/23	195		224
1,094		1,148		768		806		Series 1993-250, Class Z, 7.00%, 12/25/23	1,862		1,954
1,901		1,645		2,546		2,204		Series 1993-257, Class C, PO, 06/25/23	4,447		3,849
29		23						Series 1994-9, Class E, PO, 11/25/23	29		23
18		18		8		8		Series 1994-12, Class FC, VAR, 3.88%, 01/25/09	26		26
16		—	(h)					Series 1994-17, Class JB, IO, 6.50%, 02/25/09	16		—	(h)
3		3						Series 1994-20, Class Z, 6.50%, 02/25/09	3		3
				1		1		Series 1994-33, Class F, VAR, 2.90%, 03/25/09	1		1
				18		18		Series 1994-33, Class FA, VAR, 3.83%, 03/25/09	18		18
64		64		97		97		Series 1994-34, Class DZ, 6.00%, 03/25/09	161		161
				1,702		1,797		Series 1994-37, Class L, 6.50%, 03/25/24	1,702		1,797
				8,110		8,467		Series 1994-40, Class Z, 6.50%, 03/25/24	8,110		8,467
81		81		57		57		Series 1994-55, Class G, 6.75%, 12/25/23	138		138
				5,000		5,275		Series 1994-63, Class PK, 7.00%, 04/25/24	5,000		5,275
				213		227		Series 1995-2, Class Z, 8.50%, 01/25/25	213		227
				373		394		Series 1995-19, Class Z, 6.50%, 11/25/23	373		394
1,353		209		1,734		268		Series 1996-14, Class SE, IF, IO, 6.64%, 08/25/23	3,087		477
—	(h)	—	(h)	—	(h)	—	(h)	Series 1996-20, Class L, PO, 09/25/08	—	(h)	—	(h)
17		17		21		20		Series 1996-24, Class E, PO, 03/25/09	38		37
65		64		59		59		Series 1996-27, Class FC, VAR, 3.00%, 03/25/17	124		123
1		1		3		3		Series 1996-39, Class J, PO, 09/25/08	4		4
757		784						Series 1996-59, Class K, 6.50%, 07/25/23	757		784
125		130		146		153		Series 1996-59, Class J, 6.50%, 08/25/22	271		283
612		17						Series 1997-20, Class IB, IO, VAR, 1.84%, 03/25/27	612		17
623		22		1,543		54		Series 1997-20, Class IO, IO, VAR, 1.84%, 03/25/27	2,166		76
289		300		101		105		Series 1997-27, Class J, 7.50%, 04/18/27	390		405
262		279		169		179		Series 1997-29, Class J, 7.50%, 04/20/27	431		458
				1,689		1,771		Series 1997-32, Class PG, 6.50%, 04/25/27	1,689		1,771
572		602		1,113		1,171		Series 1997-39, Class PD, 7.50%, 05/20/27	1,685		1,773
				642		667		Series 1997-42, Class EN, 7.25%, 07/18/27	642		667
				177		185		Series 1997-42, Class ZC, 6.50%, 07/18/27	177		185
				16		—	(h)	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	16		—	(h)
				2,489		2,625		Series 1997-61, Class ZC, 7.00%, 02/25/23	2,489		2,625
258		63		467		113		Series 1997-81, Class PI, IO, 7.00%, 12/18/27	725		176

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

43	35	87	70	Series 1998-4, Class C, PO, 04/25/23	130	105
10	10	15	15	Series 1998-27, Class B, PO, 12/25/08	25	25
558	570	1,958	2,000	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,516	2,570
		585	168	Series 1998-43, Class SA, IF, IO, 13.62%, 04/25/23	585	168
		965	102	Series 1998-66, Class SB, IF, IO, 5.68%, 12/25/28	965	102
		479	496	Series 1999-17, Class C, 6.35%, 04/25/29	479	496
		2,084	2,022	Series 1999-18, Class Z, 5.50%, 04/18/29	2,084	2,022
		1,105	104	Series 1999-38, Class SK, IF, IO, 5.58%, 8/25/23	1,105	104
		271	304	Series 1999-52, Class NS, IF, 16.46%, 10/25/23	271	304
		664	708	Series 1999-62, Class PB, 7.50%, 12/18/29	664	708
1,483	1,592	2,082	2,236	Series 2000-2, Class ZE, 7.50%, 02/25/30	3,565	3,828
		889	87	Series 2000-20, Class SA, IF, IO, 6.63%, 7/25/30	889	87
		157	43	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	157	43
708	752	957	1,017	Series 2001-4, Class PC, 7.00%, 03/25/21	1,665	1,769
988	1,017	793	816	Series 2001-5, Class OW, 6.00%, 03/25/16	1,781	1,833
		681	713	Series 2001-7, Class PF, 7.00%, 03/25/31	681	713
		2,816	2,934	Series 2001-7, Class PR, 6.00%, 03/25/16	2,816	2,934
		3,303	3,431	Series 2001-10, Class PR, 6.00%, 04/25/16	3,303	3,431
		1,659	1,746	Series 2001-30, Class PM, 7.00%, 07/25/31	1,659	1,746
		1,196	1,229	Series 2001-31, Class VD, 6.00%, 05/25/31	1,196	1,229
2,099	473	3,085	696	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	5,184	1,169
1,462	1,541	1,668	1,758	Series 2001-36, Class DE, 7.00%, 08/25/31	3,130	3,299
		3,587	3,759	Series 2001-44, Class MY, 7.00%, 09/25/31	3,587	3,759
368	385	646	676	Series 2001-44, Class PD, 7.00%, 09/25/31	1,014	1,061
		763	799	Series 2001-44, Class PU, 7.00%, 09/25/31	763	799
2,009	2,101	5,334	5,578	Series 2001-48, Class Z, 6.50%, 09/25/21	7,343	7,679
		238	239	Series 2001-49, Class DQ, 6.00%, 11/25/15	238	239
419	436	687	715	Series 2001-49, Class Z, 6.50%, 09/25/31	1,106	1,151
		531	552	Series 2001-52, Class KB, 6.50%, 10/25/31	531	552
499	509	280	286	Series 2001-52, Class XM, 6.50%, 11/25/10	779	795
		1,914	2,003	Series 2001-52, Class XN, 6.50%, 11/25/15	1,914	2,003
549	550	551	552	Series 2001-61, Class VB, 7.00%, 12/25/16	1,100	1,102
		5,053	5,264	Series 2001-61, Class Z, 7.00%, 11/25/31	5,053	5,264
363	365			Series 2001-71, Class GU, 6.00%, 05/25/14	363	365
1,358	1,407	953	988	Series 2001-71, Class MB, 6.00%, 12/25/16	2,311	2,395
1,693	1,753	2,133	2,210	Series 2001-71, Class QE, 6.00%, 12/25/16	3,826	3,963
		507	509	Series 2001-72, Class SX, IF, 11.71%, 12/25/31	507	509
9,520	9,914	2,844	2,962	Series 2001-74, Class MB, 6.00%, 12/25/16	12,364	12,876
912	936	2,167	2,223	Series 2001-80, Class PE, 6.00%, 07/25/29	3,079	3,159
367	271			Series 2001-81, Class LO, PO, 01/25/32	367	271
893	933	627	655	Series 2002-1, Class HC, 6.50%, 02/25/22	1,520	1,588
338	385	627	714	Series 2002-1, Class SA, IF, 17.15%, 02/25/32	965	1,099
		421	459	Series 2002-1, Class UD, IF, 15.75%, 12/25/23	421	459
767	789	2,477	2,549	Series 2002-2, Class UC, 6.00%, 02/25/17	3,244	3,338
1,683	1,743	7,285	7,546	Series 2002-3, Class OG, 6.00%, 02/25/17	8,968	9,289
		1,561	1,617	Series 2002-7, Class OG, 6.00%, 03/25/17	1,561	1,617
		5,107	5,290	Series 2002-7, Class TG, 6.00%, 03/25/17	5,107	5,290
266	270	467	474	Series 2002-8, Class SR, IF, 11.28%, 03/25/09	733	744
		1,288	1,311	Series 2002-11, Class QG, 5.50%, 03/25/17	1,288	1,311
		5,187	314	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	5,187	314
		94	100	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	94	100
		8,150	8,445	Series 2002-16, Class PG, 6.00%, 04/25/17	8,150	8,445
4,865	4,974	9,941	10,163	Series 2002-18, Class PC, 5.50%, 04/25/17	14,806	15,137
		1,579	1,635	Series 2002-19, Class PE, 6.00%, 04/25/17	1,579	1,635
		285	207	Series 2002-21, Class LO, PO, 04/25/32	285	207
1,171	1,217	2,301	2,392	Series 2002-21, Class PE, 6.50%, 04/25/32	3,472	3,609
1,595	1,650	1,680	1,738	Series 2002-24, Class AJ, 6.00%, 04/25/17	3,275	3,388
1,099	1,143	5,405	5,619	Series 2002-28, Class PK, 6.50%, 05/25/32	6,504	6,762
		2,994	3,170	Series 2002-31, Class S, IF, 13.39%, 05/25/17	2,994	3,170
1,520	1,587	1,601	1,672	Series 2002-37, Class Z, 6.50%, 06/25/32	3,121	3,259
		17,787	18,424	Series 2002-38, Class QE, 6.00%, 06/25/17	17,787	18,424
		1,120	1,162	Series 2002-42, Class C, 6.00%, 07/25/17	1,120	1,162
		5,601	5,942	Series 2002-48, Class GH, 6.50%, 11/25/32	5,601	5,942
		1,008	1,023	Series 2002-55, Class QE, 5.50%, 09/25/17	1,008	1,023
2,709	2,763	14,267	14,550	Series 2002-56, Class UC, 5.50%, 09/25/17	16,976	17,313
		6,340	6,469	Series 2002-57, Class AE, 5.50%, 09/25/17	6,340	6,469
781	784			Series 2002-59, Class AC, 6.00%, 03/25/28	781	784
1,237	1,244	707	711	Series 2002-61, Class PE, 5.50%, 05/25/16	1,944	1,955
		1,629	1,639	Series 2002-63, Class KC, 5.00%, 10/25/17	1,629	1,639
1,000	995	8,500	8,457	Series 2002-71, Class KM, 5.00%, 11/25/17	9,500	9,452
		454	461	Series 2002-73, Class S, IF, 10.07%, 11/25/09	454	461
		3,783	3,811	Series 2002-73, Class TE, 5.50%, 03/25/29	3,783	3,811
3,190	3,219	4,480	4,520	Series 2002-74, Class LD, 5.00%, 01/25/16	7,670	7,739
3,988	4,018	6,161	6,207	Series 2002-74, Class PD, 5.00%, 11/25/15	10,149	10,225
3,840	3,890	4,162	4,215	Series 2002-74, Class VB, 6.00%, 11/25/31	8,002	8,105
		2,247	2,159	Series 2002-77, Class S, IF, 9.95%, 12/25/32	2,247	2,159
		3,396	3,573	Series 2002-83, Class CS, 6.88%, 08/25/23	3,396	3,573
1,743	1,760			Series 2002-84, Class VB, 5.50%, 04/25/15	1,743	1,760
244	34	513	72	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	757	106
		529	524	Series 2002-93, Class PD, 3.50%, 02/25/29	529	524
1,595	1,614	4,621	4,676	Series 2002-94, Class BK, 5.50%, 01/25/18	6,216	6,290
1,000	40	1,053	42	Series 2003-8, Class SB, IF, IO, 5.18%, 03/25/16	2,053	82

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		2,556	2,654	Series 2003-9, Class NZ, 6.50%, 02/25/33	2,556	2,654
798	632	3,752	2,970	Series 2003-22, Class UD, 4.00%, 04/25/33	4,550	3,602
		952	937	Series 2003-27, Class DW, 4.50%, 04/25/17	952	937
		1,400	1,380	Series 2003-32, Class KC, 5.00%, 05/25/18	1,400	1,380
		2,614	2,629	Series 2003-34, Class AX, 6.00%, 05/25/33	2,614	2,629
		2,256	2,187	Series 2003-34, Class ED, 6.00%, 05/25/33	2,256	2,187
640	624			Series 2003-34, Class GB, 6.00%, 03/25/33	640	624
1,199	1,164			Series 2003-34, Class GE, 6.00%, 05/25/33	1,199	1,164
286	77	1,053	282	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	1,339	359
		1,960	1,872	Series 2003-39, Class LW, 5.50%, 05/25/23	1,960	1,872
		2,800	2,830	Series 2003-41, Class PE, 5.50%, 05/25/23	2,800	2,830
		1,092	976	Series 2003-42, Class GB, 4.00%, 05/25/33	1,092	976
1,595	1,527	1,120	1,072	Series 2003-47, Class PE, 5.75%, 06/25/33	2,715	2,599
673	736	1,610	1,761	Series 2003-52, Class SX, IF, 15.53%, 10/25/31	2,283	2,497
		1,057	1,053	Series 2003-60, Class NJ, 5.00%, 07/25/21	1,057	1,053
664	514	1,165	902	Series 2003-64, Class SX, IF, 7.59%, 07/25/33	1,829	1,416
		1,568	67	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	1,568	67
		640	691	Series 2003-67, Class VQ, 7.00%, 01/25/19	640	691
		549	518	Series 2003-68, Class QP, 3.00%, 07/25/22	549	518
1,539	913	2,594	1,538	Series 2003-71, Class DS, IF, 4.18%, 08/25/33	4,133	2,451
		697	482	Series 2003-74, Class SH, IF, 5.72%, 08/25/33	697	482
4,645	563	13,800	1,672	Series 2003-80, Class SY, IF, IO, 5.18%, 06/25/23	18,445	2,235
		1,580	1,520	Series 2003-81, Class LC, 4.50%, 09/25/18	1,580	1,520
		2,000	1,986	Series 2003-82, Class VB, 5.50%, 08/25/33	2,000	1,986
1,595	1,576	7,281	7,194	Series 2003-83, Class PG, 5.00%, 06/25/23	8,876	8,770
425	399	1,788	1,681	Series 2003-91, Class SD, IF, 8.38%, 09/25/33	2,213	2,080
		1,323	1,259	Series 2003-92, Class GA, 4.50%, 09/25/18	1,323	1,259
		499	427	Series 2003-92, Class SH, IF, 6.34%, 09/25/18	499	427
1,196	856	3,360	2,404	Series 2003-106, Class US, IF, 5.37%, 11/25/23	4,556	3,260
		449	376	Series 2003-106, Class WS, IF, 6.40%, 02/25/23	449	376
		1,000	1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	1,000	1,000
2,989	299	8,395	840	Series 2003-116, Class SB, IF, IO, 5.13%, 11/25/33	11,384	1,139
2,161	1,970	6,000	5,469	Series 2003-117, Class JB, 3.50%, 06/25/33	8,161	7,439
		2,240	2,206	Series 2003-122, Class TE, 5.00%, 12/25/22	2,240	2,206
		1,966	1,914	Series 2003-124, Class SV, IF, 8.04%, 03/25/31	1,966	1,914
798	799	1,680	1,682	Series 2003-128, Class KE, 4.50%, 01/25/14	2,478	2,481
		3,300	3,085	Series 2003-128, Class NG, 4.00%, 01/25/19	3,300	3,085
953	933	1,525	1,493	Series 2003-130, Class SX, IF, 7.81%, 01/25/34	2,478	2,426
		1,400	1,014	Series 2003-132, Class OA, PO, 08/25/33	1,400	1,014
		2,634	2,641	Series 2004-1, Class DL, 4.50%, 02/25/18	2,634	2,641
		6,617	732	Series 2004-4, Class QI, IF, IO, 4.63%, 06/25/33	6,617	732
		4,922	4,724	Series 2004-4, Class QM, IF, 9.26%, 06/25/33	4,922	4,724
1,249	1,415	3,508	3,974	Series 2004-10, Class SC, IF, 18.71%, 02/25/34	4,757	5,389
1,193	777	2,955	1,923	Series 2004-14, Class SD, IF, 5.37%, 03/25/34	4,148	2,700
1,000	923			Series 2004-21, Class AE, 4.00%, 04/25/19	1,000	923
250	125	2,460	1,225	Series 2004-21, Class CO, PO, 04/25/34	2,710	1,350
		1,001	931	Series 2004-22, Class A, 4.00%, 04/25/19	1,001	931
1,595	1,609	1,680	1,694	Series 2004-25, Class PC, 5.50%, 01/25/34	3,275	3,303
903	938	6,976	7,245	Series 2004-25, Class SA, IF, 12.73%, 04/25/34	7,879	8,183
		8,100	7,386	Series 2004-27, Class HB, 4.00%, 05/25/19	8,100	7,386
1,037	1,039	1,120	1,122	Series 2004-36, Class PC, 5.50%, 02/25/34	2,157	2,161
1,443	1,488	5,547	5,719	Series 2004-36, Class SA, IF, 12.73%, 05/25/34	6,990	7,207
		2,471	2,362	Series 2004-36, Class SN, IF, 9.26%, 07/25/33	2,471	2,362
		11,580	657	Series 2004-46, Class HS, IF, IO, 3.53%, 05/25/30	11,580	657
		1,849	1,896	Series 2004-46, Class QB, IF, 14.11%, 05/25/34	1,849	1,896
		2,375	2,249	Series 2004-51, Class SY, IF, 9.30%, 07/25/34	2,375	2,249
		1,400	1,408	Series 2004-53, Class NC, 5.50%, 07/25/24	1,400	1,408
		2,487	1,888	Series 2004-59, Class BG, PO, 12/25/32	2,487	1,888
		903	850	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	903	850
1,131	1,060	1,120	1,050	Series 2004-76, Class CL, 4.00%, 10/25/19	2,251	2,110
		2,087	2,165	Series 2004-79, Class SP, IF, 13.00%, 11/25/34	2,087	2,165
		2,000	1,867	Series 2004-81, Class AC, 4.00%, 11/25/19	2,000	1,867
		2,608	2,614	Series 2004-89, Class EA, IF, 8.65%, 01/25/34	2,608	2,614
		3,010	3,066	Series 2004-92, Class BX, 5.50%, 09/25/34	3,010	3,066
		1,960	1,855	Series 2004-92, Class JO, PO, 12/25/34	1,960	1,855
		1,376	1,399	Series 2005-27, Class TH, 5.50%, 07/25/31	1,376	1,399
		755	762	Series 2005-47, Class AN, 5.00%, 12/25/16	755	762
504	523	755	785	Series 2005-52, Class PA, 6.50%, 06/25/35	1,259	1,308
		8,064	661	Series 2005-56, Class S, IF, IO, 4.24%, 07/25/35	8,064	661
		1,984	1,903	Series 2005-66, Class SG, IF, 11.20%, 07/25/35	1,984	1,903
		1,500	1,437	Series 2005-68, Class BC, 5.25%, 06/25/35	1,500	1,437
1,985	2,003	7,940	8,013	Series 2005-68, Class PG, 5.50%, 08/25/35	9,925	10,016
		2,500	2,411	Series 2005-68, Class UC, 5.00%, 06/25/35	2,500	2,411
2,309	2,356	11,547	11,781	Series 2005-84, Class XM, 5.75%, 10/25/35	13,856	14,137
		831	774	Series 2005-86, Class GB, 5.00%, 10/25/35	831	774
		1,169	609	Series 2005-98, Class GO, PO, 11/25/35	1,169	609
		10,000	10,300	Series 2005-109, Class PB, 6.00%, 01/25/34	10,000	10,300
		1,000	1,018	Series 2005-109, Class PC, 6.00%, 12/25/35	1,000	1,018
2,620	2,668	26,000	26,479	Series 2005-110, Class GJ, 5.50%, 11/25/30	28,620	29,147
		17,500	17,289	Series 2005-110, Class GK, 5.50%, 08/25/34	17,500	17,289
		5,659	5,398	Series 2005-110, Class GL, 5.50%, 12/25/35	5,659	5,398
		2,840	2,847	Series 2005-110, Class MN, 5.50%, 06/25/35	2,840	2,847

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund		JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund			Combined Pro Forma		Combined Pro Forma

Principal ($)		Value ($)	Principal ($)		Value ($)		Security Description	Principal ($)		Value ($)

			2,500		2,572		Series 2005-116, Class PB, 6.00%, 04/25/34	2,500		2,572
5,000		5,150	30,000		30,899		Series 2005-118, Class ME, 6.00%, 01/25/32	35,000		36,049
			15,000		15,335		Series 2005-118, Class PN, 6.00%, 01/25/32	15,000		15,335
			840		517		Series 2005-123, Class LO, PO, 01/25/36	840		517
355		292	4,965		4,083		Series 2006-15, Class OT, PO, 01/25/36	5,320		4,375
			1,900		1,456		Series 2006-16, Class OA, PO, 03/25/36	1,900		1,456
789		598	2,761		2,093		Series 2006-22, Class AO, PO, 04/25/36	3,550		2,691
			3,229		2,486		Series 2006-23, Class KO, PO, 04/25/36	3,229		2,486
			2,000		1,980		Series 2006-39, Class WC, 5.50%, 01/25/36	2,000		1,980
			2,141		1,614		Series 2006-43, Class PO, PO, 06/25/36	2,141		1,614
			3,782		2,910		Series 2006-44, Class GO, PO, 06/25/36	3,782		2,910
			11,605		8,826		Series 2006-44, Class P, PO, 12/25/33	11,605		8,826
			2,000		1,974		Series 2006-46, Class UC, 5.50%, 12/25/35	2,000		1,974
			13,522		10,263		Series 2006-50, Class JO, PO, 06/25/36	13,522		10,263
			19,351		14,703		Series 2006-50, Class PS, PO, 06/25/36	19,351		14,703
			1,555		1,200		Series 2006-58, Class AP, PO, 07/25/36	1,555		1,200
			2,338		1,794		Series 2006-58, Class PO, PO, 07/25/36	2,338		1,794
839		655	6,522		5,096		Series 2006-59, Class QO, PO, 01/25/33	7,361		5,751
765		586	3,670		2,811		Series 2006-65, Class QO, PO, 07/25/36	4,435		3,397
384		296	7,688		5,916		Series 2006-72, Class GO, PO, 08/25/36	8,072		6,212
			2,146		1,676		Series 2006-72, Class TO, PO, 08/25/36	2,146		1,676
1,500		1,579	9,000		9,473		Series 2006-77, Class PC, 6.50%, 08/25/36	10,500		11,052
			3,118		2,422		Series 2006-90, Class AO, PO, 09/25/36	3,118		2,422
			1,034		1,045		Series 2006-102, Class PA, 5.00%, 08/25/26	1,034		1,045
			1,019		772		Series 2006-109, Class PO, PO, 11/25/36	1,019		772
1,694		1,241	8,468		6,202		Series 2006-110, Class PO, PO, 11/25/36	10,162		7,443
			3,964		2,923		Series 2006-111, Class EO, PO, 11/25/36	3,964		2,923
			2,545		1,886		Series 2006-115, Class OK, PO, 12/25/36	2,545		1,886
			4,209		3,227		Series 2006-119, Class PO, PO, 12/25/36	4,209		3,227
			1,300		1,280		Series 2006-128, Class BP, 5.50%, 01/25/37	1,300		1,280
			2,009		1,515		Series 2006-128, Class PO, PO, 01/25/37	2,009		1,515
			3,309		3,201		Series 2007-2, Class FA, VAR, 2.67%, 02/25/37	3,309		3,201
			21,577		1,691		Series 2007-7, Class SG, IF, IO, 4.03%, 08/25/36	21,577		1,691
			3,669		2,776		Series 2007-14, Class OP, PO, 03/25/37	3,669		2,776
			3,815		3,113		Series 2007-15, Class NO, PO, 03/25/22	3,815		3,113
			41,067		39,676		Series 2007-16, Class FC, VAR, 3.22%, 03/25/37	41,067		39,676
			7,481		480		Series 2007-22, Class SC, IF, IO, 3.61%, 03/25/37	7,481		480
			34,604		2,192		Series 2007-35, Class SI, VAR, IO, 3.63%, 04/25/37	34,604		2,192
			1,500		1,456		Series 2007-47, Class PC, 5.00%, 07/25/33	1,500		1,456
			8,771		592		Series 2007-54, Class WI, IF, IO, 3.63%, 06/25/37	8,771		592
			2,000		1,941		Series 2007-79, Class PC, 5.00%, 01/25/32	2,000		1,941
			4,464		4,447		Series 2007-84, Class PG, 6.00%, 12/25/36	4,464		4,447
			16,442		16,169		Series 2007-106, Class A7, VAR, 6.24%, 10/25/37	16,442		16,169
			1,885		399		Series 2007-118, Class IO, IO, 6.00%, 06/25/36	1,885		399
1,879		136	37,588		2,710		Series 2008-16, Class IS, IF, IO, 3.73%, 03/25/38	39,467		2,846
			17,401		1,548		Series 2008-27, Class SN, IF, IO, 4.43%, 04/25/38	17,401		1,548
			971		626		Series 2008-44, Class PO, PO, 05/25/38	971		626
			2,008		389		Series 2008-59, Class IG, IO, 5.50%, 11/25/34	2,008		389
28		30					Series G-14, Class L, 8.50%, 06/25/21	28		30
			2		32		Series G-17, Class S, HB, VAR, 825.84%, 06/25/21	2		32
141		155					Series G-18, Class Z, 8.75%, 06/25/21	141		155
42		43					Series G-22, Class G, 6.00%, 12/25/16	42		43
			134		144		Series G-28, Class S, IF, 12.60%, 09/25/21	134		144
97		106	103		112		Series G-35, Class M, 8.75%, 10/25/21	200		218
			42		52		Series G-51, Class SA, IF, 19.53%, 12/25/21	42		52
			148		151		Series G92-15, Class Z, 7.00%, 01/25/22	148		151
—	(h)	20	—	(h)	50		Series G92-27, Class SQ, HB, IF, 8,883.36%, 05/25/22	—	(h)	70
410		437	533		567		Series G92-35, Class E, 7.50%, 07/25/22	943		1,004
			—	(h)	13		Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/22	—	(h)	13
24		26	60		63		Series G92-42, Class Z, 7.00%, 07/25/22	84		89
583		625	2,816		3,018		Series G92-44, Class ZQ, 8.00%, 07/25/22	3,399		3,643
			1,614		1,662		Series G92-45, Class Z, 6.00%, 08/25/22	1,614		1,662
			82		79		Series G92-52, Class FD, VAR, 2.52%, 09/25/22	82		79
451		482	740		789		Series G92-54, Class ZQ, 7.50%, 09/25/22	1,191		1,271
			90		86		Series G92-59, Class F, VAR, 3.53%, 10/25/22	90		86
			169		177		Series G92-61, Class Z, 7.00%, 10/25/22	169		177
			133		113		Series G92-62, Class B, PO, 10/25/22	133		113
			594		640		Series G93-1, Class KA, 7.90%, 01/25/23	594		640
91		94	128		132		Series G93-5, Class Z, 6.50%, 02/25/23	219		226
			171		177		Series G93-14, Class J, 6.50%, 03/25/23	171		177
			414		386		Series G93-17, Class SI, IF, 6.00%, 04/25/23	414		386
			395		384		Series G93-27, Class FD, VAR, 3.38%, 08/25/23	395		384
			95		79		Series G93-37, Class H, PO, 09/25/23	95		79
102		112	127		139		Series G95-1, Class C, 8.80%, 01/25/25	229		251
							Federal National Mortgage Association STRIPS,
			15		3		Series 23, Class 2, IO, 10.00%, 09/01/17	15		3
5		1	2		—	(h)	Series 50, Class 2, IO, 10.50%, 03/01/19	7		1
32		8	65		17		Series 218, Class 2, IO, 7.50%, 04/01/23	97		25
			54		58		Series 265, Class 2, 9.00%, 03/01/24	54		58
478		347	1,677		1,218		Series 329, Class 1, PO, 01/01/33	2,155		1,565
1,103		774	2,013		1,414		Series 340, Class 1, PO, 09/01/33	3,116		2,188
			1,313		201		Series 368, Class 3, IO, 4.50%, 11/01/20	1,313		201

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund			Combined Pro Forma		Combined Pro Forma

Principal ($)	Value ($)	Principal ($)		Value ($)		Security Description	Principal ($)		Value ($)

		—	(h)	—	(h)	Series K, Class 2, HB, 256.00%, 11/01/08	—	(h)	—	(h)
						Federal National Mortgage Association Whole Loan,
173	8	422		18		Series 2002-W5, Class A10, IF, IO, 5.63%, 11/25/30	595		26
1,171	1,205	2,569		2,644		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,740		3,849
		859		894		Series 2003-W1, Class 2A, 7.50%, 12/25/42	859		894
337	355	450		474		Series 2003-W4, Class 2A, 6.50%, 10/25/42	787		829
1,001	1,072	3,055		3,274		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	4,056		4,346
		6,848				Federal National Mortgage Corp. REMICS,	6,848
				4,303		Series 3286, Class PO, PO, 03/15/37			4,303
						Government National Mortgage Association,
341	361	2,018		2,135		Series 1994-3, Class PQ, 7.49%, 07/16/24	2,359		2,496
1,172	1,234	1,185		1,247		Series 1994-4, Class KQ, 7.99%, 07/16/24	2,357		2,481
2,393	2,507	6,721		7,042		Series 1994-7, Class PQ, 6.50%, 10/16/24	9,114		9,549
489	529					Series 1995-3, Class DQ, 8.05%, 06/16/25	489		529
129	139					Series 1995-7, Class CQ, 7.50%, 09/16/25	129		139
991	1,037	957		1,001		Series 1996-16, Class E, 7.50%, 08/16/26	1,948		2,038
		1,460		1,536		Series 1997-8, Class PN, 7.50%, 05/16/27	1,460		1,536
		331		343		Series 1997-11, Class D, 7.50%, 07/20/27	331		343
205	217	776		823		Series 1998-26, Class K, 7.50%, 09/17/25	981		1,040
3,351	3,394	4,538		4,596		Series 1999-4, Class ZB, 6.00%, 02/20/29	7,889		7,990
2,983	3,123	3,918		4,103		Series 1999-10, Class ZC, 6.50%, 04/20/29	6,901		7,226
		417		425		Series 1999-15, Class E, 6.50%, 01/16/29	417		425
396	40	690		69		Series 1999-30, Class S, IF, IO, 6.13%, 08/16/29	1,086		109
		43		44		Series 1999-33, Class SM, IF, 9.20%, 09/16/29	43		44
		818		875		Series 1999-40, Class ZW, 7.50%, 11/20/29	818		875
373	395	1,310		1,388		Series 1999-41, Class Z, 8.00%, 11/16/29	1,683		1,783
255	274	358		385		Series 1999-44, Class PC, 7.50%, 12/20/29	613		659
		6,301		6,949		Series 1999-44, Class ZC, 8.50%, 12/16/29	6,301		6,949
		1,168		1,238		Series 1999-44, Class ZG, 8.00%, 12/20/29	1,168		1,238
608	651	928		995		Series 2000-6, Class Z, 7.50%, 02/20/30	1,536		1,646
107	116	450		487		Series 2000-9, Class Z, 8.00%, 06/20/30	557		603
2,531	2,745	4,845		5,254		Series 2000-9, Class ZJ, 8.50%, 02/16/30	7,376		7,999
		857		1,107		Series 2000-12, Class ST, HB, IF, 27.18%, 02/16/30	857		1,107
1,002	1,054	1,055		1,110		Series 2000-14, Class PD, 7.00%, 02/16/30	2,057		2,164
292	313	308		330		Series 2000-16, Class ZN, 7.50%, 02/16/30	600		643
		6,372		7,008		Series 2000-21, Class Z, 9.00%, 03/16/30	6,372		7,008
		1,028		1,139		Series 2000-26, Class TZ, 8.50%, 09/20/30	1,028		1,139
		322		321		Series 2000-26, Class Z, 7.75%, 09/20/30	322		321
		63		67		Series 2000-30, Class ST, IF, 11.05%, 12/16/22	63		67
		950		1,065		Series 2000-31, Class Z, 9.00%, 10/20/30	950		1,065
		278		28		Series 2000-34, Class SG, IF, IO, 6.06%, 10/20/30	278		28
		544		592		Series 2000-35, Class ZA, 9.00%, 11/20/30	544		592
		79		18		Series 2000-36, Class IK, IO, 9.00%, 11/16/30	79		18
1,507	1,551	397		409		Series 2000-37, Class B, 8.00%, 12/20/30	1,904		1,960
125	128	219		225		Series 2000-38, Class AH, 7.15%, 12/20/30	344		353
		437		44		Series 2001-4, Class SJ, IF, IO, 5.68%, 01/19/30	437		44
		698		73		Series 2001-6, Class SD, IF, IO, 6.08%, 03/16/31	698		73
960	999	1,059		1,102		Series 2001-7, Class PK, 6.50%, 03/20/31	2,019		2,101
		2,919		3,021		Series 2001-8, Class Z, 6.50%, 03/20/31	2,919		3,021
52	53	48		50		Series 2001-32, Class WA, IF, 13.95%, 07/20/31	100		103
		712		72		Series 2001-35, Class SA, IF, IO, 5.78%, 08/16/31	712		72
		555		49		Series 2001-36, Class S, IF, IO, 5.58%, 08/16/31	555		49
1,595	1,656	2,800		2,907		Series 2001-64, Class MQ, 6.50%, 12/20/31	4,395		4,563
		673		58		Series 2002-3, Class SP, IF, IO, 4.92%, 01/16/32	673		58
351	368	1,233		1,291		Series 2002-7, Class PG, 6.50%, 01/20/32	1,584		1,659
		3,071		326		Series 2002-24, Class AG, IF, IO, 5.48%, 04/16/32	3,071		326
		290		275		Series 2002-24, Class SB, IF, 8.23%, 04/16/32	290		275
489	49					Series 2002-31, Class S, IF, IO, 6.23%,	489		49
		7,514		857		Series 2002-31, Class SE, IF, IO, 5.03%, 04/16/30	7,514		857
1,342	1,397	2,451		2,550		Series 2002-40, Class UK, 6.50%, 06/20/32	3,793		3,947
		121		120		Series 2002-41, Class SV, IF, 9.00%, 06/16/32	121		120
5,852	6,083	9,339		9,709		Series 2002-45, Class QE, 6.50%, 06/20/32	15,191		15,792
1,449	1,509	3,612		3,761		Series 2002-47, Class PG, 6.50%, 07/16/32	5,061		5,270
1,595	1,627					Series 2002-47, Class PY, 6.00%, 07/20/32	1,595		1,627
1,613	1,658	6,003		6,172		Series 2002-47, Class ZA, 6.50%, 07/20/32	7,616		7,830
128	153	169		201		Series 2002-51, Class SG, IF, 21.79%, 04/20/31	297		354
		4,629		4,823		Series 2002-52, Class GH, 6.50%, 07/20/32	4,629		4,823
761	790	1,483		1,541		Series 2002-54, Class GB, 6.50%, 08/20/32	2,244		2,331
		1,989		2,037		Series 2002-70, Class AV, 6.00%, 03/20/12	1,989		2,037
		5,080		500		Series 2002-70, Class PS, IF, IO, 5.23%, 08/20/32	5,080		500
		1,411		1,382		Series 2002-75, Class PB, 6.00%, 11/20/32	1,411		1,382
443	453	1,088		1,112		Series 2002-79, Class KV, 6.00%, 11/20/13	1,531		1,565
		658		665		Series 2002-80, Class EB, 7.00%, 01/20/32	658		665
4,598	4,709	2,421		2,480		Series 2002-88, Class VA, 6.00%, 12/20/17	7,019		7,189
1,011	133	2,130		279		Series 2003-4, Class NI, IO, 5.50%, 01/20/32	3,141		412
894	914	1,255		1,284		Series 2003-4, Class NY, 5.50%, 12/20/13	2,149		2,198
		2,169		1,814		Series 2003-8, Class PO, PO, 01/16/32	2,169		1,814
		3,650		362		Series 2003-11, Class SK, IF, IO, 5.23%, 02/16/33	3,650		362
		1,693		193		Series 2003-12, Class SP, IF, IO, 5.23%, 02/20/33	1,693		193
281	223	395		314		Series 2003-24, Class PO, PO, 03/16/33	676		537
		2,000		1,658		Series 2003-34, Class TO, PO, 02/16/32	2,000		1,658
		1,960		2,113		Series 2003-40, Class TC, 7.50%, 03/20/33	1,960		2,113

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

1,196	1,225	1,960	2,008	Series 2003-40, Class TJ, 6.50%, 03/20/33	3,156	3,233
		1,120	1,146	Series 2003-46, Class MG, 6.50%, 05/20/33	1,120	1,146
		2,072	2,147	Series 2003-46, Class TC, 6.50%, 03/20/33	2,072	2,147
1,155	873	1,319	996	Series 2003-52, Class AP, PO, 06/16/33	2,474	1,869
		3,196	3,354	Series 2003-58, Class BE, 6.50%, 01/20/33	3,196	3,354
		4,114	341	Series 2003-76, Class LS, IF, IO, 4.73%, 09/20/31	4,114	341
		467	378	Series 2003-90, Class PO, PO, 10/20/33	467	378
157	2	566	9	Series 2003-95, Class SC, IF, IO, 4.53%, 09/17/31	723	11
		1,805	1,826	Series 2003-98, Class PC, 5.00%, 02/20/29	1,805	1,826
		5,677	553	Series 2003-112, Class SA, IF, IO, 4.08%, 12/16/33	5,677	553
		13,434	965	Series 2004-11, Class SW, IF, IO, 3.03%, 02/20/34	13,434	965
		1,213	1,248	Series 2004-27, Class VJ, 6.00%, 02/20/15	1,213	1,248
241	236	1,539	1,507	Series 2004-28, Class S, IF, 12.88%, 04/16/34	1,780	1,743
		6,607	5,206	Series 2004-46, Class PO, PO, 06/20/34	6,607	5,206
		21,769	1,806	Series 2004-68, Class SA, IF, IO, 4.33%, 05/20/31	21,769	1,806
502	494	2,277	2,239	Series 2004-73, Class AE, IF, 9.77%, 08/17/34	2,779	2,733
		15,643	1,650	Series 2004-73, Class JL, IF, IO, 4.08%, 9/16/34	15,643	1,650
		3,105	3,084	Series 2004-83, Class AP, IF, 8.93%, 10/16/34	3,105	3,084
		28,459	3,013	Series 2005-3, Class SK, IF, IO, 4.28%, 1/20/35	28,459	3,013
		29,283	3,486	Series 2005-17, Class SL, IF, IO, 4.23%, 7/20/34	29,283	3,486
		4,203	4,071	Series 2005-44, Class SP, IF, 7.26%, 10/20/34	4,203	4,071
		3,507	932	Series 2005-56, Class IC, IO, 5.50%, 07/20/35	3,507	932
		6,798	732	Series 2005-69, Class SY, IF, IO, 4.28%, 11/20/33	6,798	732
		3,303	2,560	Series 2005-82, Class PO, PO, 10/20/35	3,303	2,560
358	271	7,167	5,422	Series 2006-16, Class OP, PO, 03/20/36	7,525	5,693
		1,661	1,616	Series 2006-57, Class PZ, 5.57%, 10/20/36	1,661	1,616
		10,160	7,485	Series 2007-17, Class JO, PO, 04/16/37	10,160	7,485
		3,204	2,407	Series 2007-28, Class BO, PO, 05/20/37	3,204	2,407
		5,959	4,398	Series 2007-36, Class HO, PO, 06/16/37	5,959	4,398
945	780	7,522	6,212	Series 2007-49, Class NO, PO, 12/20/35	8,467	6,992
1,444	1,074	16,354	12,161	Series 2007-57, Class PO, PO, 03/20/37	17,798	13,235
		13,985	1,134	Series 2007-74, Class SL, IF, IO, 4.07%, 11/16/37	13,985	1,134
		6,060	4,494	Series 2008-20, Class PO, PO, 09/20/37	6,060	4,494
911	86	27,320	2,591	Series 2008-25, Class SB, IF, IO, 4.43%, 3/20/38	28,231	2,677
1,440	310	16,324	3,518	Series 2008-32, Class PI, IO, 5.50%, 10/16/37	17,764	3,828
1,000	960	5,000	4,802	Series 2008-36, Class AY, 5.00%, 04/16/23	6,000	5,762
		3,564	3,599	Series 2008-43, Class NA, 5.50%, 11/20/37	3,564	3,599
		6,979	5,296	Series 2008-60, Class PO, PO, 01/20/38	6,979	5,296
				Vendee Mortgage Trust,
1,900	1,915	1,335	1,345	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	3,235	3,260
—	—	12,121	12,871	Series 1994-1, Class 12ZB, 6.50%, 02/15/24	12,121	12,871
2,800	2,922	1,966	2,051	Series 1996-1, Class 1Z, 6.75%, 02/15/26	4,766	4,973
925	981	1,271	1,346	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,196	2,327
3,680	4,015	2,907	3,172	Series 1997-1, Class 2Z, 7.50%, 02/15/27	6,587	7,187
928	978	3,586	3,779	Series 1998-1, Class 2E, 7.00%, 03/15/28	4,514	4,757

	354,364		1,601,115			1,955,479

				Non-Agency CMO — 12.3%
		1,774		ABN Amro Mortgage Corp.,	1,774
			1,721	Series 2003-9, Class A2, 4.50%, 08/25/18		1,721
		18,000		American General Mortgage Loan Trust,	18,000
			17,439	Series 2006-1, Class A2, VAR, 5.75%, 12/25/35 (e)		17,439
1,500		7,000		American Home Mortgage Investment Trust,	8,500
	1,131		5,279	Series 2005-3, Class 2A4, VAR, 4.85%, 9/25/35		6,410
				AmeriCredit Automobile Receivables Trust,
		1,400	1,233	Series 2006-BG, Class A4, 5.21%, 09/06/13	1,400	1,233
200	194	1,200	1,167	Series 2008-AF, Class A3, 5.68%, 12/12/12	1,400	1,361
400	382	2,270	2,168	Series 2008-AF, Class A4, 6.96%, 10/14/14	2,670	2,550
				Banc of America Alternative Loan Trust,
		575	350	Series 2003-1, Class A, PO, 02/25/33	575	350
326	196	996	599	Series 2003-11, Class PO, PO, 01/25/34	1,322	795
		789	528	Series 2004-6, Class 15PO, PO, 07/25/19	789	528
		1,433	1,119	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,433	1,119
				Banc of America Funding Corp.,
		2,912	2,746	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,912	2,746
421	253	1,625	975	Series 2004-1, Class PO, PO, 03/25/34	2,046	1,228
		3,000	2,825	Series 2005-6, Class 2A7, 5.50%, 10/25/35	3,000	2,825
330	172	3,103	1,614	Series 2005-7, Class 30PO, PO, 11/25/35	3,433	1,786
		1,400	724	Series 2005-8, Class 30PO, PO, 01/25/36	1,400	724
1,384	1,285	5,538	5,141	Series 2005-E, Class 4A1, VAR, 4.14%, 03/20/35	6,922	6,426
		3,553	1,808	Series 2006-1, Class X, PO, 01/25/36	3,553	1,808
				Banc of America Mortgage Securities, Inc.,
		1,957	1,935	Series 2003-5, Class 3A1, 7.50%, 02/25/31	1,957	1,935
		622	586	Series 2003-7, Class A2, 4.75%, 09/25/18	622	586
		11,733	11,503	Series 2003-8, Class 3A3, 5.50%, 11/25/33	11,733	11,503
338	185	1,096	600	Series 2003-8, Class APO, PO, 11/25/33	1,434	785
		1,257	696	Series 2004-8, Class XPO, PO, 10/25/34	1,257	696
807	507	—	—	Series 2004-1, Class APO, PO, 02/25/34	807	507
		13,933	87	Series 2004-3, Class 15IO, IO, VAR, 0.21%, 04/25/19	13,933	87
		611	346	Series 2004-4, Class APO, PO, 05/25/34	611	346
		3,283	2,517	Series 2004-5, Class 2A2, 5.50%, 06/25/34	3,283	2,517
		1,979	1,757	Series 2004-6, Class 2A7, 5.50%, 07/25/34	1,979	1,757

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

593	320	2,498	1,349	Series 2004-6, Class APO, PO, 07/25/34	3,091	1,669
		449	290	Series 2004-8, Class 5PO, PO, 05/25/32	449	290
		716	419	Series 2004-9, Class 3, PO, 09/25/32	716	419
		8,581	7,982	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	8,581	7,982
795	737	5,376	4,985	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	6,171	5,722
				Bear Stearns Adjustable Rate Mortgage Trust,
363	355	1,272	1,242	Series 2003-7, Class 3A, VAR, 4.96%, 10/25/33 (i)	1,635	1,597
1,522	1,342	17,497	15,430	Series 2006-1, Class A1, VAR, 4.63%, 02/25/36	19,019	16,772
				Cendant Mortgage Corp.,
		2,548	1,320	Series 2003-8, Class 1P, PO, 10/25/33	2,548	1,320
782	451			Series 2004-1, Class P, PO, 02/25/34	782	451
		2,136		Chase Mortgage Finance Corp.,	2,136
			2,011	Series 2003-S06, Class A1, 5.00%, 06/25/18		2,011
				Citicorp Mortgage Securities, Inc.,
		529	509	Series 1993-14, Class A3, VAR, 3.67%, 11/25/23	529	509
1,933	1,879	6,958	6,764	Series 2004-1, Class 3A1, 4.75%, 01/25/34	8,891	8,643
		7,067	6,842	Series 2004-2, Class A1, 5.00%, 03/25/34	7,067	6,842
1,205	1,143	1,506	1,428	Series 2004-5, Class 2A5, PO, 4.50%, 08/25/34	2,711	2,571
		6,985	6,699	Series 2004-8, Class 1A1, 5.50%, 10/25/34	6,985	6,699
		5,000	4,301	Series 2006-4, Class 1A2, 6.00%, 08/25/36	5,000	4,301
				Citigroup Mortgage Loan Trust, Inc.,
		608	179	Series 2003-1, Class 2A6, PO, 10/25/33	608	179
		1,167	603	Series 2003-1, Class PO2, PO, 10/25/33	1,167	603
		988	509	Series 2003-1, Class PO3, PO, 09/25/33	988	509
		218	182	Series 2003-1, Class WPO1, PO, 06/25/16	218	182
728	692	1,022	972	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,750	1,664
1,528	1,419	4,293	3,986	Series 2003-UST1, Class A1, 5.50%, 12/25/18	5,821	5,405
288	191	1,346	893	Series 2003-UST1, Class PO1, PO, 12/25/18	1,634	1,084
203	142	656	458	Series 2003-UST1, Class PO3, PO, 12/25/18	859	600
247	226	741	679	Series 2005-1, Class 2A1A, VAR, 6.25%, 04/25/35	988	905
		2,740	2,190	Series 2005-5, Class 1A2, VAR, 5.44%, 08/25/35	2,740	2,190
				Countrywide Alternative Loan Trust,
2,763	2,705	1,940	1,900	Series 2002-8, Class A4, 6.50%, 07/25/32	4,703	4,605
		560	501	Series 2002-17, Class A7, 2.50%, 01/25/33	560	501
		992	771	Series 2003-6T2, Class A6, 5.50%, 06/25/33	992	771
2,731	1,751	6,504	4,169	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	9,235	5,920
		2,630	1,842	Series 2004-14T2, Class A5, 5.50%, 08/25/34	2,630	1,842
1,000	882	9,000	7,941	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	10,000	8,823
		2,603	2,518	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,603	2,518
		35,418	1,638	Series 2005-22T1, Class A2, IF, IO, 2.60%, 06/25/35	35,418	1,638
		1,542	1,505	Series 2005-26CB, Class A10, IF, 8.57%, 07/25/35	1,542	1,505
		8,000	5,616	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	8,000	5,616
		546	502	Series 2005-28CB, Class 1A5, 5.50%, 08/25/35	546	502
		561	535	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	561	535
1,300	1,002	8,000	6,164	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	9,300	7,166
		1,182	1,154	Series 2005-54CB, Class 1A7, 5.50%, 11/25/35	1,182	1,154
		2,979	2,038	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,979	2,038
		24,838	1,063	Series 2005-J1, Class 1A4, IF, IO, 2.63%, 02/25/35	24,838	1,063
1,000	637	7,000	4,459	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	8,000	5,096
		1,500	920	Series 2007-21CB, Class 2A6, 6.00%, 09/25/37	1,500	920
				Countrywide Home Loan Mortgage Pass-Through Trust,
		6,795	6,390	Series 2002-22, Class A20, 6.25%, 10/25/32	6,795	6,390
2,860	2,419	6,779	5,734	Series 2003-26, Class 1A6, 3.50%, 08/25/33	9,639	8,153
		3,561	3,237	Series 2003-29, Class A1, 5.50%, 08/25/33	3,561	3,237
		873	696	Series 2003-34, Class A11, 5.25%, 09/25/33	873	696
		1,120	470	Series 2003-44, Class A9, PO, 10/25/33	1,120	470
		865	66	Series 2003-J2, Class A17, IF, IO, 4.93%, 04/25/33	865	66
1,355	1,215	4,760	4,267	Series 2003-J7, Class 4A3, IF, 6.59%, 08/25/18	6,115	5,482
549	338			Series 2003-J13, Class PO, PO, 01/25/34	549	338
		650	626	Series 2004-7, Class 2A1, VAR, 4.03%, 06/25/34	650	626
		1,136	1,044	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	1,136	1,044
324	320	4,391	4,326	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	4,715	4,646
		2,800	2,276	Series 2004-HYB6, Class A3, VAR, 5.08%, 11/20/34	2,800	2,276
		4,365	4,307	Series 2004-J6, Class 2A1, 4.75%, 07/25/14	4,365	4,307
		1,988	1,900	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	1,988	1,900
		1,545	1,371	Series 2005-14, Class A2, 5.50%, 07/25/35	1,545	1,371
		1,750	1,752	Series 2005-16, Class A21, 5.50%, 09/25/35	1,750	1,752
		1,000	931	Series 2005-16, Class A23, 5.50%, 09/25/35	1,000	931
1,611	1,213	7,411	5,580	Series 2005-22, Class 2A1, VAR, 5.26%, 11/25/35	9,022	6,793
474	279			Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	474	279
				CS First Boston Mortgage Securities Corp.,
128	127			Series 1997-2, Class A, 7.50%, 06/25/20 (e)	128	127
		2,828	2,503	Series 2003-1, Class DB1, 6.56%, 02/25/33	2,828	2,503
		7,066	3,948	Series 2003-23, Class 1P, PO, 10/25/33	7,066	3,948
704	653	4,401	4,083	Series 2003-23, Class 2A5, 5.00%, 10/25/18	5,105	4,736
		11,949	11,787	Series 2003-23, Class 3A10, 5.75%, 09/25/33	11,949	11,787
		1,785	1,669	Series 2003-25, Class 2A1, 4.50%, 10/25/18	1,785	1,669
		6,000	5,815	Series 2004-4, Class 3A5, 5.50%, 08/25/34	6,000	5,815
		604	408	Series 2004-5, Class 5P, PO, 08/25/19	604	408
		1,555	826	Series 2005-9, Class AP, PO, 10/25/35	1,555	826
		845	451	Series 2005-10, Class AP, PO, 11/25/35	845	451

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund		JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund		Combined Pro Forma		Combined Pro Forma

Principal ($)		Value ($)	Principal ($)		Value ($)	Security Description	Principal ($)		Value ($)

			5,609			Deutsche ALT-A Securities, Inc. Alternate Loan Trust,	5,609
					5,160	Series 2005-3, Class 1A1, VAR, 5.31%, 06/25/20			5,160
529						Deutsche Mortgage Securities, Inc., Series	529
		366				2004-1, Class 2APO, PO, 10/25/18			366
						First Boston Mortgage Securities Corp. 1987 STRIPS,
			122		30	Series C, Class IO, IO, 10.97%, 04/25/17	122		30
			68		59	Series C, Class PO, PO, 04/25/17	68		59
			2,934			First Horizon Alternative Mortgage Securities,	2,934
					2,302	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35			2,302
						First Horizon Asset Securities, Inc.,
			830		794	Series 2003-7, Class 2A1, 4.50%, 09/25/18	830		794
			2,750		2,038	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,750		2,038
			4,398		3,803	Series 2004-AR2, Class 2A1, VAR, 4.57%, 05/25/34	4,398		3,803
1,940		1,839	6,393		6,061	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	8,333		7,900
798		743				Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	798		743
1,527		1,388	8,906		8,097	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	10,433		9,485
						GMAC Mortgage Corp. Loan Trust,
287		261	2,960		2,686	Series 2003-J7, Class A10, 5.50%, 11/25/33	3,247		2,947
			3,837		3,720	Series 2003-J7, Class A2, 4.50%, 11/25/33	3,837		3,720
			1,824		1,644	Series 2003-J8, Class A, 5.25%, 12/25/33	1,824		1,644
			2,044		2,031	Series 2004-J1, Class A15, 5.25%, 04/25/34	2,044		2,031
			4,815		4,582	Series 2005-AR3, Class 3A3, VAR, 4.86%, 06/19/35	4,815		4,582
			5,000		4,646	Series 2005-AR3, Class 3A4, VAR, 4.86%, 06/19/35	5,000		4,646
						GSR Mortgage Loan Trust,
			1,382		1,180	Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,382		1,180
			2,994		2,767	Series 2003-6F, Class A2, VAR, 2.87%, 09/25/32	2,994		2,767
			6,619		6,012	Series 2004-9, Class 5A5, VAR, 3.90%, 08/25/34	6,619		6,012
			4,300		3,866	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,300		3,866
			3,208		3,171	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	3,208		3,171
			1,712		1,672	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	1,712		1,672
			839		649	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	839		649
			380		260	Series 2004-15F, Class AP, PO, 12/25/34	380		260
			7,905		5,601	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	7,905		5,601
			894		810	Series 2005-AR6, Class 3A1, VAR, 4.56%, 09/25/35	894		810
1,000		869	3,000		2,608	Series 2006-1F, Class 1A3, 5.50%, 02/25/36	4,000		3,477
			9,759		6,983	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	9,759		6,983
			3,397		3,356	Series 2006-2F, Class 2A15, 5.75%, 02/25/36	3,397		3,356
			13,000		9,203	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	13,000		9,203
			218			Impac Secured Assets CMN Owner Trust,	218
					180	Series 2004-3, Class 1A4, VAR, 2.87%, 11/25/34			180
1,121			42,035			Indymac Index Mortgage Loan Trust,	43,156
		13			495	Series 2005-AR11, Class A7, IO, VAR, 0.71%, 08/25/35			508
						Lehman Mortgage Trust,
			5,201		4,309	Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	5,201		4,309
			2,500		1,846	Series 2007-6, Class 1A8, 6.00%, 07/25/37	2,500		1,846
			10,000		8,073	Series 2008-2, Class 1A6, 6.00%, 03/25/38	10,000		8,073
						MASTR Adjustable Rate Mortgages Trust,
1,449		1,346	6,165		5,725	Series 2004-13, Class 2A1, VAR, 3.89%, 40/21/34	7,614		7,071
			12,000		11,195	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	12,000		11,195
			1,605		1,474	Series 2004-15, Class 3A1, VAR, 6.72%, 12/25/34	1,605		1,474
						MASTR Alternative Loans Trust,
536		460	1,143		982	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,679		1,442
			2,996		2,704	Series 2004-3, Class 2A1, 6.25%, 04/25/34	2,996		2,704
			1,585		1,142	Series 2004-6, Class 30PO, PO, 07/25/34	1,585		1,142
			912		693	Series 2004-6, Class 7A1, 6.00%, 07/25/34	912		693
279		161	1,239		717	Series 2004-7, Class 30PO, PO, 08/25/34	1,518		878
			5,097		4,859	Series 2004-8, Class 6A1, 5.50%, 09/25/19	5,097		4,859
708		636	1,657		1,490	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,365		2,126
			7,140		6,487	Series 2005-6, Class 3A1, 5.50%, 11/25/20	7,140		6,487
						MASTR Asset Securitization Trust,
			691		691	Series 2003-1, Class 2A12, 5.00%, 06/25/30	691		691
			1,572		1,487	Series 2003-2, Class 2A1, 4.50%, 03/25/18	1,572		1,487
			2,000		1,797	Series 2003-2, Class 2A10, 4.50%, 03/25/18	2,000		1,797
310		309	797		795	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,107		1,104
			1,098		1,087	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,098		1,087
			3,750		3,446	Series 2003-12, Class 6A1, 5.00%, 12/25/33	3,750		3,446
			1,111		594	Series 2003-12, Class 30PO, PO, 12/25/33	1,111		594
			710		395	Series 2004-1, Class 30PO, PO, 02/25/34	710		395
			946		912	Series 2004-4, Class 3A1, 4.50%, 04/25/19	946		912
			1,310		871	Series 2004-6, Class 15PO, PO, 05/25/19	1,310		871
			7,218		6,705	Series 2004-8, Class 1A1, 4.75%, 08/25/19	7,218		6,705
484		324	713		478	Series 2004-8, Class PO, PO, 08/25/19	1,197		802
			3,828		3,707	Series 2004-9, Class 5A1, 5.25%, 09/25/19	3,828		3,707
			2,300		1,672	Series 2006-2, Class 1A30, 6.00%, 06/25/36	2,300		1,672
1,834			9,537			MASTR Resecuritization Trust,	11,371
		1,214			6,313	Series 2005-PO, Class 3PO, PO, 05/28/35 (e)			7,527
			795			Medallion Trust, (Australia),	795
					733	Series 2004-1G, Class A1, VAR, 2.94%, 05/25/35			733
			227			Merrill Lynch Trust,	227
					247	Series 47, Class Z, 8.99%, 10/20/20			247
						Morgan Stanley Mortgage Trust,
—	(h)	1	—	(h)	1	Series 35, Class 2, HB, IF, 1,870.52%, 04/20/21	—	(h)	2

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

425		3,373		MortgageIT Trust,	3,798
	359		2,849	Series 2005-1, Class 1A1, VAR, 2.79%, 02/25/35		3,208
				Nomura Asset Acceptance Corp.,
902	776	1,867	1,607	Series 2003-A1, Class A1, 5.50%, 05/25/33	2,769	2,383
662	569	1,239	1,065	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,901	1,634
55	52	102	97	Series 2003-A1, Class A5, 7.00%, 04/25/33	157	149
		244	232	Series 2003-A1, Class A7, 5.00%, 04/25/18	244	232
545	553	1,531	1,553	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,076	2,106
				Paine Webber CMO Trust,
1	1	14	15	Series H, Class 4, 8.75%, 04/01/18	15	16
		51	51	Series P, Class 4, 8.50%, 08/01/19	51	51
		2,830		Prime Mortgage Trust,	2,830
			2,190	Series 2004-R1, Class A4, PO, 07/27/33		2,190
				Residential Accredit Loans, Inc.,
		3,934	3,915	Series 2001-QS19, Class A2, 6.00%, 12/25/16	3,934	3,915
776	806	1,011	1,051	Series 2002-QS16, Class A3, IF, 11.45%, 10/25/17	1,787	1,857
3,692	3,682	3,074	3,066	Series 2002-QS8, Class A5, 6.25%, 06/25/17	6,766	6,748
		2,626	2,232	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,626	2,232
895	916	2,106	2,155	Series 2003-QS3, Class A2, IF, 11.06%, 02/25/18	3,001	3,071
1,550	143	1,910	176	Series 2003-QS3, Class A8, IF, IO, 5.13%, 02/25/18	3,460	319
3,838	404	5,054	532	Series 2003-QS9, Class A3, IF, IO, 5.08%, 05/25/18	8,892	936
		4,429	481	Series 2003-QS12, Class A2A, IF, IO, 5.13%, 06/25/18	4,429	481
		1,348	195	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	1,348	195
1,308	1,205	9,342	8,606	Series 2003-QS14, Class A1, 5.00%, 07/25/18	10,650	9,811
		3,261	3,005	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,261	3,005
798	753	1,680	1,584	Series 2004-QS8, Class A2, 5.00%, 06/25/34	2,478	2,337
		3,000	1,981	Series 2005-QA6, Class A32, VAR, 5.63%, 05/25/35	3,000	1,981
		2,082	1,513	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,082	1,513
		766	703	Series 2006-QS4, Class A7, IF, 13.31%, 04/25/36	766	703
		1,055	829	Series 2007-QS1, Class 1A1, 6.00%, 01/25/37	1,055	829
				Residential Asset Securitization Trust,
		8,331	7,642	Series 2003-A08, Class A5, 4.25%, 10/25/18	8,331	7,642
		1,817	1,611	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,817	1,611
		422	398	Series 2003-A14, Class A1, 4.75%, 02/25/19	422	398
		1,111	595	Series 2005-A11, Class PO, PO, 10/25/35	1,111	595
		4,601	4,039	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	4,601	4,039
				Residential Funding Mortgage Securities I,
1,920	1,718	6,406	5,729	Series 2003-S07, Class A17, 4.00%, 05/25/33	8,326	7,447
798	699	2,240	1,961	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	3,038	2,660
		1,680	1,348	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,680	1,348
		1,628	1,308	Series 2003-S14, Class A4, PO, 07/25/18	1,628	1,308
		4,541	4,274	Series 2003-S16, Class A3, 5.00%, 09/25/18	4,541	4,274
		678	379	Series 2004-S6, Class 2A6, PO, 06/25/34	678	379
1,042	971	2,293	2,135	Series 2005-SA4, Class 1A1, VAR, 5.02%, 09/25/35	3,335	3,106
		354		Residential Funding Securities LLC,	354
			221	Series 2003-RM2, Class AP3, PO, 05/25/33		221
				Salomon Brothers Mortgage Securities VII, Inc.,
		21	22	Series 2000-UP1, Class A2, 8.00%, 09/25/30	21	22
214	158	520	385	Series 2003-UP2, Class PO1, PO, 12/25/18	734	543
		4,200		Structured Adjustable Rate Mortgage Loan Trust,	4,200
			3,518	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34		3,518
				Structured Asset Securities Corp.,
		197	156	Series 2002-10H, Class 1AP, PO, 05/25/32	197	156
		3,120	3,052	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,120	3,052
		2,799	2,703	Series 2003-21, Class 1A3, 5.50%, 07/25/33	2,799	2,703
		13,101	12,635	Series 2003-29, Class 1A1, 4.75%, 09/25/18	13,101	12,635
		1,979	1,855	Series 2003-30, Class 1A1, 5.50%, 10/25/33	1,979	1,855
		1,940	1,667	Series 2003-31A, Class B1, VAR, 4.85%, 10/25/33 (i)	1,940	1,667
		11,142	10,222	Series 2004-20, Class 1A3, 5.25%, 11/25/34	11,142	10,222
				WaMu Mortgage Pass-Through Certificates,
		8,295	7,722	Series 2003-S08, Class A4, 4.50%, 09/25/18	8,295	7,722
		1,946	1,773	Series 2003-S08, Class A5, 4.50%, 09/25/18	1,946	1,773
		2,240	2,124	Series 2003-S08, Class A6, 4.50%, 09/25/18	2,240	2,124
		1,206	619	Series 2003-S09, Class P, PO, 10/25/33	1,206	619
		2,318	2,221	Series 2003-S10, Class A2, 5.00%, 10/25/18	2,318	2,221
424	261	741	456	Series 2003-S10, Class A6, PO, 10/25/18	1,165	717
		772	700	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	772	700
		1,241	827	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,241	827
905	908			Series 2004-S3, Class 2A3, IF, 12.04%, 07/25/34	905	908
		2,000	1,583	Series 2006-AR8, Class 1A2, VAR, 5.88%, 08/25/46	2,000	1,583
		873	580	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	873	580
				Washington Mutual Alternative Mortgage Pass-Through Certificates,
		9,556	8,375	Series 2005-1, Class 1A1, 5.50%, 03/25/35	9,556	8,375
		619	344	Series 2005-1, Class CP, PO, 03/25/35	619	344
		34,992	1,575	Series 2005-2, Class 1A4, IF, IO, 2.58%, 04/25/35	34,992	1,575
		9,324	406	Series 2005-2, Class 2A3, IF, IO, 2.53%, 04/25/35	9,324	406
1,000	765	7,000	5,353	Series 2005-4, Class CB7, 5.50%, 06/25/35	8,000	6,118
		3,028	2,564	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,028	2,564
		1,425	1,282	Series 2006-1, Class 3A2, 5.75%, 02/25/36	1,425	1,282
				Washington Mutual MSC Mortgage Pass-Through Certificates,
		770	746	Series 2002-MS12, Class A, 6.50%, 05/25/32	770	746
359	234			Series 2003-MS7, Class P, PO, 03/25/33	359	234

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		1,434		Wells Fargo Alternative Loan Trust,	1,434
			816	Series 2007-PA3, Class 1A2, 5.75%, 07/25/37		816
				Wells Fargo Mortgage Backed Securities Trust,
		1,395	1,315	Series 2003-8, Class A9, 4.50%, 08/25/18	1,395	1,315
		3,360	3,273	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,360	3,273
559	384	1,323	909	Series 2003-11, Class 1APO, PO, 10/25/18	1,882	1,293
1,595	1,494	2,800	2,622	Series 2003-13, Class A7, 4.50%, 11/25/18	4,395	4,116
		1,971	1,812	Series 2003-16, Class 2A1, 4.50%, 12/25/18	1,971	1,812
702	696	1,634	1,618	Series 2003-17, Class 2A4, 5.50%, 01/25/34	2,336	2,314
		1,602	1,492	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	1,602	1,492
		2,832	2,602	Series 2004-7, Class 2A1, 4.50%, 07/25/19	2,832	2,602
961	905	2,362	2,223	Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,323	3,128
2,514	2,400	6,304	6,019	Series 2004-BB, Class A4, VAR, 4.56%, 01/25/35	8,818	8,419
781	727	5,000	4,651	Series 2004-EE, Class 3A1, VAR, 4.09%, 12/25/34	5,781	5,378
		4,494	4,189	Series 2004-P, Class 2A1, VAR, 4.24%, 09/25/1934	4,494	4,189
1,994	1,956	4,200	4,120	Series 2004-S, Class A5, VAR, 3.55%, 09/25/34	6,194	6,076
		1,617	766	Series 2005-14, Class 2A, PO, 12/25/35	1,617	766
		933	918	Series 2005-AR10, Class 2A4, VAR, 4.12%, 06/25/35	933	918
		1,848	1,835	Series 2006-5, Class 1A1, 5.25%, 04/25/36	1,848	1,835
		1,550	1,341	Series 2007-7, Class A7, 6.00%, 06/25/37	1,550	1,341
		11,000	8,500	Series 2007-9, Class 1A8, 5.50%, 07/25/37	11,000	8,500
		11,265	10,152	Series 2007-11, Class A14, 6.00%, 08/25/37	11,265	10,152

	61,168		651,438			712,606

	415,532		2,252,553	Total Collateralized Mortgage Obligations (Cost $424,432, $2,313,189 and $2,737,621, respectively)		2,668,085

				Commercial Mortgage-Backed Securities — 1.4%
2,200		7,500		Banc of America Commercial Mortgage, Inc.,	9,700
	2,130		7,263	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47		9,393
				Bear Stearns Commercial Mortgage Securities,
1,100	1,056	3,050	2,927	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	4,150	3,983
1,420	1,318	4,640	4,307	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	6,060	5,625
826	810	1,651	1,620	Series 2006-PW14, Class A1, 5.04%, 12/11/38	2,477	2,430
976		3,227		Citigroup Commercial Mortgage Trust,	4,203
	974		3,222	Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49		4,196
122		1,218		CS First Boston Mortgage Securities Corp.,	1,340
	122		1,219	Series 1998-C2, Class A2, 6.30%, 11/15/30		1,341
420		841		DLJ Commercial Mortgage Corp.,	1,261
	426		851	Series 1999- CG2, Class A1B, VAR, 7.30%, 06/10/32		1,277
750		3,200		LB-UBS Commercial Mortgage Trust, Series	3,950
	701		2,990	2008-C1, Class A2, VAR, 6.32%, 04/15/41		3,691
				Merrill Lynch Mortgage Investors, Inc.,
		13,388	11,878	Series 2005-A2, Class A1, VAR, 4.49%, 02/25/35	13,388	11,878
		546	523	Series 2005-A8, Class A1B1, VAR, 5.25%, 08/25/36	546	523
				Merrill Lynch Mortgage Trust,
		2,500	2,360	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,500	2,360
1,850	1,778	5,100	4,900	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	6,950	6,678
1,000		3,950		Merrill Lynch/Countrywide Commercial Mortgage Trust,	4,950
	926		3,656	Series 2006-1, Class A4, VAR, 5.60%, 02/12/39		4,582
				Morgan Stanley Capital I,
922	910	1,689	1,668	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,611	2,578
355	353	1,135	1,131	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,490	1,484
		25		Morgan Stanley Dean Witter Capital I,	25
			25	Series 2002-TOP7, Class A2, 5.98%, 01/15/39		25
1,000		10,500		TIAA Seasoned Commercial Mortgage Trust,	11,500
	963		10,116	Class A3, VAR, 6.09%, 08/15/39		11,079
3,190		7,585		Wachovia Bank Commercial Mortgage Trust,	10,775
	3,150		7,491	Series 2004-C15, Class A2, 4.04%, 10/15/41		10,641

	15,617		68,147	Total Commercial Mortgage-Backed Securities (Cost $16,221, $71,978 and $88,199, respectively)		83,764

				Corporate Bonds — 18.1%
				Aerospace & Defense — 0.1%
250		1,250		Honeywell International, Inc.,	1,500
	248		1,240	5.30%, 03/1/18		1,488
		1,660		Lockheed Martin Corp.,	1,660
			1,891	7.75%, 05/01/26		1,891
1,100		1,600		Northrop Grumman Corp.,	2,700
	1,165		1,695	7.13%, 02/15/11		2,860
627		717		Systems 2001 AT LLC, (Cayman Islands),	1,344
	651		745	7.16%, 12/15/11 (e)		1,396
		5		United Technologies Corp.,	5
			5	6.10%, 05/15/12		5

	2,064		5,576			7,640

				Air Freight & Logistics — 0.1%
2,984				Federal Express Corp. 1998 Pass Through Trust,	2,984
	3,170			6.72%, 01/15/22		3,170
350		1,350		United Parcel Service, Inc.,	1,700
	359		1,384	5.50%, 01/15/18		1,743

	3,529		1,384			4,913

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Airlines — 0.1%
419		538		American Airlines Pass Through Trust 1999,	957
	402		516	7.02%, 10/15/09		918
				Continental Airlines, Inc.,
798	784	1,400	1,376	7.06%, 09/15/09	2,198	2,160
164	146	444	396	7.26%, 03/15/20	608	542
250	240	750	720	7.49%, 10/02/10	1,000	960
				UAL Pass-Through Trust,
534	526	287	282	6.07%, 03/01/13	821	808
		381	368	6.20%, 09/01/08 (f)	381	368

	2,098		3,658			5,756

				Automobiles — 0.1%
2,791		4,426		Daimler Finance North America LLC,	7,217
	2,857		4,530	7.20%, 09/1/09		7,387

				Beverages — 0.1%
				Anheuser-Busch Cos, Inc.,
200	187	800	749	5.50%, 01/15/18	1,000	936
		1,100	902	5.75%, 04/01/36	1,100	902
400		1,250		Coca-Cola Enterprises, Inc.,	1,650
	448		1,401	8.50%, 02/01/12		1,849
350		1,800		Diageo Finance BV, (Netherlands),	2,150
	346		1,776	5.30%, 10/28/15		2,122

	981		4,828			5,809

				Capital Markets — 2.5%
				Bear Stearns Cos., Inc. (The),
4,785	4,771	6,321	6,302	3.25%, 03/25/09 (y)	11,106	11,073
		1,000	976	5.70%, 11/15/14 (y)	1,000	976
		2,650	2,605	6.40%, 10/02/17 (y)	2,650	2,605
250	259	1,150	1,192	7.25%, 02/01/18 (y)	1,400	1,451
				Credit Suisse USA, Inc.,
439	440	616	618	4.70%, 06/01/09	1,055	1,058
		1,200	1,140	4.88%, 01/15/15	1,200	1,140
1,595	1,588	1,400	1,394	5.50%, 08/15/13 (c)	2,995	2,982
6,460	6,654	8,639	8,898	6.13%, 11/15/11	15,099	15,552
				Goldman Sachs Group, Inc. (The),
1,061	1,060	1,865	1,863	3.88%, 01/15/09	2,926	2,923
598	575	2,096	2,014	4.75%, 07/15/13	2,694	2,589
1,000	956	1,000	956	5.15%, 01/15/14	2,000	1,912
1,675	1,638	1,535	1,501	5.25%, 10/15/13	3,210	3,139
		10	10	5.70%, 09/01/12	10	10
1,900	1,797	9,000	8,514	5.95%, 01/18/18	10,900	10,311
		650	622	6.15%, 04/01/18	650	622
1,914	1,981	3,142	3,251	6.60%, 01/15/12	5,056	5,232
		560	571	6.65%, 05/15/09	560	571
		1,600	1,408	6.75%, 10/01/37	1,600	1,408
4,387	4,552	6,329	6,567	6.88%, 01/15/11	10,716	11,119
399	408	286	292	7.35%, 10/01/09	685	700
				Lehman Brothers Holdings, Inc.,
1,390	1,205	2,090	1,811	4.80%, 03/13/14	3,480	3,016
		800	738	5.75%, 05/17/13	800	738
700	661	2,300	2,173	6.00%, 07/19/12	3,000	2,834
1,795	1,752	2,167	2,115	6.63%, 01/18/12	3,962	3,867
50	45	400	359	6.75%, 12/28/17	450	404
		370	374	7.88%, 11/01/09	370	374
				Merrill Lynch & Co., Inc.,
1,196	1,186	2,912	2,887	4.13%, 01/15/09	4,108	4,073
		500	487	4.79%, 08/04/10	500	487
700	610			5.00%, 01/15/15	700	610
1,098	994	2,625	2,375	5.45%, 07/15/14	3,723	3,369
		1,000	846	5.70%, 05/02/17	1,000	846
		550	527	6.05%, 08/15/12	550	527
1,005	952	4,190	3,971	6.15%, 04/25/13	5,195	4,923
667	605	2,535	2,300	6.40%, 08/28/17	3,202	2,905
683	629	3,415	3,145	6.88%, 04/25/18	4,098	3,774
				Morgan Stanley,
957	944	728	718	4.25%, 05/15/10	1,685	1,662
578	507	2,133	1,873	4.75%, 04/01/14	2,711	2,380
		1,000	950	5.30%, 03/01/13	1,000	950
		1,300	1,276	5.75%, 08/31/12	1,300	1,276
4,466	4,488	3,612	3,630	6.60%, 04/01/12	8,078	8,118
		1,000	929	6.63%, 04/01/18	1,000	929
4,885	4,975	7,421	7,558	6.75%, 04/15/11	12,306	12,533
		504	522	8.00%, 06/15/10	504	522
2,393		1,904		State Street Corp.,	4,297
	2,515		2,001	7.65%, 06/15/10		4,516
				UBS AG, (Switzerland),
500	479	1,900	1,819	5.75%, 04/25/18	2,400	2,298
200	195	825	804	5.88%, 12/20/17	1,025	999

	49,421		96,882			146,303

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Chemicals — 0.3%
250		600		Air Products & Chemicals, Inc.,	850
	245		588	4.15%, 02/1/13		833
		1,680		Dow Capital BV, (Netherlands),	1,680
			1,784	8.50%, 06/8/10		1,784
				Dow Chemical Co. (The),
200	206	450	464	6.00%, 10/01/12	650	670
1,196	1,243	580	603	6.13%, 02/01/11	1,776	1,846
		1,345	1,367	7.38%, 11/01/29 (c)	1,345	1,367
				EI Du Pont de Nemours & Co.,
125	122			4.13%, 03/06/13	125	122
		500	497	4.88%, 04/30/14	500	497
700	714	3,100	3,160	6.00%, 07/15/18	3,800	3,874
700		3,050		Monsanto Co.,	3,750
	775		3,376	7.38%, 08/15/12		4,151
300		1,150		Potash Corp. of Saskatchewan, (Canada),	1,450
	294		1,128	4.88%, 03/01/13		1,422
				Praxair, Inc.,
400	383	1,500	1,438	4.63%, 03/30/15	1,900	1,821
		1,295	1,290	5.25%, 11/15/14	1,295	1,290

	3,982		15,695			19,677

				Commercial Banks — 1.7%
				Barclays Bank plc, (United Kingdom),
100	100	1,900	1,898	5.45%, 09/12/12	2,000	1,998
500	472	3,200	3,019	6.05%, 12/04/17 (e)	3,700	3,491
598	556			Branch Banking & Trust Co., 4.88%, 01/15/13	598	556
		1,500		Cadets Trust,	1,500
			1,406	4.80%, 07/15/13 (e)		1,406
1,100		350		Fifth Third Bancorp,	1,450
	814		259	5.45%, 01/15/17		1,073
		308		HSBC Holdings plc, (United Kingdom),	308
			297	7.35%, 11/27/32		297
		1,750		Huntington National Bank (The),	1,750
			1,769	8.00%, 04/1/10		1,769
				KEY Bank N.A.,
		3,150	2,521	5.50%, 09/17/12	3,150	2,521
		700	700	7.50%, 09/15/08	700	700
				Keycorp,
1,595	1,577	2,296	2,269	4.70%, 05/21/09	3,891	3,846
250	207	1,400	1,159	6.50%, 05/14/13	1,650	1,366
1,000		3,500		M&T Bank Corp.,	4,500
	831		2,910	6.63%, 12/04/17		3,741
500		2,250		Marshall & Ilsley Corp.,	2,750
	476		2,143	5.35%, 04/01/11		2,619
917				Mellon Funding Corp.,	917
	917			3.25%, 04/01/09		917
300		1,500		National City Bank,	1,800
	252		1,261	VAR, 2.90%, 01/21/10		1,513
600		1,800		PNC Funding Corp.,	2,400
	561		1,683	5.25%, 11/15/15		2,244
		3,105		Popular North America, Inc.,	3,105
			3,078	4.70%, 06/30/09		3,078
		1,200		Regions Financial Corp.,	1,200
			785	7.38%, 12/10/37		785
1,495		2,232		Royal Bank of Canada, (Canada),	3,727
	1,500		2,239	3.88%, 05/4/09		3,739
				SunTrust Banks, Inc.,
500	477	3,515	3,354	5.25%, 11/05/12	4,015	3,831
		1,000	917	6.00%, 09/11/17	1,000	917
901	907	1,120	1,128	6.38%, 04/01/11	2,021	2,035
		505	493	7.25%, 03/15/18	505	493
				U.S. Bank N.A.,
		690	724	6.38%, 08/01/11	690	724
3,988	4,113	3,080	3,177	7.13%, 12/01/09	7,068	7,290
		1,400		US Bancorp,	1,400
			1,505	7.50%, 06/01/26		1,505
				Wachovia Bank N.A.,
		2,700	2,115	6.60%, 01/15/38	2,700	2,115
798	815	1,064	1,087	7.80%, 08/18/10	1,862	1,902
				Wachovia Corp.,
1,712	1,699	2,037	2,021	3.63%, 02/17/09	3,749	3,720
		1,400	1,205	4.88%, 02/15/14	1,400	1,205
300	275	1,500	1,377	5.50%, 05/01/13	1,800	1,652
1,750	1,484	7,600	6,446	5.75%, 02/01/18	9,350	7,930
				Wells Fargo & Co.,
1,784	1,776	2,932	2,920	3.13%, 04/01/09 (c)	4,716	4,696
		2,340	2,354	4.20%, 01/15/10	2,340	2,354
300	292	430	419	5.00%, 11/15/14	730	711
835	803	5,000	4,806	5.63%, 12/11/17	5,835	5,609

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Wells Fargo Bank N.A.,
400	375	570	534	4.75%, 02/09/15	970	909
500	491	3,500	3,435	5.75%, 05/16/16	4,000	3,926
319	334	—	—	6.45%, 02/01/11	319	334
2,472	2,601	2,856	3,005	7.55%, 06/21/10	5,328	5,606

	24,705		72,418			97,123

				Communications Equipment — 0.0% (g)
400		1,100		Cisco Systems, Inc.,	1,500
	406		1,118	5.50%, 02/22/16		1,524

				Computers & Peripherals — 0.2%
				Hewlett-Packard Co.,
		1,000	996	4.50%, 03/01/13	1,000	996
1,025	1,014	1,500	1,484	5.40%, 03/01/17	2,525	2,498
				International Business Machines Corp.,
1,117	1,125	1,568	1,580	5.39%, 01/22/09	2,685	2,705
450	459	3,500	3,569	5.70%, 09/14/17	3,950	4,028
		660	673	6.22%, 08/01/27	660	673

	2,598		8,302			10,900

				Consumer Finance — 1.0%
		4,100		American Express Credit Corp.,	4,100
			4,165	7.30%, 08/20/13 (c)		4,165
359		1,120		American General Finance Corp.,	1,479
	311		972	5.38%, 10/1/12		1,283
279		238		Capital One Bank USA N.A.,	517
	277		236	5.75%, 09/15/10		513
				Capital One Financial Corp.,
275	258	900	845	5.70%, 09/15/11	1,175	1,103
740	700	2,365	2,237	6.25%, 11/15/13	3,105	2,937
		900	860	6.75%, 09/15/17	900	860
				HSBC Finance Corp.,
798	803	1,400	1,409	4.75%, 05/15/09	2,198	2,212
		2,000	1,907	5.00%, 06/30/15	2,000	1,907
500	487	1,100	1,071	5.25%, 01/15/14	1,600	1,558
4,583	4,608	10,092	10,147	5.88%, 02/01/09	14,675	14,755
798	816	280	286	6.38%, 11/27/12	1,078	1,102
798	802	3,176	3,190	6.50%, 11/15/08	3,974	3,992
1,783	1,851	468	486	6.75%, 05/15/11	2,251	2,337
835	864	1,665	1,724	7.00%, 05/15/12	2,500	2,588
2,752	2,857			8.00%, 07/15/10	2,752	2,857
				International Lease Finance Corp.,
598	526	689	606	5.88%, 05/01/13	1,287	1,132
		480	480	6.38%, 03/15/09	480	480
1,000	894	4,300	3,845	6.38%, 03/25/13	5,300	4,739
		450		John Deere Capital Corp.,	450
			447	4.50%, 04/03/13		447
				SLM Corp.,
600	540	3,200	2,880	4.00%, 01/15/10	3,800	3,420
1,037	886	1,400	1,196	5.38%, 01/15/13	2,437	2,082
798		952		Washington Mutual Finance Corp.,	1,750
	814		971	6.88%, 05/15/11		1,785

	18,294		39,960			58,254

				Diversified Financial Services — 3.9%
500		2,000		Allstate Life Global Funding Trusts,	2,500
	499		1,998	5.38%, 04/30/13		2,497
				Associates Corp. of North America,
		1,400	1,438	7.95%, 02/15/10	1,400	1,438
4,367	4,490	2,484	2,554	8.15%, 08/01/09	6,851	7,044
		1,470	1,516	8.55%, 07/15/09	1,470	1,516
				Bank of America Corp.,
1,000	968	4,500	4,355	4.90%, 05/01/13	5,500	5,323
		1,000	933	5.63%, 10/14/16	1,000	933
1,505	1,388	5,915	5,457	5.65%, 05/01/18	7,420	6,845
1,595	1,670	1,484	1,554	7.40%, 01/15/11	3,079	3,224
5,580	5,815	7,373	7,684	7.80%, 02/15/10	12,953	13,499
200		800		Bank of New York Mellon Corp. (The),	1,000
	201		802	5.13%, 08/27/13		1,003
300		1,300		BHP Billiton Finance USA Ltd., (Australia),	1,600
	287		1,243	5.40%, 03/29/17		1,530
				Caterpillar Financial Services Corp.,
320	319			3.45%, 01/15/09	320	319
400	404	1,450	1,465	4.85%, 12/07/12	1,850	1,869
400	401	1,500	1,505	4.90%, 08/15/13	1,900	1,906
250	249	750	746	5.45%, 04/15/18	1,000	995
300	302	600	605	5.50%, 03/15/16	900	907
				CIT Group, Inc.,
650	468	2,100	1,512	5.00%, 02/13/14	2,750	1,980
600	509	3,000	2,547	7.63%, 11/30/12 (c)	3,600	3,056

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Citigroup, Inc.,
798	797			4.25%, 07/29/09	798	797
500	449	1,000	897	4.70%, 05/29/15	1,500	1,346
		1,000	875	5.50%, 02/15/17	1,000	875
1,994	1,902	3,292	3,140	5.63%, 08/27/12	5,286	5,042
400	371	4,000	3,709	6.00%, 08/15/17	4,400	4,080
500	470	1,750	1,646	6.13%, 11/21/17	2,250	2,116
1,000	935	4,500	4,207	6.13%, 05/15/18	5,500	5,142
319	322	420	424	6.20%, 03/15/09	739	746
1,200		6,000		CME Group, Inc.,	7,200
	1,202		6,009	5.40%, 08/01/13		7,211
				General Electric Capital Corp.,
		2,000	2,028	4.38%, 11/21/11	2,000	2,028
1,096	1,109	1,176	1,190	4.63%, 09/15/09	2,272	2,299
3,000	2,966	12,500	12,360	4.80%, 05/01/13	15,500	15,326
2,500	2,531	13,500	13,667	5.25%, 10/19/12	16,000	16,198
1,500	1,460			5.40%, 02/15/17	1,500	1,460
		4,400	4,301	5.63%, 09/15/17	4,400	4,301
3,000	2,917	15,000	14,583	5.63%, 05/01/18	18,000	17,500
6,163	6,362	11,757	12,136	5.88%, 02/15/12	17,920	18,498
		1,900	1,711	5.88%, 01/14/38	1,900	1,711
2,725	2,828	3,697	3,837	6.00%, 06/15/12	6,422	6,665
2,034	2,133	4,649	4,874	6.13%, 02/22/11	6,683	7,007
		4,416	4,463	6.75%, 03/15/32	4,416	4,463
800		4,000		Genworth Global Funding Trusts,	4,800
	802		4,010	5.20%, 10/8/10		4,812
		2,095		Goldman Sachs Capital I,	2,095
			1,741	6.35%, 02/15/34		1,741
957		1,512		John Hancock Global Funding II,	2,469
	1,021		1,613	7.90%, 07/02/10 (e)		2,634
1,595		2,464		MassMutual Global Funding II,	4,059
	1,589		2,455	3.50%, 03/15/10 (e)		4,044
550		3,000		National Rural Utilities Cooperative Finance Corp.,	3,550
	538		2,934	4.75%, 03/01/14		3,472
				New York Life Global Funding,
300	300	3,300	3,299	4.65%, 05/09/13 (e)	3,600	3,599
1,994	2,054	3,920	4,037	5.38%, 09/15/13 (e)	5,914	6,091
		2,100		Pricoa Global Funding I,	2,100
			2,094	3.90%, 12/15/08 (e)		2,094
3,015		6,021		Principal Life Global Funding I,	9,036
	3,111		6,213	6.25%, 02/15/12 (e)		9,324
				Textron Financial Corp.,
815	810	1,630	1,620	5.13%, 02/03/11	2,445	2,430
500	502	1,900	1,906	5.40%, 04/28/13	2,400	2,408

	57,451		165,893			223,344

				Diversified Telecommunication Services — 1.6%
				AT&T, Inc.,
2,900	2,900	5,400	5,399	4.95%, 01/15/13	8,300	8,299
400	396	850	841	5.10%, 09/15/14	1,250	1,237
225	219	800	779	5.50%, 02/01/18	1,025	998
		1,300	1,274	5.60%, 05/15/18	1,300	1,274
		5,000	4,715	6.30%, 01/15/38	5,000	4,715
		1,288		Bellsouth Capital Funding Corp.,	1,288
			1,358	7.75%, 02/15/10		1,358
500		700		BellSouth Corp.,	1,200
	496		694	5.20%, 09/15/14		1,190
668		1,685		Bellsouth Telecommunications, Inc.,	2,353
	684		1,726	6.30%, 12/15/15		2,410
				British Telecommunications plc, (United Kingdom),
		5,000	4,879	5.15%, 01/15/13	5,000	4,879
3,270	3,510	4,466	4,794	8.12%, 12/15/10	7,736	8,304
		200		Deutsche Telekom International Finance BV, (Netherlands),	200
			221	8.75%, 06/15/30		221
2,313		4,695		France Telecom S.A., (France),	7,008
	2,465		5,003	7.75%, 03/1/11		7,468
		1,120		GTE Corp.,	1,120
			1,145	7.51%, 04/01/09		1,145
2,233		3,164		Nynex Capital Funding Co.,	5,397
	2,296		3,254	SUB, 8.23%, 10/15/09		5,550
94	96			Nynex Corp., 9.55%, 05/01/10	94	96
				Sprint Capital Corp.,
		1,665	1,544	6.90%, 05/01/19	1,665	1,544
319	319	1,680	1,680	7.63%, 01/30/11	1,999	1,999
718	723	560	564	8.38%, 03/15/12	1,278	1,287
		1,534	1,492	8.75%, 03/15/32	1,534	1,492
				Telecom Italia Capital S.A., (Luxembourg),
800	725	2,100	1,903	4.95%, 09/30/14	2,900	2,628
700	654	1,600	1,496	5.25%, 11/15/13	2,300	2,150
250	244	1,875	1,834	7.00%, 06/04/18	2,125	2,078
700		3,300		Telefonica Emisiones S.A.U., (Spain),	4,000
	701		3,304	5.86%, 02/4/13		4,005

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

1,117		1,512		TELUS Corp., (Canada),	2,629
	1,196		1,619	8.00%, 06/01/11		2,815
				Verizon Communications, Inc.,
200	191	1,000	956	5.50%, 02/15/18	1,200	1,147
		250	245	5.55%, 02/15/16	250	245
798		3,650		Verizon Florida LLC,	4,448
	813		3,720	6.13%, 01/15/13		4,533
				Verizon Global Funding Corp.,
4,187	4,438	4,621	4,898	7.25%, 12/01/10	8,808	9,336
		1,540	1,668	7.38%, 09/01/12	1,540	1,668
		823		Verizon Maryland, Inc.,	823
			842	6.13%, 03/01/12		842
300		600		Verizon New England, Inc.,	900
	289		577	4.75%, 10/01/13		866
		880		Verizon New York, Inc.,	880
			866	7.38%, 04/01/32		866
		1,232		Verizon Pennsylvania, Inc.,	1,232
			1,370	8.35%, 12/15/30		1,370
1,595		1,193		Verizon Virginia, Inc.,	2,788
	1,535		1,148	4.63%, 03/15/13		2,683

	24,890		67,808			92,698

				Electric Utilities — 1.3%
				Alabama Power Co.,
319	325	392	399	4.70%, 12/01/10	711	724
		700	705	6.13%, 05/15/38	700	705
		392		Appalachian Power Co.,	392
			398	6.60%, 05/01/09		398
		1,110		Arizona Public Service Co.,	1,110
			991	4.65%, 05/15/15		991
917		1,260		Carolina Power & Light Co.,	2,177
	939		1,291	5.13%, 09/15/13		2,230
550		1,300		CenterPoint Energy Houston Electric LLC,	1,850
	536		1,267	5.75%, 01/15/14		1,803
300		1,400		Cleveland Electric Illuminating Co. (The),	1,700
	328		1,530	7.88%, 11/01/17		1,858
250		1,300		Columbus Southern Power Co.,	1,550
	250		1,299	6.05%, 05/1/18		1,549
175		750		Connecticut Light & Power Co.,	925
	175		749	5.65%, 05/1/18		924
				Duke Energy Carolinas LLC,
1,795	1,796	2,800	2,801	4.20%, 10/01/08 (c)	4,595	4,597
		1,400	1,372	5.10%, 04/15/18 (c)	1,400	1,372
1,595	1,653	2,016	2,089	5.63%, 11/30/12	3,611	3,742
		3,100		Duke Energy Indiana, Inc.,	3,100
			3,092	6.35%, 08/15/38		3,092
1,595		2,814		Exelon Generation Co. LLC,	4,409
	1,656		2,923	6.95%, 06/15/11		4,579
				Florida Power & Light Co.,
		500	496	5.95%, 10/01/33 (c)	500	496
		1,000	991	5.95%, 02/01/38 (c)	1,000	991
				Florida Power Corp.,
		500	504	4.80%, 03/01/13	500	504
175	178	950	967	5.65%, 06/15/18	1,125	1,145
		700	712	6.40%, 06/15/38	700	712
150		750		FPL Group Capital, Inc.,	900
	154		769	5.35%, 06/15/13		923
163		229		Kiowa Power Partners LLC,	392
	161		226	4.81%, 12/30/13 (e)		387
150		550		Midamerican Energy Co.,	700
	146		535	5.30%, 03/15/18		681
150		800		Nevada Power Co.,	950
	152		814	6.50%, 08/01/18		966
		2,560		Nisource Finance Corp.,	2,560
			2,543	6.15%, 03/01/13		2,543
330		1,650		Pacific Gas & Electric Co.,	1,980
	329		1,645	5.63%, 11/30/17		1,974
				Pacificorp,
		1,600	1,600	4.30%, 09/15/08	1,600	1,600
125	134			6.90%, 11/15/11	125	134
100		800		Peco Energy Co.,	900
	99		792	5.35%, 03/01/18		891
		675		Pepco Holdings, Inc.,	675
			689	6.45%, 08/15/12		689
		1,320		Potomac Electric Power Co.,	1,320
			1,308	6.50%, 11/15/37		1,308
				PSEG Power LLC,
		2,190	2,118	5.50%, 12/01/15	2,190	2,118
869	918	1,322	1,396	7.75%, 04/15/11	2,191	2,314
		1,255	1,523	8.63%, 04/15/31	1,255	1,523
50		225		Public Service Co. of Colorado,	275
	51		230	5.80%, 08/1/18		281

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		3,350		Public Service Co. of Oklahoma,	3,350
			3,187	6.63%, 11/15/37		3,187
200		625		Public Service Electric & Gas Co.,	825
	198		620	5.30%, 05/1/18		818
				Southern California Edison Co.,
		1,400	1,415	5.50%, 08/15/18	1,400	1,415
		645	640	5.95%, 02/01/38	645	640
				Spectra Energy Capital LLC,
700	689	2,000	1,968	5.50%, 03/01/14	2,700	2,657
100	98	250	245	5.67%, 08/15/14	350	343
		3,645	3,765	6.25%, 02/15/13	3,645	3,765
		980	1,056	8.00%, 10/01/19	980	1,056
				Virginia Electric and Power Co.,
400	402	2,150	2,160	5.10%, 11/30/12	2,550	2,562
1,000	973	3,600	3,504	5.40%, 04/30/18	4,600	4,477
		800	810	5.95%, 09/15/17	800	810

	12,340		60,134			72,474

				Electronic Equipment & Instruments — 0.0% (g)
120		1,000		Arrow Electronics, Inc.,	1,120
	124		1,031	6.88%, 07/01/13		1,155

				Food & Staples Retailing — 0.2%
1,196		1,680		Kroger Co. (The),	2,876
	1,249		1,755	8.05%, 02/01/10		3,004
		2,930		Safeway, Inc.,	2,930
			2,930	4.13%, 11/01/08		2,930
				Wal-Mart Stores, Inc.,
560	562	1,260	1,264	4.25%, 04/15/13	1,820	1,826
		1,200	1,043	5.25%, 09/01/35	1,200	1,043
		1,050	1,039	6.20%, 04/15/38	1,050	1,039
		700	805	7.55%, 02/15/30	700	805

	1,811		8,836			10,647

				Food Products — 0.3%
				Kellogg Co.,
200	196	1,300	1,276	4.25%, 03/06/13	1,500	1,472
500	508	2,100	2,132	5.13%, 12/03/12	2,600	2,640
				Kraft Foods, Inc.,
1,200	1,178	3,050	2,996	6.13%, 02/01/18	4,250	4,174
1,000	981	2,400	2,354	6.13%, 08/23/18	3,400	3,335
		1,600	1,565	6.88%, 02/01/38	1,600	1,565
		2,700	2,643	6.88%, 01/26/39	2,700	2,643

	2,863		12,966			15,829

				Gas Utilities — 0.2%
100		220		Atmos Energy Corp.,	320
	98		216	5.13%, 01/15/13		314
100		430		CenterPoint Energy Resources Corp.,	530
	96		414	6.13%, 11/1/17		510
638		1,008		KeySpan Gas East Corp.,	1,646
	667		1,054	7.88%, 02/01/10		1,721
350		1,600		Schlumberger Technology Corp.,	1,950
	377		1,722	6.50%, 04/15/12 (e)		2,099
1,037	1,047			Southern California Gas Co., 4.80%, 10/01/12	1,037	1,047
70				Texas Eastern Transmission LP, 7.30%,	70
	74			12/1/2010		74
				TransCanada Pipelines Ltd., (Canada),
365	346	1,150	1,091	4.00%, 06/15/13	1,515	1,437
		1,500	1,354	6.20%, 10/15/37	1,500	1,354
500	505			6.50%, 08/15/18	500	505
		2,100	2,153	7.25%, 08/15/38	2,100	2,153

	3,210		8,004			11,214

				Health Care Equipment & Supplies — 0.0% (g)
100		400		Baxter International, Inc.,	500
	97		388	4.63%, 03/15/15		485

				Hotels, Restaurants & Leisure — 0.0% (g)
300		1,725		McDonald’s Corp.,	2,025
	299		1,720	4.30%, 03/01/13		2,019

				Household Durables — 0.0% (g)
		1,485		Centex Corp.,	1,485
			1,203	5.70%, 05/15/14		1,203

				Household Products — 0.0% (g)
183		824		Procter & Gamble Co. — ESOP,	1,007
	227		1,022	9.36%, 01/01/21		1,249

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Industrial Conglomerates — 0.0% (g)
250		1,100		Siemens Financieringsmaatschappij N.V., (Netherlands),	1,350
	252		1,107	5.75%, 10/17/16 (e)		1,359

				Insurance — 1.2%
				American International Group, Inc.,
1,515	1,343	2,184	1,936	4.25%, 05/15/13 (c)	3,699	3,279
300	246	2,500	2,054	5.45%, 05/18/17	2,800	2,300
		1,425	1,206	5.60%, 10/18/16	1,425	1,206
2,393		3,248		ASIF Global Financing XIX,	5,641
	2,258		3,065	4.90%, 01/17/13 (e)		5,323
1,795		3,360		ASIF Global Financing XXIII,	5,155
	1,792		3,354	3.90%, 10/22/08 (e)		5,146
				Berkshire Hathaway Finance Corp.,
1,000	1,004	2,800	2,810	4.60%, 05/15/13 (e)	3,800	3,814
150	152	600	607	5.00%, 08/15/13 (e)	750	759
700	697	5,500	5,474	5.40%, 05/15/18 (e)	6,200	6,171
200		930		Chubb Corp.,	1,130
	192		892	5.75%, 05/15/18		1,084
1,595		2,520		Jackson National Life Global Funding,	4,115
	1,661		2,624	6.13%, 05/30/12 (e)		4,285
957		1,400		John Hancock Global Funding II,	2,357
	956		1,399	3.50%, 01/30/09 (e)		2,355
		2,980		Liberty Mutual Group, Inc.,	2,980
			2,801	5.75%, 03/15/14 (c) (e)		2,801
700		2,500		MetLife Life and Annuity Co. of Connecticut,	3,200
	646		2,308	5.13%, 08/15/14 (e)		2,954
		815		MetLife, Inc.,	815
			817	6.82%, 08/15/18		817
				Metropolitan Life Global Funding I,
873	864	1,624	1,607	5.20%, 09/18/13 (e)	2,497	2,471
		750	760	5.75%, 07/25/11 (e)	750	760
1,755		3,360		Monumental Global Funding II,	5,115
	1,742		3,335	4.38%, 07/30/09 (e)		5,077
				Nationwide Financial Services,
		1,130	1,137	5.90%, 07/01/12	1,130	1,137
479	494	1,182	1,219	6.25%, 11/15/11	1,661	1,713
877		1,330		New York Life Global Funding,	2,207
	878		1,332	3.88%, 01/15/09 (e)		2,210
				Pacific Life Global Funding,
917	917	848	848	3.75%, 01/15/09 (e)	1,765	1,765
500	500	2,000	2,001	5.15%, 04/15/13 (e)	2,500	2,501
				Principal Life Income Funding Trusts,
		1,750	1,755	5.15%, 06/17/11	1,750	1,755
		2,500	2,489	5.30%, 12/14/12	2,500	2,489
				Protective Life Secured Trusts,
853	844	1,199	1,186	4.00%, 10/07/09	2,052	2,030
1,595	1,570	3,360	3,307	4.00%, 04/01/11	4,955	4,877
200		870		Travelers Cos, Inc. (The),	1,070
	192		835	5.80%, 05/15/18		1,027

	18,948		53,158			72,106

				Integrated Telecommunication Services — 0.1%
		2,295		AT&T, Inc.,	2,295
			2,282	5.63%, 06/15/16		2,282
		785		Deutsche Telekom International Finance BV, (Netherlands),	785
			766	5.25%, 07/22/13		766
		1,000		France Telecom S.A., (France),	1,000
			1,199	8.50%, 03/1/31		1,199
		1,415		Telecom Italia Capital S.A., (Luxembourg),	1,415
			1,415	4.00%, 11/15/08		1,415

			5,662			5,662

				IT Services — 0.1%
350		2,600		Electronic Data Systems Corp.,	2,950
	367		2,725	6.00%, 08/1/13		3,092

				Machinery — 0.1%
350		2,300		Eaton Corp.,	2,650
	347		2,281	5.60%, 05/15/18		2,628
175		600		Parker Hannifin Corp.,	775
	176		604	5.50%, 05/15/18		780

	523		2,885			3,408

				Media — 0.6%
570		5,847		Comcast Cable Communications Holdings, Inc.,	6,417
	630		6,458	8.38%, 03/15/13		7,088
2,951		4,088		Comcast Cable Holdings LLC,	7,039
	3,319		4,599	9.80%, 02/01/12		7,918
				Comcast Corp.,
479	481	2,095	2,105	5.50%, 03/15/11	2,574	2,586
200	195	1,100	1,075	5.90%, 03/15/16	1,300	1,270

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

718		1,022		Cox Communications, Inc.,	1,740
	758		1,078	7.75%, 11/01/10		1,836
		2,415		Historic TW, Inc.,	2,415
			2,765	9.15%, 02/01/23		2,765
		900		News America, Inc.,	900
			975	7.25%, 05/18/18		975
		1,337		TCI Communications, Inc.,	1,337
			1,303	7.13%, 02/15/28		1,303
225		900		Thomson Reuters Corp., (Canada),	1,125
	228		912	5.95%, 07/15/13		1,140
500		1,200		Time Warner Cable, Inc.,	1,700
	477		1,146	5.85%, 05/01/17		1,623
				Time Warner Entertainment Co. LP,
		2,020	2,205	8.38%, 03/15/23	2,020	2,205
877	999	1,288	1,467	10.15%, 05/01/12	2,165	2,466
		255		Time Warner, Inc.,	255
			257	7.70%, 05/01/32		257

	7,087		26,345			33,432

				Metals & Mining — 0.1%
				Alcoa, Inc.,
805	746	1,385	1,283	5.55%, 02/01/17	2,190	2,029
400	400	2,400	2,403	6.00%, 07/15/13	2,800	2,803
600		2,800		Rio Tinto Finance USA Ltd., (Australia),	3,400
	605		2,823	5.88%, 07/15/13		3,428

	1,751		6,509			8,260

				Multiline Retail — 0.1%
		1,800		Nordstrom, Inc.,	1,800
			1,631	7.00%, 01/15/38 (c)		1,631
				Target Corp.,
600	606			6.00%, 01/15/18	600	606
		1,900	1,963	7.00%, 01/15/38	1,900	1,963

	606		3,594			4,200

				Multi-Utilities — 0.2%
500		2,750		Aquila, Inc.,	3,250
	580		3,190	14.88%, 07/01/12		3,770
				Dominion Resources, Inc.,
766	793	1,113	1,152	6.25%, 06/30/12	1,879	1,945
		1,200	1,235	7.00%, 06/15/38	1,200	1,235
798		2,100		DTE Energy Co.,	2,898
	809		2,129	6.65%, 04/15/09		2,938
		2,300		Sempra Energy,	2,300
			2,284	6.15%, 06/15/18		2,284

	2,182		9,990			12,172

				Oil, Gas & Consumable Fuels — 0.6%
		455		Alberta Energy Co. Ltd., (Canada),	455
			474	7.38%, 11/1/31		474
				Canadian Natural Resources Ltd., (Canada),
400	390			5.90%, 02/01/18	400	390
		2,000	1,967	6.75%, 02/01/39 (c)	2,000	1,967
		500		Conoco Funding Co., (Canada),	500
			576	7.25%, 10/15/31		576
				ConocoPhillips,
300	297	1,200	1,190	5.20%, 05/15/18	1,500	1,487
		1,200	1,183	5.90%, 05/15/38	1,200	1,183
1,874	2,035	2,520	2,737	8.75%, 05/25/10	4,394	4,772
225		1,000		ConocoPhillips Canada Funding Co. I, (Canada),	1,225
	231		1,027	5.63%, 10/15/16 (c)		1,258
		1,155		Husky Energy, Inc., (Canada),	1,155
			1,117	6.15%, 06/15/19		1,117
		1,230		Kerr-McGee Corp.,	1,230
			1,255	6.95%, 07/01/24		1,255
150		1,400		Marathon Oil Canada Corp., (Canada),	1,550
	162		1,517	8.38%, 05/1/12		1,679
				Marathon Oil Corp.,
700	675	2,400	2,314	5.90%, 03/15/18	3,100	2,989
400	396	2,400	2,374	6.00%, 10/01/17	2,800	2,770
		2,000		Petro-Canada, (Canada),	2,000
			1,903	6.80%, 05/15/38		1,903
		2,045		Pioneer Natural Resources Co.,	2,045
			1,793	5.88%, 07/15/16		1,793
		900		Suncor Energy, Inc., (Canada),	900
			901	6.85%, 06/1/39		901
		300		Tosco Corp.,	300
			360	7.80%, 01/01/27		360
				XTO Energy, Inc.,
700	669	2,300	2,198	4.63%, 06/15/13	3,000	2,867
700	703	2,100	2,108	5.75%, 12/15/13	2,800	2,811

	5,558		26,994			32,552

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

				Paper & Forest Products — 0.1%
				International Paper Co.,
1,316	1,279	1,904	1,850	4.00%, 04/01/10	3,220	3,129
514	513	879	877	4.25%, 01/15/09	1,393	1,390
		216	207	5.85%, 10/30/12	216	207
160		700		Weyerhaeuser Co.,	860
	164		719	6.75%, 03/15/12		883

	1,956		3,653			5,609

				Pharmaceuticals — 0.2%
		350		Abbott Laboratories,	350
			354	6.15%, 11/30/37		354
500		2,700		AstraZeneca plc, (United Kingdom),	3,200
	514		2,776	5.40%, 06/1/14		3,290
				GlaxoSmithKline Capital, Inc.,
850	856	2,250	2,267	4.85%, 05/15/13	3,100	3,123
		2,100	2,101	6.38%, 05/15/38	2,100	2,101
175		865		Schering-Plough Corp.,	1,040
	173		852	6.00%, 09/15/17		1,025
		790		Wyeth,	790
			822	6.45%, 02/01/24		822

	1,543		9,172			10,715

				Real Estate Investment Trusts (REITs) — 0.1%
300		1,750		HRPT Properties Trust,	2,050
	270		1,574	6.65%, 01/15/18		1,844
				Simon Property Group LP,
275	261	1,500	1,424	5.63%, 08/15/14	1,775	1,685
350	342	1,770	1,728	6.10%, 05/01/16	2,120	2,070

	873		4,726			5,599

				Real Estate Management & Development — 0.0% (g)
319		392		ERP Operating LP,	711
	317		389	4.75%, 06/15/09		706

				Road & Rail — 0.2%
				Burlington Northern Santa Fe Corp.,
785	790	1,375	1,385	6.13%, 03/15/09	2,160	2,175
		700	738	6.75%, 07/15/11	700	738
798	839	1,425	1,499	7.13%, 12/15/10	2,223	2,338
		300	323	7.29%, 06/01/36	300	323
		400		Erac USA Finance Co.,	400
			339	6.38%, 10/15/17 (e)		339
				Norfolk Southern Corp.,
		299	271	5.59%, 05/17/25	299	271
		871	786	5.64%, 05/17/29	871	786
		326	350	7.25%, 02/15/31	326	350
135	152			7.70%, 05/15/17	135	152
		34	38	7.80%, 05/15/27	34	38
				Union Pacific Corp.,
175	166			4.88%, 01/15/15	175	166
200	194	1,600	1,551	5.65%, 05/01/17	1,800	1,745
450	427	1,250	1,185	5.70%, 08/15/18	1,700	1,612

	2,568		8,465			11,033

				Software — 0.1%
				Oracle Corp.,
620	618	1,700	1,694	5.25%, 01/15/16	2,320	2,312
600	601	2,800	2,808	5.75%, 04/15/18	3,400	3,409
		850	859	6.50%, 04/15/38	850	859

	1,219		5,361			6,580

				Specialty Retail — 0.1%
1,000		3,600		Home Depot, Inc.,	4,600
	905		3,257	5.40%, 03/01/16		4,162

				Thrifts & Mortgage Finance — 0.3%
		784		Bank United,	784
			689	8.00%, 03/15/09		689
				Countrywide Home Loans, Inc.,
3,190	2,858	3,080	2,759	4.00%, 03/22/11	6,270	5,617
		230	220	4.13%, 09/15/09	230	220
1,196		1,400		Wachovia Mortgage FSB,	2,596
	1,183		1,384	4.50%, 06/15/09		2,567
				Washington Mutual Bank,
299	179			5.65%, 08/15/14	299	179
1,196	861	980	706	6.88%, 06/15/11	2,176	1,567
				Washington Mutual, Inc.,
1,085	776	2,921	2,089	4.20%, 01/15/10	4,006	2,865
		1,000	490	4.63%, 04/01/14	1,000	490
		1,000	595	5.25%, 09/15/17	1,000	595

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund		JPMorgan Core Bond Fund			Combined Pro Forma		Combined Pro Forma

Principal ($)	Value ($)	Principal ($)		Value ($)		Security Description	Principal ($)		Value ($)

300	153	1,500		765		7.25%, 11/01/17	1,800		918

	6,010			9,697					15,707

						Water Utilities — 0.0% (g)
300		1,725				American Water Capital Corp.,	2,025
	290			1,669		6.09%, 10/15/17			1,959

						Wireless Telecommunication Services — 0.2%
						New Cingular Wireless Services, Inc.,
1,436	1,536	4,047		4,329		7.88%, 03/01/11	5,483		5,865
		1,215		1,451		8.75%, 03/01/31	1,215		1,451
1,650		2,500				Sprint Nextel Corp.,	4,150
	1,506			2,281		6.00%, 12/01/16			3,787
400		1,650				Vodafone Group plc, (United Kingdom),	2,050
	378			1,560		5.00%, 09/15/15			1,938

	3,420			9,621					13,041

						Total Corporate Bonds
	270,622			778,335		(Cost $273,800, $797,235 and $1,071,035, respectively)			1,048,957

						Foreign Government Securities — 0.5%
						Province of Quebec, (Canada),
2,393	2,424	6,441		6,524		5.75%, 02/15/09 (c)	8,834		8,948
		560		694		SUB, 7.37%, 03/06/26	560		694
						United Mexican States, (Mexico),
1,475	1,476	2,313		2,315		4.63%, 10/08/08	3,788		3,791
		4,881		5,691		7.50%, 04/08/33	4,881		5,691
		2,035		2,100		5.88%, 01/15/14	2,035		2,100
1,293	1,363	2,105		2,219		6.38%, 01/16/13	3,398		3,582
850	912					6.63%, 03/03/15	850		912
		2,925		3,678		8.30%, 08/15/31	2,925		3,678

						Total Foreign Government Securities
	6,175			23,221		(Cost $6,047, $21,458 and $27,505 respectively)			29,396

						Mortgage Pass-Through Securities — 11.9%
						Federal Home Loan Mortgage Corp.
		3,570		3,590		ARM, 4.14%, 04/01/34	3,570		3,590
		1,942		1,964		ARM, 4.30%, 12/01/33	1,942		1,964
		1,809		1,826		ARM, 5.05%, 08/01/35	1,809		1,826
71	72					ARM, 5.13%, 07/01/26	71		72
		2,773		2,816		ARM, 5.17%, 02/01/36	2,773		2,816
		513		525		ARM, 5.18%, 09/01/32	513		525
		3,462		3,520		ARM, 5.43%, 07/01/37	3,462		3,520
		1,294		1,320		ARM, 5.58%, 01/01/37	1,294		1,320
		2,672		2,730		ARM, 5.72%, 11/01/36	2,672		2,730
		6,009		6,143		ARM, 5.89%, 10/01/36	6,009		6,143
		848		865		ARM, 5.92%, 02/01/37	848		865
		125		127		ARM, 5.93%, 04/01/30	125		127
		186		188		ARM, 6.00%, 07/01/19	186		188
338	341					ARM, 6.11%, 01/01/27	338		341
						Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family
1,690	1,630	10,524		10,178		4.00%, 04/01/14 - 05/01/19	12,214		11,808
649	639	5,860		5,767		4.50%, 08/01/18 - 10/01/18	6,509		6,406
784	786	36,622		36,670		5.00%, 10/01/17 - 12/01/17	37,406		37,456
193	197	27,504		27,990		5.50%, 06/01/17 - 06/01/20	27,697		28,187
268	276	41,891		42,901		6.00%, 04/01/18	42,159		43,177
1,495	1,549	13,538		14,032		6.50%, 07/01/16 - 03/01/22	15,033		15,581
149	155	121		127		7.00%. 08/01/10 - 04/01/17	270		282
99	102	383		396		7.50%, 08/01/09 - 11/01/15	482		498
28	29	108		121		8.50%, 01/01/10 - 11/01/15	136		150
						Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family
199	203	744		761		6.00%, 12/01/22	943		964
353	367	2,070		2,154		6.50%, 12/01/13 - 11/01/22	2,423		2,521
						Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family
		6,979		6,346		4.00%, 10/01/33	6,979		6,346
		38,181		36,907		5.00%, 01/01/34 - 03/01/35	38,181		36,907
1,432	1,420	8,841		8,766		5.50%, 10/01/33 - 07/01/35	10,273		10,186
863	874	3,353		3,404		6.00%, 10/01/29 - 01/01/34	4,216		4,278
		8,230		8,500		6.50%, 08/01/29 - 11/01/36	8,230		8,500
95	100	473		497		7.00%, 04/01/22 - 08/01/32	568		597
67	73					7.50%, 08/01/25	67		73
83	89					8.00%, 07/01/20 - 11/01/24	83		89
221	245					8.50%, 07/01/28	221		245
						Federal Home Loan Mortgage Corp. Gold Pools, Other
		2,034		2,079		6.50%, 06/01/37	2,034		2,079
		78		81		7.00%, 07/01/29	78		81
						Federal Home Loan Mortgage Corp., 30 Year, Single Family
		—	(h)	—	(h)	7.50%, 07/01/16	—	(h)	—	(h)
40	44	39		43		12.00%, 08/01/15 - 07/01/19	79		87
						Federal National Mortgage Association
		1,188		1,198		ARM, 4.07%, 04/01/34	1,188		1,198
		1,774		1,776		ARM, 4.11%, 09/01/33	1,774		1,776
		983		982		ARM, 4.12%, 01/01/34	983		982

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

		1,531	1,537	ARM, 4.18%. 08/01/35	1,531	1,537
		3,043	3,037	ARM, 4.21%, 09/01/33	3,043	3,037
		2,464	2,475	ARM, 4.24%, 08/01/33	2,464	2,475
		571	577	ARM, 4.27%, 05/01/35	571	577
		429	434	ARM, 4.31%, 07/01/34	429	434
152	151	309	308	ARM, 4.44%, 09/01/27	461	459
		2,053	2,062	ARM, 4.47%, 01/01/36 - 11/01/34	2,053	2,062
160	160	302	302	ARM, 4.60%, 03/01/29	462	462
404	407			ARM, 4.62%, 09/01/34	404	407
		6,543	6,541	ARM, 4.65%, 04/01/35	6,543	6,541
		2,021	2,023	ARM, 4.71%, 09/01/35	2,021	2,023
		2,220	2,237	ARM, 4.74%, 11/01/34	2,220	2,237
1,431	1,438	13,999	14,063	ARM, 4.83%, 01/01/35	15,430	15,501
		2,512	2,507	ARM, 4.88%, 01/01/34	2,512	2,507
		1,089	1,098	ARM, 4.92%, 02/01/35	1,089	1,098
		1,705	1,726	ARM, 4.93%, 08/01/34	1,705	1,726
		1,453	1,471	ARM, 4.98%, 08/01/34	1,453	1,471
		2,355	2,368	ARM, 4.99%, 01/01/35	2,355	2,368
		6,108	6,173	ARM, 5.01%, 03/01/35 - 05/01/35	6,108	6,173
		2,050	2,092	ARM, 5.09%, 10/01/34	2,050	2,092
		3,333	3,388	ARM, 5.12%, 11/01/33	3,333	3,388
		3,734	3,720	ARM, 5.15%, 10/01/34	3,734	3,720
		1,591	1,622	ARM, 5.22%, 01/01/19 - 02/01/36	1,591	1,622
		2,633	2,675	ARM, 5.29%, 09/01/36	2,633	2,675
1,444	1,443	4,044	4,041	ARM, 5.43%, 06/01/36	5,488	5,484
63	64	69	70	ARM, 5.52%, 03/01/19	132	134
31	31			ARM, 5.54%, 06/01/26	31	31
		3,478	3,540	ARM, 5.69%, 01/01/37	3,478	3,540
17	18			ARM, 6.79%, 08/01/19	17	18
				Federal National Mortgage Association, 15 Year, Single Family
		904	837	3.50%, 04/01/19	904	837
1,685	1,606	13,586	12,950	4.00%, 07/01/18 - 12/01/20	15,271	14,556
9,768	9,622	63,622	62,620	4.50%, 05/01/18 - 12/01/19	73,390	72,242
7,096	7,115	54,567	54,712	5.00%, 12/01/16 - 10/01/19	61,663	61,827
469	478	78,816	80,207	5.50%, 02/01/18 - 07/01/20	79,285	80,685
		16,419	16,901	6.00%, 06/01/16 - 07/01/21	16,419	16,901
1,429	1,486	1,096	1,139	6.50%, 12/01/10 - 08/01/20	2,525	2,625
17	17	1,261	1,322	7.00%, 06/01/10 - 09/01/17	1,278	1,339
234	245	116	121	7.50%, 10/01/12 - 03/01/17	350	366
171	179	292	306	8.00%, 11/01/12 - 11/01/15	463	485
				Federal National Mortgage Association, 20 Year, Single Family
		1,741	1,782	6.00%, 02/01/14 - 04/01/24	1,741	1,782
		3,528	3,674	6.50% - 05/01/22 - 12/01/22	3,528	3,674
				Federal National Mortgage Association, 30 Year, FHA / VA
		104	109	7.00%, 02/01/33	104	109
		170	184	8.00%, 06/01/28	170	184
		171	187	9.00%, 05/01/18 - 12/01/25	171	187
				Federal National Mortgage Association, 30 Year, Single Family
		2,489	2,263	4.00%, 12/01/33	2,489	2,263
		4,933	4,612	4.50%, 11/01/33 - 02/01/35	4,933	4,612
2,064	1,998	30,372	29,368	5.00%, 06/01/33 - 09/01/35	32,436	31,366
3,020	2,999	18,680	18,552	5.50%, 02/01/33 - 03/01/34	21,700	21,551
1,534	1,557	5,100	5,182	6.00%, 12/01/28 - 09/01/33	6,634	6,739
796	829	5,016	5,212	6.50%, 03/01/29 - 01/01/36	5,812	6,041
247	262	1,256	1,321	7.00%, 04/01/17 - 03/01/36	1,503	1,583
146	157	1,152	1,215	7.50%, 11/01/22 - 01/01/37	1,298	1,372
479	521	1,990	2,160	8.00%, 03/01/21 - 11/01/28	2,469	2,681
283	310			8.50%, 07/01/24 - 02/01/30	283	310
188	207	8	9	9.00%, 09/01/19 - 12/01/30	196	216
54	60	68	75	9.50%, 12/01/18 - 07/01/28	122	135
28	32			10.00%, 02/01/24	28	32
36	40	42	47	12.50%, 01/01/16	78	87
				Federal National Mortgage Association, Other
698	691	2,833	2,805	4.00%, 09/01/13 - 03/01/14	3,531	3,496
390	390	2,055	2,055	4.50%, 11/01/14	2,445	2,445
		2,517	2,476	5.00%, 12/01/32 - 08/01/34	2,517	2,476
		1,888	1,907	5.50%, 06/01/12 - 09/01/17	1,888	1,907
818	852	1,116	1,150	6.50%, 04/01/28 - 04/01/36	1,934	2,002
		1,183	1,230	7.00%, 12/01/36	1,183	1,230
		370	424	10.89%, 04/15/19	370	424
				Government National Mortgage Association II, 30 Year, Single Family
534	545			6.00%, 3/20/28	534	545
110	118	210	226	7.50%, 2/20/28 - 09/20/28	320	344
293	319	286	312	8.00%, 12/20/25 - 10/20/28	579	631
169	186	94	103	8.50%, 03/20/25 - 05/20/25	263	289
				Government National Mortgage Association, 15 Year, Single Family
320	332			6.00%, 10/15/17	320	332
10	10	493	513	6.50%, 07/15/09 - 12/15/17	503	523
70	74	—	—	7.50%, 02/15/12 - 03/15/12	70	74
325	345	782	830	8.00%, 08/15/09 - 01/15/16	1,107	1,175
				Government National Mortgage Association, 30 Year, Single Family
		3,877	3,885	5.50%, 06/15/33 - 09/15/34	3,877	3,885

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

884	903			6.00%, 11/15/28	884	903
1,308	1,356	1,482	1,535	6.50%, 01/15/24 - 01/15/33	2,790	2,891
1,607	1,715	2,401	2,540	7.00%, 08/15/23 - 04/15/37	4,008	4,255
255	274	173	186	7.50%, 11/15/22 - 06/15/32	428	460
85	93	66	72	8.00%, 05/15/22 - 08/15/28	151	165
73	79			8.50%, 03/15/17 - 11/15/17	73	79
102	111	6	7	9.00%, 01/15/09 - 11/15/24	108	118
195	216			9.50%, 10/15/09 - 12/15/25	195	216
87	99			12.00%, 11/15/19	87	99

	51,331		638,700	Total Mortgage Pass-Through Securities (Cost $50,711, $638,661 and $689,372, respectively)		690,031

				Municipal Bond — 0.0% (g)
				Illinois — 0.0% (g)
		2,350		State of Illinois, Taxable Pension,	2,350
			2,194	5.10%, 06/1/33		2,194

				(Cost $0, $2,350 and $2,350, respectively)

				Supranationals — 0.0% (g)
160		560		Corp. Andina de Fomento,	720
	158		554	5.20%, 05/21/13		712
80				Inter-American Development Bank, 8.40%,	80
	84			9/1/2009		84

	242		554	Total Supranationals (Cost $240, $559 and $799, respectively)		796

				U.S. Government Agency Securities — 0.8%
				Federal Home Loan Bank System,
5,144	5,158	16,167	16,210	4.72%, 09/20/12	21,311	21,368
798	817			6.21%, 06/02/09	798	817
				Federal Home Loan Mortgage Corp.,
		1,260	1,343	5.75%, 01/15/12	1,260	1,343
387	414			6.88%, 9/15/10	387	414
				Federal National Mortgage Association,
3,190	3,353	2,240	2,355	5.50%, 03/15/11	5,430	5,708
957	1,031	1,778	1,915	6.13%, 03/15/12	2,735	2,946
2,672	2,548	4,822	4,598	6.25%, 02/01/11	7,494	7,146
		3,855	4,070	7.25%, 01/15/10	3,855	4,070

	13,321		30,491	Total U.S. Government Agency Securities (Cost $13,300, $30,393 and $43,693, respectively)		43,812

				U.S. Treasury Obligations — 14.7%
				U.S. Treasury Bonds,
		4,685	5,692	6.13%, 11/15/27 (c)	4,685	5,692
		1,000	1,206	6.25%, 08/15/23 (c)	1,000	1,206
		1,120	1,453	7.13%, 02/15/23 (c)	1,120	1,453
		24,490	31,956	7.25%, 08/15/22 (m)	24,490	31,956
		1,142	1,444	7.50%, 11/15/16	1,142	1,444
		1,680	2,321	7.63%, 02/15/25	1,680	2,321
		8,717	11,771	7.88%, 02/15/21 (m)	8,717	11,771
1,300	1,771	10,070	13,720	8.75%, 05/15/17 (c)	11,370	15,491
		4,789	6,831	8.75%, 08/15/20	4,789	6,831
		5,000	6,888	8.88%, 08/15/17 (c)	5,000	6,888
		336	473	8.88%, 02/15/19 (c)	336	473
		4,094	5,755	9.88%, 11/15/15 (m)	4,094	5,755
		1,000	1,443	10.63%, 08/15/15 (c)	1,000	1,443
		3,650	5,325	11.25%, 02/15/15 (m)	3,650	5,325
18,227	20,253	13,721	15,246	11.75%, 11/15/14 (m)	31,948	35,499
1,042	1,140	3,095	3,385	12.50%, 08/15/14 (m)	4,137	4,525
				U.S. Treasury Bonds Coupon STRIPS,
		1,150	1,146	11/15/08 (c)	1,150	1,146
		1,500	1,464	11/15/09	1,500	1,464
500	485	5,070	4,918	02/15/10 (c)	5,570	5,403
12,348	11,624	22,233	20,930	02/15/11 (c)	34,581	32,554
2,000	1,853	8,820	8,170	08/15/11 (c)	10,820	10,023
239	216			02/15/12 (c)	239	216
2,750	2,483	2,157	1,948	05/15/12 (c)	4,907	4,431
399	355			8/15/2012	399	355
4,625	4,077	21,507	18,958	11/15/12 (c)	26,132	23,035
7,976	6,956	36,586	31,907	02/15/13 (c)	44,562	38,863
1,596	1,367	27,671	23,699	08/15/13	29,267	25,066
798	676	6,750	5,717	11/15/13	7,548	6,393
15,773	13,226	25,553	21,426	02/15/14 (m)	41,326	34,652
8,184	6,789	13,929	11,555	05/15/14 (m)	22,113	18,344
15,798	12,961	21,764	17,855	08/15/14 (m)	37,562	30,816
9,437	7,661	23,774	19,299	11/15/14 (c)	33,211	26,960
300	240	25,409	20,364	02/15/15 (m)	25,709	20,604
4,500	3,562	5,395	4,270	05/15/15 (c)	9,895	7,832
498	390	20,193	15,797	08/15/15 (c)	20,691	16,187
8,048	6,205	32,813	25,297	11/15/15 (c)	40,861	31,502
18,889	14,385	68,923	52,489	02/15/16	87,812	66,874
3,478	2,599	18,972	14,178	05/15/16	22,450	16,777

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

1,595	1,177	2,632	1,943	08/15/16	4,227	3,120
		10,661	7,744	11/15/16 (c)	10,661	7,744
		13,834	9,902	02/15/17	13,834	9,902
4,500	3,176	46,075	32,521	05/15/17 (c)	50,575	35,697
590	411	15,570	10,842	08/15/17	16,160	11,253
475	327	32,455	22,343	11/15/17	32,930	22,670
		24,699	16,611	05/15/18 (c)	24,699	16,611
		19,672	12,602	02/15/19 (c)	19,672	12,602
		2,275	1,358	05/15/20	2,275	1,358
		1,008	548	02/15/22 (c)	1,008	548
		7,869	4,071	02/15/23 (c)	7,869	4,071
				U.S. Treasury Bonds Principal STRIPS,
4,982	4,857	5,317	5,184	11/15/09	10,299	10,041
6,360	5,632	15,845	14,032	11/15/12	22,205	19,664
		8,096	6,254	11/15/15 (c)	8,096	6,254
				U.S. Treasury Inflation Indexed Bonds,
		13,675	16,851	3.63%, 04/15/28 (m)	13,675	16,851
		3,735	3,766	3.88%, 01/15/09 (c)	3,735	3,766
7,148	7,516	22,570	23,731	4.25%, 01/15/10	29,718	31,247
				U.S. Treasury Notes,
		1,000	1,014	3.38%, 10/15/09 (c)	1,000	1,014
		12,925	13,085	3.50%, 08/15/09 (c)	12,925	13,085
		4,000	4,079	3.50%, 02/15/10 (c)	4,000	4,079
400	405			3.63%, 07/15/09	400	405
100	101	12,290	12,470	4.00%, 06/15/09 (c)	12,390	12,571
	—	3,645	3,805	4.00%, 02/15/14 (c)	3,645	3,805
		3,300	3,495	4.63%, 10/31/11 (c)	3,300	3,495
		3,805	4,127	4.75%, 05/15/14 (c)	3,805	4,127
		500	510	4.88%, 05/15/09 (c)	500	510
		4,000	4,141	6.00%, 08/15/09	4,000	4,141
		33,301	35,377	6.50%, 02/15/10 (m)	33,301	35,377

	144,876		708,702	Total U.S. Treasury Obligations (Cost $140,003, $667,010 and $807,013, respectively)		853,578

Shares		Shares			Shares

				Common Stock — 0.0% (g)
				Independent Power Producers & Energy Traders — 0.0% (g)
		1		Dynegy, Inc., Class A (a) (c)	1
			5	(Cost $—, $— and $—, respectively)		5
	935,514		4,571,973	Total Long-Term Investments (Cost $943,145, $4,616,316 and $5,559,461, respectively)		5,507,487

				Short-Term Investment — 5.4%
				Investment Company — 5.4%
21,975		261,506		JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	283,481
	21,975		261,506	(Cost $21,975, $261,506 and $283,481, respectively)		283,481

Principal ($)		Principal ($)			Principal ($)

				Investments of Cash Collateral for Securities on Loan — 3.5%
				Asset-Backed Security — 0.1%
		3,356		GSAA Trust,	3,356
			3,111	Series 2006-3, Class A1, VAR, 2.55%, 09/25/08 (i)		3,111

				Corporate Notes — 1.8%
		9,999		American Express Centurion Bank,	9,999
			9,999	VAR, 2.88%, 09/17/08		9,999
3,500		11,500		BBVA Senior Finance S.A., (Spain), ,	15,000
	3,500		11,500	VAR, 2.84% 03/12/10		15,000
		2,500		Beta Finance, Inc.,	2,500
			2,477	VAR, 2.13%, 02/20/09 (e) (i) (s)		2,477
3,000		10,000		General Electric Capital Corp.,	13,000
	2,958		9,859	VAR, 2.15%, 03/12/10		12,817
3,500		10,000		Monumental Global Funding III,	13,500
	3,436		9,817	VAR, 2.86%, 05/24/10		13,253
		15,000		National Australia Bank Ltd., (Australia),	15,000
			15,000	VAR, 2.88%, 04/06/09 (e)		15,000
3,000		9,000		Pricoa Global Funding I,	12,000
	2,959		8,877	VAR, 2.16%, 12/15/09		11,836
		11,998		Santander U.S. Debt S.A. Unipersonal,	11,998
			11,999	VAR, 2.93%, 10/21/08		11,999
		15,000		Svenska Handelsbanken AB, (Sweden),	15,000
			15,000	VAR, 3.00%, 02/06/09 (e)		15,000

	12,853		94,528			107,381

				Repurchase Agreements — 1.6%
9,708		17,273		Banc of America Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $26,987, collateralized by U.S. Government	26,981

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Bond Fund		Combined Pro Forma	Combined Pro Forma

Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)

7,500	9,708	5,600	17,273	Agency Mortgages with a value of $27,521 Citigroup Global Markets, Inc., 2.14%, dated 08/29/08, due 09/02/08, repurchase price $13,162, collateralized by U.S. Government	13,160	26,981
	7,500		5,660	Agency Mortgages with a value of $13,423		13,160
10,000				Credit Suisse (USA) LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $10,002, collateralized by U.S. Government	10,000
	10,000			Agency Mortgages with a value of $10,200		10,000
7,500				Merrill Lynch Securities, Inc., 2.12%, dated 08/29/08, due 09/02/08, repurchase price $7,502, collateralized by U.S. Government	7,500
	7,500			Agency Mortgages with a value of $7,650		7,500
		25,000		Morgan Stanley, 2.12%, dated 08/29/08, due 09/02/08, repurchase price $25,006, collateralized by U.S. Government Agency	25,000
			25,000	Mortgages with a value of $25,500		25,000
7,500		5,000		UBS Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $12,502, collateralized by U.S. Government Agency	12,500
	7,500		5,000	Mortgages with a value of $13,125		12,500

	42,208		52,933			95,141

	55,061		150,572	Total Investments of Cash Collateral for Securities on Loan (Cost $55,208, $151,287 and $206,495, respectively)		205,633

	1,012,550		4,984,051	Total Investments — 103.3% (Cost $1,020,328, $5,029,109 and $6,049,437, respectively)		5,996,601
	(51,662)		(141,908)	Liabilities in Excess of Other Assets — (3.3)%		(193,570)

	960,888		4,842,143	NET ASSETS — 100.0%		5,803,031

See notes to pro forma financial statements

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $368 which amounts to less than 0.0% of total investments.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corp.
GO	General Obligation
HB

High Coupon Bonds (aka “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a right that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount show represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2008.
TBA	To Be Announced
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2008.

JPMorgan Intermediate Bond Fund/JPMorgan Core Bond Fund
Pro Forma Combined Statement of Assets and Liabilities
As of August 31, 2008 (Unaudited)
(Amounts in thousands, except per share amount)

	Acquired Portfolio	Acquiring Portfolio

	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS:
Investments in non-affiliates, at value	$943,337	$4,658,538	$—		$5,601,875
Investments in affiliates, at value	27,005	272,580	—		299,585
Repurchase agreements, at value	42,208	52,933	—		95,141

Total investment securities, at value	1,012,550	4,984,051	—		5,996,601
Cash	24	1,033	—		1,057
Receivables:
Investment securities sold	4	1,447	—		1,451
Fund shares sold	2,037	29,659	—		31,696
Interest and dividends	7,284	27,990	—		35,274

Total Assets	1,021,899	5,044,180	—		6,066,079

LIABILITIES:
Payables:
Dividends	$3,031	$7,877	$—		$10,908
Investment securities purchased	569	31,105	—		31,674
Collateral for securities lending program	55,208	151,287	—		206,495
Fund shares redeemed	1,590	8,854			10,444
Accrued liabilities:
Investment advisory fees	228	1,004	(215	) (a)	1,017
Administration fees	25	301	—		326
Shareholder servicing fees	133	591	—		724
Distribution fees	74	353	—		427
Custodian and accounting fees	28	72	—		100
Trustees and Chief Compliance Officer’s fees	4	32	—		36
Other	121	561	215	(a)	897

Total Liabilities	61,011	202,037	—		263,048

Net Assets	$960,888	$4,842,143	$—		$5,803,031

Net Assets:
Paid in capital	$998,264	$4,941,483	$—		$5,939,747
Accumulated undistributed (overdistributed) net investment income	(81)	123	—		42
Accumulated net realized gain (loss) on investments	(29,517)	(54,405)	—		(83,922)
Net unrealized appreciation (depreciation) of investments	(7,778)	(45,058)	—		(52,836)

Total Net Assets	$960,888	$4,842,143	$—		$5,803,031

Net Assets:
Class A	$107,623	$872,849	$—		$980,472	(b)
Class B	45,218	77,174	—		122,392	(b)
Class C	35,362	191,776	—		227,138	(b)
Class R5	—	204,785	—		204,785
Select Class	646,159	2,753,199	—		3,399,358	(b)
Ultra	126,526	742,360	—		868,886	(b)

Total Net Assets	$960,888	$4,842,143	$—		$5,803,031

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,398	82,089	(276	) (c)	92,211
Class B	4,439	7,264	(183	) (c)	11,520
Class C	3,471	17,949	(161	) (c)	21,259
Class R5	—	19,287	—	(c)	19,287
Select Class	62,486	259,116	(1,673	) (c)	319,929
Ultra	12,232	69,851	(327	) (c)	81,756

Net asset value per share
Class A - Redemption price per share	$10.35	$10.63	—		$10.63
Class B - Offering price per share (d)	$10.19	$10.62	—		$10.62
Class C - Offering price per share (d)	$10.19	$10.68	—		$10.68
Class R5 - Offering and redemption price per share		$10.62	—		$10.62
Select Class - Offering and redemption price per share	$10.34	$10.63	—		$10.63
Ultra - Offering and redemption price per share	$10.34	$10.63	—		$10.63
Class A maximum sales charge	3.75%	3.75%	—		3.75%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	$10.75	$11.04	—		$11.04

Cost of investments in non-affiliates	$993,321	$4,756,463	—		$5,749,784
Cost of Investments in affiliates	27,007	272,646	—		299,653
Value of securities on loan	54,073	148,073	—		202,146

(a) Each Fund’s adviser or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(b) Reflects total combined net assets due to the merger.

(c) Reflects the adjustment to the number of shares outstanding due to the merger.

(d) Redemption price for Class B and Class C Shares varies based upon the length of time shares are held.

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund/JPMorgan Core Bond Fund
Pro Forma Combined Statement of Operations
For the Twelve Month Period Ended August 31, 2008 (Unaudited)
(Amounts in thousands)

	JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME:
Dividend income from affiliates	$527	$9,340			$9,867
Interest income	52,909	221,324			274,233
Interest income from affiliates	87	259			346
Income from securities lending (net)	408	2,039			2,447

Total investment income	53,931	232,962			286,893

EXPENSES:
Investment advisory fees	2,960	12,900	(14	) (a)	15,846
Administration fees	991	4,325	(34	) (a)	5,282
Distribution fees - Class A	289	1,911	(2	) (a)	2,198
Distribution fees - Class B	375	567		(a)	942
Distribution fees - Class C	281	1,047	(2	) (a)	1,326
Shareholder servicing fees - Class A	289	1,911	(2	) (a)	2,198
Shareholder servicing fees - Class B	125	190	(1	) (a)	314
Shareholder servicing fees - Class C	93	348	1	(a)	442
Shareholder servicing fees - Class R5	—	78	1	(a)	79
Shareholder servicing fees - Select Class	1,645	6,031	(7	) (a)	7,669
Custodian and accounting fees	101	317			418
Interest expense	8	—			8
Professional fees	94	148	(105	) (b)	137
Trustees’ and Chief Compliance Officer’s fees	16	48			64
Printing and mailing costs	48	422	(14	) (b)	456
Registration and filing fees	54	238	(60	) (b)	232
Transfer agent fees	411	2,295			2,706
Other	29	82			111

Total expenses	7,809	32,858	(239)		40,428
Less amounts waived	(1,294)	(5,918)	(386	) (a)	(7,598)
Less earnings credits	(5)	(11)	—		(16)
Less reimbursements for legal matters	1	1	—		2

Net expenses	6,511	26,930	(625)		32,816

Net investment income (loss)	47,420	206,032	625		254,077

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,227)	(4,115)			(13,342)
Payments by Affiliates	69	159			228

Net realized gain (loss)	(9,158)	(3,956)	—		(13,114)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	12,171	(9,246)	—		2,925
Investments in affiliates	81	343	—		424

Change in net unrealized appreciation (depreciation)	12,252	(8,903)	—		3,349

Net realized/unrealized gains (losses)	3,094	(12,859)	—		(9,765)

Change in net assets resulting from operations	$50,514	$193,173	$625		$244,312

(a) Based on the contract in effect for the surviving fund.

(b) Decrease due to the elimination of duplicate expenses achieved by merging the funds.

See notes to pro forma financial statements

JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

1. Basis of Combination

          The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended August 31, 2008, reflect the accounts of JPMorgan Intermediate Bond Fund, a separate fund of JPMorgan Trust II (“Intermediate Bond Fund”), and JPMorgan Core Bond Fund, a separate fund of JPMorgan Trust II (“Core Bond Fund”), each a “Fund” and collectively, the “Funds”. Following the combination, the Core Bond Fund will be the accounting survivor.

          Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Intermediate Bond Fund for shares of Core Bond Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests and accordingly, will be accounted for by the method of accounting for tax free mergers of investment companies. The combination would be accomplished by an acquisition of the net assets of Class A shares, Class B shares, Class C shares, Select Class shares and Ultra shares of Intermediate Bond Fund in exchange for Class A shares, Class B shares, Class C shares, Select Class shares and Ultra shares of Core Bond Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on August 31, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended August 31, 2008, as if the reorganization occurred on September 1, 2007. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Core Bond Fund will not be restated. The fiscal year end is the end of February for Intermediate Bond Fund and Core Bond Fund.

          The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statement of Additional Information.

2. Summary of Significant Accounting Policies

          The following is a summary of significant accounting policies which are consistently followed by Intermediate Bond Fund and Core Bond Fund in the preparation of its financial statements. Each of the Funds has substantially the same accounting policies, which are detailed in the historical financial statements referenced above in Note 1. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures

JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Intermediate Bond Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$64,183	$—
Level 2	948,367	—
Level 3	—	—
Total	$1,012,550	$—

Core Bond Fund

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$314,444	$—
Level 2	4,669,239	—
Level 3	368	—
Total	$4,984,051	$—

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*

Level 1	$378,627	$—
Level 2	5,617,606	—
Level 3	368	—
Total	$5,996,601	$—

JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
Notes to Pro Forma Financial Statements (unaudited)
August 31, 2008

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund

	Investments in Securities	Other Financial Instruments*

Balance as of 9/1/07	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfer in (out) of Level 3	368	—
Balance as of 8/31/08	$368	—

Combined Pro Forma Fund

	Investments in Securities	Other Financial Instruments*

Balance as of 9/1/07	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfer in (out) of Level 3	368	—
Balance as of 8/31/08	$368	—

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 10,122 Class A shares, 4,256 Class B shares, 3,310 Class C shares, 60,813 Select Class shares and 11,905 Ultra shares of Core Bond Fund in exchange for 10,398 Class A shares, 4,439 Class B shares, 3,471 Class C Shares, 62,486 Select Class shares and 12,232 Ultra shares of Intermediate Bond Fund, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Core Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	JPMORGAN TRUST I AND II COMBINED SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 15, 2009	PROXY

The undersigned acknowledges receipt of the Notice of Meeting and Proxy Statement for the Combined Special Meeting of Shareholders of JPMorgan Trust I and JPMorgan Trust II, to be held at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”) 245 Park Avenue, New York, New York 10167 on June 15, 2009, at 10:00 a.m., New York time (the “Meeting”), and appoints Frank Tango, Michael Tansley, Tiffany Prasad, and Laura Melman (and each of them) proxies, with power of substitution, to attend the Combined Special Meeting (and any postponements or adjournments thereof) and to vote all shares the undersigned is entitled to vote upon the matters indicated on the reverse side and with discretionary power to vote on any other business that may properly come before the Special Meeting.

This Proxy when properly executed will be voted in the manner directed by the undersigned. THE SOLICITATION OF THIS PROXY IS MADE ON BEHALF OF THE BOARD OF TRUSTEES. Your vote is important. Complete, sign on the reverse side and return this card as soon as possible.

VOTE VIA THE TELEPHONE: 1-866-241-6192
VOTE VIA THE INTERNET: www.proxy-direct.com

YOUR VOTE IS IMPORTANT.

Please complete, sign and return this card as soon as possible. Please sign exactly as your name(s) appear(s) on this Proxy. If shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

__________________________________________________________

Signature

__________________________________________________________

Signature (if held jointly)

______________________________________________________,2009

Date                                                JPM_19988_041809

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Acquired Fund

Acquiring Fund

JPMorgan Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Short Term Bond Fund

JPMorgan Short Duration Bond Fund

JPMorgan Tax Aware Enhanced Income Fund

JPMorgan Short Duration Municipal Bond Fund

JPMorgan Tax Aware Short-Intermediate Income Fund

JPMorgan Short Duration Municipal Bond Fund

JPMorgan Intermediate Bond Fund

JPMorgan Core Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan West Virginia Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

Important Notice Regarding the Availability of Proxy Materials for JPMorgan Trust I and II

Shareholder Meeting to Be Held on June 15, 2009.

The Proxy Statement for this meeting is available at https://www.proxy-direct.com/jpm19988

Please detach at perforation before mailing.

The Board of Trustees recommends that you vote FOR the proposals below. Please vote your shares of each Acquired Fund you own.

PLEASE MARK VOTES AS IN THIS EXAMPLE:

1.

To approve the Agreement and Plan of Reorganization by and among JPMorgan Trust I and JPMorgan Trust II pursuant to which each Acquired Fund will transfer all of its assets attributable to each class of its shares to the corresponding Acquiring Fund, as indicated below, in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.  Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

Acquired Fund	Acquiring Fund	FOR	AGAINST	ABSTAIN
01 JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
02 JPMorgan Short Term Bond Fund	JPMorgan Short Duration Bond Fund
03 JPMorgan Tax Aware Enhanced Income Fund	JPMorgan Short Duration Municipal Bond Fund
04 JPMorgan Tax Aware Short-Intermediate Income Fund	JPMorgan Short Duration Municipal Bond Fund
05 JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund
06 JPMorgan Kentucky Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
07 JPMorgan Louisiana Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
08 JPMorgan West Virginia Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

2.

To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof

PLEASE SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.
JPM_19988_041809